             As filed with the Securities and Exchange Commission on May 1, 2007

                                            REGISTRATION NOS. 002-96223/811-3240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. __                      [ ]

                         Post Effective Amendment No. 42                     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 134                            [X]

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         AMERICAN HOME ASSURANCE COMPANY
                               (NAME OF GUARANTOR)

                       70 PINE STREET, NEW YORK, NY 10270
         (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 770-7000
               (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             KATHERINE STONER, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

TITLE OF SECURITIES BEING REGISTERED: TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Contract Form UIT-981 Fixed and Variable Annuity Contracts, and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
CONTRACT FORM UIT-981


PROSPECTUS                                                           MAY 1, 2007


This prospectus describes flexible Purchase Payment individual fixed and variable deferred annuity contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored qualified retirement plans. Nonqualified Contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in up to 3 out of a total of 6 Fixed and Variable Account Options (1 fixed and 5 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of VALIC Company I.

Variable Account Options
Asset Allocation Fund
Capital Conservation Fund
Mid Cap Index Fund
Money Market I Fund
Stock Index Fund

This prospectus provides information employers and Participants should know before investing in the Contracts and will help Participants make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2007, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542 (press 1, then 3). The table of contents for the SAI is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's Internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Glossary of Terms                                                             4
Fee Tables                                                                    5
Selected Purchase Unit Data                                                   6
Summary                                                                       7
General Information                                                          10
   About the Contracts                                                       10
   About VALIC                                                               10
   American Home Assurance Company                                           10
   About VALIC Separate Account A                                            11
   Units of Interest                                                         12
   Distribution of the Contracts                                             12
Fixed Account Option                                                         12
Variable Account Options                                                     13
Purchase Period                                                              13
   Account Establishment                                                     14
   When Your Account Will be Credited                                        15
   Purchase Units                                                            15
   Calculation of Value for the Fixed Account Option                         15
   Calculation of Value for the Variable Account Options                     16
   Stopping Purchase Payments                                                16
Transfers Between Investment Options                                         16
   During the Purchase Period - Policy Against Market Timing and Frequent
      Transfers                                                              16
   Communicating Transfer or Reallocation Instructions                       17
   Effective Date of Transfer                                                18
   Transfers During the Payout Period                                        18
Fees and Charges                                                             18
   Account Maintenance Charge                                                18
   Surrender Charge                                                          18
   Premium Tax Charge                                                        19
   Separate Account Charges                                                  19
   Other Tax Charges                                                         20
Payout Period                                                                20
   Fixed Payout                                                              20
   Variable Payout                                                           20
   Combination Fixed and Variable Payout                                     21
   Partial Annuitization                                                     21
   Payout Date                                                               21
   Payout Options                                                            22
   Payout Information                                                        22
Surrender of Account Value                                                   23
   When Surrenders Are Allowed                                               23
   Surrender Process                                                         23
   Amount That May Be Surrendered                                            23
   Surrender Restrictions                                                    24
   Partial Surrenders                                                        24
Exchange Privilege                                                           24
Death Benefits                                                               24
   The Process                                                               25
   Beneficiary Information                                                   25
   Special Information for Individual Nonqualified Contracts                 25
   During the Purchase Period                                                26

   During the Payout Period                                                  26
Other Contract Features                                                      26
   Changes That May Not Be Made                                              26
   Change of Beneficiary                                                     26
   Cancellation -- The 10 Day Free Look                                      27
   We Reserve Certain Rights                                                 27
   Relationship to Employer's Plan                                           27
Voting Rights                                                                28
   Who May Give Voting Instructions                                          28
   Determination of Fund Shares Attributable to Your Account                 28
   How Fund Shares Are Voted                                                 28
Federal Tax Matters                                                          28
   Type of Plans                                                             28
   Tax Consequences in General                                               29
   Effect of Tax-Deferred Accumulations                                      31
Legal Proceedings                                                            32
Financial Statements                                                         33
Table of Contents of Statement of Additional Information                     33

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "we," "us", "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

     ACCOUNT VALUE - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

     ANNUITANT - the individual (in most cases, you) to whom Payout Payments will be paid.

     ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option.

     BENEFICIARY - the individual designated to receive Payout Payments upon the death of the Annuitant.

     BUSINESS DAY - any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

     CONTRACT OWNER - the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

     DIVISION - the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

     FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

     HOME OFFICE - located at 2929 Allen Parkway, Houston, Texas 77019.

     MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

     PARTICIPANT - the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.

     PARTICIPANT YEAR - a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

     PAYOUT PAYMENTS - annuity payments withdrawn in a steady stream during the Payout Period.

     PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

     PAYOUT UNIT - a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

     PROOF OF DEATH - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

     PURCHASE PAYMENTS - an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

     PURCHASE PERIOD - the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender).

     PURCHASE UNIT - a unit of interest owned by you in your Variable Account Option.

     SYSTEMATIC WITHDRAWALS - payments withdrawn on a regular basis during the Purchase Period.

     VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

     VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.

FEE TABLES

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or surrender the Contract.

CONTRACT OWNER/PARTICIPANT TRANSACTION EXPENSES (1)

Maximum Deferred Surrender Charge (as a percentage of the lesser of all Purchase Payments received during the last 60 months or
   the amount surrendered, as applicable) (1)                         5.00%
Maximum Loan Application Fee (per loan)                             $   60
State Premium Taxes (as a percentage of the amount annuitized)       0-3.5%

(1) No surrender charge will be applied if your account has been in effect for 15 years or longer, or your account has been in effect for 5 years or longer and you have attained age 59 1/2. There will be no surrender charge on Purchase Payments received more than 60 months prior to surrender. Also, in any Participant Year, withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

SEPARATE ACCOUNT EXPENSES

ACCOUNT MAINTENANCE FEE                                           $  30
Mortality and Expense Risk (as a percentage of Separate Account
   average net assets)                                             1.00%

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                     MINIMUM   MAXIMUM
-------------------------------------------                     -------   -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service
   (12b-1) fees, and other expenses)                             0.36%     0.72%

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:


(1)  IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $642     $1,046     $949     $2,065

(2)  IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $178      $551      $949     $2,065

(3)  IF YOU DO NOT SURRENDER YOUR CONTRACT:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $178      $551      $949     $2,065


Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA

Purchase Units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.


                                         UNIT VALUE AT   UNIT VALUE      NUMBER OF UNITS
           FUND NAME              YEAR        1/1         AT 12/31    OUTSTANDING AT 12/31
           ---------              ----   -------------   ----------   --------------------
Asset Allocation Division 5       2006        4.481         4.958           31,608,964
                                  2005        4.364         4.481           38,101,825
                                  2004        4.063         4.364           42,594,301
                                  2003        3.429         4.063           42,040,433
                                  2002        3.821         3.429           43,285,442
                                  2001        4.030         3.821           48,720,402
                                  2000        4.174         4.030           52,959,577
                                  1999        3.773         4.174           61,240,667
                                  1998        3.219         3.773           60,237,818
                                  1997        2.652         3.219           57,307,351
                                  1996        2.411         2.652           62,292,617

Capital Conservation Division 1   2006        4.886         5.056              646,707
                                  2005        4.849         4.886              710,759

                                         UNIT VALUE AT   UNIT VALUE      NUMBER OF UNITS
           FUND NAME              YEAR        1/1         AT 12/31    OUTSTANDING AT 12/31
           ---------              ----   -------------   ----------   --------------------
                                  2004        4.710         4.849              804,405
                                  2003        4.569         4.710              865,198
                                  2002        4.237         4.569              992,976
                                  2001        3.971         4.237            1,004,582
                                  2000        3.673         3.971            1,162,015
                                  1999        3.726         3.673            1,415,413
                                  1998        3.506         3.726            1,689,443
                                  1997        3.262         3.506            1,831,961
                                  1996        3.238         3.262            1,991,536

Mid Cap Index Division 4          2006        9.317        10.145          207,349,862
                                  2005        8.388         9.317          198,552,536
                                  2004        7.301         8.388          187,095,480
                                  2003        5.457         7.301          174,675,260
                                  2002        6.477         5.457          157,442,272
                                  2001        6.605         6.477          149,549,757
                                  2000        5.722         6.605          146,197,467
                                  1999        5.029         5.722          151,288,816
                                  1998        4.269         5.029          169,039,887
                                  1997        3.273         4.269          171,065,657
                                  1996        2.783         3.273          172,816,978

Money Market I Division 2         2006        2.795         2.895              514,112
                                  2005        2.748         2.795              636,513
                                  2004        2.753         2.748              656,703
                                  2003        2.764         2.753              735,265
                                  2002        2.758         2.764            1,288,000
                                  2001        2.687         2.758            1,386,970
                                  2000        2.560         2.687            1,601,984
                                  1999        2.469         2.560            1,632,469
                                  1998        2.371         2.469            1,700,333
                                  1997        2.277         2.371            1,931,439
                                  1996        2.191         2.277            2,142,534

Stock Index Division 10D          2006        8.695         9.935            2,691,954
                                  2005        8.399         8.695            2,978,546
                                  2004        7.677         8.399            3,466,380
                                  2003        6.048         7.677            3,740,323
                                  2002        7.876         6.048            3,940,019
                                  2001        9.061         7.876            4,447,667
                                  2000       10.096         9.061            5,062,272
                                  1999        8.458        10.096            5,858,523
                                  1998        6.653         8.458            6,655,796
                                  1997        5.049         6.653            7,438,537
                                  1996        4.155         5.049            8,381,704


SUMMARY

The following is a summary of the major features of the Contracts. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice from among one Fixed Account Option and five Variable Account Options. Each of the Variable Account Options shown below is a series of VALIC Company I. Participants will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your Contract is part of an employer's retirement program, that program will describe which Variable Account Options are available to you.

Fixed Account Option

Fixed Account Plus provides fixed-return investment growth for the long-term. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. Certain limitations may also apply. See "Transfers Between Investment Options."

Variable Account Options

Asset Allocation Fund -- an equity and fixed-income option.

Capital Conservation Fund -- a fixed-income option.

Mid Cap Index Fund -- a domestic mid-cap equity option.

Money Market I Fund -- a fixed-income option.

Stock Index Fund -- a domestic large-cap equity option.


Details about the investment objective and strategy of the Mutual Funds shown above can be found in the section of the prospectus entitled "Variable Account Options," and also in the current VALIC Company I prospectus, available at www.aigvalic.com (or call 1-800-448-2542, press 1, then 3).


GUARANTEED DEATH BENEFIT

The Contract offers a death benefit upon the death of the Annuitant during the Purchase Period equal to the greater of Account Value or Purchase Payments reduced by withdrawals.

TRANSFERS

There is no charge to transfer the money in your account among the investment options. You may transfer your Account Value between Variable Account Options or to the Fixed Account Option once every 30 days during the Purchase Period, subject to certain rules. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

Once you begin receiving annuity payments from your account (during the Payout Period), you may still transfer funds among Variable Account Options once every 365 days.

FEES AND CHARGES

Account Maintenance Charge

The annual account maintenance charge is $30.

Surrender Charge

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is 5% of the contributions you made to your account during the last 36 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

Premium Tax Charge

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

Separate Account Charges

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

Since some of these fees may not apply to your Contract, consult your AIG VALIC financial advisor to see how these provisions apply to you.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code of 1986, as amended ("Code") sections 403(b) or 401(k) and individual retirement plans ("IRAs")) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.

For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

PURCHASE REQUIREMENTS

If the Contract is a flexible Purchase Payment Contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the Contract is a single Purchase Payment Contract, the minimum Purchase Payment is $1,000 per Participant account. These minimums may be waived where one purchaser, such as an employer, purchases a number of Contracts.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. The free look does not apply to Participant certificates except in a limited number of states. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract as required.

LOANS


Certain Contracts may offer a tax-free loan provision for tax-qualified Contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).


GENERAL INFORMATION

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. You will be permitted to select up to three investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. The name was changed to The Variable Annuity Life Insurance Company on November 5, 1968. Our main business is issuing and offering fixed and variable retirement annuity contracts, like UIT-981 ("Impact"). Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation, ("AGC"), holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

AMERICAN HOME ASSURANCE COMPANY


The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.


Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.


American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contracts. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Ten Divisions are available and represent the Variable Account Options in the Contracts. Each of these Divisions invests in a different Mutual Fund made available through the Contracts. For example, Division Ten represents and invests in the (VALIC Company I) Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established VALIC Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended.

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the

Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the Contract Owner, Participants, Annuitants, and Beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and AGC have no legal obligation to back these commitments.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The principal underwriter for the VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of the NASD.

The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. For more information about the distributor, see "Distribution of Variable Annuity Contracts" in the SAI.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

FIXED ACCOUNT OPTION

The Contracts offer one Fixed Account Option. This account provides fixed-rate earnings and guarantees safety of principal. The guarantee is backed by the claims-paying ability of the Company, and not the Separate Account. The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under The Securities Act of 1933, as amended. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

Fixed Account Plus invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest. There are limitations on transfers out of this option. Purchase Payments allocated to a Fixed Account Option will receive an initial rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to a Variable Account Option, any assets transferred back into Fixed Account Plus within 90 days will receive the current rate of interest, which may be lower than the initial rate.

Money allocated to the Fixed Account Option goes into VALIC's general account. The general account consists of all of VALIC's assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC Contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC's general assets. Thus, we bear the entire investment risk for the Fixed Account Option.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent five Variable Account Options, shown below. Your retirement program may limit the number of Variable Account Options in which you may invest. Certain additional limitations may also apply. See "About VALIC Separate Account A."


Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of VALIC Company I. VALIC Company I serves as the investment vehicle for the Contracts. VALIC Company I is registered as an open-end, management investment company and is regulated under the 1940 Act. A brief description of the investment objective and strategy of each Variable Account Option is shown below. For more detailed information about each Mutual Fund option, including investment strategy and risks, you should refer to the VALIC Company I prospectus. Copies are available online at www.aigvalic.com or you may call 1-800-448-2542 (press 1, then 3). Please read the prospectus carefully before investing.


Description of Funds Available as Variable Account Options

Asset Allocation Fund (Division 5) -- seeks maximum aggregate rate of return over the long term through controlled investment risk by adjusting its investment mix among stocks, long term debt securities and short-term money market securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Capital Conservation Fund (Division 7) -- seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Mid Cap Index Fund (Division 4) -- seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index.* Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Money Market I Fund (Division 6) -- seeks liquidity, protection of capital and current income thorough investments in short-term money market instruments.
Adviser: VALIC. Sub-adviser: AIG SunAmerica Asset Management Corp.

Stock Index Fund (Division 10D) -- seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index.* Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

AIG Global Investment Corp. and AIG SunAmerica Asset Management Corp. are affiliated with VALIC due to common ownership.

* "Standard & Poor's(R)," "S&P," "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). The Mid Cap Index Fund and the Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in either Fund.

PURCHASE PERIOD

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You must establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, then your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type      Initial Payment   Subsequent Payment
-------------      ---------------   ------------------
Periodic Payment        $   30              $ 30
Single Payment          $1,000               -0-

Purchase Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

     - Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected;

     -    Reject the application and return the Purchase Payment; or

     - Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

     - Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us;

     - Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

     - Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or group number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by us or directly by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

CALCULATION OF VALUE FOR THE FIXED ACCOUNT OPTION

You may allocate all or a portion of your Purchase Payments to the Fixed Account Option as permitted by your retirement program. A complete discussion of the Fixed Account Option may be found in the "Fixed Account Option" section in this prospectus. The value of your Fixed Account Option is calculated on a given Business Day as shown below:

     The value of your Fixed Account Option

     EQUALS

     All Purchase Payments made to the Fixed Account Option

     PLUS

     Amounts transferred from the Variable Account Option to the Fixed Account Option

     PLUS

     All interest earned

     MINUS

     Amounts transferred or withdrawn from Fixed Account Option (including applicable fees and charges).

CALCULATION OF VALUE FOR THE VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than three investment options. A complete discussion of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit value, your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of each Variable Account Option will change each Business Day depending upon the investment performance of the Mutual Fund (which may be positive or negative) and the deduction of the separate account charges. See "Fees and Charges." Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closures will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in the Contract without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.aigvalic.com. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD - POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the Internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days.

The Contracts and Account Options are not designed for short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

     -    the dollar amount of the transfer;

     - the total assets of the Variable Account Option involved in the transfer;

     -    the number of transfers completed in the current calendar quarter; or

     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Option is subject to additional restrictions:

FIXED ACCOUNT OPTION   % OF ACCOUNT VALUE   FREQUENCY                OTHER RESTRICTIONS
--------------------   ------------------   ---------   --------------------------------------------
Fixed Account Plus:    Up to 20% per        Any time    If you transfer assets from Fixed Account
                       Participant Year                 Plus to a Variable Account Option, any
                                                        assets transferred back into Fixed Account
                                                        Plus within 90 days may receive a different
                                                        rate of interest than your new Purchase
                                                        Payments. (1)

Fixed Account Plus:    Up to 100%           Any time    Available if your Account Value is less than
                                                        or equal to $500.

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the Internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

     - The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise

     -    The next date values are calculated.

We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made from the Contract's investment options, subject to the following restrictions:

PAYOUT OPTION           % OF ACCOUNT VALUE                       FREQUENCY
-------------           ------------------                       ---------
Variable Payout:        Up to 100%                               Once every 365 days
Combination Fixed and   Up to 100% of money in variable option   Once every 365 days
   Variable Payout:     payout
Fixed Payout:           Not permitted                            N/A

FEES AND CHARGES

By investing in Impact, you may be subject to the following basic types of fees and charges, applied to the Fixed and Variable Account Options:

     -    Account Maintenance Charge

     -    Surrender Charge

     -    Premium Tax Charge

     -    Separate Account Charges

     -    Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables."

ACCOUNT MAINTENANCE CHARGE

During the Purchase Period an account maintenance charge of $30.00 will be deducted on the last day of the calendar quarter following receipt of the first purchase payment and annually on that date after that. We will sell Purchase Units from your account to pay the account maintenance charge. The charge will be assessed equally among the Variable Account Options and the Fixed Account Option that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Contracts.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amount of Surrender Charge

A surrender charge is equal to five percent (5%) of the amount of all Purchase Payments received during the past 36 months.

10% Free Withdrawal

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit or to any subsequent withdrawals in that year. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

-    To money applied to provide a Payout Option;

-    To death benefits, or

- If no Purchase Payments have been received during the 36 months prior to the date of surrender.

The surrender charge may be reduced or waived if a Contract is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit that may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be. Separate Account Charges are not applied to Variable Investment Options during the Payout Period. For more information about the mortality and expense risk fee, see the Fee Tables in this prospectus.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply all or a portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

     -    Type and duration of payout option chosen;

     -    Your age or your age and the age of your survivor(1);

     - Your gender or your gender and the gender of your survivor(1) (IRAs and certain nonqualified contracts);

     -    The portion of your Account Value being applied; and

     -    The payout rate being applied and the frequency of the payments.

(1)  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3 1/2% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected.

VARIABLE PAYOUT

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit values are calculated, see the SAI.

In determining the first Payout Payment, an AIR of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds the AIR, subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than the AIR, subsequent payments will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

     - From your existing Variable Account Options (payment will vary); with a

     -    Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide your Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

- The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

- The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

- Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

- In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

- Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

- All contracts require distributions to commence within a prescribed period after the death of the owner/participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

- The contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity, except that Payment for a Designated Period is available only as a fixed payout. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment.

     - Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

     - Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, payments will continue to the Beneficiary for the rest of the guaranteed period.

     - Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments.

     - Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for Beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

     - Payment for a Designated Period -- payments are made to you for a select number of years between three and 15. Upon your death, payments will continue to your Beneficiary until the designated period is completed. Payment for a designated period is available as a fixed payout option only.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

If a payout option selection is not made at least 30 days before the Payout Date, then:

     -    Payments will be made under the life with guaranteed period option;

     -    The payments will be guaranteed for a 10 year period;

     - The payments will be based on the allocation used for the Participant's Purchase Payments;

     - The Fixed Account Options will be used to distribute payments to the Participant on a fixed payout basis; and

     - The Variable Account Options will be used to distribute payments to the Participant on a variable payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value during the Purchase Period if:

     -    allowed under federal and state law; and

     -    allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the VALIC Company I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

We may defer payment of the surrender value in the Fixed Account Options for up to six months. Interest will be paid on such amounts if payment of Fixed Account Option surrender value is deferred for 30 calendar days or more.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:

     Allowed Surrender Value

     EQUALS

     The Account Value next computed after your properly completed request for surrender is received in our Home Office

     MINUS

     Any applicable surrender charge

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

     -    death benefits; and

     -    certain small amounts approved by the State of Florida.

Under the Louisiana State Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount surrendered

     PLUS

     Any surrender charge

     DIVIDED BY

     Your Purchase Units next computed after the written request for surrender is received at our Home Office.

EXCHANGE PRIVILEGES

From time to time, we may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

DEATH BENEFITS

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You may contact your AIG VALIC financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

     -    In a lump sum;

     - In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or

     -    In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

     In the case of a qualified Contract,

          - may delay any distributions until the Annuitant would have reached age 70 1/2; or

          - may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

     In the case of a nonqualified Contract,

          -    may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

     -    In full within 5 years after the year of the Annuitant's death; or

     - By payments beginning within 1 year after the year of the Annuitant's death under:

          1.   A life annuity;

          2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

          3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Payout Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

SPECIAL INFORMATION FOR INDIVIDUAL NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the Contract Owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the Internal Revenue Service (the "IRS"). In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:

     - Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC; or

     - 100% of Purchase Payments (to the Fixed and/ or the Variable Account Options)

          MINUS

          The amount of all prior withdrawals and any portion of Account Value applied under a payout option

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the "Payout Period" section of this prospectus.

     - If the life only option or joint and survivor life option was chosen, there will be no death benefit.

     - If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

          1. Receive the present value of any remaining payments in a lump sum;

          2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

          3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

OTHER CONTRACT FEATURES

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

     -    The Contract Owner (except for an individual nonqualified Contract);

     -    The Participant; and

     -    The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time. Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner, or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 and to limit the number of outstanding loans.

VOTING RIGHTS

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provision in the plan, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death Benefit has been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS


The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.


TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

- Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

- Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

-    Section 408(b) traditional IRAs;

-    Section 408A Roth IRAs;

- Section 457 deferred compensation plans of governmental and tax-exempt employers;

-    Section 408(k) SEPs and SARSEPs; and

-    Section 408(p) SIMPLE retirement accounts.


Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.



Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.



For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").



In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.


TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.


Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.


Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.


Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.



The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.



It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.



In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.



Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

     - A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

     - A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

     -    Taxable accounts such as savings accounts.

                                  (BAR CHART)

                                             10 YEARS   20 YEARS   30 YEARS
                                             --------   --------   --------
Taxable Account                               $16,325    $45,560   $ 97,917
Nonqualified Contract Tax-Deferred Annuity    $18,128    $57,266   $141,761
Tax-Deferred Annuity                          $24,171    $76,355   $189,015

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                                                               Tax-Favored
PAYCHECK COMPARISON                                        Retirement Program   Taxable Account
-------------------                                        ------------------   ---------------
Annual amount available for savings before federal taxes         $2,400              $2,400
Current federal income tax due on Purchase Payments                   0              $ (600)
Net retirement plan Purchase Payments                            $2,400              $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.


On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of Depositor, Registrant, Guarantor, and Principal Underwriter, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable annuity product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and Principal Underwriter, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable annuity products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.


As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.


Subject to the receipt of permanent relief, Depositor, Registrant and Principal Underwriter believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable annuity products.

FINANCIAL STATEMENTS


The financial statements of VALIC, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at AIG VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or call us at 1-800-448-2542 (press 1, then
3).



Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-2000.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----
General Information .....................................................     2
Federal Tax Matters .....................................................     2
   Economic Growth and Tax Relief Reconciliation Act of 2001 ............     2
   Tax Consequences of Purchase Payments ................................     3
   Tax Consequences of Distributions ....................................     5
   Special Tax Consequences -- Early Distribution .......................     7
   Special Tax Consequences -- Required Distributions ...................     8
   Tax Free Rollovers, Transfers and Exchanges ..........................     9
Exchange Privilege ......................................................    10
Calculation of Surrender Charge .........................................    11
   Illustration of Surrender Charge on Total Surrender ..................    11
   Illustration of Surrender Charge on a 10% Partial Surrender Followed
      by a Full Surrender ...............................................    12
Purchase Unit Value .....................................................    12
   Illustration of Calculation of Purchase Unit Value ...................    13
   Illustration of Purchase of Purchase Units ...........................    13
Payout Payments .........................................................    13

   Assumed Investment Rate ..............................................    13
   Amount of Payout Payments ............................................    13
   Payout Unit Value ....................................................    14
   Illustration of Calculation of Payout Unit Value .....................    14
   Illustration of Payout Payments ......................................    15
Distribution of Variable Annuity Contracts ..............................    15
Experts .................................................................    15
Comments on Financial Statements ........................................    16

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                             UNITS OF INTEREST UNDER
                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                              CONTRACT FORM UIT-981

                      STATEMENT OF ADDITIONAL INFORMATION

                                 FORM N-4 PART B


                                   MAY 1, 2007



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for the Contract Form UIT-981 dated May 1, 2007 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company") at AIG VALIC Document Control, PO Box 15648, Amarillo, Texas, 79105 or 1-800-448-2542 (press 1, then 3). Prospectuses are also available on the internet at www.aigvalic.com.


                                TABLE OF CONTENTS


General Information                                                            2
Federal Tax Matters                                                            2
   Economic Growth and Tax Relief Reconciliation Act of 2001                   2
   Tax Consequences of Purchase Payments                                       3
   Tax Consequences of Distributions                                           5
   Special Tax Consequences -- Early Distribution                              7
   Special Tax Consequences -- Required Distributions                          8
   Tax-Free Rollovers, Transfers and Exchanges                                 9
Exchange Privilege                                                            10
Calculation of Surrender Charge                                               11
   Illustration of Surrender Charge on Total Surrender                        11
   Illustration of Surrender Charge on a 10% Partial Surrender
      Followed by a Full Surrender                                            12
Purchase Unit Value                                                           12
   Illustration of Calculation of Purchase Units Value                        13
   Illustration of Purchase of Purchase Units                                 13
Payout Payments                                                               13
   Assumed Investment Rate                                                    13
   Amount of Payout Payments                                                  13
   Payout Unit Value                                                          14
   Illustration of Calculation of Payout Unit Value                           14
   Illustration of Payout Payments                                            15
Distribution of Variable Annuity Contracts                                    15
Experts                                                                       15
Comments on Financial Statements                                              16

                               GENERAL INFORMATION

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

                               FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

     This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001


     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"). Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.


     For 2007, your elective deferrals are generally limited to $15,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $45,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2007, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($5,000 if you are age 50 or older), and generally fully deductible in 2007 only by individuals who:

     (i) are not active Participants in another retirement plan, and are not married;

     (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $150,000;

     (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $52,000 or less; or

     (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $83,000 or less.


     Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $8,000 or 100% of the working spouse's earned income, and no more than $4,000 may be contributed to either spouse's IRA for any year. The $8,000 limit increases to $10,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).


     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

     (i) the lesser of $4,000 ($5,000 if you are age 50 or older; $8,000 for you and your spouse's IRAs, or $10,000 if you are both age 50 or older) or 100% of compensation, over

     (ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2007, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($5,000 if you are age 50 or older), and a full contribution may be made only by individuals who:

     (i)  are unmarried and have adjusted gross income of $99,000 or less; or

     (ii) are married and filing jointly, and have adjusted gross income of $156,000 or less.



     The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $156,000 and $166,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $166,000. Similarly, the contribution is reduced for those who are single with modified AGI between $99,000 and $115,000, with no contribution for singles with modified AGI over $115,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.


     All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.


     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.



     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2007, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $15,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,000 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.


     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.


     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2007, the employer may contribute up to 25% of your compensation or $45,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the

SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and
$12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. In 2007, the limit is $15,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2007, employee salary reduction contributions cannot exceed $10,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.



     Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


     Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)  attainment of age 59 1/2;

(2)  severance from employment;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

     As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)  distributions of Roth 403(b) contributions;

(2)  qualified distributions of earnings on Roth 403(b) contributions and,

(3)  other after-tax amounts in the Contract.


Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified" and, if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.



401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.



408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.


     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

     403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1)  death;

     (2)  disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

     (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

     (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

     (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

     (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2 for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

     (1)  to a Beneficiary on or after the Contract Owner's death;

     (2)  upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4)  made under an immediate annuity contract, or

     (5)  allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

     (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

     (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").


     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy.

     A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.

     401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1)  there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

     Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

     At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)


     403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k). Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.



     401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.


     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

     (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

     (ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.

     Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

                               EXCHANGE PRIVILEGE

     From time to time, we may allow you to exchange an older variable annuity issued by VALIC into VALIC's Portfolio Director Plus Fixed and Variable Annuity Product ("Portfolio Director"), a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into Portfolio Director as discussed below. See the Portfolio Director prospectus for more details concerning the Portfolio Director investment options and associated fees.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders that may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.


     Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 32 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 13 of which invest in public mutual fund portfolios. Three fixed investment options are also available.


     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

                         CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the prospectus under "Fees and Charges--Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

               ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

                               TRANSACTION HISTORY

DATE                   TRANSACTION             AMOUNT
----       --------------------------------   -------
 2/1/95    Purchase Payment                   $10,000
 2/1/96    Purchase Payment                     5,000
 2/1/97    Purchase Payment                    15,000
 2/1/98    Purchase Payment                     2,000
 7/1/98    Total Purchase Payments (Assumes
           Account Value is $38,000)           32,000
12/31/99   Full Surrender

Surrender Charge is lesser of (a) or (b):

a. Surrender Charge calculated on 36 months of Purchase Payments
     1. Surrender Charge against Purchase Payment of 2/1/95                  $  0
     2. Surrender Charge against Purchase Payment of 2/1/96 (0.05 X $5,000)  $250

     3. Surrender Charge against Purchase Payment of 2/1/97 (0.05 X $15,000)  $  750
     4. Surrender Charge against Purchase Payment of 2/1/98 (0.05 X $2,000)   $  100
     Surrender Charge based on Purchase Payments (1+2+3+4)                    $1,100

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

Account Value at time of surrender         $38,000
Less 10% not subject to surrender charge    -3,800
                                           -------
Subject to surrender charge                 34,200
                                           X   .05
                                           -------
Surrender Charge based on Account Value    $ 1,710   $1,710
Surrender Charge is the lesser of a or b             $1,100
                                                     ------

     ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY
                                A FULL SURRENDER

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

DATE                  TRANSACTION             AMOUNT
----     ----------------------------------   ------
2/1/95   Purchase Payment                     $4,000
2/1/96   Purchase Payment                          0
2/1/97   Purchase Payment                          0
2/1/98   Purchase Payment                      1,000
7/1/98   Partial Surrender
         (Assumes Account Value is $10,000)    2,500

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

     10% of $10,000=$1,000.

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $2,500 -$1,000=$1,500.

c. Since only $1,000 has been paid in Purchase Payments in the 36 months prior to the Full Surrender, the charge can only be calculated on $1,000. Thus, the charge is $1,000 X (0.05)=$50.00.

                               PURCHASE UNIT VALUE

     Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

     Gross Investment Rate

=    (EQUALS)

     The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.

/    (DIVIDED BY)

     The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

     Net Investment Rate

=    (EQUALS)

     Gross Investment Rate (calculated in Step 1)

-    (MINUS)

     Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

     Purchase Unit Value for that day.

=    (EQUALS)

     Purchase Unit Value for immediate preceding day.

x    (MULTIPLIED BY)

     Net Investment Rate (as calculated in Step 2) plus 1.00.

     The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

1.  Purchase Unit value, beginning of period.......................   $ 1.800000
2.  Value of Fund share, beginning of period.......................    21.200000
3.  Change in value of Fund share..................................      .500000
4.  Gross investment return (3)x(2)................................      .023585
5.  Daily separate account fee.....................................   $  .000027
                                                                      ----------
6.  Net investment return (4)-(5)..................................      .023558
                                                                      ----------
7.  Net investment factor 1.000000+(6).............................   $ 1.023558
                                                                      ----------
8.  Purchase Unit value, end of period (1)x(7).....................   $ 1.842404
                                                                      ----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

1.  First Periodic Purchase Payment                                     $  100.00
2.  Purchase Unit value on effective date of purchase (see Example 3)   $1.800000
3.  Number of Purchase Units purchased (1) divided by (2)                  55.556
4.  Purchase Unit value for valuation date following purchase
    (See Example 3)                                                     $1.842404
                                                                        ---------
5.  Value of Purchase Units in account for valuation date
     following purchase (3) X (4)                                       $  102.36
                                                                        ---------

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout

Payout Payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed Payout Payment.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example:

1.    Payout Unit value, beginning of period......................   $ .980000
2.    Net investment factor for Period (see Example 3)............    1.023558
3.    Daily adjustments for 3 1/2% Assumed Investment Rate........     .999906
4.    (2)x(3).....................................................    1.023462
5.    Payout Unit value, end of period (1) X (4)..................   $1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

     Example: Annuitant age 65, Life Annuity with 120 Payments Certain

1.    Number of Purchase Units at Payout Date.....................    10,000.00
2.    Purchase Unit value (see Example 3).........................   $ 1.800000
3.    Account Value of Contract (1) X (2).........................   $18,000.00
4.    First monthly Payout Payment per $1,000 of Account Value....   $     6.57
5.    First monthly Payout Payment (3) X (4) divided by 1,000.....   $   118.26
6.    Payout Unit value (see Example 8)...........................   $  .980000
7.    Number of Payout Units (5) divided by (6)...................   $  120.673
8.    Assume Payout Unit value for second month equal to..........   $  .997000
9.    Second monthly Payout Payment (7) X (8).....................   $   120.31
10.   Assume Payout Unit value for third month equal to...........   $  .953000
11.   Third monthly Payout Payment (7) X (10).....................   $   115.00

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the National Association of Securities Dealers (the "NASD"). The principal underwriter for the VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of the Company. The Distributor was formerly known as A.G. Distributors, Inc. In the states of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively.. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Charges Under Variable Annuity Contracts.")


     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2004, 2005 and 2006 were $9,583, 7,156 and $5,804, respectively. The Distributor retained $0 in commissions for those same years.


                                     EXPERTS


     The consolidated financial statements of The Variable Annuity Insurance Company as of December 31, 2006 and for the three years then ended December 31, 2006 and the financial statements of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2006 and 2005 and for the two years then ended December 31, 2006, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.

     The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2006, are also presented in the Statement of Additional Information, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.


                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions One, Two, Four, Five, and Ten are the only Divisions available under the Contracts described in the prospectus.



     You should only consider the financial statements of American Home that we include in the SAI as bearing on the ability of American Home, as guarantor, to meet it obligations under the guarantee with respect to contracts with a date of issue of December 29, 2006 or earlier.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(S)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                   1

Consolidated Balance Sheet - December 31, 2006 and 2005                2 to 3

Consolidated Statement of Income and Comprehensive Income - Years      4 to 5
  Ended December 31, 2006, 2005 and 2004

Consolidated Statement of Cash Flows - Years Ended December 31,        6 to 7
  2006, 2005 and 2004

Notes to Consolidated Financial Statements                             8 to 36

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet as of December 31, 2006 and 2005 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain hybrid financial instruments in 2006 and its method of accounting for certain nontraditional long-duration contracts in 2004.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 27, 2007

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                                     December 31, December 31,
                                                         2006         2005
                                                     ------------ ------------
                                                           (In millions)
ASSETS
Investments and cash
   Cash                                                $   108      $    56
   Short-term investments                                   20           34
       Bonds, notes and redeemable preferred
         stocks Available for sale, at fair
         value (amortized cost: 2006 - $27,327;
         2005 - $28,575)                                27,735       29,200
       Hybrid securities, at fair value
         (amortized cost: 2006 - $106)                     103           --
       Trading securities, at fair value (cost:
         2006 - $136; 2005 - $148)                         133          148
       Common stocks and non-redeemable
         preferred stocks: Available for sale,
         at fair value (cost: 2006 - $29; 2005
         - $20)                                             65           49
       Trading securities, at fair value (cost:
         2006 - $1; 2005 - $1)                               1            1
   Mortgage loans                                        3,412        2,542
   Policy loans                                          1,007          967
   Partnerships and other invested assets                2,126        1,471
   Securities lending collateral                        10,036        9,743
                                                       -------      -------
   Total investments and cash                           44,746       44,211

   Variable annuity assets held in separate
     accounts                                           27,262       24,116
   Accrued investment income                               415          423
   Deferred acquisition costs and cost of
     insurance purchased                                 1,851        1,737
   Deferred bonus interest                                  45           22
   Income taxes receivable                                   8           --
   Receivable from brokers                                  31           15
   Other assets                                             81           79
                                                       -------      -------
   TOTAL ASSETS                                        $74,439      $70,603
                                                       =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)


                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities
   Reserves for fixed annuity contracts                 $30,693      $30,502
   Income taxes payable                                      --            7
   Securities lending payable                            10,036        9,743
   Payable to brokers                                         4           44
   Other liabilities                                        327          308
                                                        -------      -------
   Total reserves, payables and accrued liabilities      41,060       40,604

Variable annuity liabilities related to separate
  accounts                                               27,262       24,116
Deferred income taxes                                       886          888
                                                        -------      -------
   Total liabilities                                     69,208       65,608
                                                        -------      -------
Shareholder's equity
   Common stock, $1 par value; 5,000,000 shares
     authorized; shares issued 2006 and 2005 -
     3,575,000                                                4            4
   Additional paid-in capital                             1,613        1,613
   Retained earnings                                      3,336        3,038
   Accumulated other comprehensive income                   278          340
                                                        -------      -------
   Total shareholder's equity                             5,231        4,995
                                                        -------      -------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY              $74,439      $70,603
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                        Years Ended December 31,
                                                        ----------------------
                                                         2006     2005    2004
                                                        ------   ------  ------
                                                             (In millions)
 REVENUES

    Investment income                                   $2,299   $2,219  $2,151
    Fee income
        Variable annuity fees                              307      285     260
        Other fee income                                    78       67      53
    Net realized investment gains (losses)                (156)     (37)      3
                                                        ------   ------  ------
    Total revenues                                       2,528    2,534   2,467
                                                        ------   ------  ------

 BENEFITS AND EXPENSES

    Interest credited to fixed annuity contracts         1,157    1,137   1,122
    General and administrative expenses, net of
      deferrals                                            155      144     143
    Amortization of deferred acquisition costs,
      cost of insurance purchased and deferred
      bonus interest                                       118       93      67
    Annual commissions, net of deferrals                    75       82      82
    Guaranteed minimum death benefits                        3        5       7
                                                        ------   ------  ------
    Total benefits and expenses                          1,508    1,461   1,421
                                                        ------   ------  ------

 PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                                     1,020    1,073   1,046

 Income tax expense                                        325      339     344
                                                        ------   ------  ------
 INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING
   CHANGE                                                  695      734     702

 Cumulative effect of accounting change, net of tax         --       --      (1)
                                                        ------   ------  ------
 NET INCOME                                             $  695   $  734  $  701
                                                        ------   ------  ------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2006     2005    2004
                                                         -----    -----   ----
                                                           (In millions)
OTHER COMPREHENSIVE INCOME

   Net unrealized gains (losses) on invested assets
     arising during the current period                  $(299)   $(791)   $210
   Reclassification adjustment for net realized losses
     included in net income                               132       59       3
   Adjustment to deferred acquisition costs and
     deferred bonus interest                               65      195     (41)
   Deferred Income tax benefit (expense)                   40      192     (61)
                                                         -----    -----   ----
OTHER COMPREHENSIVE (LOSS) INCOME                         (62)    (345)    111
                                                         -----    -----   ----
COMPREHENSIVE INCOME                                    $ 633    $ 389    $812
                                                         =====    =====   ====

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                     Years Ended December 31,
                                                   ---------------------------
                                                     2006     2005      2004
                                                   -------  --------  --------
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES

   Net income                                      $   695  $    734  $    701
   Adjustments to reconcile net income to net
     cash provided by operating activities:
       Cumulative effect of accounting
         change, net of tax                             --        --         1
       Interest credited to fixed annuity
         contracts                                   1,157     1,137     1,122
       Net realized investment (gains) losses          156        37        (3)
       Equity in income of partnerships and
         other invested assets                        (153)      (66)      (87)
       Amortization of premium and discount
         on securities                                 (58)      (53)      (47)
       Provision for deferred income taxes              37        67       135
   Changes in:
       Trading securities, at fair value                15      (133)       51
       Hybrid securities, at fair value                 30        --        --
       Accrued investment income                         8        (2)       (8)
       Deferred acquisition costs                      (73)      (79)     (108)
       Income taxes currently receivable/
         payable                                       (15)       23       (37)
       Other liabilities                                19        28         9
   Other, net                                            9        10       (18)
                                                   -------  --------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES            1,827     1,703     1,711
                                                   -------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES

   Purchases and issuances of:
       Bonds, notes and redeemable preferred
         stocks available for sale                  (6,498)  (19,969)  (20,644)
       Mortgage loans                               (1,142)     (530)     (511)
       Other investments, excluding
         short-term investments                     (2,745)   (2,034)   (1,942)
   Sales of:
       Bonds, notes and redeemable preferred
         stocks available for sale                   6,272    18,936    18,033
       Other investments, excluding
         short-term investments                      2,197     1,543     1,958
   Redemptions and maturities of:
       Bonds, notes and redeemable preferred
         stocks available for sale                   1,219     1,126     1,175
       Mortgage loans                                  274       334       186
   Change in short-term investments                     14        22        54
   Change in securities lending collateral            (293)     (457)   (4,835)
                                                   -------  --------  --------
NET CASH USED IN INVESTING ACTIVITIES                 (702)   (1,029)   (6,526)
                                                   -------  --------  --------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                      Years Ended December 31,
                                                     -------------------------
                                                       2006     2005     2004
                                                     -------  -------  -------
                                                           (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES

   Deposits on fixed annuity contracts               $ 2,401  $ 2,602  $ 2,753
   Net exchanges to the fixed accounts of variable
     annuity contracts                                   218      251      238
   Withdrawal payments on fixed annuity contracts     (3,387)  (3,407)  (2,502)
   Claims and annuity payments on fixed annuity
     contracts                                          (198)    (172)    (164)
   Change in securities lending payable                  293      457    4,835
   Cash capital contributions from Parent                 --       --       60
   Dividends paid to Parent                             (400)    (400)    (360)
                                                     -------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES   (1,073)    (669)   4,860
                                                     -------  -------  -------
NET INCREASE IN CASH                                      52        5       45

CASH AT BEGINNING OF PERIOD                               56       51        6
                                                     -------  -------  -------
CASH AT END OF PERIOD                                $   108  $    56  $    51
                                                     =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION

   Income taxes paid                                 $   303  $   243  $   244
                                                     =======  =======  =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

1. NATURE OF OPERATIONS

   The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

   The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

   The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions which affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

   CASH: Cash represents cash on hand and all highly liquid investments purchased with an original maturity of three months or less.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at aggregate fair value. Changes in unrealized gains and losses, net of tax and amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   If a security includes terms affecting cash flows or exchanges under the contract that have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition or issuance date.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income.

   The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. In general, a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

    . Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

    . The occurrence of a discrete credit event resulting in the debtor defaulting or seeking bankruptcy or insolvency protection or voluntary reorganization; or

    . The probability of non-realization of a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

   At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

   In periods subsequent to the recognition of an other-than-temporary impairment loss for debt securities, the Company generally amortizes the discount or reduced premium over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows.

   Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

   Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet within

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Payable to brokers. At December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $9.80 billion and $9.52 billion as of December 31, 2006 and 2005, respectively, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as Investment income in the consolidated statement of income and comprehensive income.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivatives at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest and currency rates on certain investment securities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but do not qualify for hedge accounting. As a result, changes in the fair value of swaps are recognized in realized investment gains and losses effective January 1, 2005.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

     The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in Deferred acquisition costs and cost of insurance purchased in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 4.5% in 2006, 2005 and 2004. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

     The Company reviews the carrying value of DAC, CIP and deferred bonus interest on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

     AMORTIZATION OF DAC AND OTHER DEFERRED EXPENSES: DAC, CIP and deferred bonus interest are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future DAC assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

     As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income and is credited or charged directly to shareholder's equity.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

     VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
     ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as Variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in Variable annuity fees in the consolidated statement of income and comprehensive income.

     GUARANTEED MINIMUM DEATH BENEFITS ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     The Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY guarantees are included in guaranteed minimum death benefits in the consolidated statement of income and comprehensive income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The Company introduced a Guaranteed Minimum Withdrawal Benefit ("GMWB") in June of 2006 to certain variable annuity contracts. The GMWB is an optional feature that guarantees periodic partial withdrawals that in total equal the guaranteed benefit, even if the accumulation value of the contract falls to zero as a result of adverse investment performance. The Company performed a stand alone adequacy analysis of the total reserves held for the GMWB as of December 31, 2006. No additional reserves were required based on this analysis.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

     Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

     FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

     INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     RECENTLY ISSUED ACCOUNTING STANDARDS: FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on its consolidated financial condition or results of operations.

     In December 2004, the FASB issued FAS No. 123 (revised 2004) "Share-Based Payment" ("FAS 123R"). FAS 123R replaces FAS No. 123, "Accounting for Stock-based Compensation," ("FAS 123") and supersedes Accounting Principles Board Opinion No. 25 ("APB 25"), "Accounting for Stock Issued to Employees". FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretive guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the consolidated financial position or results of operations of AIG or the Company.

     In March 2005, the FASB issued FSP FIN 46(R)-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN 46(R)-5") to address whether a reporting enterprise has an implicit variable interest in a VIE or potential VIE when specific conditions exist.

     Although implicit variable interests are mentioned in FASB Interpretation No. 46 (revised December 2003) ("FIN 46(R)"), the term is not defined and only one example is provided. FSP FIN 46(R)-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The adoption of FSP FIN 46(R)-5 did not have a material effect on the consolidated financial condition or results of operations of the Company.

     On April 13, 2006, the FASB issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FSP FIN 46(R)-6"). FSP FIN 46(R)-6 affects the identification of which entities are variable interest entities through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities with which the Company becomes involved. The new requirements need not be applied to entities that have previously been analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of FSP FIN 46(R)-6 did not

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY have a material effect on the consolidated financial condition or results of operations of the Company.

     On June 1, 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless it is impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard was effective for accounting changes and correction of errors beginning January 1, 2006.

     On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option" ("Issue B38"). This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The adoption did not have a material effect on the consolidated financial position or results of operations of the Company.

     On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor" ("Issue B39"). The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The adoption did not have a material effect on the consolidated financial position or results of operations of the Company.

     On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS
     133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

     The Company elected to early adopt FAS 155 as of January 1, 2006, and apply FAS 155 fair value measurement to certain hybrid financial instruments in the Company's available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $2.6 million after-tax ($4.1 million pre-tax) increase to opening retained earnings as of January 1, 2006, representing the difference between the fair value of these hybrid financial instruments and the prior carrying

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY value as of December 31, 2005. The effect of adoption on after-tax gross gains and losses was $4.9 million ($7.7 million pre-tax) and $2.3 million ($3.6 million pre-tax), respectively.

     In connection with the Company's early adoption of FAS 155, hybrid financial instruments of $102.6 million at December 31, 2006 are now carried at fair value. The effect on earnings for the twelve month period ended December 31, 2006, for changes in the fair value of hybrid financial instruments, was a pre-tax loss of $4.3 million and is reflected in Investment income in the consolidated statement of income and comprehensive income.

     In January 2007, the FASB issued FAS 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in prepayable Financial Assets" ("Issue B40"). Issue B40 provides guidance for when prepayment risk needs to be considered in determining whether mortgage-backed and other asset-backed securities contain an embedded derivative requiring bifurcation. Effective with the Company's adoption of FAS 155 beginning January 1, 2006, the Company has been treating derivatives embedded in securitized interests in prepayable financial assets in accordance with the guidance in Issue B40. Therefore, the adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. There is no material impact on the Company's consolidated financial condition or its consolidated results of operations upon adoption.

     On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The adoption of FIN 48 had no impact on the Company's consolidated financial condition or its consolidated results of operations.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     On July 13, 2006, the FASB issued FSP FAS 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor. The FSP is effective for fiscal years beginning after December 15, 2006. The Company expects to record a decrease of $36.2 million to the beginning balance of retained earnings as of January 1, 2007 to reflect the cumulative effect of this change in accounting.

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                         Amortized Estimated
                                                           Cost    Fair Value
                                                         --------- ----------
                                                            (In millions)
   At December 31, 2006:

   Securities of the United States government             $    29   $    29
   Securities of foreign governments                          297       318
   Corporate bonds and notes                               13,803    14,158
   Mortgage-backed securities                               9,579     9,564
   Other debt securities                                    3,251     3,306
   Affiliated securities                                      337       329
   Redeemable preferred stocks                                 31        31
                                                          -------   -------
      Total                                               $27,327   $27,735
                                                          =======   =======

   At December 31, 2005:

   Securities of the United States government             $    36   $    36
   Securities of foreign governments                          332       354
   Corporate bonds and notes                               15,073    15,581
   Mortgage-backed securities                               9,751     9,749
   Other debt securities                                    3,014     3,109
   Affiliated securities                                      357       351
   Redeemable preferred stocks                                 12        20
                                                          -------   -------
      Total                                               $28,575   $29,200
                                                          =======   =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS (Continued)

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2006, follow:

                                                        Amortized Estimated
                                                          Cost    Fair Value
                                                        --------- ----------
                                                           (In millions)
   Due in one year or less                               $   285   $   292
   Due after one year through five years                   3,096     3,222
   Due after five years through ten years                  8,738     8,839
   Due after ten years                                     5,629     5,818
   Mortgage-backed securities                              9,579     9,564
                                                         -------   -------
      Total                                              $27,327   $27,735
                                                         =======   =======

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

   Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                          Gross      Gross
                                                        Unrealized Unrealized
                                                          Gains      Losses
                                                        ---------- ----------
                                                            (In millions)
   At December 31, 2006:

   Securities of the United States government              $ --      $  --
   Securities of foreign governments                         25         (4)
   Corporate bonds and notes                                476       (121)
   Mortgage-backed securities                                85       (100)
   Other debt securities                                     89        (34)
   Affiliated securities                                      1         (9)
   Redeemable preferred stocks                                1         (1)
                                                           ----      -----
      Total fixed maturity securities                       677       (269)
   Common and non-redeemable preferred stocks                37         (1)
                                                           ----      -----
      Total                                                $714      $(270)
                                                           ====      =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS (Continued)

                                                          Gross      Gross
                                                        Unrealized Unrealized
                                                          Gains      Losses
                                                        ---------- ----------
                                                            (In millions)
   At December 31, 2005:

   Securities of the United States Government              $ --      $  --
   Securities of foreign governments                         26         (4)
   Corporate bonds and notes                                635       (127)
   Mortgage-backed securities                                90        (92)
   Other debt securities                                    119        (24)
   Affiliated securities                                      3         (9)
   Redeemable preferred stocks                                8         --
                                                           ----      -----
      Total fixed maturity securities                       881       (256)
   Common and non-redeemable preferred stocks                30         (1)
                                                           ----      -----
      Total                                                $911      $(257)
                                                           ====      =====

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

(In millions)                                 Less than 12 months 12 Months or More        Total
                                              -----------------   -----------------  -----------------
                                               Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
                                               Value     Losses    Value    Losses    Value    Losses
                                              -------  ---------- ------- ---------- ------- ----------
At December 31, 2006:
Foreign government                            $     6    $  (4)   $    --   $  --    $     6   $  (4)
Corporate bonds and notes                         540      (12)     4,112    (109)     4,652    (121)
Mortgage-backed securities                        524       (3)     5,848     (97)     6,372    (100)
Other debt
securities                                        195       (2)       996     (32)     1,191     (34)
Affiliated securities                              --       --        142      (9)       142      (9)
Redeemable preferred stocks                        12       (1)        --      --         12      (1)
                                              -------    -----    -------   -----    -------   -----
   Total                                      $ 1,277    $ (22)   $11,098   $(247)   $12,375   $(269)
                                              =======    =====    =======   =====    =======   =====
At December 31, 2005:
Foreign government                            $    63    $  (4)   $    --   $  --    $    63   $  (4)
Corporate bonds and notes                       3,631      (97)       487     (30)     4,118    (127)
Mortgage-backed securities                      6,139      (89)       111      (3)     6,250     (92)
Other debt
securities                                        654      (17)       101      (7)       755     (24)
Affiliated securities                             202       (9)        --      --        202      (9)
                                              -------    -----    -------   -----    -------   -----
   Total                                      $10,689    $(216)   $   699   $ (40)   $11,388   $(256)
                                              =======    =====    =======   =====    =======   =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS (Continued)

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006 and 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

   Gross realized investment gains and losses were as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2006     2005    2004
                                                         -----   -----   -----
                                                           (In millions)
   Bonds, notes and redeemable preferred stocks
     available for sale
      Realized gains                                    $  69    $ 139   $ 203
      Realized losses                                     (59)    (152)   (139)

   Common and non-redeemable preferred stocks
      Realized gains                                       12       28      14
      Realized losses                                      --       --      (2)

   Mortgage loans
      Realized gains                                       --        1      --

   Partnerships and other invested assets
      Realized gains                                        5        2      --
      Realized losses                                     (14)      (2)     --

   Derivatives
      Realized gains                                        2       28       1
      Realized losses                                     (41)     (21)    (23)

   Impairment writedowns                                 (130)     (60)    (51)
                                                         -----   -----   -----
   Total net realized investment gains(losses) before
     taxes                                              $(156)   $ (37)  $   3
                                                         =====   =====   =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS (Continued)

   The sources and related amounts of investment income were as follows:

                                                     Years Ended December 31,
                                                     ----------------------
                                                      2006     2005    2004
                                                     ------   ------  ------
                                                          (In millions)
Bonds, notes and redeemable preferred stocks -
  non-affiliated                                     $1,837   $1,848  $1,813
Bonds, notes and redeemable preferred stocks -
  affiliated                                             21       14      17
Common stocks                                             1        1       6
Short-term investments                                   31       23      14
Mortgage loans                                          192      195     159
Partnerships                                            175       89      96
Other invested assets                                    57       62      58
Less: investment expenses                               (15)     (13)    (12)
                                                     ------   ------  ------
   Total investment income                           $2,299   $2,219  $2,151
                                                     ======   ======  ======

   At December 31, 2006, the Company's investments included three investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and two of the issuing entities were U.S. government agencies.

   At December 31, 2006, bonds, notes and redeemable preferred stocks included $2.24 billion of bonds that were rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 18 industries with approximately 17% in consumer noncyclical, 12% in communications, 12% in electric utilities and 11% in basic industrial. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2006, mortgage loans were collateralized by properties located in 31 states and Washington D.C., with loans totaling approximately 24% of the aggregate carrying value of the portfolio secured by properties located in California and 13% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2006, the type of property collateralizing the mortgage loan portfolio was approximately 41% office, 24% retail, 13% multi-family, 11% industrial and 11% residential and other types.

   At December 31, 2006, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $91.3 million.

   At December 31, 2006, $2.8 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS

   Interest rate and currency swap agreements related to investment securities were as follows:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
Interest rate swap agreements
   Notional amount                                        $ 33         $ 33
   Fair value                                               (1)          (1)
Currency swap agreements
   Notional amount                                         372          301
   Fair value                                              (46)         (25)

   The Company recorded the following in net realized investment gains (losses) in the statement of income and comprehensive income:

                                                      Years Ended December 31,
                                                      -----------------------
                                                      2006     2005    2004
                                                      ----     ----    ----
                                                           (In millions)
Net change in fair value of interest rate and
  currency swap agreements                            $(21)    $(3)    $(15)

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

   CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

   MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities. Fair value of derivative assets is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL / SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

   DERIVATIVE LIABILITIES: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

   The estimated fair values of the Company's financial instruments at December 31, 2006 and 2005, compared with their respective carrying values, are as follows:

                                                               Carrying  Fair
                                                                Value    Value
                                                               -------- -------
                                                               (In millions)
 December 31, 2006:

 ASSETS
    Cash and short-term investments                            $   128  $   128
    Bonds, notes and redeemable preferred stocks                27,971   27,971
    Common and non-redeemable preferred stocks                      66       66
    Mortgage loans                                               3,412    3,485
    Policy loans                                                 1,007      979
    Partnerships and other invested assets                       2,126    2,126
    Securities lending collateral                               10,036   10,036
    Variable annuity assets held in separate accounts           27,262   27,262

 LIABILITIES
    Reserves for fixed annuity contracts                        30,693   28,410
    Derivative liabilities                                          48       48
    Securities lending payable                                  10,036   10,036
    Variable annuity liabilities related to separate accounts   27,262   27,262

 December 31, 2005:

 ASSETS
    Cash and short-term investments                            $    90  $    90
    Bonds, notes and redeemable preferred stocks                29,348   29,348
    Mortgage loans                                               2,542    2,671
    Policy loans                                                   967      964
    Common and non-redeemable preferred stocks                      50       50
    Partnerships and other invested assets                       1,471    1,471
    Securities lending collateral                                9,743    9,743
    Variable annuity assets held in separate accounts           24,116   24,116

 LIABILITIES
    Reserves for fixed annuity contracts                        30,502   28,590
    Derivative liabilities                                          34       34
    Securities lending payable                                   9,743    9,743
    Variable annuity liabilities related to separate accounts   24,116   24,116

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6. DAC, CIP AND DEFERRED BONUS INTEREST

   Activity in DAC and CIP was as follows:

                                                      Years Ended December 31,
                                                      ----------------------
                                                       2006     2005    2004
                                                      ------   ------  ------
                                                           (In millions)
Balance at January 1                                  $1,737   $1,466  $1,398
Deferrals                                                162      168     175
Amortization related to operations                      (131)    (103)    (62)
Amortization related to net realized investment
  (gains) losses                                          16       11      (4)
Effect of net unrealized
(gains) losses on securities                              67      195     (41)
                                                      ------   ------  ------
Balance at December 31                                $1,851   $1,737  $1,466
                                                      ======   ======  ======

   The Company adjusts amortization (an "unlocking") when estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates annually. In 2006, DAC amortization was decreased by $2.5 million to reflect changes in the projected annuity deposits and revenues. In 2005, DAC amortization was increased by $3.1 million to reflect a higher lapse rate on a specialty block of business due to the termination of a marketing arrangement.

   Activity in deferred bonus interest was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                      2006     2005    2004
                                                      ----     ----    ----
                                                           (In millions)
Balance at January 1                                  $22      $19     $20
Deferrals                                              28        4      --
Amortization related to operations                     (3)      (1)     (1)
Effect of net unrealized (gains) losses on securities  (2)      --      --
                                                      ---      ---     ---
Balance at December 31                                $45      $22     $19
                                                      ===      ===     ===

7. RESERVES FOR GUARANTEED BENEFITS

   Details concerning the Company's exposure related to guaranteed minimum death benefits, for return of net deposits plus a minimum return were as follows:

                                                            December 31,
                                                      --------------------
                                                        2006         2005
                                                      -------      -------
                                                        (Dollars in millions)
Account value                                         $45,818      $44,020
Net amount at risk (a)                                  1,224        1,667
Average attained age of contract holders                   56           54
Range of guaranteed minimum return rates                2% -3%       2% -3%
--------
(a)Netamount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

7. RESERVES FOR GUARANTEED BENEFITS (Continued)

   The following summarizes the reserves for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                           2006 2005 2004
                                                           ---- ---- ----
                                                              (In millions)
Balance at January 1                                       $ 1  $ 3  $ 2  /(b)/
Guaranteed benefits incurred                                 3    3    7
Guaranteed benefits paid                                    (3)  (5)  (6)
                                                           ---  ---  ---
Balance at December 31                                     $ 1  $ 1  $ 3
                                                           ===  ===  ===
--------
/(b)/Reflectsthe one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserves for guaranteed benefits at December 31, 2006, 2005 and 2004:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10%.

    .  Volatility assumption was 16%.

    .  Mortality was assumed to be 70% of the 1983a table.

    . Lapse rates vary by contract type and duration and range from 7% to 13% with an average of 10%.

    .  The discount rate was 3% to 7% with an average of 6%.

8. REINSURANCE

   On December 1, 2006, with an effective date of October 1, 2006, the Company entered into a modified coinsurance and coinsurance reinsurance agreement (the "Agreement") with American Life Insurance Company, pertaining to certain policies written via its branch in Japan, ("ALICO"). ALICO is a wholly owned, Delaware domiciled subsidiary of AIG. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit ("GMIB"). The contracts assumed also include a GMDB provision. The GMIB (prior to its utilization date) and the GMDB have a 100% quota share and are assumed under a coinsurance arrangement. The GMIB (after its utilization date) has a 100% quota share and is assumed under a modified coinsurance arrangement. All other benefits provided by the reinsured contracts are assumed with a 50% quota share under a modified coinsurance arrangement. The agreement is unlimited in duration but either party may terminate the agreement as to new business with one hundred and eighty day written notice to the other party. Pursuant to the coinsurance portion of the Agreement, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB and GMDB provisions of the reinsured contracts. As of December 31, 2006, the reserves for the GMIB and GMDB were not significant to the Company's consolidated results of operations or financial condition.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

8. REINSURANCE (Continued)

   All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

9. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2006, the Company had unfunded investment commitments totaling $870.6 million, of which $740.5 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so. The Company also had $10.1 million in commitments related to LIHTC property investments outstanding at December 31, 2006 that are being reported as a component of borrowed money. The remaining unfunded commitments include $95.1 million associated with investments in mortgage loans and $35.0 million associated with bridge loans. These have commitment periods of less than five years.

   The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $65 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit Agreement is October 26, 2007, but may be extended by agreement of the parties. The Company receives annual facility fees of 0.03% on its commitment and a 0.05% utilization fee on aggregate outstanding loan balances that equal or exceed 50% of the aggregate commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2006 or 2005.

   In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and concluded negotiations with these authorities and the DOJ in connection with accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable annuities. It is expected that a permanent exemption order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

9. COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $2.2 million represents the Company's best estimate of its liability, this estimate may change in the future.

   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.SHAREHOLDER'S EQUITY

   The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

   Changes in shareholder's equity were as follows:

                                                      Years Ended December 31,
                                                      ----------------------
                                                       2006     2005    2004
                                                      ------   ------  ------
                                                           (In millions)
ADDITIONAL PAID-IN CAPITAL
Beginning balances                                    $1,613   $1,607  $1,547
Capital contributions from Parent                         --        6      60
                                                      ------   ------  ------
   Ending balances                                    $1,613   $1,613  $1,607
                                                      ======   ======  ======
RETAINED EARNINGS
Beginning balances                                    $3,038   $2,704  $2,363
Cumulative effect of accounting change, net of tax         3       --      --
Adjusted beginning balances                            3,041    2,704   2,363
Net income                                               695      734     701
Dividends paid to Parent                                (400)    (400)   (360)
                                                      ------   ------  ------
   Ending balances                                    $3,336   $3,038  $2,704
                                                      ======   ======  ======
ACCUMULATED OTHER COMPREHENSIVE
  INCOME (LOSS)
Beginning balances                                    $  340   $  685  $  574
Other comprehensive income (loss)                        (62)    (345)    111
                                                      ------   ------  ------
   Ending balances                                    $  278   $  340  $  685
                                                      ======   ======  ======

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                          2006   2005   2004
                                                         -----  -----  ------
                                                             (In millions)
Fixed maturity and equity securities available for sale:
   Gross unrealized gains                                $ 714  $ 911  $1,509
   Gross unrealized losses                                (270)  (257)    (95)
Net unrealized gains on other invested assets               79     36       8
Adjustments to DAC and deferred bonus interest             (93)  (158)   (353)
Deferred federal and state income taxes                   (152)  (192)   (384)
                                                         -----  -----  ------
   Accumulated other comprehensive income                $ 278  $ 340  $  685
                                                         =====  =====  ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.SHAREHOLDER'S EQUITY (Continued)

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2007 without obtaining the prior approval of the Insurance Commissioner is $639.2 million.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2006, 2005 and 2004 totaled $616.9 million, $726.3 million, and $644.7 million, respectively. The Company's statutory capital and surplus totaled $3.1 billion at December 31, 2006 and $2.9 billion at December 31, 2005.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.INCOME TAXES

   The components of the provisions for income taxes on pretax income consist of the following:

                                                 Net Realized
                                                  Investment
                                                    Gains
                                                   (Losses)   Operations Total
                                                 ------------ ---------- -----
                                                         (In millions)
Year ended December 31, 2006:

Currently payable                                    $(30)       $318    $288
Deferred                                              (25)         62      37
                                                     ----        ----    ----
   Total income tax expense (benefit)                $(55)       $380    $325
                                                     ====        ====    ====
Year ended December 31, 2005:

Currently payable                                    $(12)       $284    $272
Deferred                                               --          67      67
                                                     ----        ----    ----
   Total income tax expense (benefit)                $(12)       $351    $339
                                                     ====        ====    ====
Year ended December 31, 2004:

Currently payable                                    $(32)       $241    $209
Deferred                                               28         107     135
                                                     ----        ----    ----
   Total income tax expense (benefit)                $ (4)       $348    $344
                                                     ====        ====    ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2006     2005    2004
                                                        ----     ----    ----
                                                          (In millions)
Amount computed at statutory rate                       $357     $375    $366
Increases (decreases) resulting from:
   State income taxes, net of federal tax benefit         --        7       6
   Dividends-received deduction                          (22)     (25)    (18)
   Tax credits                                            (7)      (7)     (7)
   Other, net                                             (3)     (11)     (3)
                                                         ----     ----    ----
   Total income tax expense                             $325     $339    $344
                                                         ====     ====    ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.INCOME TAXES (Continued)

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
DEFERRED TAX LIABILITIES
   DAC                                                    $660         $611
   Investments - basis differential                        140          108
   Net unrealized gains on investments                     183          242
   Other                                                    --           12
                                                          ----         ----
   Total deferred tax liabilities                          983          973
                                                          ----         ----
DEFERRED TAX ASSETS
   Reserves for annuity contracts                          (92)         (85)
   Other                                                    (5)          --
                                                          ----         ----
   Total deferred tax assets                               (97)         (85)
                                                          ----         ----
   Liability for deferred income taxes                    $886         $888
                                                          ====         ====

12.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $55.1 million, $52.0 million, and $57.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $11.4 million, $9.8 million, and $9.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   During the years ended December 31, 2006, 2005 and 2004, the Company paid $14.8 million, $14.3 million, $9.6 million, respectively, to an affiliate to administer the Company's securities lending program (see Note 2).

   Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2006, 2005 and 2004 totaled $8.1 million, $7.8 million, and $7.5 million, respectively.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

12.RELATED-PARTY TRANSACTIONS (Continued)

   On December 7, 2005, the Company acquired 5.75% Senior Notes due
   December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company at a cost of $132.4 million. The Company recognized interest income on the Notes of $7.6 million and $0.4 million during 2006 and 2005, respectively. Other affiliates of the Company are also holders of the same class of securities.

   On January 14, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 23, 2003, the Company purchased 25.0% of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. The Company recognized interest income on the note of $1.6 million, $1.6 million, and $0.8 million during 2006, 2005 and 2004, respectively. Upon maturity, the Company reinvested the $41.0 million in a 5.57% fixed rate Senior Promissory Note due September 15, 2011, issued by AGC. The Company recognized interest income of $0.7 million on the note during 2006.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

12.RELATED-PARTY TRANSACTIONS (Continued)

   American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

13.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

   The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2006.

14.SUBSEQUENT EVENTS

   The Company paid a $175 million dividend to its Parent on March 29, 2007.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                                 Annual Report
                               December 31, 2006

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1
Statements of Net Assets and Operations....................................  2
Schedule of Portfolio Investments.......................................... 14
Statements of Changes in Net Assets........................................ 16
Notes to Financial Statements.............................................. 44

[LOGO OF PRICEWATERHOUSECOOPERS LLP]

                                                     PricewaterhouseCoopers LLP
                                                                     Suite 2900
                                                                 1201 Louisiana
                                                         Houston, TX 77002-5678
                                                       Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") listed in Note 1 at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

April 6, 2007

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations

                                      VALIC Company I      VALIC Company I    VALIC Company I VALIC Company I   VALIC Company I
                                    Capital Conservation Capital Conservation Money Market I  Money Market I     Mid Cap Index
                                            Fund                 Fund              Fund            Fund              Fund
                                    -------------------- -------------------- --------------- ---------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                  Division 1           Division 7        Division 2      Division 6        Division 4
----------------------------------- -------------------- -------------------- --------------- ---------------- ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $  3,269,599       $   207,102,283     $  1,488,218   $    384,271,096 $  2,555,660,946
   Balance Due From (To) VALIC
     General Account, Net                       (572)              117,157             (248)           565,979         (525,723)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                 (48)              983,552              (81)           557,075        8,263,316
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Assets & Liabilities                $  3,268,979       $   208,202,992     $  1,487,889   $    385,394,150 $  2,563,398,539
                                        ============       ===============     ============   ================ ================
Contract Owner Reserves and
  Capital Surplus:
Reserves For Redeemable Annuity
  Contracts (Net of Applicable
  Contract Loans -Partial
  Withdrawals with Right of
  Reinvestment)                         $  3,268,979       $   208,050,817     $  1,487,889   $    385,369,475 $  2,562,062,790
   Reserves For Annuity Contracts
     On Benefit                                   --               152,175               --             24,675        1,335,749
                                        ------------       ---------------     ------------   ---------------- ----------------
Total Contract Owner Reserves              3,268,979           208,202,992        1,487,889        385,394,150    2,563,398,539
   Capital Surplus                                --                    --               --                 --               --
                                        ------------       ---------------     ------------   ---------------- ----------------
Total Contract Owner Reserves and
  Capital Surplus                       $  3,268,979       $   208,202,992     $  1,487,889   $    385,394,150 $  2,563,398,539
                                        ============       ===============     ============   ================ ================
Net Assets Attributable To:
   Accumulation Units Outstanding       $  3,268,979       $   208,050,817     $  1,487,889   $    385,369,475 $  2,562,062,790
   Contracts in Payout
     (Annuitization) Period                       --               152,175               --             24,675        1,335,749
   Funds Retained in Separate
     Account A by VALIC                           --                    --               --                 --               --
                                        ------------       ---------------     ------------   ---------------- ----------------
Total Net Assets                        $  3,268,979       $   208,202,992     $  1,487,889   $    385,394,150 $  2,563,398,539
                                        ============       ===============     ============   ================ ================
Total Units Outstanding                  646,707.354        72,948,513.211      514,112.339    186,928,680.529  250,493,873.449
                                        ============       ===============     ============   ================ ================
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds          $     49,375       $     3,129,000     $     70,808   $     16,135,116 $     12,170,979
Expenses:
   Mortality And Expense Risk
     Charge                                   32,989             1,634,886           15,644          3,378,338       22,974,661
   Reimbursements Of Expenses                     --                    --               --                 --               --
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Investment Income (Loss)            $     16,386       $     1,494,114     $     55,164   $     12,756,778 $    (10,803,682)
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $      7,480       $      (294,696)    $         --   $             -- $     58,282,941
   Realized Gain Distributions
     From Mutual Funds                            --                    --               --                 --      169,510,677
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Realized Gains (Losses)                    7,480              (294,696)              --                 --      227,793,618
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                           87,536             6,386,402               --                 --      (12,935,319)
                                        ------------       ---------------     ------------   ---------------- ----------------
Increase (Decrease) In Net Assets
  From Operations                       $    111,402       $     7,585,820     $     55,164   $     12,756,778 $    204,054,617
                                        ============       ===============     ============   ================ ================

                                    VALIC Company I     VALIC Company I
                                    Asset Allocation Government Securities
                                          Fund               Fund
                                    ---------------- ---------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                Division 5         Division 8
----------------------------------- ---------------- ---------------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value           $   170,211,815     $    99,642,416
   Balance Due From (To) VALIC
     General Account, Net                    34,839              55,645
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net            318,295             207,676
                                    ---------------     ---------------
Net Assets & Liabilities            $   170,564,949     $    99,905,737
                                    ===============     ===============
Contract Owner Reserves and
  Capital Surplus:
Reserves For Redeemable Annuity
  Contracts (Net of Applicable
  Contract Loans -Partial
  Withdrawals with Right of
  Reinvestment)                     $   170,355,427     $    99,630,856
   Reserves For Annuity Contracts
     On Benefit                             209,522             274,881
                                    ---------------     ---------------
Total Contract Owner Reserves           170,564,949          99,905,737
   Capital Surplus                               --                  --
                                    ---------------     ---------------
Total Contract Owner Reserves and
  Capital Surplus                   $   170,564,949     $    99,905,737
                                    ===============     ===============
Net Assets Attributable To:
   Accumulation Units Outstanding   $   170,355,427     $    99,630,856
   Contracts in Payout
     (Annuitization) Period                 209,522             274,881
   Funds Retained in Separate
     Account A by VALIC                          --                  --
                                    ---------------     ---------------
Total Net Assets                    $   170,564,949     $    99,905,737
                                    ===============     ===============
Total Units Outstanding              34,238,043.763      35,001,054.422
                                    ===============     ===============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds      $     2,686,012     $     2,368,417
Expenses:
   Mortality And Expense Risk
     Charge                               1,646,466           1,026,745
   Reimbursements Of Expenses                    --                  --
                                    ---------------     ---------------
Net Investment Income (Loss)        $     1,039,546     $     1,341,672
                                    ---------------     ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares            $      (317,225)    $    (1,406,947)
   Realized Gain Distributions
     From Mutual Funds                   21,759,030                  --
                                    ---------------     ---------------
Net Realized Gains (Losses)              21,441,805          (1,406,947)
                                    ---------------     ---------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                      (5,535,221)          2,047,737
                                    ---------------     ---------------
Increase (Decrease) In Net Assets
  From Operations                   $    16,946,130     $     1,982,462
                                    ===============     ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                        VALIC Company I VALIC Company I  VALIC Company I  VALIC Company I    VALIC Company I
                                          Stock Index     Stock Index      Stock Index      Stock Index   International Equities
                                             Fund            Fund             Fund             Fund                Fund
                                        --------------- --------------- ----------------  --------------- ----------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                  Division 10A    Division 10B     Division 10C     Division 10D        Division 11
-----------------------------------     --------------- --------------- ----------------  --------------- ----------------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $  233,452,391   $ 19,696,158   $  4,663,563,928  $   26,887,443     $    929,585,237
   Balance Due From (To) VALIC
     General Account, Net                     (185,558)         2,230         (1,216,325)         (3,620)            (240,721)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                87,101            207         14,476,026           1,223            2,639,590
                                        --------------   ------------   ----------------  --------------     ----------------
Net Assets & Liabilities                $  233,353,934   $ 19,698,595   $  4,676,823,629  $   26,885,046     $    931,984,106
                                        ==============   ============   ================  ==============     ================
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
       Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                  $  228,208,544   $ 19,241,076   $  4,672,634,846  $   26,741,699     $    931,778,216
   Reserves For Annuity Contracts
     On Benefit                              5,145,390        457,519          4,188,783         143,347              205,890
                                        --------------   ------------   ----------------  --------------     ----------------
Total Contract Owner Reserves              233,353,934     19,698,595      4,676,823,629      26,885,046          931,984,106
   Capital Surplus                                  --             --                 --              --                   --
                                        --------------   ------------   ----------------  --------------     ----------------
Total Contract Owner Reserves and
  Capital Surplus                       $  233,353,934   $ 19,698,595   $  4,676,823,629  $   26,885,046     $    931,984,106
                                        ==============   ============   ================  ==============     ================
Net Assets Attributable To:
   Accumulation Units Outstanding       $  228,208,544   $ 19,241,076   $  4,672,634,846  $   26,741,699     $    931,778,216
   Contracts in Payout
     (Annuitization) Period                  5,145,390        457,519          4,188,783         143,347              205,890
   Funds Retained in Separate
     Account A by VALIC                             --             --                 --              --                   --
                                        --------------   ------------   ----------------  --------------     ----------------
Total Net Assets                        $  233,353,934   $ 19,698,595   $  4,676,823,629  $   26,885,046     $    931,984,106
                                        ==============   ============   ================  ==============     ================
Total Units Outstanding                  8,641,455.015    433,212.403    827,755,485.689   2,691,954.200      463,640,826.541
                                        ==============   ============   ================  ==============     ================
STATEMENT OF OPERATIONS
For the Year Ended December 31,
2006
-------------------------------

Investment Income:
   Dividends From Mutual Funds          $    1,916,450   $    161,111   $     38,179,327  $      219,313     $     13,644,996
Expenses:
   Mortality And Expense Risk
     Charge                                  2,318,139         77,347         41,992,058         258,474            7,689,831
   Reimbursements Of Expenses                       --             --                 --              --                   --
                                        --------------   ------------   ----------------  --------------     ----------------
Net Investment Income (Loss)            $     (401,689)  $     83,764   $     (3,812,731) $      (39,161)    $      5,955,165
                                        --------------   ------------   ----------------  --------------     ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $   10,567,489   $    825,894   $    131,491,761  $      711,788     $     49,797,715
   Realized Gain Distributions
     From Mutual Funds                       7,418,161        623,627        147,783,857         848,912           51,660,850
                                        --------------   ------------   ----------------  --------------     ----------------
Net Realized Gains (Losses)                 17,985,650      1,449,521        279,275,618       1,560,700          101,458,565
                                        --------------   ------------   ----------------  --------------     ----------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                         13,387,223      1,159,486        316,707,049       1,946,592           49,901,553
                                        --------------   ------------   ----------------  --------------     ----------------
Increase (Decrease) In Net Assets
  From Operations                       $   30,971,184   $  2,692,771   $    592,169,936  $    3,468,131     $    157,315,283
                                        ==============   ============   ================  ==============     ================

                                        VALIC Company I  VALIC Company I
                                        Social Awareness Int'l Government
                                              Fund          Bond Fund
                                        ---------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                   Division 12      Division 13
-----------------------------------     ---------------- ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $   424,213,643  $   136,108,436
   Balance Due From (To) VALIC
     General Account, Net                       (78,339)         (90,389)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net              1,262,881          467,649
                                        ---------------  ---------------
Net Assets & Liabilities                $   425,398,185  $   136,485,696
                                        ===============  ===============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
       Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                  $   425,180,889  $   136,402,764
   Reserves For Annuity Contracts
     On Benefit                                 217,296           82,932
                                        ---------------  ---------------
Total Contract Owner Reserves               425,398,185      136,485,696
   Capital Surplus                                   --               --
                                        ---------------  ---------------
Total Contract Owner Reserves and
  Capital Surplus                       $   425,398,185  $   136,485,696
                                        ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding       $   425,180,889  $   136,402,764
   Contracts in Payout
     (Annuitization) Period                     217,296           82,932
   Funds Retained in Separate
     Account A by VALIC                              --               --
                                        ---------------  ---------------
Total Net Assets                        $   425,398,185  $   136,485,696
                                        ===============  ===============
Total Units Outstanding                  98,760,320.226   57,640,333.381
                                        ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31,
2006
-------------------------------

Investment Income:
   Dividends From Mutual Funds          $     2,906,700  $     5,563,672
Expenses:
   Mortality And Expense Risk
     Charge                                   3,797,011        1,331,366
   Reimbursements Of Expenses                        --               --
                                        ---------------  ---------------
Net Investment Income (Loss)            $      (890,311) $     4,232,306
                                        ---------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $     8,229,842  $      (525,456)
   Realized Gain Distributions
     From Mutual Funds                       17,520,689        4,444,582
                                        ---------------  ---------------
Net Realized Gains (Losses)                  25,750,531        3,919,126
                                        ---------------  ---------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                          28,826,473        1,016,351
                                        ---------------  ---------------
Increase (Decrease) In Net Assets
  From Operations                       $    53,686,693  $     9,167,783
                                        ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                                VALIC Company I   VALIC Company I  VALIC Company I    VALIC Company I
                                                Small Cap Index     Core Equity    Growth & Income  Science & Technology
                                                     Fund              Fund             Fund                Fund
                                               ----------------  ----------------  ---------------  --------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                           Division 14       Division 15      Division 16        Division 17
-----------------------------------            ----------------  ----------------  ---------------  --------------------
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at
     Fair Value                                $  1,124,329,556  $    455,319,081  $   137,551,771    $    981,808,804
   Balance Due From (To) VALIC General
     Account, Net                                       (24,206)         (294,588)         (22,319)         (1,367,738)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net                           3,585,037         1,334,519          360,598           3,909,844
                                               ----------------  ----------------  ---------------    ----------------
Net Assets & Liabilities                       $  1,127,890,387  $    456,359,012  $   137,890,050    $    984,350,910
                                               ================  ================  ===============    ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
     (Net of Applicable Contract
     Loans -Partial Withdrawals with Right
     of Reinvestment)                          $  1,127,354,137  $    455,989,222  $   137,770,759    $    983,757,711
   Reserves For Annuity Contracts On Benefit            536,250           369,790          119,291             593,199
                                               ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves                     1,127,890,387       456,359,012      137,890,050         984,350,910
   Capital Surplus                                           --                --               --                  --
                                               ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves and Capital
  Surplus                                      $  1,127,890,387  $    456,359,012  $   137,890,050    $    984,350,910
                                               ================  ================  ===============    ================
Net Assets Attributable To:
   Accumulation Units Outstanding              $  1,127,354,137  $    455,989,222  $   137,770,759    $    983,757,711
   Contracts in Payout (Annuitization) Period           536,250           369,790          119,291             593,199
   Funds Retained in Separate Account A by
     VALIC                                                   --                --               --                  --
                                               ----------------  ----------------  ---------------    ----------------
Total Net Assets                               $  1,127,890,387  $    456,359,012  $   137,890,050    $    984,350,910
                                               ================  ================  ===============    ================
Total Units Outstanding                         287,517,791.945   191,811,554.508   55,058,134.403     424,260,598.538
                                               ================  ================  ===============    ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------
Investment Income:
   Dividends From Mutual Funds                 $      3,968,994  $      3,049,676  $       893,565    $             --
Expenses:
   Mortality And Expense Risk Charge                  9,619,994         4,567,489        1,337,061           9,945,077
   Reimbursements Of Expenses                                --                --               --                  --
                                               ----------------  ----------------  ---------------    ----------------
Net Investment Income (Loss)                   $     (5,651,000) $     (1,517,813) $      (443,496)   $     (9,945,077)
                                               ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares                               $     35,897,751  $     (8,147,788) $      (237,546)   $   (162,236,402)
   Realized Gain Distributions From Mutual
     Funds                                           53,255,281                --               --                  --
                                               ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses)                          89,153,032        (8,147,788)        (237,546)       (162,236,402)
                                               ----------------  ----------------  ---------------    ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period                   70,581,085        56,355,483       18,840,545         216,555,410
                                               ----------------  ----------------  ---------------    ----------------
Increase (Decrease) In Net Assets From
  Operations                                   $    154,083,117  $     46,689,882  $    18,159,503    $     44,373,931
                                               ================  ================  ===============    ================

                                                VALIC Company I  Templeton Global    VALIC Company I
                                                   Small Cap     Asset Allocation  International Growth
                                                     Fund              Fund               I Fund
                                               ----------------  ----------------  --------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                           Division 18    Division 19 /(1)/     Division 20
-----------------------------------            ----------------  ----------------  --------------------
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at
     Fair Value                                $    561,592,828    $         --      $    605,093,145
   Balance Due From (To) VALIC General
     Account, Net                                      (625,586)             --               334,963
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net                           1,617,998              --               909,014
                                               ----------------    ------------      ----------------
Net Assets & Liabilities                       $    562,585,240    $         --      $    606,337,122
                                               ================    ============      ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
     (Net of Applicable Contract
     Loans -Partial Withdrawals with Right
     of Reinvestment)                          $    562,162,672    $         --      $    605,818,199
   Reserves For Annuity Contracts On Benefit            422,568              --               518,923
                                               ----------------    ------------      ----------------
Total Contract Owner Reserves                       562,585,240              --           606,337,122
   Capital Surplus                                           --              --                    --
                                               ----------------    ------------      ----------------
Total Contract Owner Reserves and Capital
  Surplus                                      $    562,585,240    $         --      $    606,337,122
                                               ================    ============      ================
Net Assets Attributable To:
   Accumulation Units Outstanding              $    562,162,672    $         --      $    605,818,199
   Contracts in Payout (Annuitization) Period           422,568              --               518,923
   Funds Retained in Separate Account A by
     VALIC                                                   --              --                    --
                                               ----------------    ------------      ----------------
Total Net Assets                               $    562,585,240    $         --      $    606,337,122
                                               ================    ============      ================
Total Units Outstanding                         194,384,793.723              --       258,415,827.288
                                               ================    ============      ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------
Investment Income:
   Dividends From Mutual Funds                 $             --    $         --      $      9,266,849
Expenses:
   Mortality And Expense Risk Charge                  5,853,207       1,995,032             4,829,726
   Reimbursements Of Expenses                                --              --                    --
                                               ----------------    ------------      ----------------
Net Investment Income (Loss)                   $     (5,853,207)   $ (1,995,032)     $      4,437,123
                                               ----------------    ------------      ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares                               $     33,896,268    $ 72,857,346      $     16,873,332
   Realized Gain Distributions From Mutual
     Funds                                           43,145,035              --                    --
                                               ----------------    ------------      ----------------
Net Realized Gains (Losses)                          77,041,303      72,857,346            16,873,332
                                               ----------------    ------------      ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period                  (29,366,155)    (39,781,613)           92,908,398
                                               ----------------    ------------      ----------------
Increase (Decrease) In Net Assets From
  Operations                                   $     41,821,941    $ 31,080,701      $    114,218,853
                                               ================    ============      ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                     VALIC Company I       Vanguard            Vanguard         Vanguard         Vanguard
                                       Core Value     LT Investment Grade Long-Term Treasury   Windsor II       Wellington
                                          Fund               Fund                Fund             Fund             Fund
                                    ----------------  ------------------- ------------------ ---------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                Division 21        Division 22        Division 23       Division 24      Division 25
----------------------------------- ----------------  ------------------- ------------------ ---------------- ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value           $    242,124,309   $    224,574,387    $    286,342,035  $  1,837,637,539 $  1,524,379,138
   Balance Due From (To) VALIC
     General Account, Net                   (112,593)           336,263             (24,800)          467,959          221,711
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net           1,313,524            378,043           1,008,437         5,917,460        4,985,701
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Net Assets & Liabilities            $    243,325,240   $    225,288,693    $    287,325,672  $  1,844,022,958 $  1,529,586,550
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                  $    243,142,899   $    225,234,240    $    287,266,333  $  1,843,341,705 $  1,528,446,231
   Reserves For Annuity Contracts
     On Benefit                              182,341             54,453              59,339           681,253        1,140,319
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Total Contract Owner Reserves            243,325,240        225,288,693         287,325,672     1,844,022,958    1,529,586,550
                                    ================   ================    ================  ================ ================
   Capital Surplus                                --                 --                  --                --               --
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Total Contract Owner Reserves and
  Capital Surplus                   $    243,325,240   $    225,288,693    $    287,325,672  $  1,844,022,958 $  1,529,586,550
Net Assets Attributable To:
   Accumulation Units Outstanding   $    243,142,899   $    225,234,240    $    287,266,333  $  1,843,341,705 $  1,528,446,231
   Contracts in Payout
     (Annuitization) Period                  182,341             54,453              59,339           681,253        1,140,319
   Funds Retained in Separate
     Account A by VALIC                           --                 --                  --                --               --
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Total Net Assets                    $    243,325,240   $    225,288,693    $    287,325,672  $  1,844,022,958 $  1,529,586,550
                                    ================   ================    ================  ================ ================
Total Units Outstanding              126,789,612.813    116,750,669.541     147,344,258.438   696,333,630.335  611,262,362.820
                                    ================   ================    ================  ================ ================
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds      $      1,899,587   $     12,229,548    $     15,012,501  $     38,959,613 $     42,819,451
Expenses:
   Mortality And Expense Risk
     Charge                                2,207,379          2,574,664           3,641,361        20,044,727       16,603,803
   Reimbursements Of Expenses                     --           (531,156)           (753,244)               --               --
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Net Investment Income (Loss)        $       (307,792)  $     10,186,040    $     12,124,384  $     18,914,886 $     26,215,648
                                    ================   ================    ================  ================ ================
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares            $     10,319,759   $       (314,418)   $     (2,864,320) $     45,582,021 $     21,219,718
   Realized Gain Distributions
     From Mutual Funds                            --                 --           1,522,156        73,377,880       62,814,499
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Net Realized Gains (Losses)               10,319,759           (314,418)         (1,342,164)      118,959,901       84,034,217
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                       24,463,032         (5,933,036)        (10,005,323)      126,232,028       68,136,623
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Increase (Decrease) In Net Assets
  From Operations                   $     34,474,999   $      3,938,586    $        776,897  $    264,106,815 $    178,386,488
                                    ================   ================    ================  ================ ================

                                         Putnam         Putnam OTC &
                                    New Opportunities Emerging Growth
                                          Fund              Fund
                                    ----------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006             Division 26 /(1)/ Division 27 /(1)/
----------------------------------- ----------------- ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value             $         --      $         --
   Balance Due From (To) VALIC
     General Account, Net                       --                --
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                --                --
                                      ------------      ------------
Net Assets & Liabilities              $         --      $         --
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                    $         --      $         --
   Reserves For Annuity Contracts
     On Benefit                                 --                --
                                      ------------      ------------
Total Contract Owner Reserves                   --                --
                                      ============      ============
   Capital Surplus                              --                --
                                      ------------      ------------
Total Contract Owner Reserves and
  Capital Surplus                     $         --      $         --
Net Assets Attributable To:
   Accumulation Units Outstanding     $         --      $         --
   Contracts in Payout
     (Annuitization) Period                     --                --
   Funds Retained in Separate
     Account A by VALIC                         --                --
                                      ------------      ------------
Total Net Assets                      $         --      $         --
                                      ============      ============
Total Units Outstanding                         --                --
                                      ============      ============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds        $         --      $         --
Expenses:
   Mortality And Expense Risk
     Charge                              2,758,807           962,090
   Reimbursements Of Expenses             (571,025)         (197,815)
                                      ------------      ------------
Net Investment Income (Loss)          $ (2,187,782)     $   (764,275)
                                      ============      ============
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares              $(45,757,811)     $ 30,740,532
   Realized Gain Distributions
     From Mutual Funds                          --                --
                                      ------------      ------------
Net Realized Gains (Losses)            (45,757,811)       30,740,532
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                     53,863,406       (17,980,374)
                                      ------------      ------------
Increase (Decrease) In Net Assets
  From Operations                     $  5,917,813      $ 11,995,883
                                      ============      ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                Putnam       VALIC Company I       American         Templeton       VALIC Company II
                            Global Equity    Large Cap Growth   Century Ultra        Foreign       International Small
                                 Fund              Fund              Fund              Fund          Cap Equity Fund
                           ----------------  ----------------  ----------------  ----------------  -------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006    Division 28 /(1)/ Division 30 /(1)/ Division 31 /(1)/ Division 32 /(1)/     Division 33
-----------------------    ----------------  ----------------  ----------------  ----------------  -------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value              $        --       $         --      $         --     $          --     $    569,760,792
   Balance Due From (To)
     VALIC General
     Account, Net                     --                 --                --                --              559,859
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                              --                 --                --                --              778,364
                             -----------       ------------      ------------     -------------     ----------------
Net Assets & Liabilities     $        --       $         --      $         --     $          --     $    571,099,015
                             ===========       ============      ============     =============     ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans - Partial
     Withdrawals with
     Right of
     Reinvestment)           $        --       $         --      $         --     $          --     $    571,067,287
   Reserves For Annuity
     Contracts On Benefit             --                 --                --                --               31,728
                             -----------       ------------      ------------     -------------     ----------------
Total Contract Owner
  Reserves                            --                 --                --                --          571,099,015
Capital Surplus                       --                 --                --                --                   --
                             -----------       ------------      ------------     -------------     ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                    $        --       $         --      $         --     $          --     $    571,099,015
                             ===========       ============      ============     =============     ================
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding             $        --       $         --      $         --     $          --     $    571,067,287
   Contracts in Payout
     (Annuitization)
     Period                           --                 --                --                --               31,728
   Funds Retained in
     Separate Account A
     by VALIC                         --                 --                --                --                   --
                             -----------       ------------      ------------     -------------     ----------------
Total Net Assets             $        --       $         --      $         --     $          --     $    571,099,015
                             ===========       ============      ============     =============     ================
Total Units Outstanding               --                 --                --                --      275,095,668.469
                             ===========       ============      ============     =============     ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                   $        --       $    595,003      $         --     $          --     $      1,929,012
Expenses:
   Mortality And Expense
     Risk Charge               1,858,503          1,282,084         4,636,354         3,357,482            3,672,998
   Reimbursements Of
     Expenses                   (387,563)                --          (804,096)         (691,259)            (945,822)
                             -----------       ------------      ------------     -------------     ----------------
Net Investment Income
  (Loss)                     $(1,470,940)      $   (687,081)     $ (3,832,258)    $  (2,666,223)    $       (798,164)
                             -----------       ------------      ------------     -------------     ----------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares             $(7,349,467)      $(72,666,097)     $(41,589,079)    $ 166,223,502     $     20,983,937
   Realized Gain
     Distributions From
     Mutual Funds                     --                 --                --                --           23,900,444
                             -----------       ------------      ------------     -------------     ----------------
Net Realized Gains
  (Losses)                    (7,349,467)       (72,666,097)      (41,589,079)      166,223,502           44,884,381
                             -----------       ------------      ------------     -------------     ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                  36,666,155         69,988,225        (2,649,820)     (119,112,933)          30,563,805
                             -----------       ------------      ------------     -------------     ----------------
Increase (Decrease) In
  Net Assets From
  Operations                 $27,845,748       $ (3,364,953)     $(48,071,157)    $  44,444,346     $     74,650,022
                             ===========       ============      ============     =============     ================

                           VALIC Company II VALIC Company II
                           Small Cap Growth Small Cap Value
                                 Fund             Fund
                           ---------------- ----------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006      Division 35      Division 36
-----------------------    ---------------- ----------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    47,591,321  $   161,106,970
   Balance Due From (To)
     VALIC General
     Account, Net                   89,442          141,985
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                           (45,078)         213,032
                           ---------------  ---------------
Net Assets & Liabilities   $    47,635,685  $   161,461,987
                           ===============  ===============
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans - Partial
     Withdrawals with
     Right of
     Reinvestment)         $    47,623,816  $   161,424,964
   Reserves For Annuity
     Contracts On Benefit           11,869           37,023
                           ---------------  ---------------
Total Contract Owner
  Reserves                      47,635,685      161,461,987
Capital Surplus                         --               --
                           ---------------  ---------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    47,635,685  $   161,461,987
                           ===============  ===============
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding           $    47,623,816  $   161,424,964
   Contracts in Payout
     (Annuitization)
     Period                         11,869           37,023
   Funds Retained in
     Separate Account A
     by VALIC                           --               --
                           ---------------  ---------------
Total Net Assets           $    47,635,685  $   161,461,987
                           ===============  ===============
Total Units Outstanding     29,224,164.010   64,993,931.275
                           ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $            --  $       643,803
Expenses:
   Mortality And Expense
     Risk Charge                   450,938        1,059,744
   Reimbursements Of
     Expenses                     (117,699)        (278,099)
                           ---------------  ---------------
Net Investment Income
  (Loss)                   $      (333,239) $      (137,842)
                           ---------------  ---------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $     4,510,590  $     2,213,255
   Realized Gain
     Distributions From
     Mutual Funds                       --       10,001,361
                           ---------------  ---------------
Net Realized Gains
  (Losses)                       4,510,590       12,214,616
                           ---------------  ---------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      (521,674)       6,851,577
                           ---------------  ---------------
Increase (Decrease) In
  Net Assets From
  Operations               $     3,655,677  $    18,928,351
                           ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                           VALIC Company II VALIC Company II    VALIC Company II   VALIC Company II    VALIC Company II
                            Mid Cap Growth   Mid Cap Value    Capital Appreciation Large Cap Value   Socially Responsible
                                 Fund             Fund                Fund               Fund                Fund
                           ---------------- ----------------  -------------------- ----------------  --------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006      Division 37      Division 38         Division 39        Division 40         Division 41
-----------------------    ---------------- ----------------  -------------------- ----------------  --------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    61,038,919  $    411,742,054     $    9,438,162    $    298,102,271    $    490,928,554
   Balance Due From (To)
     VALIC General
     Account, Net                  113,917           365,178            (39,536)          2,026,238           2,623,909
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                           (22,939)          788,781             48,144          (1,230,497)         (1,346,193)
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Assets & Liabilities   $    61,129,897  $    412,896,013     $    9,446,770    $    298,898,012    $    492,206,270
                           ===============  ================     ==============    ================    ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)         $    61,122,632  $    412,778,548     $    9,446,770    $    298,883,506    $    492,206,270
   Reserves For Annuity
     Contracts On Benefit            7,265           117,465                 --              14,506                  --
                           ---------------  ----------------     --------------    ----------------    ----------------
Total Contract Owner
  Reserves                      61,129,897       412,896,013          9,446,770         298,898,012         492,206,270
   Capital Surplus                      --                --                 --                  --                  --
                           ---------------  ----------------     --------------    ----------------    ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    61,129,897  $    412,896,013     $    9,446,770    $    298,898,012    $    492,206,270
                           ===============  ================     ==============    ================    ================
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding           $    61,122,632  $    412,778,548     $    9,446,770    $    298,883,506    $    492,206,270
   Contracts in Payout
     (Annuitization)
     Period                          7,265           117,465                 --              14,506                  --
   Funds Retained in
     Separate Account A
     by VALIC                           --                --                 --                  --                  --
                           ---------------  ----------------     --------------    ----------------    ----------------
Total Net Assets           $    61,129,897  $    412,896,013     $    9,446,770    $    298,898,012    $    492,206,270
                           ===============  ================     ==============    ================    ================
Total Units Outstanding     46,414,849.984   122,875,937.032      9,377,279.064     141,357,287.239     331,640,377.432
                           ===============  ================     ==============    ================    ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $            --  $      1,369,644     $       16,544    $      1,218,399    $      2,245,282
Expenses:
   Mortality And Expense
     Risk Charge                   532,730         3,333,561             88,925           1,183,973           2,455,908
   Reimbursements Of
     Expenses                     (138,091)         (867,523)           (24,776)           (307,784)           (627,299)
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Investment Income
  (Loss)                   $      (394,639) $     (1,096,394)    $      (47,605)   $        342,210    $        416,673
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Realized Gains
  (Losses) On Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $     3,803,048  $      8,815,453     $      824,038    $      2,334,123    $      2,533,719
   Realized Gain
     Distributions From
     Mutual Funds                3,839,151        36,841,766                 --          11,249,796           7,534,877
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Realized Gains
  (Losses)                       7,642,199        45,657,219            824,038          13,583,919          10,068,596
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      (125,514)        7,736,331           (285,055)         10,067,311          31,074,696
                           ---------------  ----------------     --------------    ----------------    ----------------
Increase (Decrease) In
  Net Assets From
  Operations               $     7,122,046  $     52,297,156     $      491,378    $     23,993,440    $     41,559,965
                           ===============  ================     ==============    ================    ================

                           VALIC Company II    VALIC Company I
                           Money Market II   Nasdaq-100 (R) Index
                                 Fund                Fund
                           ----------------  --------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006      Division 44         Division 46
-----------------------    ----------------  --------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    225,165,269    $     79,992,336
   Balance Due From (To)
     VALIC General
     Account, Net                   981,865             (79,751)
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                           (244,552)            257,104
                           ----------------    ----------------
Net Assets & Liabilities   $    225,902,582    $     80,169,689
                           ================    ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)         $    225,846,658    $     80,167,925
   Reserves For Annuity
     Contracts On Benefit            55,924               1,764
                           ----------------    ----------------
Total Contract Owner
  Reserves                      225,902,582          80,169,689
   Capital Surplus                       --                  --
                           ----------------    ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    225,902,582    $     80,169,689
                           ================    ================
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding           $    225,846,658    $     80,167,925
   Contracts in Payout
     (Annuitization)
     Period                          55,924               1,764
   Funds Retained in
     Separate Account A
     by VALIC                            --                  --
                           ----------------    ----------------
Total Net Assets           $    225,902,582    $     80,169,689
                           ================    ================
Total Units Outstanding     185,594,292.837     160,131,223.333
                           ================    ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $      6,145,830    $         61,174
Expenses:
   Mortality And Expense
     Risk Charge                  1,275,523             781,679
   Reimbursements Of
     Expenses                      (330,100)                 --
                           ----------------    ----------------
Net Investment Income
  (Loss)                   $      5,200,407    $       (720,505)
                           ----------------    ----------------
Net Realized Gains
  (Losses) On Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $             (1)   $      4,093,913
   Realized Gain
     Distributions From
     Mutual Funds                        --                  --
                           ----------------    ----------------
Net Realized Gains
  (Losses)                               (1)          4,093,913
                           ----------------    ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                              1             740,780
                           ----------------    ----------------
Increase (Decrease) In
  Net Assets From
  Operations               $      5,200,407    $      4,114,188
                           ================    ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                 Janus       VALIC Company II  VALIC Company II  VALIC Company II   Vanguard LifeStrategy
                           Adviser Worldwide Aggressive Growth Moderate Growth  Conservative Growth        Growth
                                 Fund         Lifestyle Fund    Lifestyle Fund    Lifestyle Fund            Fund
                           ----------------- ----------------- ---------------- ------------------- ---------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006    Division 47 /(1)/    Division 48      Division 49        Division 50          Division 52
-----------------------    ----------------- ----------------- ---------------- ------------------- ---------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value               $        --     $    65,628,173  $    96,392,008    $    39,118,612      $   109,038,819
   Balance Due From (To)
     VALIC General
     Account, Net                      --              49,807          (84,671)          (110,280)             223,265
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                               --              89,887          450,942            249,604             (148,519)
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Assets & Liabilities      $        --     $    65,767,867  $    96,758,279    $    39,257,936      $   109,113,565
                              ===========     ===============  ===============    ===============      ===============
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)            $        --     $    65,767,867  $    96,751,466    $    39,257,936      $   109,083,552
   Reserves For Annuity
     Contracts On Benefit              --                  --            6,813                 --               30,013
                              -----------     ---------------  ---------------    ---------------      ---------------
Total Contract Owner
  Reserves                             --          65,767,867       96,758,279         39,257,936          109,113,565
   Capital Surplus                     --                  --               --                 --                   --
                              -----------     ---------------  ---------------    ---------------      ---------------
Total Contract Owner
  Reserves and Capital
  Surplus                     $        --     $    65,767,867  $    96,758,279    $    39,257,936      $   109,113,565
                              ===========     ===============  ===============    ===============      ===============
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding              $        --     $    65,767,867  $    96,751,466    $    39,257,936      $   109,083,552
   Contracts in Payout
     (Annuitization)
     Period                            --                  --            6,813                 --               30,013
   Funds Retained in
     Separate Account A
     by VALIC                          --                  --               --                 --                   --
                              -----------     ---------------  ---------------    ---------------      ---------------
Total Net Assets              $        --     $    65,767,867  $    96,758,279    $    39,257,936      $   109,113,565
                              ===========     ===============  ===============    ===============      ===============
Total Units Outstanding                --      35,981,011.892   52,393,452.638     22,046,884.167       67,292,354.305
                              ===========     ===============  ===============    ===============      ===============
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                    $        --     $            --  $       852,012    $            --      $     2,125,294
Expenses:
   Mortality And Expense
     Risk Charge                  172,435             497,485          819,548            336,943            1,103,458
   Reimbursements Of
     Expenses                     (35,516)           (128,100)        (210,197)           (87,509)                  --
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Investment Income
  (Loss)                      $  (136,919)    $      (369,385) $       242,661    $      (249,434)     $     1,021,836
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares              $ 4,517,978     $     2,337,876  $     3,956,615    $     1,168,056      $     3,895,451
   Realized Gain
     Distributions From
     Mutual Funds                      --           5,091,495        7,121,452          2,037,658                   --
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Realized Gains
  (Losses)                      4,517,978           7,429,371       11,078,067          3,205,714            3,895,451
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                   (3,813,941)           (340,231)      (2,895,951)           153,751            8,070,488
                              -----------     ---------------  ---------------    ---------------      ---------------
Increase (Decrease) In
  Net Assets From
  Operations                  $   567,118     $     6,719,755  $     8,424,777    $     3,110,031      $    12,987,775
                              ===========     ===============  ===============    ===============      ===============

                           Vanguard LifeStrategy Vanguard LifeStrategy
                              Moderate Growth     Conservative Growth
                                   Fund                  Fund
                           --------------------- ---------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006         Division 53           Division 54
-----------------------    --------------------- ---------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value               $   122,074,860       $    45,390,259
   Balance Due From (To)
     VALIC General
     Account, Net                      17,781                (5,699)
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                              390,966               356,606
                              ---------------       ---------------
Net Assets & Liabilities      $   122,483,607       $    45,741,166
                              ===============       ===============
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)            $   122,471,814       $    45,741,166
   Reserves For Annuity
     Contracts On Benefit              11,793                    --
                              ---------------       ---------------
Total Contract Owner
  Reserves                        122,483,607            45,741,166
   Capital Surplus                         --                    --
                              ---------------       ---------------
Total Contract Owner
  Reserves and Capital
  Surplus                     $   122,483,607       $    45,741,166
                              ===============       ===============
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding              $   122,471,814       $    45,741,166
   Contracts in Payout
     (Annuitization)
     Period                            11,793                    --
   Funds Retained in
     Separate Account A
     by VALIC                              --                    --
                              ---------------       ---------------
Total Net Assets              $   122,483,607       $    45,741,166
                              ===============       ===============
Total Units Outstanding        77,720,793.026        30,392,438.290
                              ===============       ===============
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                    $     3,144,557       $     1,381,631
Expenses:
   Mortality And Expense
     Risk Charge                    1,307,027               501,665
   Reimbursements Of
     Expenses                              --                    --
                              ---------------       ---------------
Net Investment Income
  (Loss)                      $     1,837,530       $       879,966
                              ---------------       ---------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares              $     4,132,038       $     1,428,299
   Realized Gain
     Distributions From
     Mutual Funds                          --                    --
                              ---------------       ---------------
Net Realized Gains
  (Losses)                          4,132,038             1,428,299
                              ---------------       ---------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                        6,690,311             1,479,567
                              ---------------       ---------------
Increase (Decrease) In
  Net Assets From
  Operations                  $    12,659,879       $     3,787,832
                              ===============       ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                              Evergreen          Evergreen        Evergreen      VALIC Company II VALIC Company II
                            Special Values   Fundamental Large  Equity Income       Core Bond      Strategic Bond
                                 Fund            Cap Fund            Fund              Fund             Fund
                           ----------------  ----------------- ----------------  ---------------- ----------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006    Division 55 /(1)/ Division 56 /(1)/ Division 57 /(1)/   Division 58      Division 59
-----------------------    ----------------  ----------------- ----------------  ---------------- ----------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value              $         --       $        --       $       --     $    86,706,399  $    227,069,322
   Balance Due From (To)
     VALIC General
     Account, Net                      --                --               --             146,342           255,197
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                               --                --               --              28,760           128,692
                             ------------       -----------       ----------     ---------------  ----------------
Net Assets & Liabilities     $         --       $        --       $       --     $    86,881,501  $    227,453,211
                             ============       ===========       ==========     ===============  ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)           $         --       $        --       $       --     $    86,864,092  $    227,420,608
   Reserves For Annuity
     Contracts On Benefit              --                --               --              17,409            32,603
                             ------------       -----------       ----------     ---------------  ----------------
Total Contract Owner
  Reserves                             --                --               --          86,881,501       227,453,211
Capital Surplus                        --                --               --                  --                --
                             ------------       -----------       ----------     ---------------  ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                    $         --       $        --       $       --     $    86,881,501  $    227,453,211
                             ============       ===========       ==========     ===============  ================
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding             $         --       $        --       $       --     $    86,864,092  $    227,420,608
   Contracts in Payout
     (Annuitization)
     Period                            --                --               --              17,409            32,603
   Funds Retained in
     Separate Account A
     by VALIC                          --                --               --                  --                --
                             ------------       -----------       ----------     ---------------  ----------------
Total Net Assets             $         --       $        --       $       --     $    86,881,501  $    227,453,211
                             ============       ===========       ==========     ===============  ================
Total Units Outstanding                --                --               --      61,261,572.133   121,930,003.223
                             ============       ===========       ==========     ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                   $         --       $   151,658       $   58,189     $     2,389,658  $      7,623,723
Expenses:
   Mortality And Expense
     Risk Charge                1,699,694           856,643          122,185             574,518         1,750,371
   Reimbursements Of
     Expenses                    (349,076)         (173,447)         (25,014)           (152,081)         (449,937)
                             ------------       -----------       ----------     ---------------  ----------------
Net Investment Income
  (Loss)                     $ (1,350,618)      $  (531,538)      $  (38,982)    $     1,967,221  $      6,323,289
                             ------------       -----------       ----------     ---------------  ----------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares             $ 59,050,349       $ 8,282,245       $  936,102     $       (21,341) $      1,273,322
   Realized Gain
     Distributions From
     Mutual Funds                      --                --               --                  --         2,300,612
                             ------------       -----------       ----------     ---------------  ----------------
Net Realized Gains
  (Losses)                     59,050,349         8,282,245          936,102             (21,341)        3,573,934
                             ------------       -----------       ----------     ---------------  ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                  (26,218,508)       (3,551,528)         172,557             936,506         4,308,912
                             ------------       -----------       ----------     ---------------  ----------------
Increase (Decrease) In
  Net Assets From
  Operations                 $ 31,481,223       $ 4,199,179       $1,069,677     $     2,882,386  $     14,206,135
                             ============       ===========       ==========     ===============  ================

                             VALIC Company
                           II High Yield Bond      Janus
                                  Fund              Fund
                           ------------------ ----------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006       Division 60     Division 61 /(1)/
-----------------------    ------------------ ----------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value             $   122,971,128     $        --
   Balance Due From (To)
     VALIC General
     Account, Net                  (209,093)             --
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                            378,348              --
                            ---------------     -----------
Net Assets & Liabilities    $   123,140,383     $        --
                            ===============     ===========
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)          $   123,139,184     $        --
   Reserves For Annuity
     Contracts On Benefit             1,199              --
                            ---------------     -----------
Total Contract Owner
  Reserves                      123,140,383              --
Capital Surplus                          --              --
                            ---------------     -----------
Total Contract Owner
  Reserves and Capital
  Surplus                   $   123,140,383     $        --
                            ===============     ===========
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding            $   123,139,184     $        --
   Contracts in Payout
     (Annuitization)
     Period                           1,199              --
   Funds Retained in
     Separate Account A
     by VALIC                            --              --
                            ---------------     -----------
Total Net Assets            $   123,140,383     $        --
                            ===============     ===========
Total Units Outstanding      67,764,309.494              --
                            ===============     ===========
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                  $     5,549,033     $        --
Expenses:
   Mortality And Expense
     Risk Charge                    961,064         249,480
   Reimbursements Of
     Expenses                      (246,890)        (51,704)
                            ---------------     -----------
Net Investment Income
  (Loss)                    $     4,834,859     $  (197,776)
                            ---------------     -----------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares            $     1,855,865     $ 6,570,703
   Realized Gain
     Distributions From
     Mutual Funds                 2,628,994              --
                            ---------------     -----------
Net Realized Gains
  (Losses)                        4,484,859       6,570,703
                            ---------------     -----------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      1,635,701      (5,660,371)
                            ---------------     -----------
Increase (Decrease) In
  Net Assets From
  Operations                $    10,955,419     $   712,556
                            ===============     ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                       AIM Large       Credit Suisse       MSIF Trust        Evergreen            SIT
                                       Cap Growth     Small Cap Growth   Mid Cap Growth    Special Equity   Small Cap Growth
                                          Fund              Fund           Portfolio            Fund              Fund
                                    ----------------  ----------------  ----------------  ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
     As of December 31, 2006        Division 62 /(1)/ Division 63 /(1)/ Division 64 /(1)/ Division 65 /(1)/ Division 66 /(1)/
----------------------------------- ----------------  ----------------  ----------------  ----------------  ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value             $        --       $        --       $         --      $        --       $         --
   Balance Due From (To) VALIC
     General Account, Net                      --                --                 --               --                 --
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net               --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Net Assets & Liabilities              $        --       $        --       $         --      $        --       $         --
                                      ===========       ===========       ============      ===========       ============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                    $        --       $        --       $         --      $        --       $         --
   Reserves For Annuity Contracts
     On Benefit                                --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Total Contract Owner Reserves                  --                --                 --               --                 --
   Capital Surplus                             --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Total Contract Owner Reserves and
  Capital Surplus                     $        --       $        --       $         --      $        --       $         --
                                      ===========       ===========       ============      ===========       ============
Net Assets Attributable To:
   Accumulation Units Outstanding     $        --       $        --       $         --      $        --       $         --
   Contracts in Payout
     (Annuitization) Period                    --                --                 --               --                 --
   Funds Retained in Separate
     Account A by VALIC                        --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Total Net Assets                      $        --       $        --       $         --      $        --       $         --
                                      ===========       ===========       ============      ===========       ============
Total Units Outstanding                        --                --                 --               --                 --
                                      ===========       ===========       ============      ===========       ============
STATEMENT OF OPERATIONS
For the Year Ended December 31,
2006
-------------------------------

Investment Income:
   Dividends From Mutual Funds        $        --       $        --       $         --      $        --       $         --
Expenses:
   Mortality And Expense Risk
     Charge                                95,352           288,241            650,918          231,360            699,210
   Reimbursements Of Expenses             (19,620)          (59,386)          (134,670)         (47,516)          (143,208)
                                      -----------       -----------       ------------      -----------       ------------
Net Investment Income (Loss)          $   (75,732)      $  (228,855)      $   (516,248)     $  (183,844)      $   (556,002)
                                      -----------       -----------       ------------      -----------       ------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares              $ 2,411,870       $ 5,109,289       $ 29,590,378      $ 6,889,108       $ 34,693,466
   Realized Gain Distributions
     From Mutual Funds                         --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Net Realized Gains (Losses)             2,411,870         5,109,289         29,590,378        6,889,108         34,693,466
                                      -----------       -----------       ------------      -----------       ------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                    (2,479,134)       (2,710,278)       (25,526,791)      (4,802,740)       (26,287,925)
                                      -----------       -----------       ------------      -----------       ------------
Increase (Decrease) In Net Assets
  From Operations                     $  (142,996)      $ 2,170,156       $  3,547,339      $ 1,902,524       $  7,849,539
                                      ===========       ===========       ============      ===========       ============

                                          SIT
                                     Mid Cap Growth         Ariel
                                          Fund              Fund
                                    ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
     As of December 31, 2006        Division 67 /(1)/    Division 68
----------------------------------- ----------------  ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value             $        --     $    519,164,694
   Balance Due From (To) VALIC
     General Account, Net                      --             (483,303)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net               --            2,409,266
                                      -----------     ----------------
Net Assets & Liabilities              $        --     $    521,090,657
                                      ===========     ================
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                    $        --     $    520,713,005
   Reserves For Annuity Contracts
     On Benefit                                --              377,652
                                      -----------     ----------------
Total Contract Owner Reserves                  --          521,090,657
   Capital Surplus                             --                   --
                                      -----------     ----------------
Total Contract Owner Reserves and
  Capital Surplus                     $        --     $    521,090,657
                                      ===========     ================
Net Assets Attributable To:
   Accumulation Units Outstanding     $        --     $    520,713,005
   Contracts in Payout
     (Annuitization) Period                    --              377,652
   Funds Retained in Separate
     Account A by VALIC                        --                   --
                                      -----------     ----------------
Total Net Assets                      $        --     $    521,090,657
                                      ===========     ================
Total Units Outstanding                        --      263,335,327.321
                                      ===========     ================
STATEMENT OF OPERATIONS
For the Year Ended December 31,
2006
-------------------------------

Investment Income:
   Dividends From Mutual Funds        $        --     $             --
Expenses:
   Mortality And Expense Risk
     Charge                               154,327            6,474,571
   Reimbursements Of Expenses             (31,585)          (1,341,919)
                                      -----------     ----------------
Net Investment Income (Loss)          $  (122,742)    $     (5,132,652)
                                      -----------     ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares              $ 6,158,656     $     35,125,394
   Realized Gain Distributions
     From Mutual Funds                         --           32,765,906
                                      -----------     ----------------
Net Realized Gains (Losses)             6,158,656           67,891,300
                                      -----------     ----------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                    (5,761,532)         (15,446,849)
                                      -----------     ----------------
Increase (Decrease) In Net Assets
  From Operations                     $   274,382     $     47,311,799
                                      ===========     ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                         Ariel          Lou Holland         Dreyfus BASIC       VALIC Company I
                                      Appreciation        Growth       U.S. Mortgage Securities Blue Chip Growth
                                          Fund             Fund                  Fund                 Fund
                                    ----------------  ---------------  ------------------------ ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006               Division 69       Division 70       Division 71 /(1)/       Division 72
----------------------------------- ----------------  ---------------  ------------------------ ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value           $    387,982,095  $    52,522,667        $        --        $    89,447,959
   Balance Due From (To) VALIC
     General Account, Net                   (317,849)         (67,374)                --                387,036
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net           1,413,308          109,166                 --               (290,489)
                                    ----------------  ---------------        -----------        ---------------
Net Assets & Liabilities            $    389,077,554  $    52,564,459        $        --        $    89,544,506
                                    ================  ===============        ===========        ===============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                  $    388,292,003  $    52,543,421        $        --        $    89,503,185
   Reserves For Annuity Contracts
     On Benefit                              785,551           21,038                 --                 41,321
                                    ----------------  ---------------        -----------        ---------------
Total Contract Owner Reserves            389,077,554       52,564,459                 --             89,544,506
   Capital Surplus                                --               --                 --                     --
                                    ----------------  ---------------        -----------        ---------------
Total Contract Owner Reserves and
  Capital Surplus                   $    389,077,554  $    52,564,459        $        --        $    89,544,506
                                    ================  ===============        ===========        ===============
Net Assets Attributable To:
   Accumulation Units Outstanding   $    388,292,003  $    52,543,421        $        --        $    89,503,185
   Contracts in Payout
     (Annuitization) Period                  785,551           21,038                 --                 41,321
   Funds Retained in Separate
     Account A by VALIC                           --               --                 --                     --
                                    ----------------  ---------------        -----------        ---------------
Total Net Assets                    $    389,077,554  $    52,564,459        $        --        $    89,544,506
                                    ================  ===============        ===========        ===============
Total Units Outstanding              219,434,293.980   54,090,876.817                 --         95,874,018.304
                                    ================  ===============        ===========        ===============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds      $        173,150  $        40,397        $ 1,500,647        $       164,533
Expenses:
   Mortality And Expense Risk
     Charge                                4,811,438          597,355            410,338                664,453
   Reimbursements Of Expenses               (991,278)        (131,250)           (84,025)                    --
                                    ----------------  ---------------        -----------        ---------------
Net Investment Income (Loss)        $     (3,647,010) $      (425,708)       $ 1,174,334        $      (499,920)
                                    ----------------  ---------------        -----------        ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares            $     25,840,111  $     1,364,859        $(4,739,419)       $     2,269,050
   Realized Gain Distributions
     From Mutual Funds                    26,501,860          745,469                 --                     --
                                    ----------------  ---------------        -----------        ---------------
Net Realized Gains (Losses)               52,341,971        2,110,328         (4,739,419)             2,269,050
                                    ----------------  ---------------        -----------        ---------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                      (12,576,769)         572,744          2,757,006              4,650,944
                                    ----------------  ---------------        -----------        ---------------
Increase (Decrease) In Net Assets
  From Operations                   $     36,118,192  $     2,257,364        $  (808,079)       $     6,420,074
                                    ================  ===============        ===========        ===============

                                     VALIC Company I  VALIC Company I  VALIC Company I
                                     Health Sciences       Value       Broad Cap Value
                                          Fund             Fund             Fund
                                    ----------------  ---------------  ---------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                Division 73      Division 74      Division 75
----------------------------------- ----------------  ---------------  ---------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value           $    185,879,977  $    78,053,730  $    28,574,143
   Balance Due From (To) VALIC
     General Account, Net                   (106,837)        (280,369)         (17,323)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net             356,505          417,329           78,827
                                    ----------------  ---------------  ---------------
Net Assets & Liabilities            $    186,129,645  $    78,190,690  $    28,635,647
                                    ================  ===============  ===============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                  $    186,050,431  $    78,190,690  $    25,873,345
   Reserves For Annuity Contracts
     On Benefit                               79,214               --               --
                                    ----------------  ---------------  ---------------
Total Contract Owner Reserves            186,129,645       78,190,690       25,873,345
   Capital Surplus                                --               --        2,762,302
                                    ----------------  ---------------  ---------------
Total Contract Owner Reserves and
  Capital Surplus                   $    186,129,645  $    78,190,690  $    28,635,647
                                    ================  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding   $    186,050,431  $    78,190,690  $    25,873,345
   Contracts in Payout
     (Annuitization) Period                   79,214               --               --
   Funds Retained in Separate
     Account A by VALIC                           --               --        2,762,302
                                    ----------------  ---------------  ---------------
Total Net Assets                    $    186,129,645  $    78,190,690  $    28,635,647
                                    ================  ===============  ===============
Total Units Outstanding              153,030,041.629   56,285,849.698   22,478,347.106
                                    ================  ===============  ===============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds      $             --  $     1,399,963  $       271,979
Expenses:
   Mortality And Expense Risk
     Charge                                1,789,335        1,362,617          141,632
   Reimbursements Of Expenses                     --               --               --
                                    ----------------  ---------------  ---------------
Net Investment Income (Loss)        $     (1,789,335) $        37,346  $       130,347
                                    ----------------  ---------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares            $      9,497,479  $     9,788,170  $       187,037
   Realized Gain Distributions
     From Mutual Funds                    22,515,980       10,162,766               --
                                    ----------------  ---------------  ---------------
Net Realized Gains (Losses)               32,013,459       19,950,936          187,037
                                    ----------------  ---------------  ---------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                      (17,594,711)      (4,512,867)       2,978,524
                                    ----------------  ---------------  ---------------
Increase (Decrease) In Net Assets
  From Operations                   $     12,629,413  $    15,475,415  $     3,295,908
                                    ================  ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                        VALIC Company I   VALIC Company I    VALIC Company I     VALIC Company I
                                        Large Cap Core  Inflation Protected  VALIC Ultra Fund     Large Capital
                                             Fund              Fund                Fund            Growth Fund
                                        --------------- ------------------- ------------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                   Division 76       Division 77        Division 78         Division 79
-----------------------------------     --------------- ------------------- ------------------  ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $   101,149,373   $    16,158,191   $    1,057,785,529  $    581,819,441
   Balance Due From (To) VALIC
     General Account, Net                        19,350             8,362             (755,291)         (417,073)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                292,183            (4,416)           5,117,664         2,804,967
                                        ---------------   ---------------   ------------------  ----------------
Net Assets & Liabilities                $   101,460,906   $    16,162,137   $    1,062,147,902  $    584,207,335
                                        ===============   ===============   ==================  ================
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
       Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                  $   101,460,906   $    11,259,738   $    1,061,779,000  $    584,075,603
   Reserves For Annuity Contracts
     On Benefit                                      --                --              368,902           131,732
                                        ---------------   ---------------   ------------------  ----------------
Total Contract Owner Reserves               101,460,906        11,259,738        1,062,147,902       584,207,335
   Capital Surplus                                   --         4,902,399                   --                --
                                        ---------------   ---------------   ------------------  ----------------
Total Contract Owner Reserves and
  Capital Surplus                       $   101,460,906   $    16,162,137   $    1,062,147,902  $    584,207,335
                                        ===============   ===============   ==================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding       $   101,460,906   $    11,259,738   $    1,061,779,000  $    584,075,603
   Contracts in Payout
     (Annuitization) Period                          --                --              368,902           131,732
   Funds Retained in Separate
     Account A by VALIC                              --         4,902,399                   --                --
                                        ---------------   ---------------   ------------------  ----------------
Total Net Assets                        $   101,460,906   $    16,162,137   $    1,062,147,902  $    584,207,335
                                        ===============   ===============   ==================  ================
Total Units Outstanding                  92,451,762.233    11,129,795.428    1,133,942,037.816   524,431,567.221
                                        ===============   ===============   ==================  ================
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds          $       927,751   $       545,426   $          127,637  $      1,326,103
Expenses:
   Mortality And Expense Risk
     Charge                                     758,099           111,625            6,235,965         3,259,297
   Reimbursements Of Expenses                        --                --                   --                --
                                        ---------------   ---------------   ------------------  ----------------
Net Investment Income (Loss)            $       169,652   $       433,801   $       (6,108,328) $     (1,933,194)
                                        ---------------   ---------------   ------------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $       239,745   $      (216,367)  $       (6,569,770) $      1,814,508
   Realized Gain Distributions
     From Mutual Funds                               --                --                   --                --
                                        ---------------   ---------------   ------------------  ----------------
Net Realized Gains (Losses)                     239,745          (216,367)          (6,569,770)        1,814,508
                                        ---------------   ---------------   ------------------  ----------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                           7,344,741          (273,565)          19,816,216        37,115,069
                                        ---------------   ---------------   ------------------  ----------------
Increase (Decrease) In Net Assets
  From Operations                       $     7,754,138   $       (56,131)  $        7,138,118  $     36,996,383
                                        ===============   ===============   ==================  ================

                                         AIG SunAmerica   AIG SunAmerica  AIG SunAmerica
                                           2010 High        2015 High       2020 High
                                         Watermark Fund   Watermark Fund  Watermark Fund
                                              Fund             Fund            Fund
                                        ---------------  ---------------  --------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                   Division 80      Division 81     Division 82
-----------------------------------     ---------------  ---------------  --------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $    27,502,122  $    25,642,136  $   10,771,550
   Balance Due From (To) VALIC
     General Account, Net                       (82,637)         (50,839)        (27,464)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                 80,801           84,339          26,423
                                        ---------------  ---------------  --------------
Net Assets & Liabilities                $    27,500,286  $    25,675,636  $   10,770,509
                                        ===============  ===============  ==============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
       Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                  $    27,500,286  $    25,675,636  $   10,770,509
   Reserves For Annuity Contracts
     On Benefit                                      --               --              --
                                        ---------------  ---------------  --------------
Total Contract Owner Reserves                27,500,286       25,675,636      10,770,509
   Capital Surplus                                   --               --              --
                                        ---------------  ---------------  --------------
Total Contract Owner Reserves and
  Capital Surplus                       $    27,500,286  $    25,675,636  $   10,770,509
                                        ===============  ===============  ==============
Net Assets Attributable To:
   Accumulation Units Outstanding       $    27,500,286  $    25,675,636  $   10,770,509
   Contracts in Payout
     (Annuitization) Period                          --               --              --
   Funds Retained in Separate
     Account A by VALIC                              --               --              --
                                        ---------------  ---------------  --------------
Total Net Assets                        $    27,500,286  $    25,675,636  $   10,770,509
                                        ===============  ===============  ==============
Total Units Outstanding                  25,876,834.323   22,808,857.866   9,426,298.812
                                        ===============  ===============  ==============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds          $       881,991  $       793,667  $      336,437
Expenses:
   Mortality And Expense Risk
     Charge                                     279,724          240,493          96,711
   Reimbursements Of Expenses                        --               --              --
                                        ---------------  ---------------  --------------
Net Investment Income (Loss)            $       602,267  $       553,174  $      239,726
                                        ---------------  ---------------  --------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $       159,309  $       205,699  $       67,836
   Realized Gain Distributions
     From Mutual Funds                        1,122,860        1,632,226         753,553
                                        ---------------  ---------------  --------------
Net Realized Gains (Losses)                   1,282,169        1,837,925         821,389
                                        ---------------  ---------------  --------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                            (418,952)        (268,956)       (140,001)
                                        ---------------  ---------------  --------------
Increase (Decrease) In Net Assets
  From Operations                       $     1,465,484  $     2,122,143  $      921,114
                                        ===============  ===============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                                                                    VALIC Company I
                            VALIC Company I   VALIC Company I    VALIC Company I       Small Cap
                           Mid Cap Strategic Small Cap Special Small Cap Strategic Aggressive Grwoth  VALIC Company I
                              Growth Fund       Values Fund        Growth Fund           Fund        Global Equity Fund
                           ----------------- ----------------- ------------------- ----------------- ------------------
STATEMENT OF ASSETS AND
LIABILITIES As of
December 31, 2006             Division 83       Division 84        Division 85        Division 86       Division 87
-----------------------    ----------------- ----------------- ------------------- ----------------- ------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    307,167,613  $    376,053,962   $    166,682,512    $    49,518,532   $    430,265,974
   Balance Due From (To)
     VALIC General
     Account, Net                  (449,479)         (313,713)          (142,735)           (58,881)          (215,485)
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                          1,503,892         2,335,813          1,197,649            128,950          1,878,545
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Assets & Liabilities   $    308,222,026  $    378,076,062   $    167,737,426    $    49,588,601   $    431,929,034
                           ================  ================   ================    ===============   ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)         $    308,140,392  $    377,658,992   $    167,723,424    $    49,586,721   $    431,779,176
   Reserves For Annuity
     Contracts On Benefit            81,634           417,070             14,002              1,880            149,858
                           ----------------  ----------------   ----------------    ---------------   ----------------
Total Contract Owner
  Reserves                      308,222,026       378,076,062        167,737,426         49,588,601        431,929,034
   Capital Surplus                       --                --                 --                 --                 --
                           ----------------  ----------------   ----------------    ---------------   ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    308,222,026  $    378,076,062   $    167,737,426    $    49,588,601   $    431,929,034
                           ================  ================   ================    ===============   ================
Net Assets Attributable
  To:
   Accumulation Units
     Outstanding           $    308,140,392  $    377,658,992   $    167,723,424    $    49,586,721   $    431,779,176
   Contracts in Payout
     (Annuitization)
     Period                          81,634           417,070             14,002              1,880            149,858
   Funds Retained in
     Separate Account A
     by VALIC                            --                --                 --                 --                 --
                           ----------------  ----------------   ----------------    ---------------   ----------------
Total Net Assets           $    308,222,026  $    378,076,062   $    167,737,426    $    49,588,601   $    431,929,034
                           ================  ================   ================    ===============   ================
Total Units Outstanding     259,327,122.158   325,756,790.103    159,121,567.870     48,733,069.319    354,730,198.451
                           ================  ================   ================    ===============   ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $        147,310  $      2,077,094   $             --    $            --   $      5,379,917
Expenses:
   Mortality And Expense
     Risk Charge                  1,823,734         2,069,452            988,460            290,923          2,299,252
   Reimbursements Of
     Expenses                            --                --                 --                 --                 --
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Investment Income
  (Loss)                   $     (1,676,424) $          7,642   $       (988,460)   $      (290,923)  $      3,080,665
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $     (1,525,355) $        147,457   $     (1,581,064)   $    (1,035,307)  $      2,066,747
   Realized Gain
     Distributions From
     Mutual Funds                        --         1,468,674                 --             52,480            160,640
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Realized Gains
  (Losses)                       (1,525,355)        1,616,131         (1,581,064)          (982,827)         2,227,387
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      5,391,674        27,746,339          3,763,585             48,374         44,356,845
                           ----------------  ----------------   ----------------    ---------------   ----------------
Increase (Decrease) In
  Net Assets From
  Operations               $      2,189,895  $     29,370,112   $      1,194,061    $    (1,225,376)  $     49,664,897
                           ================  ================   ================    ===============   ================

                           VALIC Company I
                           Global Strategy   VALIC Company I
                                Fund        Foreign Value Fund
                           ---------------- ------------------
STATEMENT OF ASSETS AND
LIABILITIES As of
December 31, 2006            Division 88       Division 89
-----------------------    ---------------- ------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    442,017,998  $    841,622,272
   Balance Due From (To)
     VALIC General
     Account, Net                    50,489         1,023,214
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                          1,753,794         3,211,139
                           ----------------  ----------------
Net Assets & Liabilities   $    443,822,281  $    845,856,625
                           ================  ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)         $    443,312,813  $    845,673,930
   Reserves For Annuity
     Contracts On Benefit           509,468           182,695
                           ----------------  ----------------
Total Contract Owner
  Reserves                      443,822,281       845,856,625
   Capital Surplus                       --                --
                           ----------------  ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    443,822,281  $    845,856,625
                           ================  ================
Net Assets Attributable
  To:
   Accumulation Units
     Outstanding           $    443,312,813  $    845,673,930
   Contracts in Payout
     (Annuitization)
     Period                         509,468           182,695
   Funds Retained in
     Separate Account A
     by VALIC                            --                --
                           ----------------  ----------------
Total Net Assets           $    443,822,281  $    845,856,625
                           ================  ================
Total Units Outstanding     364,752,374.973   692,138,998.988
                           ================  ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $      5,948,788  $      8,750,042
Expenses:
   Mortality And Expense
     Risk Charge                  2,359,980         4,162,431
   Reimbursements Of
     Expenses                            --                --
                           ----------------  ----------------
Net Investment Income
  (Loss)                   $      3,588,808  $      4,587,611
                           ----------------  ----------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $      2,106,154  $      2,333,063
   Realized Gain
     Distributions From
     Mutual Funds                 1,586,148            26,891
                           ----------------  ----------------
Net Realized Gains
  (Losses)                        3,692,302         2,359,954
                           ----------------  ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                     38,168,310        87,396,743
                           ----------------  ----------------
Increase (Decrease) In
  Net Assets From
  Operations               $     45,449,420  $     94,344,308
                           ================  ================

--------
/(1)/ Funds were closed as of May 29, 2006

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                       Schedule of Portfolio Investments
                               December 31, 2006

                                                                           Net Asset      Net Asset
Underlying Fund                                Division     Shares      Value Per Share     Value           Cost
---------------                                -------- --------------- --------------- -------------- --------------
VALIC Company I Capital Conservation Fund          1        334,657.011     $ 9.77      $    3,269,599 $    3,201,577
VALIC Company I Money Market I Fund                2      1,488,218.000       1.00           1,488,218      1,488,219
VALIC Company I Mid Cap Index Fund                 4    109,779,250.258      23.28       2,555,660,946  2,215,442,648
VALIC Company I Asset Allocation Fund              5     14,996,635.683      11.35         170,211,815    182,514,468
VALIC Company I Money Market I Fund                6    384,271,096.000       1.00         384,271,096    384,271,094
VALIC Company I Capital Conservation Fund          7     21,197,777.175       9.77         207,102,283    202,449,611
VALIC Company I Government Securities Fund         8      9,914,668.259      10.05          99,642,416    102,866,017
VALIC Company I Stock Index Fund                 10A      6,369,778.745      36.65         233,452,391    171,280,685
VALIC Company I Stock Index Fund                 10B        537,412.224      36.65          19,696,158     14,315,744
VALIC Company I Stock Index Fund                 10C    127,245,946.194      36.65       4,663,563,928  3,604,018,437
VALIC Company I Stock Index Fund                 10D        733,627.367      36.65          26,887,443     20,637,762
VALIC Company I International Equities Fund       11     89,988,890.319      10.33         929,585,237    767,148,673
VALIC Company I Social Awareness Fund             12     19,040,109.650      22.28         424,213,643    369,054,202
VALIC Company I International Government Bond
  Fund                                            13     11,437,683.697      11.90         136,108,436    146,004,413
VALIC Company I Small Cap Index Fund              14     62,497,473.930      17.99       1,124,329,556    956,395,842
VALIC Company I Core Equity Fund                  15     31,974,654.565      14.24         455,319,081    450,279,022
VALIC Company I Growth & Income Fund              16      8,428,417.341      16.32         137,551,771    123,826,398
VALIC Company I Science & Technology Fund         17     78,607,590.392      12.49         981,808,804  1,295,824,825
VALIC Company I Small Cap Fund                    18     46,145,671.980      12.17         561,592,828    459,021,395
VALIC Company I International Growth I Fund       20     51,629,107.935      11.72         605,093,145    455,488,955
VALIC Company I Core Value Fund                   21     20,363,692.935      11.89         242,124,309    193,201,415
Vanguard LT Corporate Fund                        22     24,278,312.108       9.25         224,574,387    225,622,172
Vanguard LT Treasury Fund                         23     25,727,047.170      11.13         286,342,035    295,392,863
Vanguard Windsor II Fund                          24     52,881,655.799      34.75       1,837,637,539  1,511,540,218
Vanguard Wellington Fund                          25     47,005,215.479      32.43       1,524,379,138  1,371,820,200
VALIC Company II International Growth II Fund     33     31,565,694.848      18.05         569,760,792    511,468,057
VALIC Company II Small Cap Growth Fund            35      3,461,186.982      13.75          47,591,321     41,281,901
VALIC Company II Small Cap Value Fund             36     10,454,702.790      15.41         161,106,970    152,617,586
VALIC Company II Mid Cap Growth Fund              37      7,249,277.791       8.42          61,038,919     49,113,586
VALIC Company II Mid Cap Value Fund               38     22,184,377.909      18.56         411,742,054    372,673,194
VALIC Company II Capital Appreciation Fund        39        973,006.392       9.70           9,438,162      8,377,858
VALIC Company II Large Cap Value Fund             40     19,663,738.193      15.16         298,102,271    284,608,383
VALIC Company II Socially Responsible Fund        41     38,204,556.732      12.85         490,928,554    457,679,319
VALIC Company II Money Market II Fund             44    225,165,269.000       1.00         225,165,269    225,165,289
VALIC Company I Nasdaq-100(R) Index Fund          46     16,459,328.395       4.86          79,992,336     70,680,777
VALIC Company II Aggressive Growth Lifestyle
  Fund                                            48      5,571,152.207      11.78          65,628,173     58,747,556
VALIC Company II Moderate Growth Lifestyle
  Fund                                            49      7,843,125.142      12.29          96,392,008     90,337,412
VALIC Company II Conservative Growth Lifestyle
  Fund                                            50      3,628,813.729      10.78          39,118,612     37,737,397
Vanguard LifeStrategy Growth Fund                 52      4,568,027.608      23.87         109,038,819     89,414,215
Vanguard LifeStrategy Moderate Growth Fund        53      5,995,818.271      20.36         122,074,860    105,378,533
Vanguard LifeStrategy Conservative Growth Fund    54      2,736,001.145      16.59          45,390,259     41,364,009
VALIC Company II Core Bond Fund                   58      8,636,095.518      10.04          86,706,399     86,487,231
VALIC Company II Strategic Bond Fund              59     20,183,939.733      11.25         227,069,322    221,984,950
VALIC Company II High Yield Bond Fund             60     13,513,310.769       9.10         122,971,128    120,269,985
Ariel Fund                                        68     10,020,549.971      51.81         519,164,694    480,896,306
Ariel Appreciation Fund                           69      8,027,769.398      48.33         387,982,095    332,591,601
Lou Holland Growth Fund                           70      2,816,228.794      18.65          52,522,667     49,783,744
VALIC Company I Blue Chip Growth Fund             72      9,118,038.634       9.81          89,447,959     77,437,255
VALIC Company I Health Sciences Fund              73     17,907,512.235      10.38         185,879,977    175,913,599
VALIC Company I Value Fund                        74      6,676,965.783      11.69          78,053,730     80,699,102


  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                 Schedule of Portfolio Investments (Continued)
                               December 31, 2006

                                                                            Net Asset      Net Asset
Underlying Fund                                 Division     Shares      Value Per Share     Value         Cost
---------------                                 -------- --------------- --------------- ------------- -------------
VALIC Company I Broad Cap Value Fund               75      2,484,708.087      11.50         28,574,143    25,608,134
VALIC Company I Large Cap Core Fund                76      9,212,146.903      10.98        101,149,373    93,842,165
VALIC Company I Inflation Protected Fund           77      1,695,507.975       9.53         16,158,191    16,776,988
VALIC Company I VALIC Ultra Fund                   78    111,816,652.114       9.46      1,057,785,529 1,038,021,811
VALIC Company I Large Capital Growth Fund          79     51,442,921.397      11.31        581,819,441   544,134,511
AIG SunAmerica 2010 High Watermark Fund            80      2,720,289.021      10.11         27,502,122    28,142,062
AIG SunAmerica 2015 High Watermark Fund            81      2,363,330.507      10.85         25,642,136    25,858,575
AIG SunAmerica 2020 High Watermark Fund            82        973,919.530      11.06         10,771,550    10,847,196
VALIC Company I Mid Cap Strategic Growth Fund      83     25,364,790.504      12.11        307,167,613   300,355,745
VALIC Company I Small Cap Special Values Fund      84     32,446,416.048      11.59        376,053,962   348,397,654
VALIC Company I Small Cap Strategic Growth Fund    85     15,650,940.094      10.65        166,682,512   162,928,927
VALIC Company I Small Cap Aggressive Growth
  Fund                                             86      4,821,668.160      10.27         49,518,532    49,517,661
VALIC Company I Global Equity Fund                 87     35,471,226.216      12.13        430,265,974   385,904,148
VALIC Company I Global Strategy Fund               88     36,651,575.290      12.06        442,017,998   403,784,680
VALIC Company I Foreign Value Fund                 89     68,928,933.006      12.21        841,622,272   754,200,529

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statements of Changes in Net Assets

                                           VALIC Company I Capital    VALIC Company I Capital     VALIC Company I Money
                                              Conservation Fund          Conservation Fund         Market I Fund Fund
                                          ------------------------  --------------------------  ------------------------
                                                 Division 1                 Division 7                 Division 2
                                          ------------------------  --------------------------  ------------------------
                                          For The Year For The Year For The Year  For The Year  For The Year For The Year
                                             Ended        Ended        Ended         Ended         Ended        Ended
                                          December 31, December 31, December 31,  December 31,  December 31, December 31,
                                              2006         2005         2006          2005          2006         2005
                                          ------------ ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)            $   16,386   $  117,891  $  1,494,114  $  2,837,348   $   55,164   $   31,359
   Net Realized Gains (Losses) From
     Securities Transactions                    7,480       13,215      (294,696)       12,514           --           --
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period          87,536     (104,070)    6,386,402    (2,158,503)          --           --
                                           ----------   ----------  ------------  ------------   ----------   ----------
Increase (Decrease) In Net Assets From
  Operations                                  111,402       27,036     7,585,820       691,359       55,164       31,359
                                           ----------   ----------  ------------  ------------   ----------   ----------
Principal Transactions:
   Purchase Payments                           49,336       50,201    17,990,011     7,791,175       23,287       58,204
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,           (335,792)    (454,101)  (17,556,506)   (7,235,364)    (107,548)    (246,410)
   Annuity Benefit Payments                        --           --        (3,774)           --           --           --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                             (23,941)     (49,871)   89,944,033    26,183,039     (260,536)     132,125
   Contract Maintenance Charge                 (2,488)      (3,125)      (41,179)      (20,356)        (910)      (1,280)
   Return Of Capital To VALIC                      --           --            --            --           --           --
   Capital Contributed By VALIC                    --           --            --            --           --           --
                                           ----------   ----------  ------------  ------------   ----------   ----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                            (312,885)    (456,896)   90,332,585    26,718,494     (345,707)     (57,361)
                                           ----------   ----------  ------------  ------------   ----------   ----------
Total Increase (Decrease) In Net Assets      (201,483)    (429,860)   97,918,405    27,409,853     (290,543)     (26,002)
Net Assets:
Beginning Of Period                         3,470,462    3,900,322   110,284,587    82,874,734    1,778,432    1,804,434
                                           ----------   ----------  ------------  ------------   ----------   ----------
End Of Period                              $3,268,979   $3,470,462  $208,202,992  $110,284,587   $1,487,889   $1,778,432
                                           ==========   ==========  ============  ============   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                 VALIC Company I Money Market  VALIC Company I Mid Cap Index     VALIC Company I Asset
                                         I Fund Fund                       Fund                     Allocation Fund
                                 --------------------------   ------------------------------  --------------------------
                                         Division 6                     Division 4                    Division 5
                                 --------------------------   ------------------------------  --------------------------
                                 For The Year   For The Year   For The Year    For The Year   For The Year  For The Year
                                    Ended          Ended          Ended           Ended          Ended         Ended
                                 December 31,   December 31,   December 31,    December 31,   December 31,  December 31,
                                     2006           2005           2006            2005           2006          2005
                                 ------------   ------------  --------------  --------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)                      $ 12,756,778   $  5,875,836  $  (10,803,682) $    1,077,392  $  1,039,546  $  2,639,481
   Net Realized Gains (Losses)
     From Securities
     Transactions                          --             --     227,793,618     113,115,639    21,441,805    11,035,211
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period                            --             --     (12,935,319)     96,070,711    (5,535,221)   (9,239,145)
                                 ------------   ------------  --------------  --------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations           12,756,778      5,875,836     204,054,617     210,263,742    16,946,130     4,435,547
                                 ------------   ------------  --------------  --------------  ------------  ------------
Principal Transactions:
   Purchase Payments              149,831,054    150,573,573     262,687,250     220,925,933     8,979,050    11,097,936
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,                 (65,131,463)   (56,501,634)   (206,597,118)   (130,247,560)  (15,262,520)  (15,090,654)
   Annuity Benefit Payments            (1,431)        (1,824)       (108,683)        (95,469)      (23,691)      (23,118)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                          (47,839,929)   (95,583,537)    115,668,270      73,536,982   (11,474,223)  (28,104,223)
   Contract Maintenance
     Charge                          (170,070)      (150,723)       (476,260)       (462,120)      (41,239)      (49,931)
   Return Of Capital To
     VALIC                                 --             --              --              --            --            --
   Capital Contributed By
     VALIC                                 --             --              --              --            --            --
                                 ------------   ------------  --------------  --------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        36,688,161     (1,664,145)    171,173,459     163,657,766   (17,822,623)  (32,169,990)
                                 ------------   ------------  --------------  --------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets                           49,444,939      4,211,691     375,228,076     373,921,508      (876,493)  (27,734,443)
Net Assets:
Beginning Of Period               335,949,211    331,737,520   2,188,170,463   1,814,248,955   171,441,442   199,175,885
                                 ------------   ------------  --------------  --------------  ------------  ------------
End Of Period                    $385,394,150   $335,949,211  $2,563,398,539  $2,188,170,463  $170,564,949  $171,441,442
                                 ============   ============  ==============  ==============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                        VALIC Company I Government        VALIC Company I       VALIC Company I Stock Index
                                              Securities Fund            Stock Index Fund                 Fund
                                        --------------------------  --------------------------  --------------------------
                                                Division 8                 Division 10A               Division 10B
                                        --------------------------  --------------------------  --------------------------
                                        For The Year  For The Year  For The Year  For The Year  For The Year  For The Year
                                           Ended         Ended         Ended         Ended         Ended         Ended
                                        December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                            2006          2005          2006          2005          2006          2005
                                        ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)         $  1,341,672  $  2,934,479  $   (401,689) $  1,220,569  $    83,764   $   222,177
   Net Realized Gains (Losses) From
     Securities Transactions              (1,406,947)   (1,470,638)   17,985,650    11,944,053    1,449,521     1,145,180
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     2,047,737       441,879    13,387,223    (5,074,268)   1,159,486      (552,507)
                                        ------------  ------------  ------------  ------------  -----------   -----------
Increase (Decrease) In Net Assets From
  Operations                               1,982,462     1,905,720    30,971,184     8,090,354    2,692,771       814,850
                                        ------------  ------------  ------------  ------------  -----------   -----------
Principal Transactions:
   Purchase Payments                       8,045,093     9,330,248     3,243,786       139,262      212,978      (724,788)
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (10,741,555)  (11,014,586)  (32,295,987)  (23,867,786)  (2,679,134)   (2,074,738)
   Annuity Benefit Payments                  (36,697)      (34,816)     (711,392)     (730,207)    (103,715)     (110,611)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                (12,799,285)  (11,595,706)   (4,799,653)   (3,525,141)    (225,380)     (154,199)
   Contract Maintenance Charge               (31,152)      (38,323)           --            --           --            --
   Return Of Capital To VALIC                     --            --            --            --           --            --
   Capital Contributed By VALIC                   --            --            --            --           --            --
                                        ------------  ------------  ------------  ------------  -----------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                        (15,563,596)  (13,353,183)  (34,563,246)  (27,983,872)  (2,795,251)   (3,064,336)
                                        ------------  ------------  ------------  ------------  -----------   -----------
Total Increase (Decrease) In Net Assets  (13,581,134)  (11,447,463)   (3,592,062)  (19,893,518)    (102,480)   (2,249,486)
Net Assets:
Beginning Of Period                      113,486,871   124,934,334   236,945,996   256,839,514   19,801,075    22,050,561
                                        ------------  ------------  ------------  ------------  -----------   -----------
End Of Period                           $ 99,905,737  $113,486,871  $233,353,934  $236,945,996  $19,698,595   $19,801,075
                                        ============  ============  ============  ============  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                       VALIC Company I Stock        VALIC Company I Stock   VALIC Company I International
                                            Index Fund                   Index Fund                Equities Fund
                                  ------------------------------  ------------------------  ----------------------------
                                           Division 10C                 Division 10D                Division 11
                                  ------------------------------  ------------------------  ----------------------------
                                   For The Year    For The Year   For The Year For The Year For The Year   For The Year
                                      Ended           Ended          Ended        Ended        Ended          Ended
                                   December 31,    December 31,   December 31, December 31, December 31,   December 31,
                                       2006            2005           2006         2005         2006           2005
                                  --------------  --------------  ------------ ------------ ------------   ------------
Operations:
   Net Investment Income (Loss)   $   (3,812,731) $   21,640,091  $   (39,161) $   136,410  $  5,955,165   $  4,377,732
   Net Realized Gains (Losses)
     From Securities
     Transactions                    279,275,618     154,818,143    1,560,700    1,282,488   101,458,565     28,547,158
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period               316,707,049     (34,392,638)   1,946,592     (533,216)   49,901,553     58,940,631
                                  --------------  --------------  -----------  -----------  ------------   ------------
Increase (Decrease) In Net Assets
  From Operations                    592,169,936     142,065,596    3,468,131      885,682   157,315,283     91,865,521
                                  --------------  --------------  -----------  -----------  ------------   ------------
Principal Transactions:
   Purchase Payments                 395,665,871     365,198,197      340,614       (9,494)  139,625,911    106,995,327
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (385,073,637)   (314,794,586)  (2,044,026)  (3,036,799)  (49,731,155)   (29,635,522)
   Annuity Benefit Payments             (342,050)       (343,086)     (14,731)     (14,000)      (17,224)       (12,998)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                            (121,876,724)    (27,178,098)    (887,470)  (1,039,660)   34,629,546    103,364,065
   Contract Maintenance Charge        (1,054,582)     (1,161,588)      (8,395)     (11,228)     (150,848)      (117,105)
   Return Of Capital To VALIC                 --              --           --           --            --             --
   Capital Contributed By
     VALIC                                    --              --           --           --            --             --
                                  --------------  --------------  -----------  -----------  ------------   ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions         (112,681,122)     21,720,839   (2,614,008)  (4,111,181)  124,356,230    180,593,767
                                  --------------  --------------  -----------  -----------  ------------   ------------
Total Increase (Decrease) In Net
  Assets                             479,488,814     163,786,435      854,123   (3,225,499)  281,671,513    272,459,288
Net Assets:
Beginning Of Period                4,197,334,815   4,033,548,380   26,030,923   29,256,422   650,312,593    377,853,305
                                  --------------  --------------  -----------  -----------  ------------   ------------
End Of Period                     $4,676,823,629  $4,197,334,815  $26,885,046  $26,030,923  $931,984,106   $650,312,593
                                  ==============  ==============  ===========  ===========  ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                Statements of Changes in Net Assets (Continued)

                                               VALIC Company I             VALIC Company I              VALIC Company I
                                            Social Awareness Fund    Int'l Government Bond Fund      Small Cap Index Fund
                                         --------------------------  --------------------------  ----------------------------
                                                 Division 12                 Division 13                  Division 14
                                         --------------------------  --------------------------  ----------------------------
                                           For The       For The       For The       For The        For The        For The
                                          Year Ended    Year Ended    Year Ended    Year Ended     Year Ended     Year Ended
                                         December 31,  December 31,  December 31,  December 31,   December 31,   December 31,
                                             2006          2005          2006          2005           2006           2005
                                         ------------  ------------  ------------  ------------  --------------  ------------
Operations:
   Net Investment Income (Loss)          $   (890,311) $    845,436  $  4,232,306  $  4,420,802  $   (5,651,000) $    (93,566)
   Net Realized Gains (Losses) From
     Securities Transactions               25,750,531       624,380     3,919,126    13,000,094      89,153,032    41,319,587
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                            28,826,473     9,649,605     1,016,351   (19,898,967)     70,581,085    (9,736,097)
                                         ------------  ------------  ------------  ------------  --------------  ------------
Increase (Decrease) In Net Assets From
  Operations                               53,686,693    11,119,421     9,167,783    (2,478,071)    154,083,117    31,489,924
                                         ------------  ------------  ------------  ------------  --------------  ------------
Principal Transactions:
   Purchase Payments                       30,075,559    25,527,795     9,372,025    10,379,229     151,364,317   123,138,950
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,        (32,512,502)  (28,566,814)  (13,916,910)  (11,301,749)    (69,580,110)  (47,228,009)
   Annuity Benefit Payments                   (18,632)      (19,346)       (4,906)       (4,428)        (35,124)      (29,527)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                         (10,617,760)  (38,439,638)  (10,471,160)   (9,818,459)     19,909,489   111,891,605
   Contract Maintenance Charge               (119,737)     (141,387)      (40,098)      (46,761)       (237,073)     (216,281)
   Return Of Capital To VALIC                      --            --            --            --              --            --
   Capital Contributed By VALIC                    --            --            --            --              --            --
                                         ------------  ------------  ------------  ------------  --------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (13,193,072)  (41,639,390)  (15,061,049)  (10,792,168)    101,421,499   187,556,738
                                         ------------  ------------  ------------  ------------  --------------  ------------
Total Increase (Decrease) In Net Assets    40,493,621   (30,519,969)   (5,893,266)  (13,270,239)    255,504,616   219,046,662

Net Assets:
Beginning Of Period                       384,904,564   415,424,533   142,378,962   155,649,201     872,385,771   653,339,109
                                         ------------  ------------  ------------  ------------  --------------  ------------
End Of Period                            $425,398,185  $384,904,564  $136,485,696  $142,378,962  $1,127,890,387  $872,385,771
                                         ============  ============  ============  ============  ==============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                         VALIC Company I Core Equity   VALIC Company I Growth &      VALIC Company I Science &
                                                     Fund                     Income Fund                 Technology Fund
                                         ---------------------------  --------------------------  ------------------------------
                                                 Division 15                  Division 16                   Division 17
                                         ---------------------------  --------------------------  ------------------------------
                                           For The        For The       For The       For The        For The         For The
                                          Year Ended     Year Ended    Year Ended    Year Ended     Year Ended      Year Ended
                                         December 31,   December 31,  December 31,  December 31,   December 31,    December 31,
                                             2006           2005          2006          2005           2006            2005
                                         ------------  -------------  ------------  ------------  --------------  --------------
Operations:
   Net Investment Income (Loss)          $ (1,517,813) $     371,027  $   (443,496) $    304,732  $   (9,945,077) $  (11,349,217)
   Net Realized Gains (Losses) From
     Securities Transactions               (8,147,788)   (22,869,870)     (237,546)   (2,757,362)   (162,236,402)   (225,667,769)
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                            56,355,483     36,894,200    18,840,545     2,960,791     216,555,410     256,412,844
                                         ------------  -------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net Assets From
  Operations                               46,689,882     14,395,357    18,159,503       508,161      44,373,931      19,395,858
                                         ------------  -------------  ------------  ------------  --------------  --------------
Principal Transactions:
   Purchase Payments                       20,584,055     19,568,708     6,753,662     6,325,951      72,982,834      84,708,104
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,        (46,242,972)   (46,621,688)  (15,214,050)  (13,407,705)    (95,400,063)    (95,927,555)
   Annuity Benefit Payments                   (23,673)       (26,781)       (6,962)       (6,919)        (35,301)        (37,259)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                         (66,503,223)   (75,465,022)  (14,755,182)  (18,648,113)   (168,880,677)   (212,374,499)
   Contract Maintenance Charge               (153,913)      (184,629)      (38,533)      (46,500)       (502,006)       (603,844)
   Return Of Capital To VALIC                      --             --            --            --              --              --
   Capital Contributed By VALIC                    --             --            --            --              --              --
                                         ------------  -------------  ------------  ------------  --------------  --------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (92,339,726)  (102,729,412)  (23,261,065)  (25,783,286)   (191,835,213)   (224,235,053)
                                         ------------  -------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In Net Assets   (45,649,844)   (88,334,055)   (5,101,562)  (25,275,125)   (147,461,282)   (204,839,195)

Net Assets:
Beginning Of Period                       502,008,856    590,342,911   142,991,612   168,266,737   1,131,812,192   1,336,651,387
                                         ------------  -------------  ------------  ------------  --------------  --------------
End Of Period                            $456,359,012  $ 502,008,856  $137,890,050  $142,991,612  $  984,350,910  $1,131,812,192
                                         ============  =============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                               VALIC Company I              Templeton Global              VALIC Company I
                                                  Small Cap                 Asset Allocation          International Growth I
                                                     Fund                         Fund                         Fund
                                         ---------------------------  ----------------------------  --------------------------
                                                 Division 18                Division 19 /(3)/               Division 20
                                         ---------------------------  ----------------------------  --------------------------
                                            For The       For The                       For The       For The       For The
                                           Year Ended    Year Ended   For the Period   Year Ended    Year Ended    Year Ended
                                          December 31,  December 31,  January 1, 2006 December 31,  December 31,  December 31,
                                              2006          2005      to May 29, 2006     2005          2006          2005
                                         -------------  ------------  --------------- ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)          $  (5,853,207) $ (6,054,291)  $  (1,995,032) $ 10,531,846  $  4,437,123  $  1,473,178
   Net Realized Gains (Losses) From
     Securities Transactions                77,041,303    21,920,068      72,857,346     5,928,212    16,873,332     3,084,425
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                            (29,366,155)   20,795,265     (39,781,613)   (6,048,581)   92,908,398    41,842,146
                                         -------------  ------------   -------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                41,821,941    36,661,042      31,080,701    10,411,477   114,218,853    46,399,749
                                         -------------  ------------   -------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments                        21,674,284    26,325,030      17,833,344    47,185,515    33,180,746    19,350,192
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,         (58,969,313)  (52,966,433)    (14,630,560)  (29,199,226)  (46,038,049)  (32,501,083)
   Annuity Benefit Payments                    (27,389)      (24,305)        (41,958)      (53,522)      (26,584)      (21,707)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                          (66,007,731)  (51,945,279)   (433,769,850)   (4,682,260)   93,799,963   (31,300,931)
   Contract Maintenance Charge                (141,954)     (162,579)        (25,930)     (105,918)     (111,202)     (118,949)
   Return Of Capital To VALIC                       --            --              --            --            --            --
   Capital Contributed By VALIC                     --            --              --            --            --            --
                                         -------------  ------------   -------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (103,472,103)  (78,773,566)   (430,634,954)   13,144,589    80,804,874   (44,592,478)
                                         -------------  ------------   -------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets    (61,650,162)  (42,112,524)   (399,554,253)   23,556,066   195,023,727     1,807,271

Net Assets:
Beginning Of Period                        624,235,402   666,347,926     399,554,253   375,998,187   411,313,395   409,506,124
                                         -------------  ------------   -------------  ------------  ------------  ------------
End Of Period                            $ 562,585,240  $624,235,402   $          --  $399,554,253  $606,337,122  $411,313,395
                                         =============  ============   =============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                              Vanguard
                                               VALIC Company I                  Long-                     Vanguard
                                                 Core Value          Term Investment Grade Fund      Long-Term Treasury
                                                    Fund                        Fund                        Fund
                                         --------------------------  --------------------------  --------------------------
                                                 Division 21                 Division 22                 Division 23
                                         --------------------------  --------------------------  --------------------------
                                           For The       For The       For The       For The       For The       For The
                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                             2006          2005          2006          2005          2006          2005
                                         ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)          $   (307,792) $  2,171,564  $ 10,186,040  $  9,184,890  $ 12,124,384  $ 12,328,220
   Net Realized Gains (Losses) From
     Securities Transactions               10,319,759     4,637,454      (314,418)    2,595,434    (1,342,164)    5,404,526
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                            24,463,032     1,117,542    (5,933,036)   (3,588,293)  (10,005,323)   (1,385,653)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                               34,474,999     7,926,560     3,938,586     8,192,031       776,897    16,347,093
                                         ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments                       15,131,456     6,164,268    26,076,750    29,484,045    33,642,814    39,309,408
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,        (22,411,619)  (18,878,621)  (20,941,267)  (18,097,805)  (31,223,172)  (26,224,661)
   Annuity Benefit Payments                    (5,779)       (6,065)       (5,436)       (5,819)       (3,799)       (3,403)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                         (10,364,883)  (15,521,080)     (241,042)       10,221   (51,503,082)    9,560,357
   Contract Maintenance Charge                (62,670)      (71,174)      (59,245)      (61,181)      (88,855)     (102,752)
   Return Of Capital To VALIC                      --            --            --            --            --            --
   Capital Contributed By VALIC                    --            --            --            --            --            --
                                         ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (17,713,495)  (28,312,672)    4,829,760    11,329,461   (49,176,094)   22,538,949
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets    16,761,504   (20,386,112)    8,768,346    19,521,492   (48,399,197)   38,886,042

Net Assets:
Beginning Of Period                       226,563,736   246,949,848   216,520,347   196,998,855   335,724,869   296,838,827
                                         ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                            $243,325,240  $226,563,736  $225,288,693  $216,520,347  $287,325,672  $335,724,869
                                         ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                              Vanguard Windsor II Fund        Vanguard Wellington Fund     Putnam New Opportunities Fund
                           ------------------------------  ------------------------------  -----------------------------
                                     Division 24                     Division 25                 Division 26 /(3)/
                           ------------------------------  ------------------------------  -----------------------------
                              For The         For The         For The         For The                         For The
                             Year Ended      Year Ended      Year Ended      Year Ended    For the Period    Year Ended
                            December 31,    December 31,    December 31,    December 31,   January 1, 2006  December 31,
                                2006            2005            2006            2005       to May 29, 2006      2005
                           --------------  --------------  --------------  --------------  --------------- -------------
Operations:
   Net Investment
     Income (Loss)         $   18,914,886  $   14,344,397  $   26,215,648  $   21,392,069   $  (2,187,782) $  (5,392,951)
   Net Realized Gains
     (Losses) From
     Securities
     Transactions             118,959,901      67,031,116      84,034,217      51,455,746     (45,757,811)   (30,219,756)
   Net Change In
     Unrealized
     Appreciation
     (Depreciation)
     During The Period        126,232,028       2,490,452      68,136,623      (5,729,879)     53,863,406     82,198,186
                           --------------  --------------  --------------  --------------   -------------  -------------
Increase (Decrease) In Net
  Assets From Operations      264,106,815      83,865,965     178,386,488      67,117,936       5,917,813     46,585,479
                           --------------  --------------  --------------  --------------   -------------  -------------
Principal Transactions:
   Purchase Payments          171,787,421     189,174,291     182,851,854     164,875,054       7,369,905     29,270,637
   Surrenders Of
     Accumulation Units
     By Terminations
     And Withdrawals,        (148,798,584)   (117,995,312)   (128,317,809)    (98,631,687)    (20,007,282)   (48,628,267)
   Annuity Benefit
     Payments                     (48,397)        (33,079)        (57,683)        (50,432)         (2,710)        (6,730)
   Amounts Transferred
     From (To) Other
     Divisions Or
     VALIC General
     Account, Net             (36,145,830)     58,068,484       6,005,985       6,091,794    (562,086,823)   (84,814,119)
   Contract Maintenance
     Charge                      (383,326)       (390,393)       (345,613)       (353,387)        (55,963)      (246,003)
   Return Of Capital To
     VALIC                             --              --              --              --              --             --
   Capital Contributed
     By VALIC                          --              --              --              --              --             --
                           --------------  --------------  --------------  --------------   -------------  -------------
   Increase (Decrease) In
     Net Assets
     Resulting From
     Principal
     Transactions             (13,588,716)    128,823,991      60,136,734      71,931,342    (574,782,873)  (104,424,482)
                           --------------  --------------  --------------  --------------   -------------  -------------
Total Increase (Decrease)
  In Net Assets               250,518,099     212,689,956     238,523,222     139,049,278    (568,865,060)   (57,839,003)

Net Assets:
Beginning Of Period         1,593,504,859   1,380,814,903   1,291,063,328   1,152,014,050     568,865,060    626,704,063
                           --------------  --------------  --------------  --------------   -------------  -------------
End Of Period              $1,844,022,958  $1,593,504,859  $1,529,586,550  $1,291,063,328   $          --  $ 568,865,060
                           ==============  ==============  ==============  ==============   =============  =============


  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                           Putnam OTC                                                VALIC Company I
                                        & Emerging Growth           Putnam Global Equity            Large Cap Growth
                                              Fund                          Fund                          Fund
                                  ----------------------------  ----------------------------  ----------------------------
                                        Division 27 /(3)/             Division 28 /(3)/             Division 30 /(3)/
                                  ----------------------------  ----------------------------  ----------------------------
                                                    For The                       For The                       For The
                                  For the Period   Year Ended   For the Period   Year Ended   For the Period   Year Ended
                                  January 1, 2006 December 31,  January 1, 2006 December 31,  January 1, 2006 December 31,
                                  to May 29, 2006     2005      to May 29, 2006     2005      to May 29, 2006     2005
                                  --------------- ------------  --------------- ------------  --------------- ------------
Operations:
   Net Investment Income
     (Loss)                        $    (764,275) $ (1,864,673)  $  (1,470,940) $   (442,475)  $    (687,081) $ (1,250,258)
   Net Realized Gains (Losses)
     From Securities
     Transactions                     30,740,532   (22,107,625)     (7,349,467)  (20,464,495)    (72,666,097)  (23,828,696)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period                          (17,980,374)   35,732,444      36,666,155    48,182,615      69,988,225    27,451,603
                                   -------------  ------------   -------------  ------------   -------------  ------------
Increase (Decrease) In Net Assets
  From Operations                     11,995,883    11,760,146      27,845,748    27,275,645      (3,364,953)    2,372,649
                                   -------------  ------------   -------------  ------------   -------------  ------------
Principal Transactions:
   Purchase Payments                   4,469,701    14,840,137       7,887,854    28,398,324       5,263,470    15,541,370
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals,                 (6,629,032)  (14,945,649)    (13,374,567)  (29,792,124)    (12,376,211)  (33,651,882)
   Annuity Benefit Payments                 (582)       (1,727)         (2,988)       (5,594)         (1,286)       (3,846)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                            (200,411,030)  (36,191,270)   (400,754,151)  (41,481,991)   (330,368,198)  (60,530,436)
   Contract Maintenance
     Charge                              (27,239)     (121,793)        (32,770)     (143,089)        (41,179)     (183,252)
   Return Of Capital To VALIC                 --            --              --            --              --            --
   Capital Contributed By
     VALIC                                    --            --              --            --              --            --
                                   -------------  ------------   -------------  ------------   -------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions         (202,598,182)  (36,420,302)   (406,276,622)  (43,024,474)   (337,523,404)  (78,828,046)
                                   -------------  ------------   -------------  ------------   -------------  ------------
Total Increase (Decrease) In Net
  Assets                            (190,602,299)  (24,660,156)   (378,430,874)  (15,748,829)   (340,888,357)  (76,455,397)

Net Assets:
Beginning Of Period                  190,602,299   215,262,455     378,430,874   394,179,703     340,888,357   417,343,754
                                   -------------  ------------   -------------  ------------   -------------  ------------
End Of Period                      $          --  $190,602,299   $          --  $378,430,874   $          --  $340,888,357
                                   =============  ============   =============  ============   =============  ============


  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            American                        Templeton                VALIC Company II
                                         Century Ultra                       Foreign            International Small Cap Equity
                                              Fund                            Fund                         Fund
                               ---------------------------------  ----------------------------  -----------------------------
                                       Division 31 /(3)/                Division 32 /(3)/               Division 33
                               ---------------------------------  ----------------------------  -----------------------------
                                                     For The                        For The       For The         For The
                                 For the Period     Year Ended    For the Period   Year Ended    Year Ended      Year Ended
                               January 1, 2006 to  December 31,   January 1, 2006 December 31,  December 31,    December 31,
                                  May 29, 2006         2005       to May 29, 2006     2005          2006            2005
                               ------------------ --------------  --------------- ------------  ------------    ------------
Operations:
   Net Investment Income
     (Loss)                     $    (3,832,258)  $   (9,044,587)  $  (2,666,223) $  4,479,222  $   (798,164)   $   (223,083)
   Net Realized Gains
     (Losses) From
     Securities Transactions        (41,589,079)     (21,861,863)    166,223,502    47,225,217    44,884,381       5,332,413
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period                      (2,649,820)      38,588,915    (119,112,933)    4,756,284    30,563,805      23,861,653
                                ---------------   --------------   -------------  ------------   ------------   ------------
Increase (Decrease) In Net
  Assets From Operations            (48,071,157)       7,682,465      44,444,346    56,460,723    74,650,022      28,970,983
                                ---------------   --------------   -------------  ------------   ------------   ------------
Principal Transactions:
   Purchase Payments                 35,947,935       95,747,916      26,052,944    64,070,177    74,390,332      17,099,475
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,                   (33,270,326)     (79,386,833)    (20,870,652)  (43,790,969)  (26,665,653)     (4,782,057)
   Annuity Benefit Payments             (10,541)         (26,503)         (2,981)       (6,386)       (1,205)           (596)
   Amounts Transferred
     From (To) Other
     Divisions Or VALIC
     General Account, Net          (963,790,580)    (143,161,592)   (701,468,745)   24,259,856   202,331,153     180,402,289
   Contract Maintenance
     Charge                             (90,109)        (398,918)        (40,369)     (155,345)     (131,567)        (51,970)
   Return Of Capital To
     VALIC                                   --               --              --            --            --              --
   Capital Contributed By
     VALIC                                   --               --              --            --            --              --
                                ---------------   --------------   -------------  ------------   ------------   ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        (961,213,621)    (127,225,930)   (696,329,803)   44,377,333   249,923,060     192,667,141
                                ---------------   --------------   -------------  ------------   ------------   ------------
Total Increase (Decrease) In
  Net Assets                     (1,009,284,778)    (119,543,465)   (651,885,457)  100,838,056   324,573,082     221,638,124

Net Assets:
Beginning Of Period               1,009,284,778    1,128,828,243     651,885,457   551,047,401   246,525,933      24,887,809
                                ---------------   --------------   -------------  ------------   ------------   ------------
End Of Period                   $            --   $1,009,284,778   $          --  $651,885,457  $571,099,015    $246,525,933
                                ===============   ==============   =============  ============   ============   ============


  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            VALIC Company II           VALIC Company II           VALIC Company II
                                            Small Cap Growth            Small Cap Value            Mid Cap Growth
                                                  Fund                       Fund                       Fund
                                        ------------------------  --------------------------  ------------------------
                                               Division 35                Division 36                Division 37
                                        ------------------------  --------------------------  ------------------------
                                          For The      For The      For The       For The       For The      For The
                                         Year Ended   Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                        December 31, December 31, December 31,  December 31,  December 31, December 31,
                                            2006         2005         2006          2005          2006         2005
                                        ------------ ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)         $  (333,239) $  (286,432) $   (137,842) $     (4,195) $  (394,639) $  (332,916)
   Net Realized Gains (Losses) From
     Securities Transactions              4,510,590    2,876,074    12,214,616    18,757,230    7,642,199    1,980,404
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     (521,674)    (945,903)    6,851,577   (13,311,095)    (125,514)   3,038,579
                                        -----------  -----------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                              3,655,677    1,643,739    18,928,351     5,441,940    7,122,046    4,686,067
                                        -----------  -----------  ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments                      5,873,721    5,838,865    10,088,856    14,596,226    5,808,164    5,537,846
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (5,143,936)  (3,947,441)   (8,658,248)   (7,233,713)  (4,665,506)  (3,762,162)
   Annuity Benefit Payments                    (208)        (335)       (2,771)       (2,608)          --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                   157,790   (2,955,875)   45,839,057    (9,657,911)   3,138,728   (4,888,853)
   Contract Maintenance Charge              (12,486)     (12,344)      (27,106)      (24,459)     (13,928)     (14,308)
   Return Of Capital To VALIC                    --           --            --            --           --           --
   Capital Contributed By VALIC                  --           --            --            --           --           --
                                        -----------  -----------  ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                           874,881   (1,077,130)   47,239,788    (2,322,465)   4,267,458   (3,127,477)
                                        -----------  -----------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net Assets   4,530,558      566,609    66,168,139     3,119,475   11,389,504    1,558,590

Net Assets:
Beginning Of Period                      43,105,127   42,538,518    95,293,848    92,174,373   49,740,393   48,181,803
                                        -----------  -----------  ------------  ------------  -----------  -----------
End Of Period                           $47,635,685  $43,105,127  $161,461,987  $ 95,293,848  $61,129,897  $49,740,393
                                        ===========  ===========  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                             VALIC Company II           VALIC Company II           VALIC Company II
                                               Mid Cap Value          Capital Appreciation         Large Cap Value
                                                   Fund                       Fund                       Fund
                                        --------------------------  ------------------------  -------------------------
                                                Division 38                Division 39               Division 40
                                        --------------------------  ------------------------  -------------------------
                                          For The       For The       For The      For The      For The       For The
                                         Year Ended    Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                        December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                            2006          2005          2006         2005         2006          2005
                                        ------------  ------------  ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)         $ (1,096,394) $ (1,784,578) $   (47,605) $   (59,644) $    342,210  $   189,633
   Net Realized Gains (Losses) From
     Securities Transactions              45,657,219    31,312,596      824,038      308,629    13,583,919    5,493,517
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     7,736,331    (4,678,509)    (285,055)     (23,876)   10,067,311   (1,699,046)
                                        ------------  ------------  -----------  -----------  ------------  -----------
Increase (Decrease) In Net Assets From
  Operations                              52,297,156    24,849,509      491,378      225,109    23,993,440    3,984,104
                                        ------------  ------------  -----------  -----------  ------------  -----------
Principal Transactions:
   Purchase Payments                      41,758,196    49,052,218    1,194,049    1,123,882    22,606,445    5,504,163
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (28,426,687)  (20,344,931)  (2,011,995)  (2,608,169)   (8,640,768)  (4,220,266)
   Annuity Benefit Payments                   (8,216)       (5,373)          --           --            --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                 33,550,696    19,588,447     (886,630)    (648,566)  204,973,738    4,763,374
   Contract Maintenance Charge               (77,319)      (72,228)      (2,072)      (2,338)      (59,847)     (11,686)
   Return Of Capital To VALIC                     --            --           --           --            --           --
   Capital Contributed By VALIC                   --            --           --           --            --           --
                                        ------------  ------------  -----------  -----------  ------------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         46,796,670    48,218,133   (1,706,648)  (2,135,191)  218,879,568    6,035,585
                                        ------------  ------------  -----------  -----------  ------------  -----------
Total Increase (Decrease) In Net Assets   99,093,826    73,067,642   (1,215,270)  (1,910,082)  242,873,008   10,019,689

Net Assets:
Beginning Of Period                      313,802,187   240,734,545   10,662,040   12,572,122    56,025,004   46,005,315
                                        ------------  ------------  -----------  -----------  ------------  -----------
End Of Period                           $412,896,013  $313,802,187  $ 9,446,770  $10,662,040  $298,898,012  $56,025,004
                                        ============  ============  ===========  ===========  ============  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                        VALIC Company II            VALIC Company II             VALIC Company I
                                      Socially Responsible           Money Market II          Nasdaq-100 (R) Index
                                              Fund                        Fund                        Fund
                                   --------------------------  --------------------------  --------------------------
                                           Division 41                 Division 44                 Division 46
                                   --------------------------  --------------------------  --------------------------
                                     For The       For The       For The       For The       For The       For The
                                    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                       2006          2005          2006          2005          2006          2005
                                   ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)    $    416,673  $    688,147  $  5,200,407  $  1,496,290  $   (720,505) $   (711,437)
   Net Realized Gains (Losses)
     From Securities Transactions    10,068,596     6,852,700            (1)           (1)    4,093,913     5,366,688
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period               31,074,696    (1,880,194)            1             1       740,780    (5,025,782)
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations                    41,559,965     5,660,653     5,200,407     1,496,290     4,114,188      (370,531)
                                   ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments                 52,295,087    36,151,103    72,946,666    40,877,668    10,795,682    12,469,941
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (14,208,694)   (6,682,038)  (26,733,292)  (13,297,079)   (8,244,620)   (6,749,588)
   Annuity Benefit Payments                  --            --        (4,170)       (4,230)         (421)         (246)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net           274,890,282     8,857,734    92,613,781   (13,406,157)  (13,680,496)  (15,219,978)
   Contract Maintenance Charge          (91,064)      (70,007)      (23,516)      (15,879)      (26,046)      (29,973)
   Return Of Capital To VALIC                --            --            --            --            --            --
   Capital Contributed By VALIC              --            --            --            --            --            --
                                   ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions         312,885,611    38,256,792   138,799,469    14,154,323   (11,155,901)   (9,529,844)
                                   ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets                            354,445,576    43,917,445   143,999,876    15,650,613    (7,041,713)   (9,900,375)

Net Assets:
Beginning Of Period                 137,760,694    93,843,249    81,902,706    66,252,093    87,211,402    97,111,777
                                   ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                      $492,206,270  $137,760,694  $225,902,582  $ 81,902,706  $ 80,169,689  $ 87,211,402
                                   ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                    Janus                VALIC Company II          VALIC Company II
                                              Adviser Worldwide          Aggressive Growth          Moderate Growth
                                                    Fund                  Lifestyle Fund            Lifestyle Fund
                                         --------------------------  ------------------------  ------------------------
                                              Division 47 /(3)/             Division 48               Division 49
                                         --------------------------  ------------------------  ------------------------
                                         For the Period   For The      For The      For The      For The      For The
                                           January 1,    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                            2006 to     December 31, December 31, December 31, December 31, December 31,
                                          May 29, 2006      2005         2006         2005         2006         2005
                                         -------------- ------------ ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)           $   (136,919) $   (59,028) $  (369,385) $   477,756  $   242,661  $   259,458
   Net Realized Gains (Losses) From
     Securities Transactions                 4,517,978      (23,440)   7,429,371    2,863,638   11,078,067    5,217,702
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                             (3,813,941)   1,743,797     (340,231)     799,141   (2,895,951)      (9,680)
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                                   567,118    1,661,329    6,719,755    4,140,535    8,424,777    5,467,480
                                          ------------  -----------  -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                         1,674,132    5,153,246   10,918,948    6,889,393   19,813,653   14,483,083
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,          (1,440,076)  (2,551,524)  (4,115,290)  (2,940,535)  (9,199,048)  (5,502,540)
   Annuity Benefit Payments                       (143)        (325)          --           --         (120)          --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                          (36,266,838)  (7,573,961)   9,021,751      314,736      849,999     (302,747)
   Contract Maintenance Charge                  (3,572)     (15,701)     (20,542)     (17,263)     (31,617)     (27,695)
   Return Of Capital To VALIC                       --           --           --     (975,081)          --           --
   Capital Contributed By VALIC                     --           --           --           --           --           --
                                          ------------  -----------  -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                          (36,036,497)  (4,988,265)  15,804,867    3,271,250   11,432,867    8,650,101
                                          ------------  -----------  -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets    (35,469,379)  (3,326,936)  22,524,622    7,411,785   19,857,644   14,117,581

Net Assets:
Beginning Of Period                         35,469,379   38,796,315   43,243,245   35,831,460   76,900,635   62,783,054
                                          ------------  -----------  -----------  -----------  -----------  -----------
End Of Period                             $         --  $35,469,379  $65,767,867  $43,243,245  $96,758,279  $76,900,635
                                          ============  ===========  ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                            VALIC Company II            Vanguard Life          Vanguard Life Strategy
                                           Conservative Growth         Strategy Growth             Moderate Growth
                                             Lifestyle Fund                  Fund                       Fund
                                        ------------------------  -------------------------  --------------------------
                                               Division 50               Division 52                 Division 53
                                        ------------------------  -------------------------  --------------------------
                                          For The      For The      For The       For The      For The       For The
                                         Year Ended   Year Ended   Year Ended    Year Ended   Year Ended    Year Ended
                                        December 31, December 31, December 31,  December 31, December 31,  December 31,
                                            2006         2005         2006          2005         2006          2005
                                        ------------ ------------ ------------  ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)         $  (249,434) $   641,955  $  1,021,836  $   701,304  $  1,837,530  $  1,356,605
   Net Realized Gains (Losses) From
     Securities Transactions              3,205,714    2,515,937     3,895,451    3,132,608     4,132,038     3,214,808
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                      153,751   (1,490,639)    8,070,488      543,160     6,690,311      (226,062)
                                        -----------  -----------  ------------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                              3,110,031    1,667,253    12,987,775    4,377,072    12,659,879     4,345,351
                                        -----------  -----------  ------------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments                      6,772,988    6,034,981    16,965,778   16,351,227    18,061,209    21,508,373
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (3,790,193)  (2,436,538)   (9,466,984)  (8,355,216)  (14,040,990)  (11,070,382)
   Annuity Benefit Payments                      --           --            --         (668)         (528)         (501)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                   185,624      286,982     3,957,735      116,535       430,301     1,139,744
   Contract Maintenance Charge               (8,994)      (8,361)      (26,496)     (25,406)      (34,292)      (32,447)
   Return Of Capital To VALIC                    --   (1,055,656)           --           --            --            --
   Capital Contributed By VALIC                  --           --            --           --            --            --
                                        -----------  -----------  ------------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         3,159,425    2,821,408    11,430,033    8,086,472     4,415,700    11,544,787
                                        -----------  -----------  ------------  -----------  ------------  ------------
Total Increase (Decrease) In Net Assets   6,269,456    4,488,661    24,417,808   12,463,544    17,075,579    15,890,138

Net Assets:
Beginning Of Period                      32,988,480   28,499,819    84,695,757   72,232,213   105,408,028    89,517,890
                                        -----------  -----------  ------------  -----------  ------------  ------------
End Of Period                           $39,257,936  $32,988,480  $109,113,565  $84,695,757  $122,483,607  $105,408,028
                                        ===========  ===========  ============  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                     Vanguard LifeStrategy             Evergreen                     Evergreen
                                      Conservative Growth           Special Values               Fundamental Large
                                             Fund                        Fund                        Cap Fund
                                   ------------------------  ----------------------------  ----------------------------
                                          Division 54              Division 55 /(3)/             Division 56 /(3)/
                                   ------------------------  ----------------------------  ----------------------------
                                     For The      For The    For the Period    For The     For the Period    For The
                                    Year Ended   Year Ended  January 1, 2006  Year Ended   January 1, 2006  Year Ended
                                   December 31, December 31,   to May 29,    December 31,    to May 29,    December 31,
                                       2006         2005          2006           2005           2006           2005
                                   ------------ ------------ --------------- ------------  --------------- ------------
Operations:
   Net Investment Income (Loss)    $   879,966  $   685,343   $  (1,350,618) $   (149,151)  $    (531,538) $   (813,423)
   Net Realized Gains (Losses)
     From Securities Transactions    1,428,299    1,053,398      59,050,349    41,549,906       8,282,245     9,559,332
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period               1,479,567     (420,518)    (26,218,508)  (17,241,431)     (3,551,528)      759,565
                                   -----------  -----------   -------------  ------------   -------------  ------------
Increase (Decrease) In Net Assets
  From Operations                    3,787,832    1,318,223      31,481,223    24,159,324       4,199,179     9,505,474
                                   -----------  -----------   -------------  ------------   -------------  ------------
Principal Transactions:
   Purchase Payments                 4,574,035    7,896,966      24,136,427    48,768,225      15,946,121    32,939,678
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (5,153,866)  (3,732,452)    (10,572,485)  (18,997,871)     (3,728,304)   (5,720,697)
   Annuity Benefit Payments                 --           --         (10,133)      (14,013)             --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net              451,413     (432,995)   (354,331,101)   31,035,100    (181,032,939)   26,727,822
   Contract Maintenance Charge         (12,073)     (12,399)        (20,847)      (73,887)        (21,848)      (72,704)
   Return Of Capital To VALIC               --           --              --            --              --            --
   Capital Contributed By VALIC             --           --              --            --              --            --
                                   -----------  -----------   -------------  ------------   -------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions           (140,491)   3,719,120    (340,798,139)   60,717,554    (168,836,970)   53,874,099
                                   -----------  -----------   -------------  ------------   -------------  ------------
Total Increase (Decrease) In Net
  Assets                             3,647,341    5,037,343    (309,316,916)   84,876,878    (164,637,791)   63,379,573

Net Assets:
Beginning Of Period                 42,093,825   37,056,482     309,316,916   224,440,038     164,637,791   101,258,218
                                   -----------  -----------   -------------  ------------   -------------  ------------
End Of Period                      $45,741,166  $42,093,825   $          --  $309,316,916   $          --  $164,637,791
                                   ===========  ===========   =============  ============   =============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                  Evergreen               VALIC Company II           VALIC Company II
                                                Equity Income                 Core Bond               Strategic Bond
                                                    Fund                        Fund                       Fund
                                        ----------------------------  ------------------------  --------------------------
                                              Division 57 /(3)/              Division 58                Division 59
                                        ----------------------------  ------------------------  --------------------------
                                        For the Period    For The       For The      For The      For The       For The
                                        January 1, 2006  Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                          to May 29,    December 31,  December 31, December 31, December 31,  December 31,
                                             2006           2005          2006         2005         2006          2005
                                        --------------- ------------  ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)          $    (38,982)  $    183,528  $ 1,967,221  $ 1,623,332  $  6,323,289  $  4,303,227
   Net Realized Gains (Losses) From
     Securities Transactions                  936,102      5,316,474      (21,341)    (343,005)    3,573,934     3,160,013
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                        172,557     (4,338,481)     936,506     (458,759)    4,308,912    (2,257,558)
                                         ------------   ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                1,069,677      1,161,521    2,882,386      821,568    14,206,135     5,205,682
                                         ------------   ------------  -----------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments                        1,362,209      7,953,975    4,785,320    8,583,588    40,136,862    31,077,766
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                            (912,386)    (2,367,371)  (5,771,109)  (3,761,763)  (14,538,568)   (8,318,749)
   Annuity Benefit Payments                        --             --       (1,359)      (1,324)         (721)         (347)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                 (26,283,973)   (41,408,750)  31,216,856    5,954,566    39,832,414    27,639,483
   Contract Maintenance Charge                 (2,766)       (25,351)     (14,182)     (12,309)      (40,099)      (33,252)
   Return Of Capital To VALIC                      --             --           --           --            --            --
   Capital Contributed By VALIC                    --             --           --           --            --            --
                                         ------------   ------------  -----------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (25,836,916)   (35,847,497)  30,215,526   10,762,758    65,389,888    50,364,901
                                         ------------   ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net Assets   (24,767,239)   (34,685,976)  33,097,912   11,584,326    79,596,023    55,570,583

Net Assets:
Beginning Of Period                        24,767,239     59,453,215   53,783,589   42,199,263   147,857,188    92,286,605
                                         ------------   ------------  -----------  -----------  ------------  ------------
End Of Period                            $         --   $ 24,767,239  $86,881,501  $53,783,589  $227,453,211  $147,857,188
                                         ============   ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                             VALIC Company II                                            AIM Large
                                             High Yield Bond                  Janus                      Cap Growth
                                                   Fund                        Fund                         Fund
                                        -------------------------  ---------------------------  ---------------------------
                                               Division 60              Division 61 /(3)/            Division 62 /(3)/
                                        -------------------------  ---------------------------  ---------------------------
                                          For The       For The    For the Period    For The    For the Period    For The
                                         Year Ended    Year Ended  January 1, 2006  Year Ended  January 1, 2006  Year Ended
                                        December 31,  December 31,   to May 29,    December 31,   to May 29,    December 31,
                                            2006          2005          2006           2005          2006           2005
                                        ------------  ------------ --------------- ------------ --------------- ------------
Operations:
   Net Investment Income (Loss)         $  4,834,859  $ 3,686,469   $   (197,776)  $  (448,129)  $    (75,732)  $  (153,660)
   Net Realized Gains (Losses) From
     Securities Transactions               4,484,859    2,027,036      6,570,703        53,336      2,411,870       711,981
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     1,635,701     (951,221)    (5,660,371)    1,797,050     (2,479,134)      480,093
                                        ------------  -----------   ------------   -----------   ------------   -----------
Increase (Decrease) In Net Assets From
  Operations                              10,955,419    4,762,284        712,556     1,402,257       (142,996)    1,038,414
                                        ------------  -----------   ------------   -----------   ------------   -----------
Principal Transactions:
   Purchase Payments                      15,974,022   13,407,939      2,784,559     7,288,359        129,687     2,661,479
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (10,790,160)  (6,205,067)    (1,771,748)   (3,761,032)      (662,778)   (1,247,900)
   Annuity Benefit Payments                     (254)        (244)          (106)         (158)          (277)         (624)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                 24,802,619    2,507,496    (52,351,367)   (9,051,726)   (17,887,933)      225,987
   Contract Maintenance Charge               (28,092)     (25,992)        (5,557)      (24,395)        (1,738)       (7,059)
   Return Of Capital To VALIC                     --           --             --            --             --            --
   Capital Contributed By VALIC                   --           --             --            --             --            --
                                        ------------  -----------   ------------   -----------   ------------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         29,958,135    9,684,132    (51,344,219)   (5,548,952)   (18,423,039)    1,631,883
                                        ------------  -----------   ------------   -----------   ------------   -----------
Total Increase (Decrease) In Net Assets   40,913,554   14,446,416    (50,631,663)   (4,146,695)   (18,566,035)    2,670,297

Net Assets:
Beginning Of Period                       82,226,829   67,780,413     50,631,663    54,778,358     18,566,035    15,895,738
                                        ------------  -----------   ------------   -----------   ------------   -----------
End Of Period                           $123,140,383  $82,226,829   $         --   $50,631,663   $         --   $18,566,035
                                        ============  ===========   ============   ===========   ============   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                             Credit Suisse                  MSIF Trust                    Evergreen
                                            Small Cap Growth              Mid Cap Growth                Special Equity
                                                  Fund                       Portfolio                       Fund
                                      ---------------------------  ----------------------------  ---------------------------
                                           Division 63 /(3)/             Division 64 /(3)/            Division 65 /(3)/
                                      ---------------------------  ----------------------------  ---------------------------
                                      For the Period    For The    For the Period    For The     For the Period    For The
                                      January 1, 2006  Year Ended  January 1, 2006  Year Ended   January 1, 2006  Year Ended
                                        to May 29,    December 31,   to May 29,    December 31,    to May 29,    December 31,
                                           2006           2005          2006           2005           2006           2005
                                      --------------- ------------ --------------- ------------  --------------- ------------
Operations:
   Net Investment Income (Loss)        $   (228,855)  $  (512,453)  $    (516,248) $   (808,718)  $   (183,844)  $  (394,672)
   Net Realized Gains (Losses)
     From Securities Transactions         5,109,289     2,773,661      29,590,378     3,986,222      6,889,108     1,383,601
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                   (2,710,278)   (4,604,625)    (25,526,791)   11,151,392     (4,802,740)    1,466,908
                                       ------------   -----------   -------------  ------------   ------------   -----------
Increase (Decrease) In Net Assets
  From Operations                         2,170,156    (2,343,417)      3,547,339    14,328,896      1,902,524     2,455,837
                                       ------------   -----------   -------------  ------------   ------------   -----------
Principal Transactions:
   Purchase Payments                      3,360,043     9,059,364       8,399,788    14,467,654      1,474,104     8,322,374
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                        (2,072,415)   (3,847,411)     (3,843,880)   (5,830,009)    (2,012,047)   (3,289,666)
   Annuity Benefit Payments                    (121)         (160)           (672)         (709)          (135)       (1,067)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net               (54,245,605)   (9,822,513)   (123,879,585)   22,342,495    (46,286,264)   (6,736,939)
   Contract Maintenance Charge               (3,922)      (16,132)         (6,540)      (20,700)        (3,672)      (15,202)
   Return Of Capital To VALIC                    --            --              --            --             --            --
   Capital Contributed By VALIC                  --            --              --            --             --            --
                                       ------------   -----------   -------------  ------------   ------------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                       (52,962,020)   (4,626,852)   (119,330,889)   30,958,731    (46,828,014)   (1,720,500)
                                       ------------   -----------   -------------  ------------   ------------   -----------
Total Increase (Decrease) In Net
  Assets                                (50,791,864)   (6,970,269)   (115,783,550)   45,287,627    (44,925,490)      735,337

Net Assets:
Beginning Of Period                      50,791,864    57,762,133     115,783,550    70,495,923     44,925,490    44,190,153
                                       ------------   -----------   -------------  ------------   ------------   -----------
End Of Period                          $         --   $50,791,864   $          --  $115,783,550   $         --   $44,925,490
                                       ============   ===========   =============  ============   ============   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                                SIT                          SIT
                                         Small Cap Growth               Mid Cap Growth                   Ariel
                                               Fund                          Fund                         Fund
                                   ----------------------------  ---------------------------  ---------------------------
                                         Division 66 /(3)/            Division 67 /(3)/               Division 68
                                   ----------------------------  ---------------------------  ---------------------------
                                   For the Period    For The     For the Period  For The Year    For The       For The
                                   January 1, 2006  Year Ended   January 1, 2006    Ended       Year Ended    Year Ended
                                     to May 29,    December 31,    to May 29,    December 31,  December 31,  December 31,
                                        2006           2005           2006           2005          2006          2005
                                   --------------- ------------  --------------- ------------ -------------  ------------
Operations:
   Net Investment Income (Loss)     $    (556,002) $   (890,353)  $   (122,742)  $  (214,038) $  (5,132,652) $ (3,711,194)
   Net Realized Gains (Losses)
     From Securities Transactions      34,693,466     3,097,591      6,158,656     1,842,375     67,891,300    57,365,445
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                (26,287,925)   12,863,112     (5,761,532)    1,414,124    (15,446,849)  (53,117,542)
                                    -------------  ------------   ------------   -----------  -------------  ------------
Increase (Decrease) In Net Assets
  From Operations                       7,849,539    15,070,350        274,382     3,042,461     47,311,799       536,709
                                    -------------  ------------   ------------   -----------  -------------  ------------
Principal Transactions:
   Purchase Payments                    9,160,849    15,023,246      1,646,029     3,135,134     78,810,412    96,429,558
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                      (4,250,509)   (6,449,270)    (1,289,404)   (1,623,251)   (51,146,855)  (40,983,981)
   Annuity Benefit Payments                  (114)         (235)          (203)         (263)       (41,142)      (36,804)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                             (138,948,029)   17,763,191    (30,117,777)    3,472,541   (119,658,570)  (17,551,314)
   Contract Maintenance Charge             (8,493)      (29,867)        (1,898)       (6,743)      (158,894)     (180,970)
   Return Of Capital To VALIC                  --            --             --            --             --            --
   Capital Contributed By VALIC                --            --             --            --             --            --
                                    -------------  ------------   ------------   -----------  -------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions          (134,046,296)   26,307,065    (29,763,253)    4,977,418    (92,195,049)   37,676,489
                                    -------------  ------------   ------------   -----------  -------------  ------------
Total Increase (Decrease) In Net
  Assets                             (126,196,757)   41,377,415    (29,488,871)    8,019,879    (44,883,250)   38,213,198

Net Assets:
Beginning Of Period                   126,196,757    84,819,342     29,488,871    21,468,992    565,973,907   527,760,709
                                    -------------  ------------   ------------   -----------  -------------  ------------
End Of Period                       $          --  $126,196,757   $         --   $29,488,871  $ 521,090,657  $565,973,907
                                    =============  ============   ============   ===========  =============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                                   Ariel                   Lou Holland                Dreyfus BASIC
                                               Appreciation                  Growth             U.S. Mortgage Securities
                                                   Fund                       Fund                        Fund
                                        --------------------------  ------------------------  ----------------------------
                                                Division 69                Division 70              Division 71 /(3)/
                                        --------------------------  ------------------------  ----------------------------
                                          For The       For The       For The      For The    For the Period    For The
                                         Year Ended    Year Ended    Year Ended   Year Ended  January 1, 2006  Year Ended
                                        December 31,  December 31,  December 31, December 31,   to May 29,    December 31,
                                            2006          2005          2006         2005          2006           2005
                                        ------------  ------------  ------------ ------------ --------------- ------------
Operations:
   Net Investment Income (Loss)         $ (3,647,010) $ (2,881,134) $  (425,708) $  (316,741)  $  1,174,334   $  2,858,676
   Net Realized Gains (Losses) From
     Securities Transactions              52,341,971    32,585,478    2,110,328    1,859,242     (4,739,419)      (843,645)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                   (12,576,769)  (21,194,291)     572,744   (2,131,404)     2,757,006        232,137
                                        ------------  ------------  -----------  -----------   ------------   ------------
Increase (Decrease) In Net Assets From
  Operations                              36,118,192     8,510,053    2,257,364     (588,903)      (808,079)     2,247,168
                                        ------------  ------------  -----------  -----------   ------------   ------------
Principal Transactions:
   Purchase Payments                      51,570,472    63,989,850    5,824,909    4,980,034      4,744,765     13,511,616
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (40,593,497)  (33,186,296)  (4,347,402)  (2,852,399)    (3,599,646)    (7,778,615)
   Annuity Benefit Payments                  (61,665)      (49,318)      (1,524)        (736)        (2,569)        (2,812)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                (91,011,267)  (38,720,404)  16,232,089   (2,748,291)   (87,853,954)   (17,186,203)
   Contract Maintenance Charge              (130,622)     (152,907)      (7,006)      (8,383)        (7,431)       (33,845)
   Return Of Capital To VALIC                     --            --           --           --             --             --
   Capital Contributed By VALIC                   --            --           --           --             --             --
                                        ------------  ------------  -----------  -----------   ------------   ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                        (80,226,579)   (8,119,075)  17,701,066     (629,775)   (86,718,835)   (11,489,859)
                                        ------------  ------------  -----------  -----------   ------------   ------------
Total Increase (Decrease) In Net Assets  (44,108,387)      390,978   19,958,430   (1,218,678)   (87,526,914)    (9,242,691)

Net Assets:
Beginning Of Period                      433,185,941   432,794,963   32,606,029   33,824,707     87,526,914     96,769,605
                                        ------------  ------------  -----------  -----------   ------------   ------------
End Of Period                           $389,077,554  $433,185,941  $52,564,459  $32,606,029   $         --   $ 87,526,914
                                        ============  ============  ===========  ===========   ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                             VALIC Company I            VALIC Company I             VALIC Company I
                                            Blue Chip Growth            Health Sciences                  Value
                                                  Fund                       Fund                        Fund
                                        ------------------------  --------------------------  --------------------------
                                               Division 72                Division 73                 Division 74
                                        ------------------------  --------------------------  --------------------------
                                        For The Year For The Year For The Year  For The Year  For The Year  For The Year
                                           Ended        Ended        Ended         Ended         Ended         Ended
                                        December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                            2006         2005         2006          2005          2006          2005
                                        ------------ ------------ ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)         $  (499,920) $  (393,018) $ (1,789,335) $ (1,535,111) $     37,346  $    145,871
   Net Realized Gains (Losses) From
     Securities Transactions              2,269,050    1,954,326    32,013,459    12,386,648    19,950,936     2,822,187
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                    4,650,944    1,022,423   (17,594,711)    7,789,966    (4,512,867)       17,760
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                              6,420,074    2,583,731    12,629,413    18,641,503    15,475,415     2,985,818
                                        -----------  -----------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments                     13,324,033    8,310,308    25,262,134    23,713,031    22,064,577    10,831,836
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (6,730,315)  (4,020,924)  (16,676,712)  (12,613,778)   (8,436,849)   (2,515,393)
   Annuity Benefit Payments                  (1,456)        (390)       (5,323)       (3,761)           --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                18,863,675    4,007,541   (14,410,790)  (13,731,810)  (93,109,175)  124,983,701
   Contract Maintenance Charge              (16,081)     (14,856)      (56,098)      (58,835)      (54,295)      (36,580)
   Return Of Capital To VALIC                    --   (2,445,623)           --            --   (12,946,909)           --
   Capital Contributed By VALIC                  --           --            --            --            --            --
                                        -----------  -----------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                        25,439,856    5,836,056    (5,886,789)   (2,695,153)  (92,482,651)  133,263,564
                                        -----------  -----------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets  31,859,930    8,419,787     6,742,624    15,946,350   (77,007,236)  136,249,382

Net Assets:
Beginning Of Period                      57,684,576   49,264,789   179,387,021   163,440,671   155,197,926    18,948,544
                                        -----------  -----------  ------------  ------------  ------------  ------------
End Of Period                           $89,544,506  $57,684,576  $186,129,645  $179,387,021  $ 78,190,690  $155,197,926
                                        ===========  ===========  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                          VALIC Company I               VALIC Company I              VALIC Company I
                                          Broad Cap Value                Large Cap Core            Inflation Protected
                                               Fund                           Fund                        Fund
                                   ----------------------------  -----------------------------  ------------------------
                                         Division 75 /(2)/             Division 76 /(2)/               Division 77
                                   ----------------------------  -----------------------------  ------------------------
                                     For The     For the Period    For The      For the Period    For The      For The
                                    Year Ended  December 5, 2005  Year Ended   December 5, 2005  Year Ended   Year Ended
                                   December 31, to December 31,  December 31,  to December 31,  December 31, December 31,
                                       2006           2005           2006            2005           2006         2005
                                   ------------ ---------------- ------------  ---------------- ------------ ------------
Operations:
   Net Investment Income (Loss)    $   130,347     $    4,356    $    169,652     $    2,527    $   433,801  $   533,315
   Net Realized Gains (Losses)
     From Securities Transactions      187,037             --         239,745             --       (216,367)      16,040
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period               2,978,524        (12,522)      7,344,741        (37,530)      (273,565)    (340,284)
                                   -----------     ----------    ------------     ----------    -----------  -----------
Increase (Decrease) In Net Assets
  From Operations                    3,295,908         (8,166)      7,754,138        (35,003)       (56,131)     209,071
                                   -----------     ----------    ------------     ----------    -----------  -----------
Principal Transactions:
   Purchase Payments                 1,995,521             --      15,815,981             --      1,991,115    2,447,116
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (1,450,717)            --      (4,437,363)            --     (1,369,795)    (470,229)
   Annuity Benefit Payments                 --             --              --             --             --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net           22,437,911             --      82,429,858             --       (540,203)   9,202,570
   Contract Maintenance Charge          (6,587)            --         (66,693)            --         (2,545)      (1,582)
   Return Of Capital To VALIC         (128,223)            --      (2,500,012)            --       (249,652)          --
   Capital Contributed By VALIC             --      2,500,000              --      2,500,000             --           --
                                   -----------     ----------    ------------     ----------    -----------  -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions         22,847,905      2,500,000      91,241,771      2,500,000       (171,080)  11,177,875
                                   -----------     ----------    ------------     ----------    -----------  -----------
Total Increase (Decrease) In Net
  Assets                            26,143,813      2,491,834      98,995,909      2,464,997       (227,211)  11,386,946

Net Assets:
Beginning Of Period                  2,491,834             --       2,464,997             --     16,389,348    5,002,402
                                   -----------     ----------    ------------     ----------    -----------  -----------
End Of Period                      $28,635,647     $2,491,834    $101,460,906     $2,464,997    $16,162,137  $16,389,348
                                   ===========     ==========    ============     ==========    ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                          VALIC Company I               VALIC Company I               AIG SunAmerica
                                            VALIC Ultra            Large Capital Growth Fund       2010 High Watermark
                                                Fund                          Fund                         Fund
                                  -------------------------------  -------------------------- -----------------------------
                                         Division 78 /(2)/                Division 79               Division 80 /(1)/
                                  -------------------------------  -------------------------- -----------------------------
                                     For The       For the Period    For The       For The      For The     For the Period
                                    Year Ended    December 5, 2005  Year Ended    Year Ended   Year Ended  February 18, 2005
                                   December 31,   to December 31,  December 31,  December 31, December 31,  to December 31,
                                       2006             2005           2006          2005         2006           2005
                                  --------------  ---------------- ------------  ------------ ------------ -----------------
Operations:
   Net Investment Income
     (Loss)                       $   (6,108,328)    $       --    $ (1,933,194) $    18,952  $   602,267     $   367,816
   Net Realized Gains (Losses)
     From Securities
     Transactions                     (6,569,770)            --       1,814,508           --    1,282,169         141,380
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period                           19,816,216        (52,500)     37,115,069      489,857     (418,952)       (220,989)
                                  --------------     ----------    ------------  -----------  -----------     -----------
Increase (Decrease) In Net Assets
  From Operations                      7,138,118        (52,500)     36,996,383      508,809    1,465,484         288,207
                                  --------------     ----------    ------------  -----------  -----------     -----------
Principal Transactions:
   Purchase Payments                  56,184,050             --      26,572,670           --    4,694,148       8,660,296
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals,                (69,600,123)            --     (36,695,808)          --   (2,386,389)       (411,006)
   Annuity Benefit Payments              (12,037)            --          (4,749)          --           --              --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                           1,068,529,746             --     557,222,180           --   (1,153,833)     16,355,683
   Contract Maintenance
     Charge                             (327,764)            --        (174,101)          --       (7,620)         (4,684)
   Return Of Capital To VALIC         (2,211,588)            --     (10,299,117)          --           --              --
   Capital Contributed By
     VALIC                                    --      2,500,000              --           --           --              --
                                  --------------     ----------    ------------  -----------  -----------     -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        1,052,562,284      2,500,000     536,621,075           --    1,146,306      24,600,289
                                  --------------     ----------    ------------  -----------  -----------     -----------
Total Increase (Decrease) In Net
  Assets                           1,059,700,402      2,447,500     573,617,458      508,809    2,611,790      24,888,496

Net Assets:
Beginning Of Period                    2,447,500             --      10,589,877   10,081,068   24,888,496              --
                                  --------------     ----------    ------------  -----------  -----------     -----------
End Of Period                     $1,062,147,902     $2,447,500    $584,207,335  $10,589,877  $27,500,286     $24,888,496
                                  ==============     ==========    ============  ===========  ===========     ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                           AIG SunAmerica                 AIG SunAmerica              VALIC Company I
                                        2015 High Watermark            2020 High Watermark        Mid Cap Strategic Growth
                                                Fund                           Fund                         Fund
                                   -----------------------------  -----------------------------  --------------------------
                                         Division 81 /(1)/              Division 82 /(1)/               Division 83
                                   -----------------------------  -----------------------------  --------------------------
                                     For The     For the Period     For The     For the Period     For The       For The
                                    Year Ended  February 18, 2005  Year Ended  February 18, 2005  Year Ended    Year Ended
                                   December 31,  to December 31,  December 31,  to December 31,  December 31,  December 31,
                                       2006           2005            2006           2005            2006          2005
                                   ------------ ----------------- ------------ ----------------- ------------  ------------
Operations:
   Net Investment Income (Loss)    $   553,174     $   251,351    $   239,726     $   93,222     $ (1,676,424) $        --
   Net Realized Gains (Losses)
     From Securities Transactions    1,837,925         180,261        821,389         63,088       (1,525,355)          --
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                (268,956)         52,516       (140,001)        64,355        5,391,674    1,320,203
                                   -----------     -----------    -----------     ----------     ------------  -----------
Increase (Decrease) In Net Assets
  From Operations                    2,122,143         484,128        921,114        220,665        2,189,895    1,320,203
                                   -----------     -----------    -----------     ----------     ------------  -----------
Principal Transactions:
   Purchase Payments                 4,430,046       6,663,313      2,117,062      3,337,959       19,232,925           --
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (1,338,453)       (318,068)      (469,920)       (35,456)     (19,356,295)          --
   Annuity Benefit Payments                 --              --             --             --           (2,562)          --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                             1,277,678      12,363,858        848,921      3,835,586      305,906,368           --
   Contract Maintenance Charge          (6,083)         (2,926)        (3,983)        (1,439)         (98,347)          --
   Return Of Capital To VALIC               --              --             --             --      (11,071,713)          --
   Capital Contributed By VALIC             --              --             --             --               --           --
                                   -----------     -----------    -----------     ----------     ------------  -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions          4,363,188      18,706,177      2,492,080      7,136,650      294,610,376           --
                                   -----------     -----------    -----------     ----------     ------------  -----------
Total Increase (Decrease) In Net
  Assets                             6,485,331      19,190,305      3,413,194      7,357,315      296,800,271    1,320,203

Net Assets:
Beginning Of Period                 19,190,305              --      7,357,315             --       11,421,755   10,101,552
                                   -----------     -----------    -----------     ----------     ------------  -----------
End Of Period                      $25,675,636     $19,190,305    $10,770,509     $7,357,315     $308,222,026  $11,421,755
                                   ===========     ===========    ===========     ==========     ============  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                         VALIC Company I                                                VALIC Company I
                                     Small Cap Special Values           VALIC Company I           Small Cap Aggressive Growth
                                               Fund              Small Cap Strategic Growth Fund             Fund
                                  -----------------------------  -----------------------------   ----------------------------
                                        Division 84 /(2)/              Division 85 /(2)/               Division 86 /(2)/
                                  -----------------------------  -----------------------------   ----------------------------
                                    For The      For the Period    For The       For the Period    For The     For the Period
                                   Year Ended   December 5, 2005  Year Ended    December 5, 2005  Year Ended  December 5, 2005
                                  December 31,  to December 31,  December 31,   to December 31,  December 31, to December 31,
                                      2006            2005           2006             2005           2006           2005
                                  ------------  ---------------- ------------   ---------------- ------------ ----------------
Operations:
   Net Investment Income
     (Loss)                       $      7,642     $    5,764    $   (988,460)     $       --    $  (290,923)    $       --
   Net Realized Gains (Losses)
     From Securities
     Transactions                    1,616,131             --      (1,581,064)             --       (982,827)            --
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period                         27,746,339        (90,035)      3,763,585         (10,000)        48,374        (47,500)
                                  ------------     ----------    ------------      ----------    -----------     ----------
Increase (Decrease) In Net Assets
  From Operations                   29,370,112        (84,271)      1,194,061         (10,000)    (1,225,376)       (47,500)
                                  ------------     ----------    ------------      ----------    -----------     ----------
Principal Transactions:
   Purchase Payments                30,940,490             --      14,226,470              --      4,198,623             --
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals,              (19,589,783)            --      (9,788,292)             --     (2,770,638)            --
   Annuity Benefit Payments            (16,469)            --            (343)             --           (160)            --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                           337,661,726             --     162,069,870              --     49,279,395             --
   Contract Maintenance
     Charge                            (60,749)            --         (33,287)             --        (10,554)            --
   Return Of Capital To
     VALIC                          (5,144,994)            --      (2,421,053)             --     (2,335,189)            --
   Capital Contributed By
     VALIC                                  --      5,000,000              --       2,500,000             --      2,500,000
                                  ------------     ----------    ------------      ----------    -----------     ----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        343,790,221      5,000,000     164,053,365       2,500,000     48,361,477      2,500,000
                                  ------------     ----------    ------------      ----------    -----------     ----------
Total Increase (Decrease) In Net
  Assets                           373,160,333      4,915,729     165,247,426       2,490,000     47,136,101      2,452,500

Net Assets:
Beginning Of Period                  4,915,729             --       2,490,000              --      2,452,500             --
                                  ------------     ----------    ------------      ----------    -----------     ----------
End Of Period                     $378,076,062     $4,915,729    $167,737,426      $2,490,000    $49,588,601     $2,452,500
                                  ============     ==========    ============      ==========    ===========     ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                 VALIC Company I Global Equity  VALIC Company I Global Strategy VALIC Company I Foreign Value
                                              Fund                           Fund                            Fund
                                 ------------------------------ ------------------------------  ------------------------------
                                       Division 87 /(2)/              Division 88 /(2)/               Division 89 /(2)/
                                 ------------------------------ ------------------------------  ------------------------------
                                   For The      For the Period    For The       For the Period    For The      For the Period
                                  Year Ended   December 5, 2005  Year Ended    December 5, 2005  Year Ended   December 5, 2005
                                 December 31,  to December 31,  December 31,   to December 31,  December 31,  to December 31,
                                     2006            2005           2006             2005           2006            2005
                                 ------------  ---------------- ------------   ---------------- ------------  ----------------
Operations:
   Net Investment Income
     (Loss)                      $  3,080,665     $    1,903    $  3,588,808      $    4,532    $  4,587,611     $      792
   Net Realized Gains
     (Losses) From Securities
     Transactions                   2,227,387             --       3,692,302              --       2,359,954             --
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period                    44,356,845          4,985      38,168,310          65,009      87,396,743         24,998
                                 ------------     ----------    ------------      ----------    ------------     ----------
Increase (Decrease) In Net
  Assets From Operations           49,664,897          6,888      45,449,420          69,541      94,344,308         25,790
                                 ------------     ----------    ------------      ----------    ------------     ----------
Principal Transactions:
   Purchase Payments               19,245,520             --      23,167,987              --      45,611,271             --
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,                 (25,217,652)            --     (26,711,581)             --     (41,797,209)            --
   Annuity Benefit Payments            (5,290)            --         (12,628)             --          (5,198)            --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General
     Account, Net                 388,532,683             --     402,396,362              --     748,010,554             --
   Contract Maintenance
     Charge                          (100,084)            --         (70,953)             --        (117,173)            --
   Return Of Capital To
     VALIC                         (2,697,928)            --      (5,465,867)             --      (2,715,718)            --
   Capital Contributed By
     VALIC                                 --      2,500,000              --       5,000,000              --      2,500,000
                                 ------------     ----------    ------------      ----------    ------------     ----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions       379,757,249      2,500,000     393,303,320       5,000,000     748,986,527      2,500,000
                                 ------------     ----------    ------------      ----------    ------------     ----------
Total Increase (Decrease) In Net
  Assets                          429,422,146      2,506,888     438,752,740       5,069,541     843,330,835      2,525,790

Net Assets:
Beginning Of Period                 2,506,888             --       5,069,541              --       2,525,790             --
                                 ------------     ----------    ------------      ----------    ------------     ----------
End Of Period                    $431,929,034     $2,506,888    $443,822,281      $5,069,541    $845,856,625     $2,525,790
                                 ============     ==========    ============      ==========    ============     ==========

--------
/(1)/ Funds commenced operations on February 18, 2005.
/(2)/ Funds commenced operations on December 5, 2005.
/(3)/ Funds were closed as of May 29, 2006.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

1. Organization

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products:
Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and
Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

On January 1, 2005, the VALIC Company I Mid Capital Growth Fund changed from Division 75 to Division 83 and the VALIC Company I Large Capital Growth Fund changed from Division 76 to Division 79.

As of February 18, 2005, the SunAmerica 2010 High Watermark Fund, the SunAmerica 2015 High Watermark Fund and the SunAmerica 2020 High Watermark Fund were added.

Effective August 1, 2005, the Evergreen Growth & Income Fund changed its name to the Evergreen Fundamental Large Cap Fund. Effective September 19, 2005, the VALIC Company I Mid Capital Growth Fund changed its name to the VALIC Company I Mid Cap Strategic Growth Fund.

As of December 5, 2005, the VALIC Company I Broad Cap Value Fund, the VALIC Company I Large Cap Core Fund, the VALIC Company I VALIC Ultra Fund, the VALIC Company I Small Cap Special Values Fund, the VALIC Company I Small Cap Strategic Growth Fund, the VALIC Company I Small Cap Aggressive Growth Fund, the VALIC Company I Global Equity Fund, the VALIC Company I Global Strategy Fund and the VALIC Company I Foreign Value Fund were added.

Effective May 30, 2006 the VALIC Company I Income & Growth Fund changed its name to the VALIC Company I Core Value Fund.

The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

VALIC filed an application with the SEC and was granted approval to replace certain Variable Account Options offered in Portfolio Director in a process called a "Fund Substitution". Effective on the close of business on May 26, 2006, VALIC moved the Separate Account assets from the Funds listed below as "Replaced Funds" into the Funds listed below as "Replacement Funds".

             Replaced Fund                        Replacement Fund
 -------------------------------------  --------------------------------------
 Evergreen Equity Income Fund           Broad Cap Value Income Fund (Division
   (Division 57)                        75)
 Evergreen Fundamental Large Cap Fund   Large Cap Core Fund (Division 76)
   (Division 56)
 American Century Ultra Fund
   (Division 31)
 Large Cap Growth Fund (Division 30)    VALIC Ultra Fund (Division 78)
 AIM Large Cap Cap Growth Fund
   (Division 62)
 Janus Fund (Division 61)               Large Capital Growth Fund (Division
                                        79)
 Putnam New Opportunities Fund
   (Division 26)
 MSIF Trust Mid Cap Growth Fund
   (Division 64)
 Putnam OTC & Emerging Growth Fund      Mid Cap Strategic Growth Fund
   (Division 27)                        (Division 83)
 SIT Mid Cap Growth Fund (Division 67)
 Evergreen Special Values Fund          Small Cap Special Values Fund
   (Division 55)                        (Division 84)
 SIT Small Cap Growth Fund (Division    Small Cap Strategic Growth Fund
   66)                                  (Division 85)
 Evergreen Special Equity Fund
   (Division 55)
 Credit Suisse Small Cap Growth Fund    Small Cap Aggressive Growth Fund
   (Division 63)                        (Division 86)
 Janus Adviser Worldwide Fund
   (Division 47)
 Putnam Global Equity Fund (Division    Global Equity Fund (Division 87)
   28)
 Templeton Global Asset Allocation      Global Strategy Fund (Division 88)
   Fund (Division 19)
 Templeton Foreign Fund (Division 32)   Foreign Value Fund (Division 89)
 Dreyfus BASIC U.S. Mortgage            Capital Conservation Fund (Division 7)
   Securities Fund (Division 71)

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

 VALIC Company I Funds

 Capital Conservation Fund (Division 1
   and 7)                               Nasdaq-100(R) Index Fund (Division 46)
 Money Market I Fund (Division 2 and 6) Blue Chip Growth Fund (Division 72)
 Mid Cap Index Fund (Division 4)        Health Sciences Fund (Division 73)
 Asset Allocation Fund (Division 5)     Value Fund (Division 74)
 Government Securities Fund (Division   Broad Cap Value Income Fund (Division
   8)                                   75)
 Stock Index Fund (Divisions 10A, B,    Large Cap Core Fund (Division 76)
   C, and D)                            Inflation Protected Fund (Division 77)
 International Equities Fund (Division  VALIC Ultra Fund (Division 78)
   11)                                  Large Capital Growth Fund (Division
 Social Awareness Fund (Division 12)    79)
 International Government Bond Fund     Mid Cap Strategic Growth Fund
   (Division 13)                        (Division 83)
 Small Cap Index Fund (Division 14)     Small Cap Special Values Fund
 Core Equity Fund (Division 15)         (Division 84)
 Growth & Income Fund (Division 16)     Small Cap Strategic Growth Fund
 Science & Technology Fund (Division    (Division 85)
   17)                                  Small Cap Aggressive Growth Fund
 Small Cap Fund (Division 18)           (Division 86)
 International Growth I Fund (Division  Global Equity Fund (Division 87)
   20)                                  Global Strategy Fund (Division 88)
 Core Value Fund (Division 21)          Foreign Value Fund (Division 89)

 VALIC Company II Funds

 International Small Cap Equity Fund    Money Market II Fund (Division 44)
   (Division 33)                        Aggressive Growth Lifestyle Fund
 Small Cap Growth Fund (Division 35)    (Division 48)
 Small Cap Value Fund (Division 36)     Moderate Growth Lifestyle Fund
 Mid Cap Growth Fund (Division 37)      (Division 49)
 Mid Cap Value Fund (Division 38)       Conservative Growth Lifestyle Fund
 Capital Appreciation Fund (Division    (Division 50)
   39)                                  Core Bond Fund (Division 58)
 Large Cap Value Fund (Division 40)     Strategic Bond Fund (Division 59)
 Socially Responsible Fund (Division    High Yield Bond Fund (Division 60)
   41)


 Other Funds

 Vanguard Long-Term Investment-Grade    Ariel Fund (Division 68)
   Fund (Division 22)                   Ariel Appreciation Fund (Division 69)
 Vanguard Long-Term Treasury Fund       Lou Holland Growth Fund (Division 70)
   (Division 23)                        SunAmerica 2010 High Watermark Fund
 Vanguard Windsor II Fund (Division 24) (Division 80)
 Vanguard Wellington Fund (Division 25) SunAmerica 2015 High Watermark Fund
 Vanguard LifeStrategy Growth Fund      (Division 81)
   (Division 52)                        SunAmerica 2020 High Watermark Fund
 Vanguard LifeStrategy Moderate Growth  (Division 82)
   Fund (Division 53)
 Vanguard LifeStrategy Conservative
   Growth Fund (Division 54)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financil Statements (Continued)

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. No mortality transfers occurred during the current reporting period.

Annuity reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

Federal Income Taxes: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Mortality and Expense Risk Charge: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the statement of operations.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

 Divisions                              Risk Charges
 ---------                              -------------------------------------
 10B                                    0.85% on the first $10 million
                                        0.425% on the next $90 million
                                        0.21% on the excess over $100 million

 1, 2, 4 through 8, 10A, 10C, 10D, 11   0.60% - 1.00%
   through 18, 20, 21, 30, 33, 35
   through 41, 44 through 46, 48
   through 50, 58 through 60, 72
   through 89

 19, 22 through 28, 31, 32, 47, 52
   through 57, 61 through 71
                                        0.85% - 1.25%
 Potentia Product 4, 6, 10C, 12, 14,
   16, 17, 26 through 28, 31, 35, 39,
   47 through 50, 58, 59, 78, 79, 83,
   87                                   0.95% - 1.45%

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

 Divisions                                Expense Limitations
 ---------                                -------------------------------------
 10A                                      1.4157% on the first $359,065,787
                                          1.36% on the next $40,934,213
                                          1.32% on the excess over $400 million

 10B                                      0.6966% on the first $25,434,267
                                          0.50% on the first $74,565,733
                                          0.25% on the excess over $100 million

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

 Divisions                                                    Expense Reduction
 ---------                                                    -----------------
 22, 23, 26 through 28, 32, 33, 35 through 41, 44, 47         0.25%
 through 50,
 55 through 71
 31                                                           0.21%

Account Maintenance Charge: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $6,854,050 and $7,174,979 for the years ended December 31, 2006 and 2005, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract maintenance charge line of the statement of changes in net assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

Surrender Charge: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $7,474,099 and $7,510,509 for the years ended December 31, 2006 and 2005, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the statement of changes in net assets.

Sales and Administrative Charge: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $12,954 and $342 for the year ended December 31, 2006, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $14,479 and $513 for the year ended December 31, 2005, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the statement of changes in net assets.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

Other Matters Related to Separate Account Charges: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 75 and 77 and are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2006 consist of the following:

                                                                      Cost of     Proceeds from
Underlying Fund                                        Division   Shares Acquired  Shares Sold
---------------                                      ------------ --------------- -------------
VALIC Company I Capital Conservation Fund               1 & 7      $140,727,345   $ 50,135,135
VALIC Company I Money Market I Fund                     2 & 6       272,133,932    210,188,050
VALIC Company I Mid Cap Index Fund                        4         630,614,760    291,814,993
VALIC Company I Asset Allocation Fund                     5          38,401,343     33,684,137
VALIC Company I Government Securities Fund                8          17,430,748     31,731,490
VALIC Company I Stock Index Fund                     10A, B, C, D   686,628,468    672,600,234
VALIC Company I International Equities Fund               11        379,073,042    197,828,005
VALIC Company I Social Awareness Fund                     12         84,992,343     82,235,243
VALIC Company I International Government Bond Fund        13         32,027,460     38,630,803
VALIC Company I Small Cap Index Fund                      14        316,578,495    169,597,532
VALIC Company I Core Equity Fund                          15         38,735,063    132,455,343
VALIC Company I Growth & Income Fund                      16         13,309,631     37,183,816
VALIC Company I Science & Technology Fund                 17         86,244,089    288,617,928
VALIC Company I Small Cap Fund                            18         87,609,098    146,632,314
Templeton Global Asset Allocation Fund /(1)/              19         13,975,286    445,898,697
VALIC Company I International Growth I Fund               20        157,217,747     70,744,629
VALIC Company I Core Value Fund                           21         47,152,684     65,087,904
Vanguard LT Investment-Grade Fund                         22         65,398,873     50,186,241
Vanguard LT Treasury Fund                                 23         65,481,177    100,030,650
Vanguard Windsor II Fund                                  24        346,807,027    247,282,913
Vanguard Wellington Fund                                  25        365,234,440    214,264,161
Putnam New Opportunities Fund /(1)/                       26         14,258,470    581,678,218
Putnam OTC & Emerging Growth Fund /(1)/                   27          5,071,495    207,008,463
Putnam Global Equity Fund /(1)/                           28         10,777,822    413,980,332
VALIC Company I Large Cap Growth Fund /(1)/               30          6,348,281    340,390,590
American Century Ultra Fund /(1)/                         31         17,067,655    980,541,495
Templeton Foreign Fund /(1)/                              32         54,404,132    747,439,352
VALIC Company II International Small Cap Equity Fund      33        369,491,973     97,217,492
VALIC Company II Small Cap Growth Fund                    35         18,723,752     17,600,481
VALIC Company II Small Cap Value Fund                     36         83,801,385     19,032,673
VALIC Company II Mid Cap Growth Fund                      37         21,590,135     13,528,030
VALIC Company II Mid Cap Value Fund                       38        138,992,819     47,990,276
VALIC Company II Capital Appreciation Fund                39          2,628,231      4,322,337
VALIC Company II Large Cap Value Fund                     40        247,369,054     17,355,857
VALIC Company II Socially Responsible Fund                41        359,318,851     38,626,207
VALIC Company II Money Market II Fund                     44        233,894,930     90,548,403
VALIC Company I Nasdaq-100(R) Index Fund                  46         20,278,499     32,283,484
Janus Adviser Worldwide Fund /(1)/                        47          1,660,140     37,679,509
VALIC Company II Aggressive Growth Lifestyle Fund         48         32,832,025     10,569,742
VALIC Company II Moderate Growth Lifestyle Fund           49         42,768,510     20,391,944

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments (Continued)

                                                                 Cost of     Proceeds from
Underlying Fund                                     Division Shares Acquired  Shares Sold
---------------                                     -------- --------------- -------------
VALIC Company II Conservative Growth Lifestyle Fund    50        16,001,614     9,764,616
Vanguard LifeStrategy Growth Fund                      52        33,919,594    18,138,829
Vanguard LifeStrategy Moderate Growth Fund             53        36,990,743    24,323,179
Vanguard LifeStrategy Conservative Growth Fund         54        14,573,302    10,972,381
Evergreen Special Values Fund /(1)/                    55        43,089,242   384,727,531
Evergreen Fundamental Large Cap Fund /(1)/             56        31,535,643   200,449,662
Evergreen Equity Income Fund /(1)/                     57         1,710,751    27,539,827
VALIC Company II Core Bond Fund                        58        52,854,074    16,485,631
VALIC Company II Strategic Bond Fund                   59       100,511,118    26,415,072
VALIC Company II High Yield Bond Fund                  60        64,370,312    27,049,745
Janus Fund /(1)/                                       61         2,854,887    54,309,202
AIM Large Cap Growth Fund /(1)/                        62         5,108,714    22,474,441
Credit Suisse Small Cap Growth Fund /(1)/              63        13,991,438    67,164,639
MSIF Trust Mid Cap Growth Portfolio /(1)/              64        24,759,157   144,440,131
Evergreen Special Equity Fund /(1)/                    65         6,393,395    51,750,042
SIT Small Cap Growth Fund /(1)/                        66        21,596,114   156,042,878
SIT Mid Cap Growth Fund /(1)/                          67         5,224,030    35,006,619
Ariel Fund                                             68        90,004,754   155,759,605
Ariel Appreciation Fund                                69        66,708,909   124,554,987
Lou Holland Growth Fund                                70        36,692,579    18,693,985
Dreyfus BASIC U.S. Mortgage Securities Fund /(1)/      71         4,134,390    89,466,198
VALIC Company I Blue Chip Growth Fund                  72        41,831,656    16,929,017
VALIC Company I Health Sciences Fund                   73        61,495,738    46,685,352
VALIC Company I Value Fund                             74        78,109,219   160,077,174
VALIC Company I Broad Cap Value Fund                   75        28,467,815     5,551,074
VALIC Company I Large Cap Core Fund                    76       202,965,080   111,865,186
VALIC Company I Inflation Protected Fund               77         6,526,151     6,267,961
VALIC Company I VALIC Ultra Fund                       78     1,275,842,562   233,750,981
VALIC Company I Large Capital Growth Fund              79       650,121,070   117,821,089
AIG SunAmerica 2010 High Watermark Fund                80         9,991,164     7,080,871
AIG SunAmerica 2015 High Watermark Fund                81        12,209,744     5,690,749
AIG SunAmerica 2020 High Watermark Fund                82         5,163,080     1,676,837
VALIC Company I Mid Cap Strategic Growth Fund          83       376,708,534    84,828,989
VALIC Company I Small Cap Special Values Fund          84       410,834,039    67,589,606
VALIC Company I Small Cap Strategic Growth Fund        85       207,119,786    45,109,795
VALIC Company I Small Cap Aggressive Growth Fund       86        64,712,690    16,659,722
VALIC Company I Global Equity Fund                     87       453,567,183    72,231,685
VALIC Company I Global Strategy Fund                   88       465,412,712    68,738,718
VALIC Company I Foreign Value Fund                     89       848,460,287    99,093,613

--------
/(1)/Funds were closed as of May 29, 2006.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding

                                      VALIC                              VALIC
                                    Company I                          Company I
The accumulation units outstanding    Capital                            Capital
and analysis of the increase        Conservation                       Conservation
(decrease) in units outstanding as     Fund                               Fund
of December 31, 2006.               ------------                       ------------
                                    Division 1                         Division 7
                                    ------------                       ------------
Contracts with Mortality and
  Expense Risk Charge of:                1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/
                                    ---------                          -----------
Accumulation Unit Value             5.0557624                            2.8311854
Net Assets Attributable to
  Accumulation Units Outstanding    3,268,979                          170,943,002
                                    =========                          ===========
Accumulation Units Issued              17,448                           39,313,506
Accumulation Units Redeemed           (81,200)                         (12,062,049)
                                    ---------                          -----------
Increase (Decrease) in
  Accumulation Units Outstanding      (63,752)                          27,251,457
Beginning Accumulation Units
  Outstanding                         710,459                           33,131,168
                                    ---------                          -----------
Ending Accumulation Units
  Outstanding                         646,707                           60,382,625
                                    =========                          ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                     0.80%/(2)/
                                                                       -----------
Accumulation Unit Value                                                  2.9486282
Net Assets Attributable to
  Accumulation Units Outstanding                                        35,755,834
                                                                       ===========
Accumulation Units Issued                                                9,774,191
Accumulation Units Redeemed                                             (4,398,915)
                                                                       -----------
Increase (Decrease) in
  Accumulation Units Outstanding                                         5,375,277
Beginning Accumulation Units
  Outstanding                                                            6,750,984
                                                                       -----------
Ending Accumulation Units
  Outstanding                                                           12,126,261
                                                                       ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                     0.60% /(2)/
                                                                       -----------
Accumulation Unit Value                                                  3.0752907
Net Assets Attributable to
  Accumulation Units Outstanding                                         1,351,982
                                                                       ===========
Accumulation Units Issued                                                  698,999
Accumulation Units Redeemed                                               (390,503)
                                                                       -----------
Increase (Decrease) in
  Accumulation Units Outstanding                                           308,497
Beginning Accumulation Units
  Outstanding                                                              131,131
                                                                       -----------
Ending Accumulation Units
  Outstanding                                                              439,627
                                                                       ===========
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

                                      VALIC                        VALIC
                                    Company I                    Company I
The accumulation units outstanding    Money                        Money                         VALIC
and analysis of the increase        Market I                     Market I                    Company I Mid
(decrease) in units outstanding as     Fund                         Fund                     Cap Index Fund
of December 31, 2006.               ----------                   -----------                 --------------
                                    Division 2                   Division 6                  Division 4
                                    ----------                   -----------                 --------------
Contracts with Mortality and
  Expense Risk Charge of:                1.00% /(2) (3) (4) (5)/        1.45% /(1)/                   1.45% /(1)/
                                    ---------                    -----------                 -------------
Accumulation Unit Value             2.8947346                      1.0427528                     1.4645854
Net Assets Attributable to
  Accumulation Units Outstanding    1,487,889                        512,689                       236,428
                                    =========                    ===========                 =============
Accumulation Units Issued             120,188                        528,438                       129,344
Accumulation Units Redeemed          (242,589)                      (367,620)                     (192,366)
                                    ---------                    -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding     (122,401)                       160,818                       (63,022)
Beginning Accumulation Units
  Outstanding                         636,513                        330,852                       224,452
                                    ---------                    -----------                 -------------
Ending Accumulation Units
  Outstanding                         514,112                        491,670                       161,430
                                    =========                    ===========                 =============
Contracts with Mortality and
  Expense Risk Charge of:                                               1.00% /(2)(3)(4)(5)/          1.00% /(2)(3)(4)(5)/
                                                                 -----------                 -------------
Accumulation Unit Value                                            2.0439485                    10.1450566
Net Assets Attributable to
  Accumulation Units Outstanding                                 300,833,664                 2,103,459,948
                                                                 ===========                 =============
Accumulation Units Issued                                         99,746,537                    28,847,984
Accumulation Units Redeemed                                      (81,197,660)                  (20,050,658)
                                                                 -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding                                  18,548,877                     8,797,327
Beginning Accumulation Units
  Outstanding                                                    128,654,836                   198,552,536
                                                                 -----------                 -------------
Ending Accumulation Units
  Outstanding                                                    147,203,713                   207,349,862
                                                                 ===========                 =============
Contracts with Mortality and
  Expense Risk Charge of:                                               0.95% /(1)/                   0.95% /(1)/
                                                                 -----------                 -------------
Accumulation Unit Value                                            1.0504111                     1.6429462
Net Assets Attributable to
  Accumulation Units Outstanding                                          --                            --
                                                                 ===========                 =============
Accumulation Units Issued                                                 --                            --
Accumulation Units Redeemed                                               --                            --
                                                                 -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding                                          --                            --
Beginning Accumulation Units
  Outstanding                                                             --                            --
                                                                 -----------                 -------------
Ending Accumulation Units
  Outstanding                                                             --                            --
                                                                 ===========                 =============
Contracts with Mortality and
  Expense Risk Charge of:                                               0.80%/(2)/                    0.80%/(2)/
                                                                 -----------                 -------------
Accumulation Unit Value                                            2.1292607                    10.6238821
Net Assets Attributable to
  Accumulation Units Outstanding                                  72,233,336                   421,965,380
                                                                 ===========                 =============
Accumulation Units Issued                                         20,779,957                    14,873,537
Accumulation Units Redeemed                                      (14,988,211)                   (4,896,498)
                                                                 -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding                                   5,791,746                     9,977,039
Beginning Accumulation Units
  Outstanding                                                     28,132,393                    29,741,528
                                                                 -----------                 -------------
Ending Accumulation Units
  Outstanding                                                     33,924,139                    39,718,568
                                                                 ===========                 =============
Contracts with Mortality and
  Expense Risk Charge of:                                               0.60% /(2)/                   0.60% /(2)/
                                                                 -----------                 -------------
Accumulation Unit Value                                            2.2206541                    11.1522323
Net Assets Attributable to
  Accumulation Units Outstanding                                  11,789,806                    36,401,035
                                                                 ===========                 =============
Accumulation Units Issued                                          4,911,581                       973,163
Accumulation Units Redeemed                                      (10,860,680)                   (2,335,505)
                                                                 -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding                                  (5,949,099)                   (1,362,343)
Beginning Accumulation Units
  Outstanding                                                     11,258,258                     4,626,356
                                                                 -----------                 -------------
Ending Accumulation Units
  Outstanding                                                      5,309,159                     3,264,013
                                                                 ===========                 =============


The accumulation units outstanding  VALIC Company
and analysis of the increase        I Asset Allocation
(decrease) in units outstanding as        Fund
of December 31, 2006.               -----------------------------
                                    Division 5
                                    -----------------------------
Contracts with Mortality and
  Expense Risk Charge of:           1.00% /(2)/ /(3)/ /(4)/ /(5)/
                                    -----------------------------
Accumulation Unit Value                                 4.9582721
Net Assets Attributable to
  Accumulation Units Outstanding                      156,715,742
                                    =============================
Accumulation Units Issued                               1,976,858
Accumulation Units Redeemed                            (6,054,268)
                                    -----------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                       (4,077,410)
Beginning Accumulation Units
  Outstanding                                          35,686,374
                                    -----------------------------
Ending Accumulation Units
  Outstanding                                          31,608,964
                                    =============================
Contracts with Mortality and
  Expense Risk Charge of:                                    0.80%/(2)/
                                    -----------------------------
Accumulation Unit Value                                 5.1841136
Net Assets Attributable to
  Accumulation Units Outstanding                       13,415,347
                                    =============================
Accumulation Units Issued                                 942,150
Accumulation Units Redeemed                              (701,422)
                                    -----------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                          240,728
Beginning Accumulation Units
  Outstanding                                           2,347,052
                                    -----------------------------
Ending Accumulation Units
  Outstanding                                           2,587,780
                                    =============================
Contracts with Mortality and
  Expense Risk Charge of:                                    0.60% /(2)/
                                    -----------------------------
Accumulation Unit Value                                 5.4320094
Net Assets Attributable to
  Accumulation Units Outstanding                          224,339
                                    =============================
Accumulation Units Issued                                  14,419
Accumulation Units Redeemed                               (41,518)
                                    -----------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                          (27,099)
Beginning Accumulation Units
  Outstanding                                              68,398
                                    -----------------------------
Ending Accumulation Units
  Outstanding                                              41,299
                                    =============================
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

                                 VALIC
The accumulation units          Company I                            VALIC                                VALIC
outstanding and analysis of    Government                           Company I                            Company I
the increase (decrease) in     Securities                          Stock Index                          Stock Index
units outstanding as of           Fund                                Fund                                 Fund
December 31, 2006.             ----------                          ------------                         ------------
                               Division 8                          Division 10A                         Division 10B
                               ----------                          ------------                         ------------
Contracts with Mortality and
  Expense Risk Charge of:            1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/      0.4335% /(3)/
                               ----------                          -----------                           ----------
Accumulation Unit Value         2.8320354                           26.4087546                           44.3992319
Net Assets Attributable to
  Accumulation Units
  Outstanding                  87,110,116                          228,210,065                           19,234,298
                               ==========                          ===========                           ==========
Accumulation Units Issued       3,200,323                              111,248                                5,273
Accumulation Units Redeemed    (8,908,947)                          (1,494,754)                             (72,517)
                               ----------                          -----------                           ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  (5,708,624)                          (1,383,506)                             (67,245)
Beginning Accumulation Units
  Outstanding                  36,469,959                           10,024,961                              500,457
                               ----------                          -----------                           ----------
Ending Accumulation Units
  Outstanding                  30,761,335                            8,641,455                              433,212
                               ==========                          ===========                           ==========
Contracts with Mortality and
  Expense Risk Charge of:            0.80%/(2)/
                               ----------
Accumulation Unit Value         2.9495323
Net Assets Attributable to
  Accumulation Units
  Outstanding                  12,143,084
                               ==========
Accumulation Units Issued       2,013,276
Accumulation Units Redeemed    (1,811,543)
                               ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     201,733
Beginning Accumulation Units
  Outstanding                   3,915,219
                               ----------
Ending Accumulation Units
  Outstanding                   4,116,952
                               ==========
Contracts with Mortality and
  Expense Risk Charge of:            0.60% /(2)/
                               ----------
Accumulation Unit Value         3.0761854
Net Assets Attributable to
  Accumulation Units
  Outstanding                     377,655
                               ==========
Accumulation Units Issued          94,322
Accumulation Units Redeemed      (207,178)
                               ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (112,856)
Beginning Accumulation Units
  Outstanding                     235,623
                               ----------
Ending Accumulation Units
  Outstanding                     122,767
                               ==========
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding


The accumulation units           VALIC                                  VALIC
outstanding and analysis of     Company I                              Company I
the increase (decrease) in     Stock Index                            Stock Index
units outstanding as of           Fund                                   Fund
December 31, 2006.             -------------                          ------------
                               Division 10C                           Division 10D
                               -------------                          ------------
Contracts with Mortality and
  Expense Risk Charge of:               1.45% /(1)/                          1.00% /(2)/ /(3)/ /(4)/ /(5)/
                               -------------                           ----------
Accumulation Unit Value            1.0627495                            9.9349134
Net Assets Attributable to
  Accumulation Units
  Outstanding                         44,640                           26,741,699
                               =============                           ==========
Accumulation Units Issued             31,598                               57,747
Accumulation Units Redeemed         (118,424)                            (344,338)
                               -------------                           ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                        (86,825)                            (286,591)
Beginning Accumulation Units
  Outstanding                        128,830                            2,978,546
                               -------------                           ----------
Ending Accumulation Units
  Outstanding                         42,004                            2,691,954
                               =============                           ==========
Contracts with Mortality and
  Expense Risk Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/
                               -------------
Accumulation Unit Value            5.6057724
Net Assets Attributable to
  Accumulation Units
  Outstanding                  3,882,478,921
                               =============
Accumulation Units Issued         50,910,950
Accumulation Units Redeemed      (80,287,028)
                               -------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (29,376,078)
Beginning Accumulation Units
  Outstanding                    722,006,187
                               -------------
Ending Accumulation Units
  Outstanding                    692,630,109
                               =============
Contracts with Mortality and
  Expense Risk Charge of:               0.95% /(1)/
                               -------------
Accumulation Unit Value            1.4650834
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --
                               =============
Accumulation Units Issued                 --
Accumulation Units Redeemed               --
                               -------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                             --
Beginning Accumulation Units
  Outstanding                             --
                               -------------
Ending Accumulation Units
  Outstanding                             --
                               =============
Contracts with Mortality and
  Expense Risk Charge of:               0.80%/(2)/
                               -------------
Accumulation Unit Value            5.8187300
Net Assets Attributable to
  Accumulation Units
  Outstanding                    684,408,276
                               =============
Accumulation Units Issued         35,661,324
Accumulation Units Redeemed      (22,444,952)
                               -------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     13,216,371
Beginning Accumulation Units
  Outstanding                    104,405,219
                               -------------
Ending Accumulation Units
  Outstanding                    117,621,590
                               =============
Contracts with Mortality and
  Expense Risk Charge of:               0.60% /(2)/
                               -------------
Accumulation Unit Value            6.0533918
Net Assets Attributable to
  Accumulation Units
  Outstanding                    105,703,009
                               =============
Accumulation Units Issued          2,883,303
Accumulation Units Redeemed       (8,263,966)
                               -------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (5,380,663)
Beginning Accumulation Units
  Outstanding                     22,842,446
                               -------------
Ending Accumulation Units
  Outstanding                     17,461,782
                               =============

                                 VALIC                                 VALIC
The accumulation units          Company I                             Company I
outstanding and analysis of    International                            Social
the increase (decrease) in        Equities                           Awareness
units outstanding as of        Fund                                     Fund
December 31, 2006.             -------------                         -----------
                               Division 11                           Division 12
                               -------------                         -----------
Contracts with Mortality and
  Expense Risk Charge of:              1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.45% /(1)/
                                -----------                          -----------
Accumulation Unit Value           1.9993758                            1.0636564
Net Assets Attributable to
  Accumulation Units
  Outstanding                   793,190,222                               32,633
                                ===========                          ===========
Accumulation Units Issued       129,326,879                               28,676
Accumulation Units Redeemed     (69,013,323)                             (19,083)
                                -----------                          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    60,313,556                                9,593
Beginning Accumulation Units
  Outstanding                   336,425,664                               21,087
                                -----------                          -----------
Ending Accumulation Units
  Outstanding                   396,739,220                               30,680
                                ===========                          ===========
Contracts with Mortality and
  Expense Risk Charge of:              0.80%/(2)/                           1.00% /(2) (3) (4) (5)/
                                -----------                          -----------
Accumulation Unit Value           2.0687634                            4.2793942
Net Assets Attributable to
  Accumulation Units
  Outstanding                   133,156,889                          346,146,511
                                ===========                          ===========
Accumulation Units Issued        38,680,685                            7,683,727
Accumulation Units Redeemed     (31,093,475)                         (15,105,376)
                                -----------                          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     7,587,210                           (7,421,650)
Beginning Accumulation Units
  Outstanding                    56,778,241                           88,315,012
                                -----------                          -----------
Ending Accumulation Units
  Outstanding                    64,365,451                           80,893,362
                                ===========                          ===========
Contracts with Mortality and
  Expense Risk Charge of:              0.60% /(2)/                          0.95% /(1)/
                                -----------                          -----------
Accumulation Unit Value           2.1414709                            1.4435059
Net Assets Attributable to
  Accumulation Units
  Outstanding                     5,431,105                                   --
                                ===========                          ===========
Accumulation Units Issued         2,577,424                                   --
Accumulation Units Redeemed      (1,124,379)                                  --
                                -----------                          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     1,453,045                                   --
Beginning Accumulation Units
  Outstanding                     1,083,111                                   --
                                -----------                          -----------
Ending Accumulation Units
  Outstanding                     2,536,156                                   --
                                ===========                          ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                   0.80%/(2)/
                                                                     -----------
Accumulation Unit Value                                                4.4213463
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                         74,836,301
                                                                     ===========
Accumulation Units Issued                                              7,934,623
Accumulation Units Redeemed                                           (4,149,932)
                                                                     -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                          3,784,691
Beginning Accumulation Units
  Outstanding                                                         13,141,444
                                                                     -----------
Ending Accumulation Units
  Outstanding                                                         16,926,134
                                                                     ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                   0.60% /(2)/
                                                                     -----------
Accumulation Unit Value                                                4.5766886
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                          4,165,444
                                                                     ===========
Accumulation Units Issued                                                252,080
Accumulation Units Redeemed                                             (234,428)
                                                                     -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                             17,652
Beginning Accumulation Units
  Outstanding                                                            892,492
                                                                     -----------
Ending Accumulation Units
  Outstanding                                                            910,144
                                                                     ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units         VALIC Company I
outstanding and analysis of         Int'l                             VALIC Company I
the increase (decrease) in     Government Bond                        Small Cap Index
units outstanding as of             Fund                                    Fund
December 31, 2006.             ---------------                        ---------------
                                 Division 13                            Division 14
                               ---------------                        ---------------
Contracts with Mortality and
  Expense Risk Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/          1.45% /(1)/
Accumulation Unit Value            2.3551627                              1.4944773
Net Assets Attributable to
  Accumulation Units
  Outstanding                    114,891,154                                116,948
                                 ===========                            ===========
Accumulation Units Issued          5,902,463                                 43,017
Accumulation Units Redeemed      (12,939,414)                               (74,020)
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (7,036,951)                               (31,003)
Beginning Accumulation Units
  Outstanding                     55,823,550                                109,256
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                     48,786,599                                 78,253
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:               0.80%/(2)/                             1.00% /(2) (3) (4) (5)/
                                 -----------                            -----------
Accumulation Unit Value            2.4261427                              3.9013857
Net Assets Attributable to
  Accumulation Units
  Outstanding                     20,473,762                            931,793,268
                                 ===========                            ===========
Accumulation Units Issued          3,412,072                             49,144,644
Accumulation Units Redeemed       (2,748,654)                           (30,002,207)
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                        663,418                             19,142,437
Beginning Accumulation Units
  Outstanding                      7,775,394                            219,709,484
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                      8,438,812                            238,851,921
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:        0.60% /(2)/                            0.95% /(1)/
                                 -----------                            -----------
Accumulation Unit Value            2.5013069                              1.7183944
Net Assets Attributable to
  Accumulation Units
  Outstanding                      1,037,848                                     --
                                 ===========                            ===========
Accumulation Units Issued            166,400                                     --
Accumulation Units Redeemed         (476,605)                                    --
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (310,205)                                    --
Beginning Accumulation Units
  Outstanding                        725,127                                     --
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                        414,922                                     --
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:                                               0.80%/(2)/
                                                                        -----------
Accumulation Unit Value                                                   4.0121504
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                           178,060,411
                                                                        ===========
Accumulation Units Issued                                                18,144,264
Accumulation Units Redeemed                                             (10,702,620)
                                                                        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                             7,441,644
Beginning Accumulation Units
  Outstanding                                                            36,938,650
                                                                        -----------
Ending Accumulation Units
  Outstanding                                                            44,380,293
                                                                        ===========
Contracts with Mortality and
  Expense Risk Charge of:                                               0.60% /(2)/
                                                                        -----------
Accumulation Unit Value                                                   4.1317257
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                            17,383,511
                                                                        ===========
Accumulation Units Issued                                                 1,816,762
Accumulation Units Redeemed                                              (1,016,851)
                                                                        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                               799,911
Beginning Accumulation Units
  Outstanding                                                             3,407,414
                                                                        -----------
Ending Accumulation Units
  Outstanding                                                             4,207,324
                                                                        ===========

The accumulation units
outstanding and analysis of                                                     VALIC Company I
the increase (decrease) in     VALIC Company I                                  Growth & Income
units outstanding as of        Core Equity Fund                                      Fund
December 31, 2006.             ----------------                       ---------------
                                 Division 15                                      Division 16
                               ----------------                       ---------------
Contracts with Mortality and
  Expense Risk Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/          1.45% /(1)/
Accumulation Unit Value            2.3686762                              1.0302355
Net Assets Attributable to
  Accumulation Units
  Outstanding                    389,126,200                                 33,441
                                 ===========                            ===========
Accumulation Units Issued          6,306,659                                 37,467
Accumulation Units Redeemed      (46,584,991)                               (49,266)
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (40,278,331)                               (11,799)
Beginning Accumulation Units
  Outstanding                    204,573,223                                 44,260
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                    164,294,892                                 32,461
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:               0.80%/(2)/                             1.00% /(2)/ /(3)/ /(4)/ /(5)/
                                 -----------                            -----------
Accumulation Unit Value            2.4264177                              2.4956307
Net Assets Attributable to
  Accumulation Units
  Outstanding                     63,023,376                            120,572,861
                                 ===========                            ===========
Accumulation Units Issued          8,890,319                              2,540,834
Accumulation Units Redeemed       (9,666,929)                           (13,209,058)
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (776,610)                           (10,668,224)
Beginning Accumulation Units
  Outstanding                     26,750,447                             58,985,361
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                     25,973,836                             48,317,136
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:        0.60% /(2)/                            0.95% /(1)/
                                 -----------                            -----------
Accumulation Unit Value            2.4887096                              1.4144269
Net Assets Attributable to
  Accumulation Units
  Outstanding                      3,839,647                                     --
                                 ===========                            ===========
Accumulation Units Issued            161,721                                     --
Accumulation Units Redeemed         (904,297)                                    --
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (742,576)                                    --
Beginning Accumulation Units
  Outstanding                      2,285,402                                     --
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                      1,542,826                                     --
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:                                               0.80%/(2)/
                                                                        -----------
Accumulation Unit Value                                                   2.5566146
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                            16,632,780
                                                                        ===========
Accumulation Units Issued                                                 2,551,524
Accumulation Units Redeemed                                              (2,000,205)
                                                                        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                               551,320
Beginning Accumulation Units
  Outstanding                                                             5,954,464
                                                                        -----------
Ending Accumulation Units
  Outstanding                                                             6,505,783
                                                                        ===========
Contracts with Mortality and
  Expense Risk Charge of:                                               0.60% /(2)/
                                                                        -----------
Accumulation Unit Value                                                   2.6222680
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                               531,676
                                                                        ===========
Accumulation Units Issued                                                    44,042
Accumulation Units Redeemed                                                (136,430)
                                                                        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                               (92,388)
Beginning Accumulation Units
  Outstanding                                                               295,142
                                                                        -----------
Ending Accumulation Units
  Outstanding                                                               202,754
                                                                        ===========

The accumulation units
outstanding and analysis of            VALIC Company I
the increase (decrease) in                Science &                       VALIC Company I
units outstanding as of                Technology Fund                    Small Cap Fund
December 31, 2006.             ---------------                  ---------------
                                         Division 17                        Division 18
                               ---------------                  ---------------
Contracts with Mortality and
  Expense Risk Charge of:               1.45% /(1)/                      1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value            0.5330760                        2.8813225
Net Assets Attributable to
  Accumulation Units
  Outstanding                         24,640                      492,646,341
                                ============                      ===========
Accumulation Units Issued             29,856                        6,322,012
Accumulation Units Redeemed           (8,036)                     (41,274,961)
                                ------------                      -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                         21,820                      (34,952,950)
Beginning Accumulation Units
  Outstanding                         24,403                      205,943,433
                                ------------                      -----------
Ending Accumulation Units
  Outstanding                         46,223                      170,990,484
                                ============                      ===========
Contracts with Mortality and
  Expense Risk Charge of:               1.00% /(2) (3) (4) (5)/          0.80%/(2)/
                                ------------                      -----------
Accumulation Unit Value            2.3079080                        2.9646337
Net Assets Attributable to
  Accumulation Units
  Outstanding                    806,475,945                       64,520,780
                                ============                      ===========
Accumulation Units Issued         16,552,409                        8,448,023
Accumulation Units Redeemed     (100,752,426)                      (6,933,715)
                                ------------                      -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (84,200,018)                       1,514,308
Beginning Accumulation Units
  Outstanding                    433,689,791                       20,249,184
                                ------------                      -----------
Ending Accumulation Units
  Outstanding                    349,489,774                       21,763,492
                                ============                      ===========
Contracts with Mortality and
  Expense Risk Charge of:       0.95% /(1)/                       0.60% /(2)/
                                ------------                      -----------
Accumulation Unit Value            1.2920292                        3.0632175
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                        4,995,551
                                ============                      ===========
Accumulation Units Issued                 --                          240,664
Accumulation Units Redeemed               --                       (3,965,992)
                                ------------                      -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                             --                       (3,725,328)
Beginning Accumulation Units
  Outstanding                             --                        5,356,147
                                ------------                      -----------
Ending Accumulation Units
  Outstanding                             --                        1,630,818
                                ============                      ===========
Contracts with Mortality and
  Expense Risk Charge of:       0.80%/(2)/
                                ------------
Accumulation Unit Value            2.3637280
Net Assets Attributable to
  Accumulation Units
  Outstanding                    152,178,603
                                ============
Accumulation Units Issued         19,835,037
Accumulation Units Redeemed      (21,066,206)
                                ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (1,231,168)
Beginning Accumulation Units
  Outstanding                     65,611,927
                                ------------
Ending Accumulation Units
  Outstanding                     64,380,758
                                ============
Contracts with Mortality and
  Expense Risk Charge of:       0.60% /(2)/
                                ------------
Accumulation Unit Value            2.4244877
Net Assets Attributable to
  Accumulation Units
  Outstanding                     25,078,522
                                ============
Accumulation Units Issued          1,603,066
Accumulation Units Redeemed       (3,649,128)
                                ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (2,046,062)
Beginning Accumulation Units
  Outstanding                     12,389,905
                                ------------
Ending Accumulation Units
  Outstanding                     10,343,844
                                ============

The accumulation units
outstanding and analysis of    Templeton Global
the increase (decrease) in     Asset Allocation
units outstanding as of          Fund
December 31, 2006.             ----------------
                               Division 19
                               ----------------
Contracts with Mortality and
  Expense Risk Charge of:                1.25% /(2)/ /(6)/
Accumulation Unit Value                    --
Net Assets Attributable to
  Accumulation Units
  Outstanding                              --
                                 ============
Accumulation Units Issued           2,384,660
Accumulation Units Redeemed      (128,764,816)
                                 ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (126,380,157)
Beginning Accumulation Units
  Outstanding                     126,380,157
                                 ------------
Ending Accumulation Units
  Outstanding                              --
                                 ============
Contracts with Mortality and
  Expense Risk Charge of:                1.05%/(2) (6)/
                                 ------------
Accumulation Unit Value                    --
Net Assets Attributable to
  Accumulation Units
  Outstanding                              --
                                 ============
Accumulation Units Issued           2,162,909
Accumulation Units Redeemed       (22,734,825)
                                 ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (20,571,916)
Beginning Accumulation Units
  Outstanding                      20,571,916
                                 ------------
Ending Accumulation Units
  Outstanding                              --
                                 ============
Contracts with Mortality and
  Expense Risk Charge of:        0.85% /(2)(6)/
                                 ------------
Accumulation Unit Value                    --
Net Assets Attributable to
  Accumulation Units
  Outstanding                              --
                                 ============
Accumulation Units Issued             110,922
Accumulation Units Redeemed        (3,425,177)
                                 ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                      (3,314,255)
Beginning Accumulation Units
  Outstanding                       3,314,255
                                 ------------
Ending Accumulation Units
  Outstanding                              --
                                 ============
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and           VALIC Company I
analysis of the increase (decrease) in            International                     VALIC Company I
units outstanding as of December 31,              Growth I Fund                     Core Value Fund
2006.                                    ---------------                    ---------------
                                                   Division 20                        Division 21
                                         ---------------                    ---------------
Contracts with Mortality and Expense
  Risk Charge of:                                 1.00% /(2) (3)/ /(4) (5)/          1.00% /(2)/ /(3) (4) (5)/
Accumulation Unit Value                      2.3295067                          1.8983283
Net Assets Attributable to Accumulation
  Units Outstanding                        472,308,800                        181,397,208
                                           ===========                        ===========
Accumulation Units Issued                   30,281,073                          7,964,451
Accumulation Units Redeemed                (21,714,109)                       (25,852,316)
                                           -----------                        -----------
Increase (Decrease) in Accumulation
  Units Outstanding                          8,566,964                        (17,887,865)
Beginning Accumulation Units Outstanding   194,195,625                        113,451,896
                                           -----------                        -----------
Ending Accumulation Units Outstanding      202,762,589                         95,564,030
                                           ===========                        ===========
Contracts with Mortality and Expense
  Risk Charge of:                                 0.80%/(2)/                         0.80%/(2)/
                                           -----------                        -----------
Accumulation Unit Value                      2.3960475                          1.9729867
Net Assets Attributable to Accumulation
  Units Outstanding                        127,925,142                         58,393,970
                                           ===========                        ===========
Accumulation Units Issued                   39,261,667                         17,247,680
Accumulation Units Redeemed                 (7,394,434)                        (8,287,713)
                                           -----------                        -----------
Increase (Decrease) in Accumulation
  Units Outstanding                         31,867,233                          8,959,967
Beginning Accumulation Units Outstanding    21,522,837                         20,636,771
                                           -----------                        -----------
Ending Accumulation Units Outstanding       53,390,070                         29,596,738
                                           ===========                        ===========
Contracts with Mortality and Expense
  Risk Charge of:                                 0.60% /(2)/                        0.60% /(2)/
                                           -----------                        -----------
Accumulation Unit Value                      2.4674512                          2.0577293
Net Assets Attributable to Accumulation
  Units Outstanding                          5,584,256                          3,351,721
                                           ===========                        ===========
Accumulation Units Issued                    1,176,676                            195,560
Accumulation Units Redeemed                 (3,091,542)                        (1,781,413)
                                           -----------                        -----------
Increase (Decrease) in Accumulation
  Units Outstanding                         (1,914,866)                        (1,585,853)
Beginning Accumulation Units Outstanding     4,178,033                          3,214,697
                                           -----------                        -----------
Ending Accumulation Units Outstanding        2,263,168                          1,628,845
                                           ===========                        ===========
Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding

Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding

The accumulation units outstanding and             Vanguard
analysis of the increase (decrease) in        Long-Term Corporate                      Vanguard Long-
units outstanding as of December 31,                 Fund                            Term Treasury Fund
2006.                                    -------------------                ------------------
                                                  Division 22                           Division 23
                                         -------------------                ------------------
Contracts with Mortality and Expense
  Risk Charge of:                                   1.00% /(2)/ /(3)/ /(5)/           1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value                        1.9090185                         1.9309776
Net Assets Attributable to Accumulation
  Units Outstanding                          177,902,202                       220,151,289
                                             ===========                       ===========
Accumulation Units Issued                     19,835,200                        12,576,185
Accumulation Units Redeemed                  (19,201,189)                      (40,629,702)
                                             -----------                       -----------
Increase (Decrease) in Accumulation
  Units Outstanding                              634,011                       (28,053,517)
Beginning Accumulation Units Outstanding      92,563,685                       142,074,181
                                             -----------
Ending Accumulation Units Outstanding         93,197,696                       114,020,665
                                             ===========
Contracts with Mortality and Expense
  Risk Charge of:                                   0.80%/(2)/                        0.80%/(2)/
                                             -----------
Accumulation Unit Value                        2.0030257
Net Assets Attributable to Accumulation
  Units Outstanding                           44,269,625                        62,523,026
                                             ===========
Accumulation Units Issued                      8,074,099                        11,807,703
Accumulation Units Redeemed                   (5,154,054)                       (8,508,413)
                                             -----------
Increase (Decrease) in Accumulation
  Units Outstanding                            2,920,045                         3,299,290
Beginning Accumulation Units Outstanding      19,181,331                        27,830,619
                                             -----------
Ending Accumulation Units Outstanding         22,101,376                        31,129,909
                                             ===========
Contracts with Mortality and Expense
  Risk Charge of:                                   0.60% /(2)/                       0.60% /(2)/
                                             -----------
Accumulation Unit Value                        2.1096842                         2.0932894
Net Assets Attributable to Accumulation
  Units Outstanding                            3,062,413                         4,592,017
                                             ===========
Accumulation Units Issued                        354,242                           273,081
Accumulation Units Redeemed                   (1,469,275)                       (1,932,341)
                                             -----------
Increase (Decrease) in Accumulation
  Units Outstanding                           (1,115,032)                       (1,659,260)
Beginning Accumulation Units Outstanding       2,566,630                         3,852,945
                                             -----------
Ending Accumulation Units Outstanding          1,451,598                         2,193,685
                                             ===========
Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding

Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding

The accumulation units outstanding and        Vanguard             Vanguard                   Putnam
analysis of the increase (decrease) in       Windsor II           Wellington             New Opportunities
units outstanding as of December 31,            Fund                 Fund                      Fund
2006.                                    -------------        -------------        -----------------
                                             Division 24          Division 25               Division 26
                                         -------------        -------------        -----------------
Contracts with Mortality and Expense
  Risk Charge of:                                 1.25% /(2)/          1.25% /(2)/           1.45% /(1) (6)/
Accumulation Unit Value                      2.6226294            2.4728192                    --
Net Assets Attributable to Accumulation
  Units Outstanding                      1,449,902,252        1,208,984,783                    --

Accumulation Units Issued                   53,820,325           63,924,345                11,927
Accumulation Units Redeemed                (66,930,201)         (55,770,069)              (39,999)

Increase (Decrease) in Accumulation
  Units Outstanding                        (13,109,876)           8,154,277               (28,072)
Beginning Accumulation Units Outstanding   565,988,092          480,789,133                28,072
                                         -------------        -------------          ------------
Ending Accumulation Units Outstanding      552,878,216          488,943,410                    --
                                         =============        =============          ============
Contracts with Mortality and Expense                                                         1.00%
  Risk Charge of:                                 1.05%/(2)/           1.05%/(2)/                /(2)(3)(4)(5)(6)/
                                         -------------        -------------          ------------
Accumulation Unit Value                      2.7279264            2.5923118                    --
Net Assets Attributable to Accumulation
  Units Outstanding                        343,528,261          272,516,342                    --
                                         =============        =============          ============
Accumulation Units Issued                   36,436,794           41,473,677             3,990,745
Accumulation Units Redeemed                (18,952,913)         (22,818,448)         (353,125,061)
                                         -------------        -------------          ------------
Increase (Decrease) in Accumulation
  Units Outstanding                         17,483,881           18,655,229          (349,134,316)
Beginning Accumulation Units Outstanding   108,446,296           86,469,604           349,134,316
                                         -------------        -------------          ------------
Ending Accumulation Units Outstanding      125,930,178          105,124,832                    --
                                         =============        =============          ============
Contracts with Mortality and Expense
  Risk Charge of:                                 0.85% /(2)/          0.85% /(2)/           0.95% /(1)(6)/
                                         -------------        -------------          ------------
Accumulation Unit Value                      2.8479610            2.7302999                    --
Net Assets Attributable to Accumulation
  Units Outstanding                         49,911,191           46,945,106                    --
                                         =============        =============          ============
Accumulation Units Issued                    3,661,055            3,609,788                    --
Accumulation Units Redeemed                (14,647,637)          (5,516,604)                   --
                                         -------------        -------------          ------------
Increase (Decrease) in Accumulation
  Units Outstanding                        (10,986,582)          (1,906,816)                   --
Beginning Accumulation Units Outstanding    28,511,819           19,100,937                    --
                                         -------------        -------------          ------------
Ending Accumulation Units Outstanding       17,525,237           17,194,121                    --
                                         =============        =============          ============
Contracts with Mortality and Expense
  Risk Charge of:                                                                            0.80%/(2)(6)/
                                                                                     ------------
Accumulation Unit Value                                                                        --
Net Assets Attributable to Accumulation
  Units Outstanding                                                                            --
                                                                                     ============
Accumulation Units Issued                                                               5,250,002
Accumulation Units Redeemed                                                           (78,053,223)
                                                                                     ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                   (72,803,221)
Beginning Accumulation Units Outstanding                                               72,803,221
                                                                                     ------------
Ending Accumulation Units Outstanding                                                          --
                                                                                     ============
Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units
outstanding and analysis of      Putnam OTC &                    Putnam                       VALIC Company I
the increase (decrease) in     Emerging Growth                Global Equity                 Large Cap Growth
units outstanding as of            Fund                           Fund                          Fund
December 31, 2006.             ---------------                -------------                 -----------------
                                 Division 27                    Division 28                   Division 30
                               ---------------                -------------                 -----------------
Contracts with Mortality and
  Expense Risk Charge of:               1.45% /(1) (6)/               1.45% /(1) (6)/                 1.00% /(2) (3) (4) (5) (6)/
Accumulation Unit Value                   --                            --                              --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Accumulation Units Issued                409                        12,634                       1,522,324
Accumulation Units Redeemed             (845)                      (55,729)                   (252,816,226)
                                ------------                  ------------                    ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                           (436)                      (43,095)                   (251,293,902)
Beginning Accumulation Units
  Outstanding                            436                        43,095                     251,293,902
                                ------------                  ------------                    ------------
Ending Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Contracts with Mortality and            1.00%                         1.00%
  Expense Risk Charge of:                   /(2)(3)(4)(5)(6)/             /(2)(3)(4)(5)(6)/           0.80%/(2)(6)/
                                ------------                  ------------                    ------------
Accumulation Unit Value                   --                            --                              --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Accumulation Units Issued          3,820,534                     2,296,107                       2,706,708
Accumulation Units Redeemed     (256,715,178)                 (207,985,837)                    (41,020,861)
                                ------------                  ------------                    ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (252,894,644)                 (205,689,731)                    (38,314,153)
Beginning Accumulation Units
  Outstanding                    252,894,644                   205,689,731                      38,314,153
                                ------------                  ------------                    ------------
Ending Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Contracts with Mortality and
  Expense Risk Charge of:               0.95% /(1)(6)/                0.95% /(1)(6)/                  0.60% /(2)(6)/
                                ------------                  ------------                    ------------
Accumulation Unit Value                   --                            --                              --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Accumulation Units Issued                 --                            --                         223,598
Accumulation Units Redeemed               --                            --                     (11,313,662)
                                ------------                  ------------                    ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                             --                            --                     (11,090,063)
Beginning Accumulation Units
  Outstanding                             --                            --                      11,090,063
                                ------------                  ------------                    ------------
Ending Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Contracts with Mortality and
  Expense Risk Charge of:               0.80%/(2)(6)/                 0.80%/(2)(6)/
                                ------------                  ------------
Accumulation Unit Value                   --                            --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --
                                ============                  ============
Accumulation Units Issued          2,882,584                     2,586,770
Accumulation Units Redeemed      (43,541,703)                  (47,792,227)
                                ------------                  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (40,659,119)                  (45,205,457)
Beginning Accumulation Units
  Outstanding                     40,659,119                    45,205,457
                                ------------                  ------------
Ending Accumulation Units
  Outstanding                             --                            --
                                ============                  ============
Contracts with Mortality and
  Expense Risk Charge of:               0.60% /(2)(6)/                0.60% /(2)(6)/
                                ------------                  ------------
Accumulation Unit Value                   --                            --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --
                                ============                  ============
Accumulation Units Issued            212,088                     1,412,921
Accumulation Units Redeemed       (7,375,919)                  (15,524,591)
                                ------------                  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (7,163,831)                  (14,111,669)
Beginning Accumulation Units
  Outstanding                      7,163,831                    14,111,669
                                ------------                  ------------
Ending Accumulation Units
  Outstanding                             --                            --
                                ============                  ============

The accumulation units
outstanding and analysis of      American                Templeton                           VALIC Company II
the increase (decrease) in     Century Ultra              Foreign                          International
units outstanding as of            Fund                    Fund                                Growth II Fund
December 31, 2006.             -------------           -------------                       ------------------
                                 Division 31             Division 32                         Division 33
                               -------------           -------------                       ------------------
Contracts with Mortality and
  Expense Risk Charge of:              1.45% /(1) (6)/         1.00% /(2) (3) (4) (5) (6)/           0.75%/ (2)/
Accumulation Unit Value                  --                      --                             2.0705138
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --                      --                           483,899,013
                               ============            ============                           ===========
Accumulation Units Issued             1,549              18,323,569                           146,111,206
Accumulation Units Redeemed         (48,533)           (292,352,906)                          (34,087,703)
                               ------------            ------------                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (46,985)           (274,029,337)                          112,023,502
Beginning Accumulation Units
  Outstanding                        46,985             274,029,337                           121,703,328
                               ------------            ------------                           -----------
Ending Accumulation Units
  Outstanding                            --                      --                           233,726,830
                               ============            ============                           ===========
Contracts with Mortality and
  Expense Risk Charge of:              1.04%/(2)(6)/           0.80%/(2)(6)/                         0.55%/(2)/
                               ------------            ------------                           -----------
Accumulation Unit Value                  --                      --                             2.1051984
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --                      --                            82,409,846
                               ============            ============                           ===========
Accumulation Units Issued         2,910,455               7,137,412                            32,401,671
Accumulation Units Redeemed    (494,330,345)            (61,668,496)                           (9,831,178)
                               ------------            ------------                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  (491,419,890)            (54,531,084)                           22,570,492
Beginning Accumulation Units
  Outstanding                   491,419,890              54,531,084                            16,575,388
                               ------------            ------------                           -----------
Ending Accumulation Units
  Outstanding                            --                      --                            39,145,880
                               ============            ============                           ===========
Contracts with Mortality and
  Expense Risk Charge of:              0.95% /(1)(6)/          0.60% /(2)(6)/                        0.35%/(2)/
                               ------------            ------------                           -----------
Accumulation Unit Value                  --                      --                             2.1405840
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --                      --                             4,758,429
                               ============            ============                           ===========
Accumulation Units Issued                --                 554,486                             2,631,611
Accumulation Units Redeemed              --              (8,986,376)                           (3,872,503)
                               ------------            ------------                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                            --              (8,431,889)                           (1,240,892)
Beginning Accumulation Units
  Outstanding                            --               8,431,889                             3,463,850
                               ------------            ------------                           -----------
Ending Accumulation Units
  Outstanding                            --                      --                             2,222,958
                               ============            ============                           ===========
Contracts with Mortality and
  Expense Risk Charge of:              0.84% /(2)(6)/
                               ------------
Accumulation Unit Value                  --
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --
                               ============
Accumulation Units Issued         4,806,421
Accumulation Units Redeemed     (96,129,476)
                               ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (91,323,054)
Beginning Accumulation Units
  Outstanding                    91,323,054
                               ------------
Ending Accumulation Units
  Outstanding                            --
                               ============
Contracts with Mortality and
  Expense Risk Charge of:              0.64%/(2)(6)/
                               ------------
Accumulation Unit Value                  --
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --
                               ============
Accumulation Units Issued           934,789
Accumulation Units Redeemed     (19,920,189)
                               ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (18,985,400)
Beginning Accumulation Units
  Outstanding                    18,985,400
                               ------------
Ending Accumulation Units
  Outstanding                            --
                               ============

The accumulation units
outstanding and analysis of      VALIC Company II
the increase (decrease) in     Small Cap Growth
units outstanding as of            Fund
December 31, 2006.             ------------------
                                 Division 35
                               ------------------
Contracts with Mortality and
  Expense Risk Charge of:                1.45% /(1)/
Accumulation Unit Value             0.9027183
Net Assets Attributable to
  Accumulation Units
  Outstanding                          28,383
                                   ==========
Accumulation Units Issued              19,285
Accumulation Units Redeemed           (35,533)
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                         (16,248)
Beginning Accumulation Units
  Outstanding                          47,690
                                   ----------
Ending Accumulation Units
  Outstanding                          31,442
                                   ==========
Contracts with Mortality and
  Expense Risk Charge of:                0.95% /(1)/
                                   ----------
Accumulation Unit Value             1.5374999
Net Assets Attributable to
  Accumulation Units
  Outstanding                              --
                                   ==========
Accumulation Units Issued                  --
Accumulation Units Redeemed                --
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                              --
Beginning Accumulation Units
  Outstanding                              --
                                   ----------
Ending Accumulation Units
  Outstanding                              --
                                   ==========
Contracts with Mortality and
  Expense Risk Charge of:                0.75%/(2)/
                                   ----------
Accumulation Unit Value             1.6244539
Net Assets Attributable to
  Accumulation Units
  Outstanding                      38,014,358
                                   ==========
Accumulation Units Issued           8,743,841
Accumulation Units Redeemed        (8,367,424)
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                         376,417
Beginning Accumulation Units
  Outstanding                      23,026,702
                                   ----------
Ending Accumulation Units
  Outstanding                      23,403,119
                                   ==========
Contracts with Mortality and
  Expense Risk Charge of:                0.55%/(2)/
                                   ----------
Accumulation Unit Value             1.6516363
Net Assets Attributable to
  Accumulation Units
  Outstanding                       8,448,553
                                   ==========
Accumulation Units Issued           2,651,841
Accumulation Units Redeemed        (1,597,223)
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       1,054,618
Beginning Accumulation Units
  Outstanding                       4,060,645
                                   ----------
Ending Accumulation Units
  Outstanding                       5,115,263
                                   ==========
Contracts with Mortality and
  Expense Risk Charge of:                0.35%/(2)/
                                   ----------
Accumulation Unit Value             1.6794504
Net Assets Attributable to
  Accumulation Units
  Outstanding                       1,132,521
                                   ==========
Accumulation Units Issued             251,773
Accumulation Units Redeemed        (1,297,034)
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                      (1,045,261)
Beginning Accumulation Units
  Outstanding                       1,719,601
                                   ----------
Ending Accumulation Units
  Outstanding                         674,340
                                   ==========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes

in Units Outstanding (Continued)

The accumulation units
outstanding and analysis of          VALIC              VALIC             VALIC             VALIC               VALIC
the increase                      Company II         Company II        Company II         Company II         Company II
(decrease) in units
outstanding as of                  Small Cap           Mid Cap           Mid Cap           Capital            Large Cap
December 31, 2006.                   Value             Growth             Value          Appreciation           Value
                                     Fund               Fund              Fund               Fund               Fund
                               -----------        -----------       -----------        ------------       -----------
                                  Division 36        Division 37       Division 38       Division 39         Division 40
                               -----------        -----------       -----------        ------------       -----------
Contracts with Mortality and
  Expense Risk Charge of:             0.75%/ (2)/       0.75%/ (2)/        0.75%/ (2)/        1.45% /(1)/        0.75%/ (2)/
Accumulation Unit Value          2.4736263         1.3124865          3.3469304          0.7543568          2.1076226
Net Assets Attributable to
  Accumulation Units
  Outstanding                  127,701,955        49,453,927        332,481,450                 --        241,679,295
                               ===========        ==========        ===========         ==========        ===========
Accumulation Units Issued       22,577,952        10,543,268         21,116,729                 --         93,912,956
Accumulation Units Redeemed     (4,891,960)       (8,629,926)        (8,970,415)                --         (4,313,706)
                               -----------        ----------        -----------         ----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   17,685,992         1,913,341         12,146,314                 --         89,599,250
Beginning Accumulation Units
  Outstanding                   33,942,615        35,768,812         87,198,782                 --         25,083,084
                               -----------        ----------        -----------         ----------        -----------
Ending Accumulation Units
  Outstanding                   51,628,606        37,682,153         99,345,096                 --        114,682,334
                               ===========        ==========        ===========         ==========        ===========
Contracts with Mortality and
  Expense Risk Charge of:             0.55%/(2)/        0.55%/(2)/         0.55%/(2)/         0.95% /(1)/        0.55%/(2)/
Accumulation Unit Value          2.5149758         1.3344272          3.4029244          1.2710212          2.1429448
Net Assets Attributable to
  Accumulation Units
  Outstanding                   27,097,971        10,729,952         66,796,220                 --         54,710,145
                               ===========        ==========        ===========         ==========        ===========
Accumulation Units Issued        6,509,419         3,433,325          8,880,058                 --         23,052,811
Accumulation Units Redeemed     (1,625,133)       (1,765,427)        (3,496,569)                --         (2,753,398)
                               -----------        ----------        -----------         ----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    4,884,286         1,667,898          5,383,489                 --         20,299,413
Beginning Accumulation Units
  Outstanding                    5,890,358         6,372,968         14,245,575                 --          5,230,944
                               -----------        ----------        -----------         ----------        -----------
Ending Accumulation Units
  Outstanding                   10,774,645         8,040,867         19,629,064                 --         25,530,357
                               ===========        ==========        ===========         ==========        ===========
Contracts with Mortality and
  Expense Risk Charge of:             0.35%/(2)/        0.35%/(2)/         0.35%/(2)/         0.75%/(2)/         0.35%/(2)/
                               -----------        ----------        -----------         ----------        -----------
Accumulation Unit Value          2.5572583         1.3569123          3.4601862          1.0011767          2.1789925
Net Assets Attributable to
  Accumulation Units
  Outstanding                    6,625,039           938,753         13,500,877          6,855,544          2,494,066
                               ===========        ==========        ===========         ==========        ===========
Accumulation Units Issued        1,754,413           288,942          1,497,134          2,000,795          1,040,324
Accumulation Units Redeemed     (4,497,352)         (609,970)        (4,351,028)        (2,326,148)          (763,433)
                               -----------        ----------        -----------         ----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (2,742,939)         (321,028)        (2,853,894)          (325,353)           276,890
Beginning Accumulation Units
  Outstanding                    5,333,620         1,012,858          6,755,672          7,173,328            867,705
                               -----------        ----------        -----------         ----------        -----------
Ending Accumulation Units
  Outstanding                    2,590,680           691,830          3,901,778          6,847,976          1,144,596
                               ===========        ==========        ===========         ==========        ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                                     0.55%/(2)/
                                                                                        ----------
Accumulation Unit Value                                                                  1.0179608
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                                            1,595,027
                                                                                        ==========
Accumulation Units Issued                                                                  599,137
Accumulation Units Redeemed                                                               (560,580)
                                                                                        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                                               38,556
Beginning Accumulation Units
  Outstanding                                                                            1,528,329
                                                                                        ----------
Ending Accumulation Units
  Outstanding                                                                            1,566,885
                                                                                        ==========
Contracts with Mortality and
  Expense Risk Charge of:                                                                     0.35%/(2)/
                                                                                        ----------
Accumulation Unit Value                                                                  1.0350985
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                                              996,198
                                                                                        ==========
Accumulation Units Issued                                                                  161,148
Accumulation Units Redeemed                                                             (1,568,671)
                                                                                        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                                           (1,407,523)
Beginning Accumulation Units
  Outstanding                                                                            2,369,942
                                                                                        ----------
Ending Accumulation Units
  Outstanding                                                                              962,418
                                                                                        ==========

The accumulation units
outstanding and analysis of          VALIC              VALIC
the increase                      Company II         Company II
(decrease) in units
outstanding as of                  Socially             Money
December 31, 2006.                Responsible         Market II
                                     Fund               Fund
                               -----------        -----------
                                  Division 41        Division 44
                               -----------        -----------
Contracts with Mortality and
  Expense Risk Charge of:             0.75%/ (2)/        0.75%/ (2)/
Accumulation Unit Value          1.4806670          1.2133800
Net Assets Attributable to
  Accumulation Units
  Outstanding                  423,047,691        189,644,953
                               ===========        ===========
Accumulation Units Issued      208,784,076        151,251,536
Accumulation Units Redeemed    (15,672,617)       (50,369,620)
                               -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  193,111,459        100,881,916
Beginning Accumulation Units
  Outstanding                   92,619,529         55,418,724
                               -----------        -----------
Ending Accumulation Units
  Outstanding                  285,730,988        156,300,640
                               ===========        ===========
Contracts with Mortality and
  Expense Risk Charge of:             0.55%/(2)/         0.55%/(2)/
Accumulation Unit Value          1.5054444          1.2336863
Net Assets Attributable to
  Accumulation Units
  Outstanding                   66,467,816         32,422,790
                               ===========        ===========
Accumulation Units Issued       39,721,374         28,959,287
Accumulation Units Redeemed     (8,198,652)       (16,000,469)
                               -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   31,522,722         12,958,818
Beginning Accumulation Units
  Outstanding                   12,628,904         13,322,408
                               -----------        -----------
Ending Accumulation Units
  Outstanding                   44,151,626         26,281,226
                               ===========        ===========
Contracts with Mortality and
  Expense Risk Charge of:             0.35%/(2)/         0.35%/(2)/
                               -----------        -----------
Accumulation Unit Value          1.5307878          1.2544421
Net Assets Attributable to
  Accumulation Units
  Outstanding                    2,690,763          3,778,915
                               ===========        ===========
Accumulation Units Issued        1,411,762          5,277,958
Accumulation Units Redeemed       (952,731)        (3,319,820)
                               -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                      459,031          1,958,139
Beginning Accumulation Units
  Outstanding                    1,298,733          1,054,289
                               -----------        -----------
Ending Accumulation Units
  Outstanding                    1,757,764          3,012,427
                               ===========        ===========
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes
   in Units Outstanding (Continued)


The accumulation units           VALIC                                VALIC                                   VALIC
outstanding and analysis of    Company II                           Company II                              Company II
the increase (decrease) in      Small Cap                             Mid Cap                                 Mid Cap
units outstanding as of        Value Fund                           Growth Fund                             Value Fund
December 31, 2006              -----------                          -----------                             -----------
                               Division 36                          Division 37                             Division 38
                               -----------                          -----------                             -----------
Contracts with Mortality and
  Expense Risk Charge of:             1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.45% /(1)/ /(6)/                      1.45% /(1)/
                               -----------                          -----------                             ----------
Accumulation Unit Value          0.4995913                                   --                              1.2323909
Net Assets Attributable to
  Accumulation Units
  Outstanding                   67,209,754                                   --                                100,950
                               ===========                          ===========                             ==========
Accumulation Units Issued       28,671,516                                3,250                                 58,470
Accumulation Units Redeemed    (47,488,949)                             (47,233)                               (37,914)
                               -----------                          -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  (18,817,432)                             (43,983)                                20,557
Beginning Accumulation Units
  Outstanding                  153,359,003                               43,983                                 61,357
                               -----------                          -----------                             ----------
Ending Accumulation Units
  Outstanding                  134,541,571                                   --                                 81,914
                               ===========                          ===========                             ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.80%/(2)/                           1.00% /(2)/ /(3)/ /(4)/ /(5)/(6)       0.75%/(2)/
                               -----------                          -----------                             ----------
Accumulation Unit Value          0.5058051                                   --                              1.8235334
Net Assets Attributable to
  Accumulation Units
  Outstanding                   11,750,694                                   --                             54,554,067
                               ===========                          ===========                             ==========
Accumulation Units Issued       11,471,267                            1,593,083                             12,415,882
Accumulation Units Redeemed    (13,774,605)                         (43,194,503)                            (4,252,168)
                               -----------                          -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (2,303,338)                         (41,601,420)                             8,163,714
Beginning Accumulation Units
  Outstanding                   25,535,001                           41,601,420                             21,755,930
                               -----------                          -----------                             ----------
Ending Accumulation Units
  Outstanding                   23,231,663                                   --                             29,919,644
                               ===========                          ===========                             ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.60% /(2)/                          0.95% /(1)(6)/                         0.95% /(1)/
                               -----------                          -----------                             ----------
Accumulation Unit Value          0.5120789                                   --                              1.6110618
Net Assets Attributable to
  Accumulation Units
  Outstanding                    1,207,477                                   --                                     --
                               ===========                          ===========                             ==========
Accumulation Units Issued        1,673,058                                   --                                     --
Accumulation Units Redeemed     (4,398,788)                                  --                                     --
                               -----------                          -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (2,725,731)                                  --                                     --
Beginning Accumulation Units
  Outstanding                    5,083,720                                   --                                     --
                               -----------                          -----------                             ----------
Ending Accumulation Units
  Outstanding                    2,357,989                                   --                                     --
                               ===========                          ===========                             ==========
Contracts with Mortality and
  Expense Risk Charge of:                                                  0.80%/(2)(6)/                          0.55%/(2)/
                                                                    -----------                             ----------
Accumulation Unit Value                                                      --                              1.8541380
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                                --                              9,533,520
                                                                    ===========                             ==========
Accumulation Units Issued                                               529,655                              3,094,002
Accumulation Units Redeemed                                          (8,940,576)                            (1,196,765)
                                                                    -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                        (8,410,921)                             1,897,237
Beginning Accumulation Units
  Outstanding                                                         8,410,921                              3,244,516
                                                                    -----------                             ----------
Ending Accumulation Units
  Outstanding                                                                --                              5,141,753
                                                                    ===========                             ==========
Contracts with Mortality and
  Expense Risk Charge of:                                                  0.60% /(2)(6)/                         0.35%/(2)/
                                                                    -----------                             ----------
Accumulation Unit Value                                                      --                              1.8853135
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                                --                              1,579,330
                                                                    ===========                             ==========
Accumulation Units Issued                                                85,405                                374,825
Accumulation Units Redeemed                                          (1,197,229)                            (1,231,529)
                                                                    -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                        (1,111,824)                              (856,704)
Beginning Accumulation Units
  Outstanding                                                         1,111,824                              1,694,406
                                                                    -----------                             ----------
Ending Accumulation Units
  Outstanding                                                                --                                837,701
                                                                    ===========                             ==========

                                 VALIC                                VALIC             VALIC
The accumulation units         Company II           VALIC           Company II        Company II
outstanding and analysis of      Capital          Company II          Socially          Money
the increase (decrease) in     Appreciation        Large Cap        Responsible       Market II
units outstanding as of           Fund            Value Fund           Fund              Fund
December 31, 2006              ------------       -----------       -----------       -----------
                               Division 39        Division 40       Division 41       Division 44
                               ------------       -----------       -----------       -----------
Contracts with Mortality and
  Expense Risk Charge of:             1.45% /(1)/       1.45% /(1)/       1.25% /(2)/       1.25% /(2)/
                                ----------        ----------        ----------        ----------
Accumulation Unit Value          1.2774703         1.2650775         1.6151146         1.5697948
Net Assets Attributable to
  Accumulation Units
  Outstanding                      184,129           130,962        87,943,568        97,982,624
                                ==========        ==========        ==========        ==========
Accumulation Units Issued          125,986            66,954        15,890,367        17,059,600
Accumulation Units Redeemed       (134,578)         (112,016)       (7,454,132)       (9,206,345)
                                ----------        ----------        ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (8,591)          (45,062)        8,436,235         7,853,255
Beginning Accumulation Units
  Outstanding                      152,727           148,583        46,018,176        54,569,540
                                ----------        ----------        ----------        ----------
Ending Accumulation Units
  Outstanding                      144,136           103,521        54,454,410        62,422,794
                                ==========        ==========        ==========        ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.75%/(2)/        0.75%/(2)/        1.05%/(2)/        1.05%/(2)/
                                ----------        ----------        ----------        ----------
Accumulation Unit Value          1.8435957         1.7761514         1.6420452         1.5959107
Net Assets Attributable to
  Accumulation Units
  Outstanding                   82,391,200        30,291,513        17,500,821        19,920,868
                                ==========        ==========        ==========        ==========
Accumulation Units Issued       15,166,501         5,727,516         4,402,878         4,669,925
Accumulation Units Redeemed     (7,631,324)       (3,823,920)       (1,929,209)       (2,754,975)
                                ----------        ----------        ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    7,535,177         1,903,597         2,473,669         1,914,950
Beginning Accumulation Units
  Outstanding                   37,159,710        15,152,237         8,184,272        10,567,495
                                ----------        ----------        ----------        ----------
Ending Accumulation Units
  Outstanding                   44,694,888        17,055,833        10,657,941        12,482,445
                                ==========        ==========        ==========        ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.95% /(1)/       0.95% /(1)/       0.85% /(2)/       0.85% /(2)/
                                ----------        ----------        ----------        ----------
Accumulation Unit Value          1.4469540         1.3242249         1.6693387         1.6225305
Net Assets Attributable to
  Accumulation Units
  Outstanding                           --                --         3,639,163         4,568,322
                                ==========        ==========        ==========        ==========
Accumulation Units Issued               --                --           285,041           498,230
Accumulation Units Redeemed             --                --        (3,744,110)       (7,249,176)
                                ----------        ----------        ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                           --                --        (3,459,069)       (6,750,945)
Beginning Accumulation Units
  Outstanding                           --                --         5,639,072         9,566,499
                                ----------        ----------        ----------        ----------
Ending Accumulation Units
  Outstanding                           --                --         2,180,003         2,815,554
                                ==========        ==========        ==========        ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.55%/(2)/        0.55%/(2)/
                                ----------        ----------
Accumulation Unit Value          1.8744600         1.8059069
Net Assets Attributable to
  Accumulation Units
  Outstanding                   13,228,603         8,288,173
                                ==========        ==========
Accumulation Units Issued        3,695,585         2,087,631
Accumulation Units Redeemed     (1,767,587)       (1,251,750)
                                ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    1,927,998           835,880
Beginning Accumulation Units
  Outstanding                    5,129,289         3,753,599
                                ----------        ----------
Ending Accumulation Units
  Outstanding                    7,057,287         4,589,479
                                ==========        ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.35%/(2)/        0.35%/(2)/
                                ----------        ----------
Accumulation Unit Value          1.9059642         1.8362252
Net Assets Attributable to
  Accumulation Units
  Outstanding                      947,535           547,287
                                ==========        ==========
Accumulation Units Issued          182,368           114,894
Accumulation Units Redeemed     (3,074,640)         (927,516)
                                ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (2,892,272)         (812,623)
Beginning Accumulation Units
  Outstanding                    3,389,414         1,110,673
                                ----------        ----------
Ending Accumulation Units
  Outstanding                      497,142           298,050
                                ==========        ==========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes
   in Units Outstanding (Continued)

The accumulation units
outstanding and analysis
of the increase           Vanguard LifeStrategy    Evergreen
(decrease) in units        Conservative Growth   Special Values
outstanding as of               Fund                 Fund
December 31, 2006.        ---------------------  --------------
                              Division 54          Division 55
                          ---------------------  --------------
Contracts with Mortality
  and Expense Risk
  Charge of:                         1.25% /(2)/          1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
                               ----------         ------------
Accumulation Unit Value         1.4998252                   --
Net Assets Attributable
  to Accumulation Units
  Outstanding                  37,391,241                   --
                               ==========         ============
Accumulation Units Issued       6,745,713           14,207,066
Accumulation Units
  Redeemed                     (5,433,992)        (142,486,046)
                               ----------         ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   1,311,721         (128,278,981)
Beginning Accumulation
  Units Outstanding            23,620,566          128,278,981
                               ----------         ------------
Ending Accumulation
  Units Outstanding            24,932,287                   --
                               ==========         ============
Contracts with Mortality
  and Expense Risk
  Charge of:                         1.05%/(2)/           0.80%/(2)/ /(6)/
                               ----------         ------------
Accumulation Unit Value         1.5247775                   --
Net Assets Attributable
  to Accumulation Units
  Outstanding                   6,860,803                   --
                               ==========         ============
Accumulation Units Issued       2,130,266            4,602,736
Accumulation Units
  Redeemed                       (960,973)         (28,459,461)
                               ----------         ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   1,169,293          (23,856,724)
Beginning Accumulation
  Units Outstanding             3,330,251           23,856,724
                               ----------         ------------
Ending Accumulation
  Units Outstanding             4,499,544                   --
                               ==========         ============
Contracts with Mortality
  and Expense Risk
  Charge of:                         0.85% /(2)/          0.60% /(2)/ /(6)/
                               ----------         ------------
Accumulation Unit Value         1.5501881                   --
Net Assets Attributable
  to Accumulation Units
  Outstanding                   1,489,122                   --
                               ==========         ============
Accumulation Units Issued         141,914              430,029
Accumulation Units
  Redeemed                     (2,741,209)          (3,646,422)
                               ----------         ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  (2,599,294)          (3,216,392)
Beginning Accumulation
  Units Outstanding             3,559,902            3,216,392
                               ----------         ------------
Ending Accumulation
  Units Outstanding               960,607                   --
                               ==========         ============
Contracts with Mortality
  and Expense Risk
  Charge of:

Accumulation Unit Value
Net Assets Attributable
  to Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units
  Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation
  Units Outstanding

Ending Accumulation
  Units Outstanding

Contracts with Mortality
  and Expense Risk
  Charge of:

Accumulation Unit Value
Net Assets Attributable
  to Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units
  Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation
  Units Outstanding

Ending Accumulation
  Units Outstanding

The accumulation units
outstanding and analysis
of the increase               Evergreen                                  Evergreen
(decrease) in units       Fundamental Large                             Equity Income
outstanding as of             Cap Fund                                     Fund
December 31, 2006.        -----------------                             -------------
                              Division 56                                 Division 57
                          -----------------                             -------------
Contracts with Mortality
  and Expense Risk
  Charge of:                        1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/         1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
                            ------------                                 -----------
Accumulation Unit Value               --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --                                          --
                            ============                                 ===========
Accumulation Units Issued     23,097,309                                     841,769
Accumulation Units
  Redeemed                  (159,397,105)                                (17,321,547)
                            ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding               (136,299,796)                                (16,479,779)
Beginning Accumulation
  Units Outstanding          136,299,796                                  16,479,779
                            ------------                                 -----------
Ending Accumulation
  Units Outstanding                   --                                          --
                            ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.80%/(2)/ /(6)/                            0.80%/(2)(6)/
                            ------------                                 -----------
Accumulation Unit Value               --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --                                          --
                            ============                                 ===========
Accumulation Units Issued      4,115,317                                     321,149
Accumulation Units
  Redeemed                   (20,760,473)                                 (3,576,240)
                            ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (16,645,156)                                 (3,255,090)
Beginning Accumulation
  Units Outstanding           16,645,156                                   3,255,090
                            ------------                                 -----------
Ending Accumulation
  Units Outstanding                   --                                          --
                            ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.60% /(2)/ /(6)/                           0.60% /(2)/ /(6)/
                            ------------                                 -----------
Accumulation Unit Value               --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --                                          --
                            ============                                 ===========
Accumulation Units Issued        243,210                                      54,948
Accumulation Units
  Redeemed                      (774,229)                                   (387,589)
                            ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (531,019)                                   (332,641)
Beginning Accumulation
  Units Outstanding              531,019                                     332,641
                            ------------                                 -----------
Ending Accumulation
  Units Outstanding                   --                                          --
                            ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:

Accumulation Unit Value
Net Assets Attributable
  to Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units
  Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation
  Units Outstanding

Ending Accumulation
  Units Outstanding

Contracts with Mortality
  and Expense Risk
  Charge of:

Accumulation Unit Value
Net Assets Attributable
  to Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units
  Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation
  Units Outstanding

Ending Accumulation
  Units Outstanding

The accumulation units
outstanding and analysis
of the increase           VALIC Company II     VALIC Company II
(decrease) in units           Core Bond          Strategic Bond
outstanding as of              Fund                 Fund
December 31, 2006.        ----------------     ----------------
                              Division 58        Division 59
                          ----------------     ----------------
Contracts with Mortality
  and Expense Risk
  Charge of:                       1.45% /(1)/          1.45% /(1)/
                             ----------          -----------
Accumulation Unit Value       1.2357705            1.5460591
Net Assets Attributable
  to Accumulation Units
  Outstanding                    22,012              130,005
                             ==========          ===========
Accumulation Units Issued        14,714               56,714
Accumulation Units
  Redeemed                      (54,411)             (78,618)
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (39,697)             (21,904)
Beginning Accumulation
  Units Outstanding              57,510              105,992
                             ----------          -----------
Ending Accumulation
  Units Outstanding              17,813               84,088
                             ==========          ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.95% /(1)/          0.95% /(1)/
                             ----------          -----------
Accumulation Unit Value       1.0899115            1.3028609
Net Assets Attributable
  to Accumulation Units
  Outstanding                        --                   --
                             ==========          ===========
Accumulation Units Issued            --                   --
Accumulation Units
  Redeemed                           --                   --
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                        --                   --
Beginning Accumulation
  Units Outstanding                  --                   --
                             ----------          -----------
Ending Accumulation
  Units Outstanding                  --                   --
                             ==========          ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.75%/(2)/           0.75%/(2)/
                             ----------          -----------
Accumulation Unit Value       1.4122980            1.8598678
Net Assets Attributable
  to Accumulation Units
  Outstanding                72,531,770          189,127,594
                             ==========          ===========
Accumulation Units Issued    30,289,496           37,006,781
Accumulation Units
  Redeemed                   (6,449,695)          (8,373,429)
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                23,839,801           28,633,352
Beginning Accumulation
  Units Outstanding          27,520,001           73,060,919
                             ----------          -----------
Ending Accumulation
  Units Outstanding          51,359,802          101,694,271
                             ==========          ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.55%/(2)/           0.55%/(2)/
                             ----------          -----------
Accumulation Unit Value       1.4359624            1.8910175
Net Assets Attributable
  to Accumulation Units
  Outstanding                 7,227,777           34,785,890
                             ==========          ===========
Accumulation Units Issued     4,471,360           11,495,775
Accumulation Units
  Redeemed                   (3,273,766)          (3,693,764)
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                 1,197,594            7,802,011
Beginning Accumulation
  Units Outstanding           3,835,809           10,593,319
                             ----------          -----------
Ending Accumulation
  Units Outstanding           5,033,403           18,395,330
                             ==========          ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.35%/(2)/           0.35%/(2)/
                             ----------          -----------
Accumulation Unit Value       1.4601490            1.9228436
Net Assets Attributable
  to Accumulation Units
  Outstanding                 7,082,533            3,377,118
                             ==========          ===========
Accumulation Units Issued     1,315,812              859,234
Accumulation Units
  Redeemed                   (4,420,389)            (797,580)
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (3,104,578)              61,654
Beginning Accumulation
  Units Outstanding           7,955,133            1,694,660
                             ----------          -----------
Ending Accumulation
  Units Outstanding           4,850,555            1,756,315
                             ==========          ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes
   in Units Outstanding (Continued)

The accumulation units
outstanding and analysis
of the increase            VALIC Company II
(decrease) in units         High Yield Bond        Janus
outstanding as of               Fund                Fund
December 31, 2006.        -----------------     -----------
                              Division 60       Division 61
                          -----------------     -----------
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.75% /(2)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
Accumulation Unit Value        1.8124758                 --
Net Assets Attributable
  to Accumulation Units
  Outstanding                105,033,772                 --
                             ===========        ===========
Accumulation Units Issued     24,931,288          2,762,662
Accumulation Units
  Redeemed                   (11,215,038)       (66,877,669)
                             -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                 13,716,250        (64,115,007)
Beginning Accumulation
  Units Outstanding           44,238,174         64,115,007
                             -----------        -----------
Ending Accumulation
  Units Outstanding           57,954,424                 --
                             ===========        ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.55%/(2)/         0.80%/(2)/ /(6)/
                             -----------        -----------
Accumulation Unit Value        1.8428182                 --
Net Assets Attributable
  to Accumulation Units
  Outstanding                 16,444,026                 --
                             ===========        ===========
Accumulation Units Issued      6,458,238          1,375,260
Accumulation Units
  Redeemed                    (2,933,984)       (17,266,157)
                             -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  3,524,253        (15,890,897)
Beginning Accumulation
  Units Outstanding            5,399,050         15,890,897
                             -----------        -----------
Ending Accumulation
  Units Outstanding            8,923,303                 --
                             ===========        ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.35%/(2)/         0.60% /(2)/ /(6)/
                             -----------        -----------
Accumulation Unit Value        1.8739220                 --
Net Assets Attributable
  to Accumulation Units
  Outstanding                  1,661,386                 --
                             ===========        ===========
Accumulation Units Issued        802,695             86,179
Accumulation Units
  Redeemed                      (759,048)        (1,444,369)
                             -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     43,647         (1,358,190)
Beginning Accumulation
  Units Outstanding              842,935          1,358,190
                             -----------        -----------
Ending Accumulation
  Units Outstanding              886,582                 --
                             ===========        ===========

The accumulation units
outstanding and analysis
of the increase             AIM Large                                  Credit Suisse
(decrease) in units        Cap Growth                                Small Cap Growth
outstanding as of            Fund                                          Fund
December 31, 2006.        -----------                                ----------------
                          Division 62                                   Division 63
                          -----------                                ----------------
Contracts with Mortality
  and Expense Risk
  Charge of:                     1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/          1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
Accumulation Unit Value            --                                           --
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                           --
                          ===========                                  ===========
Accumulation Units Issued  10,967,326                                   12,321,160
Accumulation Units
  Redeemed                (57,395,962)                                 (62,132,246)
                          -----------                                  -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding             (46,428,636)                                 (49,811,086)
Beginning Accumulation
  Units Outstanding        46,428,636                                   49,811,086
                          -----------                                  -----------
Ending Accumulation
  Units Outstanding                --                                           --
                          ===========                                  ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.80%/(2)/ /(6)/                             0.80%/(2)/ /(6)/
                          -----------                                  -----------
Accumulation Unit Value            --                                           --
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                           --
                          ===========                                  ===========
Accumulation Units Issued   3,533,939                                    1,751,740
Accumulation Units
  Redeemed                (11,052,044)                                 (13,403,657)
                          -----------                                  -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (7,518,105)                                 (11,651,917)
Beginning Accumulation
  Units Outstanding         7,518,105                                   11,651,917
                          -----------                                  -----------
Ending Accumulation
  Units Outstanding                --                                           --
                          ===========                                  ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.60% /(2)/ /(6)/                            0.60% /(2)/ /(6)/
                          -----------                                  -----------
Accumulation Unit Value            --                                           --
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                           --
                          ===========                                  ===========
Accumulation Units Issued     591,349                                    1,213,580
Accumulation Units
  Redeemed                 (5,098,316)                                  (2,305,742)
                          -----------                                  -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (4,506,967)                                  (1,092,162)
Beginning Accumulation
  Units Outstanding         4,506,967                                    1,092,162
                          -----------                                  -----------
Ending Accumulation
  Units Outstanding                --                                           --
                          ===========                                  ===========

The accumulation units
outstanding and analysis
of the increase             MSIF Trust                                   Evergreen
(decrease) in units       Mid Cap Growth                               Special Equity
outstanding as of            Portfolio                                     Fund
December 31, 2006.        --------------                               --------------
                            Division 64                                Division 65
                          --------------                               --------------
Contracts with Mortality
  and Expense Risk
  Charge of:                       1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/         1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
Accumulation Unit Value              --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                        --                                          --
                           ============                                 ===========
Accumulation Units Issued    21,152,948                                   4,247,748
Accumulation Units
  Redeemed                 (132,639,838)                                (41,150,898)
                           ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (111,486,891)                                (36,903,150)
Beginning Accumulation
  Units Outstanding         111,486,891                                  36,903,150
                           ------------                                 -----------
Ending Accumulation
  Units Outstanding                  --                                          --
                           ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.80%/(2)/ /(6)/                            0.80%/(2)/ /(6)/
                           ------------                                 -----------
Accumulation Unit Value              --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                        --                                          --
                           ============                                 ===========
Accumulation Units Issued     6,138,509                                   1,348,473
Accumulation Units
  Redeemed                  (33,610,707)                                 (8,143,232)
                           ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding               (27,472,198)                                 (6,794,758)
Beginning Accumulation
  Units Outstanding          27,472,198                                   6,794,758
                           ------------                                 -----------
Ending Accumulation
  Units Outstanding                  --                                          --
                           ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.60% /(2)/ /(6)/                           0.60% /(2)/ /(6)/
                           ------------                                 -----------
Accumulation Unit Value              --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                        --                                          --
                           ============                                 ===========
Accumulation Units Issued       795,550                                     177,698
Accumulation Units
  Redeemed                   (3,834,805)                                 (2,425,378)
                           ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (3,039,255)                                 (2,247,680)
Beginning Accumulation
  Units Outstanding           3,039,255                                   2,247,680
                           ------------                                 -----------
Ending Accumulation
  Units Outstanding                  --                                          --
                           ============                                 ===========

The accumulation units
outstanding and analysis
of the increase               SIT
(decrease) in units       Small Cap Growth
outstanding as of             Fund
December 31, 2006.        ----------------
                          Division 66
                          ----------------
Contracts with Mortality
  and Expense Risk
  Charge of:                        1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
Accumulation Unit Value               --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --
                            ============
Accumulation Units Issued     19,543,345
Accumulation Units
  Redeemed                  (156,382,265)
                            ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding               (136,838,920)
Beginning Accumulation
  Units Outstanding          136,838,920
                            ------------
Ending Accumulation
  Units Outstanding                   --
                            ============
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.80%/(2)/ /(6)/
                            ------------
Accumulation Unit Value               --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --
                            ============
Accumulation Units Issued      6,292,272
Accumulation Units
  Redeemed                   (36,607,371)
                            ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (30,315,099)
Beginning Accumulation
  Units Outstanding           30,315,099
                            ------------
Ending Accumulation
  Units Outstanding                   --
                            ============
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.60% /(2)/ /(6)/
                            ------------
Accumulation Unit Value               --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --
                            ============
Accumulation Units Issued        668,503
Accumulation Units
  Redeemed                    (3,170,198)
                            ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                 (2,501,695)
Beginning Accumulation
  Units Outstanding            2,501,695
                            ------------
Ending Accumulation
  Units Outstanding                   --
                            ============

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units
outstanding and analysis
of the increase
(decrease) in units                      SIT Mid Cap
outstanding as of                        Growth Fund                             Ariel Fund
December 31, 2006.        -----------                                -----------
                                         Division 67                             Division 68
                          -----------                                -----------
Contracts with Mortality
  and Expense Risk
  Charge of:                     1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value            --                                  1.9710524
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                401,265,425
                          ===========                                ===========
Accumulation Units Issued   5,808,344                                 13,408,947
Accumulation Units
  Redeemed                (44,203,676)                               (58,558,655)
                          -----------                                -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding             (38,395,332)                               (45,149,708)
Beginning Accumulation
  Units Outstanding        38,395,332                                248,747,221
                          -----------                                -----------
Ending Accumulation
  Units Outstanding                --                                203,597,513
                          ===========                                ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.80%/(2)(6)/                              0.80%/(2)/
                          -----------                                -----------
Accumulation Unit Value            --                                  1.9955291
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                 99,911,738
                          ===========                                ===========
Accumulation Units Issued   1,392,819                                 12,038,417
Accumulation Units
  Redeemed                 (6,694,282)                               (14,046,395)
                          -----------                                -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (5,301,462)                                (2,007,978)
Beginning Accumulation
  Units Outstanding         5,301,462                                 52,075,771
                          -----------                                -----------
Ending Accumulation
  Units Outstanding                --                                 50,067,793
                          ===========                                ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                    0.6 0% /(2)(6)/                             0.60% /(2)/
                          -----------                                -----------
Accumulation Unit Value            --                                  2.0202480
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                 19,535,842
                          ===========                                ===========
Accumulation Units Issued     158,356                                  1,826,718
Accumulation Units
  Redeemed                 (1,101,852)                                (4,131,444)
                          -----------                                -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (943,496)                                (2,304,726)
Beginning Accumulation
  Units Outstanding           943,496                                 11,974,748
                          -----------                                -----------
Ending Accumulation
  Units Outstanding                --                                  9,670,021
                          ===========                                ===========

The accumulation units
outstanding and analysis
of the increase                          Ariel                             Lou Holland
(decrease) in units                   Appreciation                           Growth
outstanding as of                         Fund                                Fund
December 31, 2006.        ------------                         -----------
                                      Division 69                          Division 70
                          ------------                         -----------
Contracts with Mortality
  and Expense Risk
  Charge of:                     1.00% /(2)/ /(3)/ /(4)/ /(5)/       1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value     1.7649401                           0.9640232
Net Assets Attributable
  to Accumulation Units
  Outstanding             315,922,030                          21,385,385
                          ===========                          ==========
Accumulation Units Issued  12,041,563                           3,158,185
Accumulation Units
  Redeemed                (54,463,950)                         (9,055,114)
                          -----------                          ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding             (42,422,386)                         (5,896,928)
Beginning Accumulation
  Units Outstanding       221,437,590                          28,082,034
                          -----------                          ----------
Ending Accumulation
  Units Outstanding       179,015,204                          22,185,106
                          ===========                          ==========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.80%/(2)/                          0.80%/(2)/
                          -----------                          ----------
Accumulation Unit Value     1.7868271                           0.9759557
Net Assets Attributable
  to Accumulation Units
  Outstanding              60,312,673                          29,577,799
                          ===========                          ==========
Accumulation Units Issued   8,706,701                          34,753,431
Accumulation Units
  Redeemed                (13,053,212)                         (9,397,331)
                          -----------                          ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (4,346,511)                         25,356,099
Beginning Accumulation
  Units Outstanding        38,100,573                           4,950,398
                          -----------                          ----------
Ending Accumulation
  Units Outstanding        33,754,062                          30,306,497
                          ===========                          ==========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.60% /(2)/                         0.60% /(2)/
                          -----------                          ----------
Accumulation Unit Value     1.8090396                           0.9880973
Net Assets Attributable
  to Accumulation Units
  Outstanding              12,057,300                           1,580,238
                          ===========                          ==========
Accumulation Units Issued   1,202,855                             246,208
Accumulation Units
  Redeemed                 (3,623,299)                           (737,402)
                          -----------                          ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (2,420,444)                           (491,194)
Beginning Accumulation
  Units Outstanding         9,085,472                           2,090,468
                          -----------                          ----------
Ending Accumulation
  Units Outstanding         6,665,028                           1,599,274
                          ===========                          ==========

The accumulation units                     Dreyfus                                  VALIC
outstanding and analysis                 BASIC U.S.                               Company I
of the increase                           Mortgage                                Blue Chip
(decrease) in units                      Securities                                Growth
outstanding as of                           Fund                                    Fund
December 31, 2006.        -----------                                -----------
                                         Division 71                             Division 72
                          -----------                                -----------
Contracts with Mortality
  and Expense Risk
  Charge of:                     1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/       1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value            --                                 0.9308038
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                69,531,005
                          ===========                                ==========
Accumulation Units Issued   1,153,372                                31,013,026
Accumulation Units
  Redeemed                (59,010,306)                               (9,890,150)
                          -----------                                ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding             (57,856,933)                               21,122,876
Beginning Accumulation
  Units Outstanding        57,856,933                                53,581,598
                          -----------                                ----------
Ending Accumulation
  Units Outstanding                --                                74,704,474
                          ===========                                ==========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.80%/(2)(6)/                             0.80%/(2)/
                          -----------                                ----------
Accumulation Unit Value            --                                 0.9423544
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                18,106,079
                          ===========                                ==========
Accumulation Units Issued     735,291                                14,766,813
Accumulation Units
  Redeemed                (10,507,101)                               (7,015,294)
                          -----------                                ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (9,771,810)                                7,751,519
Beginning Accumulation
  Units Outstanding         9,771,810                                11,462,143
                          -----------                                ----------
Ending Accumulation
  Units Outstanding                --                                19,213,662
                          ===========                                ==========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.60% /(2)(6)/                            0.60% /(2)/
                          -----------                                ----------
Accumulation Unit Value            --                                 0.9540965
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                 1,866,101
                          ===========                                ==========
Accumulation Units Issued     120,410                                 1,314,740
Accumulation Units
  Redeemed                 (1,304,739)                               (1,302,391)
                          -----------                                ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (1,184,329)                                   12,349
Beginning Accumulation
  Units Outstanding         1,184,329                                 1,943,533
                          -----------                                ----------
Ending Accumulation
  Units Outstanding                --                                 1,955,883
                          ===========                                ==========

The accumulation units
outstanding and analysis                  VALIC
of the increase                         Company I
(decrease) in units                      Health
outstanding as of                     Sciences Fund
December 31, 2006.        -------------
                                       Division 73
                          -------------
Contracts with Mortality
  and Expense Risk
  Charge of:                      1.00% /(2)/0 /(3)/ /(4)/ /(5)/
Accumulation Unit Value      1.2130038
Net Assets Attributable
  to Accumulation Units
  Outstanding              153,357,214
                           ===========
Accumulation Units Issued   20,746,918
Accumulation Units
  Redeemed                 (30,098,961)
                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding               (9,352,043)
Beginning Accumulation
  Units Outstanding        135,790,336
                           -----------
Ending Accumulation
  Units Outstanding        126,438,293
                           ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                      0.80%/(2)/
                           -----------
Accumulation Unit Value      1.2280068
Net Assets Attributable
  to Accumulation Units
  Outstanding               29,575,822
                           ===========
Accumulation Units Issued   10,771,714
Accumulation Units
  Redeemed                  (6,319,021)
                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                4,452,693
Beginning Accumulation
  Units Outstanding         19,631,720
                           -----------
Ending Accumulation
  Units Outstanding         24,084,413
                           ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                      0.60% /(2)/
                           -----------
Accumulation Unit Value      1.2433091
Net Assets Attributable
  to Accumulation Units
  Outstanding                3,117,394
                           ===========
Accumulation Units Issued    1,046,885
Accumulation Units
  Redeemed                  (1,601,373)
                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                 (554,489)
Beginning Accumulation
  Units Outstanding          3,061,825
                           -----------
Ending Accumulation
  Units Outstanding          2,507,336
                           ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)


                                                                              VALIC
The accumulation units outstanding      VALIC                               Company I
and analysis of the increase          Company I                             Broad Cap
(decrease) in units outstanding as of Value Fund                            Value Fund
December 31, 2006.                    ------------                          -----------
                                      Division 74                           Division 75
                                      ------------                          -----------
    Contracts with Mortality and
      Expense Risk Charge of:         1.00% /(2)/ /(3)/ /(4)/ /(5)/         1.00% /(2)/ /(3)/ /(4)/ /(5)/
    Accumulation Unit Value              1.3868091                           1.1506603
    Net Assets Attributable to
      Accumulation Units
      Outstanding                       65,215,870                          21,410,729
                                      ============                          ==========
    Accumulation Units Issued           40,897,313                          22,095,964
    Accumulation Units
      Redeemed                        (100,627,301)                         (3,486,984)
                                      ------------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                      (59,729,988)                         18,608,980
    Beginning Accumulation
      Units Outstanding                106,759,435                                  --
                                      ------------                          ----------
    Ending Accumulation Units
      Outstanding                       47,029,448                          18,608,980
                                      ============                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.80%/(2)/                            0.80%/(2)/
                                      ------------                          ----------
    Accumulation Unit Value              1.4007538                           1.1531160
    Net Assets Attributable to
      Accumulation Units
      Outstanding                       12,083,063                           4,097,079
                                      ============                          ==========
    Accumulation Units Issued           10,631,953                           4,832,082
    Accumulation Units
      Redeemed                         (13,250,747)                         (1,279,031)
                                      ------------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                       (2,618,794)                          3,553,051
    Beginning Accumulation
      Units Outstanding                 11,244,909                                  --
                                      ------------                          ----------
    Ending Accumulation Units
      Outstanding                        8,626,115                           3,553,051
                                      ============                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.60% /(2)/                           0.60% /(2)/
                                      ------------                          ----------
    Accumulation Unit Value              1.4148361                           1.1556045
    Net Assets Attributable to
      Accumulation Units
      Outstanding                          891,753                             365,537
                                      ============                          ==========
    Accumulation Units Issued              762,657                             428,187
    Accumulation Units
      Redeemed                            (537,777)                           (111,870)
                                      ------------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                          224,880                             316,317
    Beginning Accumulation
      Units Outstanding                    405,407                                  --
                                      ------------                          ----------
    Ending Accumulation Units
      Outstanding                          630,287                             316,317
                                      ============                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:

    Accumulation Unit Value
    Net Assets Attributable to
      Accumulation Units
      Outstanding

    Accumulation Units Issued
    Accumulation Units
      Redeemed

    Increase (Decrease) in
      Accumulation Units
      Outstanding

    Contracts with Mortality and
      Expense Risk Charge of:

    Accumulation Unit Value
    Net Assets Attributable to
      Accumulation Units
      Outstanding

    Accumulation Units Issued
    Accumulation Units
      Redeemed

    Increase (Decrease) in
      Accumulation Units
      Outstanding

                                                                             VALIC
                                        VALIC                              Company I
The accumulation units outstanding    Company I                            Inflation
and analysis of the increase          Large Cap                            Protected
(decrease) in units outstanding as of Core Fund                            Fund
December 31, 2006.                    -----------                          -----------
                                      Division 76                          Division 77
                                      -----------                          -----------
    Contracts with Mortality and
      Expense Risk Charge of:         1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/
    Accumulation Unit Value             1.0973934                           1.0113085
    Net Assets Attributable to
      Accumulation Units
      Outstanding                      89,275,605                          10,159,965
                                      ===========                          ==========
    Accumulation Units Issued         172,171,604                           4,754,543
    Accumulation Units
      Redeemed                        (90,799,232)                         (4,922,218)
                                      -----------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                      81,372,372                            (167,675)
    Beginning Accumulation
      Units Outstanding                        --                          10,214,616
                                      -----------                          ----------
    Ending Accumulation Units
      Outstanding                      81,372,372                          10,046,941
                                      ===========                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.80%/(2)/                           0.80%/(2)/
                                      -----------                          ----------
    Accumulation Unit Value             1.0997537                           1.0154333
    Net Assets Attributable to
      Accumulation Units
      Outstanding                      11,857,953                           1,048,869
                                      ===========                          ==========
    Accumulation Units Issued          25,546,560                           1,028,794
    Accumulation Units
      Redeemed                        (14,764,189)                           (734,179)
                                      -----------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                      10,782,371                             294,615
    Beginning Accumulation
      Units Outstanding                        --                             738,313
                                      -----------                          ----------
    Ending Accumulation Units
      Outstanding                      10,782,371                           1,032,927
                                      ===========                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.60% /(2)/                          0.60% /(2)/
                                      -----------                          ----------
    Accumulation Unit Value             1.1021130                           1.0195761
    Net Assets Attributable to
      Accumulation Units
      Outstanding                         327,348                              50,905
                                      ===========                          ==========
    Accumulation Units Issued             780,492                              46,147
    Accumulation Units
      Redeemed                           (483,474)                           (100,107)
                                      -----------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                         297,019                             (53,960)
    Beginning Accumulation
      Units Outstanding                        --                             103,887
                                      -----------                          ----------
    Ending Accumulation Units
      Outstanding                         297,019                              49,927
                                      ===========                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:

    Accumulation Unit Value
    Net Assets Attributable to
      Accumulation Units
      Outstanding

    Accumulation Units Issued
    Accumulation Units
      Redeemed

    Increase (Decrease) in
      Accumulation Units
      Outstanding

    Contracts with Mortality and
      Expense Risk Charge of:

    Accumulation Unit Value
    Net Assets Attributable to
      Accumulation Units
      Outstanding

    Accumulation Units Issued
    Accumulation Units
      Redeemed

    Increase (Decrease) in
      Accumulation Units
      Outstanding

                                                                                                AIG
                                        VALIC                       VALIC                    SunAmerica
The accumulation units outstanding    Company I                   Company I                  2010 High
and analysis of the increase          VALIC Ultra                 Large Capital              Watermark
(decrease) in units outstanding as of Fund                        Growth Fund                Fund
December 31, 2006.                    -------------               -------------              -----------
                                      Division 78                 Division 79                Division 80
                                      -------------               -------------              -----------
    Contracts with Mortality and
      Expense Risk Charge of:         1.45% /(1)/                  1.45% /(1)/               1.00% /(2)/ /(3)/ /(4)/ /(5)/
    Accumulation Unit Value               0.9313759                  1.1025950                1.0626104
    Net Assets Attributable to
      Accumulation Units
      Outstanding                            17,072                     16,227               26,144,529
                                      =============                ===========               ==========
    Accumulation Units Issued                22,738                     15,030                6,694,532
    Accumulation Units
      Redeemed                               (4,409)                      (313)              (5,771,543)
                                      -------------                -----------               ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                            18,329                     14,717                  922,989
    Beginning Accumulation
      Units Outstanding                          --                         --               23,682,799
                                      -------------                -----------               ----------
    Ending Accumulation Units
      Outstanding                            18,329                     14,717               24,605,788
                                      =============                ===========               ==========
    Contracts with Mortality and      1.00%                        1.00%
      Expense Risk Charge of:         /(2)(3)(4)(5)/               /(2)(3)(4)(5)/            0.80%/(2)/
                                      -------------                -----------               ----------
    Accumulation Unit Value               0.9359979                  1.1128435                1.0665822
    Net Assets Attributable to
      Accumulation Units
      Outstanding                       856,708,869                465,684,809                1,334,053
                                      =============                ===========               ==========
    Accumulation Units Issued         1,099,969,407                489,134,787                  828,330
    Accumulation Units
      Redeemed                         (184,571,045)               (70,621,844)                (576,769)
                                      -------------                -----------               ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                       915,398,362                418,512,943                  251,561
    Beginning Accumulation
      Units Outstanding                          --                         --                  999,213
                                      -------------                -----------               ----------
    Ending Accumulation Units
      Outstanding                       915,398,362                418,512,943                1,250,774
                                      =============                ===========               ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.95% /(1)/                  0.95% /(1)/               0.60% /(2)/
                                      -------------                -----------               ----------
    Accumulation Unit Value               0.9364656                  1.1139310                1.0705621
    Net Assets Attributable to
      Accumulation Units
      Outstanding                                --                         --                   21,703
                                      =============                ===========               ==========
    Accumulation Units Issued                    --                         --                    6,441
    Accumulation Units
      Redeemed                                   --                         --                  (23,196)
                                      -------------                -----------               ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                                --                         --                  (16,755)
    Beginning Accumulation
      Units Outstanding                          --                         --                   37,028
                                      -------------                -----------               ----------
    Ending Accumulation Units
      Outstanding                                --                         --                   20,273
                                      =============                ===========               ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.80%/(2)/                   0.80%/(2)/
                                      -------------                -----------
    Accumulation Unit Value               0.9380116                  1.1173695
    Net Assets Attributable to
      Accumulation Units
      Outstanding                                --                         --
                                      =============                ===========
    Accumulation Units Issued           229,035,966                116,542,768
    Accumulation Units
      Redeemed                          (46,823,085)               (19,563,650)
                                      -------------                -----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                       182,212,881                 96,979,118
                                      =============                ===========
    Contracts with Mortality and
      Expense Risk Charge of:         0.60%/(2)/                   0.60%/(2)/
                                      -------------                -----------
    Accumulation Unit Value               0.9400423                  1.1219375
    Net Assets Attributable to
      Accumulation Units
      Outstanding                                --                         --
                                      =============                ===========
    Accumulation Units Issued            47,109,106                 14,896,415
    Accumulation Units
      Redeemed                          (10,796,640)                (5,971,627)
                                      -------------                -----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                        36,312,466                  8,924,788
                                      =============                ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The
accumulation
units outstanding
and analysis of
the increase
(decrease) in
units outstanding AIG SunAmerica 2015                     AIG SunAmerica 2020
as of               High Watermark                          High Watermark
December 31,            Fund                                    Fund
2006.             -------------------                     -------------------
                      Division 81                             Division 82
                  -------------------                     -------------------
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/           1.00% /(2)/ /(3)/ /(4)/ /(5)/
                      ----------                              ----------
 Accumulation
   Unit Value          1.1254799                               1.1423003
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding        24,025,346                               9,734,743
                      ==========                              ==========
 Accumulation
   Units
   Issued              8,183,884                               3,334,286
 Accumulation
   Units
   Redeemed           (4,394,510)                             (1,308,883)
                      ----------                              ----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding         3,789,373                               2,025,403
 Beginning
   Accumulation
   Units
   Outstanding        17,558,738                               6,497,562
                      ----------                              ----------
 Ending
   Accumulation
   Units
   Outstanding        21,348,111                               8,522,965
                      ==========                              ==========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.80%/(2)/                              0.80%/(2)/
                      ----------                              ----------
 Accumulation
   Unit Value          1.1296885                               1.1465671
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding         1,623,216                               1,026,956
                      ==========                              ==========
 Accumulation
   Units
   Issued                941,942                                 430,166
 Accumulation
   Units
   Redeemed             (238,549)                                (76,225)
                      ----------                              ----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding           703,392                                 353,941
 Beginning
   Accumulation
   Units
   Outstanding           733,478                                      --
                      ----------                              ----------
 Ending
   Accumulation
   Units
   Outstanding         1,436,871                                 353,941
                      ==========                              ==========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.60% /(2)/                             0.60% /(2)/
                      ----------                              ----------
 Accumulation
   Unit Value          1.1338912                               1.1508448
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding            27,073                                   8,809
                      ==========                              ==========
 Accumulation
   Units
   Issued                  3,934                                   3,783
 Accumulation
   Units
   Redeemed             (301,663)                                 (7,338)
                      ----------                              ----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding          (297,728)                                 (3,555)
 Beginning
   Accumulation
   Units
   Outstanding           321,605                                  11,209
                      ----------                              ----------
 Ending
   Accumulation
   Units
   Outstanding            23,876                                   7,654
                      ==========                              ==========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:

 Accumulation
   Unit Value
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding

 Accumulation
   Units
   Issued
 Accumulation
   Units
   Redeemed

 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding

 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:

 Accumulation
   Unit Value
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding

 Accumulation
   Units
   Issued
 Accumulation
   Units
   Redeemed

 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding

The
accumulation
units outstanding
and analysis of
the increase
(decrease) in
units outstanding VALIC Company I                           VALIC Company I
as of             Mid Cap Strategic                       Small Cap Special
December 31,        Growth Fund                             Values Fund
2006.             -----------------                       -----------------
                    Division 83                               Division 84
                  -----------------                       -----------------
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               1.45% /(1)/                             1.00% /(2)/ /(3)/ /(4)/ /(5)/
                     -----------                             -----------
 Accumulation
   Unit Value          1.1764317                               1.1588569
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding               778                             302,145,345
                     ===========                             ===========
 Accumulation
   Units
   Issued                    661                             301,019,353
 Accumulation
   Units
   Redeemed                   --                             (40,275,822)
                     -----------                             -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding               661                             260,743,531
 Beginning
   Accumulation
   Units
   Outstanding                --                                      --
                     -----------                             -----------
 Ending
   Accumulation
   Units
   Outstanding               661                             260,743,531
                     ===========                             ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/           0.80%/(2)/
                     -----------                             -----------
 Accumulation
   Unit Value          1.1873890                               1.1613419
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding       250,652,215                              70,380,911
                     ===========                             ===========
 Accumulation
   Units
   Issued            258,972,028                              70,508,123
 Accumulation
   Units
   Redeemed          (47,850,899)                             (9,905,030)
                     -----------                             -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding       211,121,130                              60,603,093
 Beginning
   Accumulation
   Units
   Outstanding                --                                      --
                     -----------                             -----------
 Ending
   Accumulation
   Units
   Outstanding       211,121,130                              60,603,093
                     ===========                             ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.95% /(1)/                             0.60% /(2)/
                     -----------                             -----------
 Accumulation
   Unit Value          1.1885339                               1.1638418
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding                --                               5,132,735
                     ===========                             ===========
 Accumulation
   Units
   Issued                     --                               7,683,441
 Accumulation
   Units
   Redeemed                   --                              (3,273,275)
                     -----------                             -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding                --                               4,410,166
 Beginning
   Accumulation
   Units
   Outstanding                --                                      --
                     -----------                             -----------
 Ending
   Accumulation
   Units
   Outstanding                --                               4,410,166
                     ===========                             ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.80%/(2)/
                     -----------
 Accumulation
   Unit Value          1.1921987
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding                --
                     ===========
 Accumulation
   Units
   Issued             55,848,085
 Accumulation
   Units
   Redeemed          (11,141,483)
                     -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding        44,706,601
                     ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.60%/(2)/
                     -----------
 Accumulation
   Unit Value          1.1970760
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding                --
                     ===========
 Accumulation
   Units
   Issued              6,514,142
 Accumulation
   Units
   Redeemed           (3,015,412)
                     -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding         3,498,730
                     ===========

The
accumulation
units outstanding
and analysis of
the increase
(decrease) in
units outstanding   VALIC Company I                          VALIC Company I
as of             Small Cap Strategic                      Small Cap Aggressive
December 31,        Growth Fund                                Grwoth Fund
2006.             -------------------                      --------------------
                      Division 85                              Division 86
                  -------------------                      --------------------
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:                1.00% /(2)/ /(3)/ /(4)/ /(5)/            1.00% /(2)/ /(3)/ /(4)/ /(5)/
                      -----------                              -----------
 Accumulation
   Unit Value           1.0536175                                1.0171004
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding        131,659,845                               39,214,520
                      ===========                              ===========
 Accumulation
   Units
   Issued             156,199,433                               49,403,626
 Accumulation
   Units
   Redeemed           (31,229,905)                             (10,845,242)
                      -----------                              -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding        124,969,528                               38,558,384
 Beginning
   Accumulation
   Units
   Outstanding                 --                                       --
                      -----------                              -----------
 Ending
   Accumulation
   Units
   Outstanding        124,969,528                               38,558,384
                      ===========                              ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:                0.80%/(2)/                               0.80%/(2)/
                      -----------                              -----------
 Accumulation
   Unit Value           1.0558830                                1.0192779
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding         34,659,910                                9,736,190
                      ===========                              ===========
 Accumulation
   Units
   Issued              40,070,660                               12,035,065
 Accumulation
   Units
   Redeemed            (7,245,139)                              (2,483,019)
                      -----------                              -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding         32,825,521                                9,552,046
 Beginning
   Accumulation
   Units
   Outstanding                 --                                       --
                      -----------                              -----------
 Ending
   Accumulation
   Units
   Outstanding         32,825,521                                9,552,046
                      ===========                              ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:                0.60% /(2)/                              0.60% /(2)/
                      -----------                              -----------
 Accumulation
   Unit Value           1.0581585                                1.0214733
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding          1,403,668                                  636,009
                      ===========                              ===========
 Accumulation
   Units
   Issued               2,971,938                                1,621,236
 Accumulation
   Units
   Redeemed            (1,645,419)                                (998,597)
                      -----------                              -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding          1,326,519                                  622,639
 Beginning
   Accumulation
   Units
   Outstanding                 --                                       --
                      -----------                              -----------
 Ending
   Accumulation
   Units
   Outstanding          1,326,519                                  622,639
                      ===========                              ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:

 Accumulation
   Unit Value
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding

 Accumulation
   Units
   Issued
 Accumulation
   Units
   Redeemed

 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding

 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:

 Accumulation
   Unit Value
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding

 Accumulation
   Units
   Issued
 Accumulation
   Units
   Redeemed

 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding

The
accumulation
units outstanding
and analysis of
the increase
(decrease) in
units outstanding VALIC Company I
as of               Global Equity
December 31,          Fund
2006.             ---------------
                    Division 87
                  ---------------
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              1.45% /(1)/
                    -----------
 Accumulation
   Unit Value         1.2105673
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding           87,857
                    ===========
 Accumulation
   Units
   Issued               102,558
 Accumulation
   Units
   Redeemed             (29,982)
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding           72,575
 Beginning
   Accumulation
   Units
   Outstanding               --
                    -----------
 Ending
   Accumulation
   Units
   Outstanding           72,575
                    ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              1.00% /(2)/ /(3)/ /(4)/ /(5)/
                    -----------
 Accumulation
   Unit Value         1.2165547
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding      332,452,564
                    ===========
 Accumulation
   Units
   Issued           314,809,125
 Accumulation
   Units
   Redeemed         (41,509,243)
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding      273,299,882
 Beginning
   Accumulation
   Units
   Outstanding               --
                    -----------
 Ending
   Accumulation
   Units
   Outstanding      273,299,882
                    ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              0.95% /(1)/
                    -----------
 Accumulation
   Unit Value         1.2171647
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding               --
                    ===========
 Accumulation
   Units
   Issued                    --
 Accumulation
   Units
   Redeemed                  --
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding               --
 Beginning
   Accumulation
   Units
   Outstanding               --
                    -----------
 Ending
   Accumulation
   Units
   Outstanding               --
                    ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              0.80%/(2)/
                    -----------
 Accumulation
   Unit Value         1.2191858
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding               --
                    ===========
 Accumulation
   Units
   Issued            76,194,409
 Accumulation
   Units
   Redeemed         (13,379,343)
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding       62,815,066
                    ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              0.60% /(2)/
                    -----------
 Accumulation
   Unit Value         1.2218040
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding               --
                    ===========
 Accumulation
   Units
   Issued            22,081,694
 Accumulation
   Units
   Redeemed          (3,539,019)
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding       18,542,675
                    ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

                                                                VALIC Company I
                                                                Global Strategy
The accumulation units outstanding and analysis of the increase     Fund
(decrease) in units outstanding as of December 31, 2006.        ---------------
                                                                Division 88
                                                                ---------------
   Contracts with Mortality and Expense Risk Charge of:                  1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                                          1.2149193
   Net Assets Attributable to Accumulation Units Outstanding      360,689,929
                                                                  ===========
   Accumulation Units Issued                                      333,857,396
   Accumulation Units Redeemed                                    (36,954,903)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding          296,902,494
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                          296,902,494
                                                                  ===========
   Contracts with Mortality and Expense Risk Charge of:                   0.80%/(2)/
                                                                  -----------
   Accumulation Unit Value                                          1.2175317
   Net Assets Attributable to Accumulation Units Outstanding       76,321,823
                                                                  ===========
   Accumulation Units Issued                                       74,361,238
   Accumulation Units Redeemed                                    (11,675,541)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding           62,685,696
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                           62,685,696
                                                                  ===========
   Contracts with Mortality and Expense Risk Charge of:                  0.60% /(2)/
                                                                  -----------
   Accumulation Unit Value                                          1.2201462
   Net Assets Attributable to Accumulation Units Outstanding        6,301,061
                                                                  ===========
   Accumulation Units Issued                                        8,447,026
   Accumulation Units Redeemed                                     (3,282,841)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding            5,164,185
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                            5,164,185
                                                                  ===========

                                                                VALIC Company I
                                                                Foreign Value
The accumulation units outstanding and analysis of the increase     Fund
(decrease) in units outstanding as of December 31, 2006.        ---------------
                                                                Division 89
                                                                ---------------
   Contracts with Mortality and Expense Risk Charge of:                  1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                                          1.2212918
   Net Assets Attributable to Accumulation Units Outstanding      668,359,249
                                                                  ===========
   Accumulation Units Issued                                      609,742,762
   Accumulation Units Redeemed                                    (62,455,267)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding          547,287,495
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                          547,287,495
                                                                  ===========
   Contracts with Mortality and Expense Risk Charge of:                   0.80%/(2)/
                                                                  -----------
   Accumulation Unit Value                                          1.2239106
   Net Assets Attributable to Accumulation Units Outstanding      163,643,201
                                                                  ===========
   Accumulation Units Issued                                      147,852,763
   Accumulation Units Redeemed                                    (14,147,571)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding          133,705,192
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                          133,705,192
                                                                  ===========
   Contracts with Mortality and Expense Risk Charge of:                   0.60% /(2)/
                                                                  -----------
   Accumulation Unit Value                                          1.2265474
   Net Assets Attributable to Accumulation Units Outstanding       13,671,480
                                                                  ===========
   Accumulation Units Issued                                       14,506,903
   Accumulation Units Redeemed                                     (3,360,591)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding           11,146,312
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                           11,146,312
                                                                  ===========

--------
/(1)/ Offered in registered Potentia Product
/(2)/ Offered in Portfolio Director Product
/(3)/ Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/ Funds were closed as of May 29, 2006.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the four years in the period ended December 31, 2006, follows:

                                                     At December 31
                                           ---------------------------------- ----------



                                                   Unit Fair Value             Average
                                           Units      Lowest to    Net Assets Net Assets
                                           (000s)      Highest       (000s)     (000s)
                                           ------- --------------- ---------- ----------
VALIC Company I Capital Conservation Fund,
Division 1
------------------------------------------
2006                                           647 $         5.06  $    3,270 $    3,370
2005                                           710           4.89       3,471      3,686
2004                                           805           4.85       3,901      3,989
2003                                           865           4.71       4,075      4,307
2002                                           993           4.57       4,536      4,292

VALIC Company I Money Market I Fund,
Division 2
------------------------------------
2006                                           514 $         2.89  $    1,488 $    1,634
2005                                           637           2.79       1,779      1,792
2004                                           657           2.75       1,805      1,915
2003                                           735           2.75       2,024      2,793
2002                                         1,288           2.76       3,560      3,886

VALIC Company I Mid Cap Index Fund,
Division 4
-----------------------------------
2006                                       250,494 $1.46 to 11.15  $2,555,661 $2,391,440
2005                                       233,145  1.35 to 10.20   2,171,514  1,933,336
2004                                       214,907   1.22 to 9.15   1,806,400  1,543,301
2003                                       192,477   1.07 to 7.93   1,412,960  1,105,126
2002                                       169,912   0.80 to 5.90     931,354    996,421

VALIC Company I Asset Allocation Fund,
Division 5
--------------------------------------
2006                                        34,238 $ 4.96 to 5.43  $  170,212 $  167,501
2005                                        38,102   4.48 to 4.89     171,347    181,762
2004                                        45,466   4.36 to 4.74     198,651    192,593
2003                                        44,059   4.06 to 4.40     179,689    163,495
2002                                        45,224   3.43 to 3.70     155,648    172,207

VALIC Company I Money Market I Fund,
Division 6
------------------------------------
2006                                       186,929 $ 1.04 to 2.22  $  384,271 $  353,153
2005                                       168,376   1.01 to 2.14     322,035    325,994
2004                                       169,102   1.00 to 2.09     329,953    354,985
2003                                       194,029   1.01 to 2.09     380,465    425,490
2002                                       239,738   1.01 to 2.09     471,250    477,816

VALIC Company I Capital Conservation Fund,
Division 7
------------------------------------------
2006                                        72,949 $ 2.83 to 3.08  $  207,102 $  158,612
2005                                        40,013   2.74 to 2.96     110,122     96,391
2004                                        30,328   2.72 to 2.93      82,661     79,470
2003                                        28,834   2.64 to 2.83      76,312     76,438
2002
                                            29,869   2.56 to 2.74      76,624     69,109

VALIC Company I Government Securities
Fund, Division 8
-------------------------------------
2006                                        35,001 $ 2.83 to 3.08  $   99,642 $  105,383
2005
                                            40,621   2.78 to 3.00     113,302    118,579
2004                                        45,451   2.73 to 2.94     124,294    129,246
2003                                        52,761   2.67 to 2.86     141,390    163,616
2002                                        62,366   2.66 to 2.85     166,699    131,233

VALIC Company I Stock Index Fund, Division
10A
------------------------------------------
2006                                         8,641 $        26.41  $  233,452 $  235,241
2005                                        10,025          23.11     237,030    246,941
2004                                        11,234          22.33     256,852    258,387
2003                                        12,425          20.41     260,143    242,689
2002                                        13,677          16.08     225,569    283,832

VALIC Company I Stock Index Fund, Division
10B
------------------------------------------
2006                                           433 $        44.40  $   19,696 $   19,747
2005                                           500          38.64      19,797     20,921
2004                                           579          37.11      22,044     21,845
2003                                           621          33.70      21,618     20,247
2002                                           690          26.39      18,851     23,176

                                            For the year ended December 31
                                           ------------------------------
                                                                         total
                                                                         Return
                                                                         Lowest
                                           Investment                      to
                                             Income     Expense         Highest/
                                           Ratio /(1)/ Ratio /(2)/        (3)/
                                           ----------  ----------  --------
VALIC Company I Capital Conservation Fund,
Division 1
------------------------------------------
2006                                          1.47%       0.98%       3.48%
2005                                          4.19%       0.99%       0.77%
2004                                          3.56%       1.00%       2.94%
2003                                          3.33%       1.04%       3.09%
2002                                          4.61%       1.00%       7.85%

VALIC Company I Money Market I Fund,
Division 2
------------------------------------
2006                                          4.33%       0.96%       3.58%
2005                                          2.79%       1.04%       1.71%
2004                                          0.82%       1.05%      -0.20%
2003                                          0.63%       1.04%      -0.40%
2002                                          1.24%       1.00%       0.24%

VALIC Company I Mid Cap Index Fund,
Division 4
-----------------------------------
2006                                          0.51%       0.96%       8.38% to 9.32%
2005                                          1.02%       0.96%      10.57% to 11.53%
2004                                          0.84%       0.98%      14.37% to 15.35%
2003                                          0.68%       0.97%      33.16% to 34.31%
2002                                          0.66%       0.98%     -16.14% to -15.41%

VALIC Company I Asset Allocation Fund,
Division 5
--------------------------------------
2006                                          1.60%       0.98%      10.65% to 11.09%
2005                                          2.44%       0.98%       2.68% to 3.09%
2004                                          1.84%       0.99%       7.41% to 7.84%
2003                                          1.87%       0.99%      18.48% to 18.96%
2002                                          2.51%       0.99%     -10.26% to -9.90%

VALIC Company I Money Market I Fund,
Division 6
------------------------------------
2006                                          4.57%       0.96%       3.11% to 4.00%
2005                                          2.76%       0.96%       1.24% to 2.12%
2004                                          0.78%       0.93%      -0.66% to 0.20%
2003                                          0.60%       0.96%      -0.86% to 0.00%
2002                                          1.24%       0.96%      -0.22% to 0.64%

VALIC Company I Capital Conservation Fund,
Division 7
------------------------------------------
2006                                          1.97%       1.03%       3.48% to 3.89%
2005                                          3.81%       0.87%       0.77% to 1.17%
2004                                          3.51%       0.97%       2.94% to 3.35%
2003                                          3.36%       1.03%       3.09% to 3.50%
2002                                                                  7.85% to
                                              4.57%       0.98%           8.28%

VALIC Company I Government Securities
Fund, Division 8
-------------------------------------
2006                                          2.25%       0.97%       2.01% to 2.42%
2005                                                                  1.60% to
                                              3.45%       0.98%           2.00%
2004                                          2.85%       0.99%       2.41% to 2.82%
2003                                          3.08%       0.98%       0.14% to 0.55%
2002                                          4.06%       0.98%      10.92% to 11.36%

VALIC Company I Stock Index Fund, Division
10A
------------------------------------------
2006                                          0.81%       0.99%      14.26%
2005                                          1.48%       0.98%       3.52%
2004                                          1.54%       0.98%       9.41%
2003                                          1.30%       0.97%      26.93%
2002                                          1.14%       1.00%     -23.21%

VALIC Company I Stock Index Fund, Division
10B
------------------------------------------
2006                                          0.82%       0.39%      14.91%
2005                                          1.49%       0.43%       4.11%
2004                                          1.54%       0.37%      10.07%
2003                                          1.30%       0.29%      27.79%
2002                                          1.14%       0.29%     -22.66%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

6. Financial Highlights (Continued)

               At December 31                         For the year ended December 31
     ---------------------------------- ----------------------------------------------------------
             Unit Fair Value                          Investment
     Units      Lowest to    Net Assets  Average Net    Income     Expense    Total Return Lowest to
     (000s)      Highest       (000s)   Assets (000s) Ratio /(1)/ Ratio /(2)/     Highest /(3)/
     ------- --------------- ---------- ------------- ----------  ----------  ----------------------

VALIC Company I Stock Index Fund. Division 10C
----------------------------------------------
2006 827,755 $1.06 to $6.05  $4,663,564  $4,416,739      0.86%       0.95%        13.74% to 14.72%
2005 849,383   0.93 to 5.28   4,169,914   4,093,536      1.47%       0.94%          3.05% to 9.85%
2004 845,578   0.91 to 5.08   4,017,159   3,850,094      1.54%       0.94%         8.91% to 27.43%
2003 846,011   0.83 to 4.62   3,686,006   3,237,578      1.30%       0.94%       26.34% to -22.90%
2002 814,587   0.66 to 3.63   2,794,008   3,218,554      1.15%       0.98%      -23.56% to -12.73%

VALIC Company I Stock Index Fund, Division 10D
----------------------------------------------
2006   2,692 $         9.93  $   26,887  $   26,461      0.83%       0.98%                  14.26%
2005   2,979           8.69      26,034      27,647      1.48%       0.99%                   3.52%
2004   3,467           8.40      29,260      29,060      1.53%       0.97%                   9.41%
2003   3,741           7.68      28,855      26,405      1.30%       0.96%                  26.93%
2002   3,940           6.05      23,946      28,324      1.15%       1.01%                 -23.21%

VALIC Company I International Equities Fund, Division 11
--------------------------------------------------------
2006 463,641 $2.00 to $2.14  $  929,585  $  796,041      1.71%       0.97%        21.84% to 22.33%
2005 394,287   1.64 to 1.75     648,641     520,365      1.81%       0.97%        15.82% to 16.29%
2004 265,712   1.42 to 1.51     376,837     224,399      1.43%       0.98%        16.68% to 17.15%
2003 100,098   1.21 to 1.29     121,879      86,715      1.58%       0.98%        28.35% to 28.86%
2002  78,954   0.95 to 1.00      74,884      84,752      0.33%       0.99%      -19.60% to -19.28%

VALIC Company I Social Awareness Fund, Division 12
--------------------------------------------------
2006  98,760 $1.06 to $4.58  $  424,214  $  394,505      0.74%       0.96%        13.85% to 14.83%
2005 102,370   0.93 to 3.99     384,400     390,447      1.19%       0.97%          2.56% to 3.45%
2004 113,968   0.91 to 3.85     414,408     408,421      1.24%       0.98%          8.99% to 9.93%
2003 119,744   0.84 to 3.50     398,346     349,114      1.00%       0.98%        26.59% to 27.68%
2002 121,648   0.66 to 2.75     318,132     378,702      0.79%       0.98%      -24.55% to -23.90%

VALIC Company I International Government Bond Fund, Division 13
---------------------------------------------------------------
2006  57,640 $2.36 to $2.50  $  136,108  $  137,789      4.04%       0.97%          6.88% to 7.31%
2005  64,324   2.20 to 2.33     142,221     147,764      3.96%       0.97%        -1.60% to -1.20%
2004  69,235   2.24 to 2.36     154,892     148,766      5.09%       0.98%          9.53% to 9.97%
2003  74,424   2.04 to 2.15     152,636     145,118      2.42%       0.98%        18.23% to 18.70%
2002  73,861   1.73 to 1.81     128,024     108,223        --        0.98%        16.22% to 16.68%

VALIC Company I Small Cap Index Fund, Division 14
-------------------------------------------------
2006 287,518 $1.49 to $4.13  $1,124,330  $1,001,724      0.40%       0.96%        16.36% to 17.36%
2005 260,165   1.28 to 3.52     870,870     745,223      0.95%       0.96%          2.76% to 3.65%
2004 201,258   1.25 to 3.40     650,837     502,550      0.84%       0.98%        16.18% to 17.18%
2003 149,874   1.08 to 2.90     416,710     285,486      0.55%       0.97%        44.34% to 45.59%
2002 109,676   0.75 to 1.99     210,172     226,337      0.95%       0.98%      -21.97% to -21.29%

VALIC Company I Core Equity Fund, Division 15
---------------------------------------------
2006 191,812 $2.37 to $2.49  $  455,319  $  471,012      0.65%       0.97%        10.63% to 11.07%
2005 282,887   2.08 to 2.17     585,907     596,629      1.18%       0.98%          6.96% to 7.39%
2004 320,911   1.94 to 2.02     625,526     558,250      1.04%       0.98%        25.53% to 26.03%
2003 339,145   1.55 to 1.60     526,422     629,299      0.84%       0.99%      -22.91% to -22.60%
2002 384,498   2.01 to 2.07     773,821     836,811      0.45%       1.00%      -16.12% to -15.78%

VALIC Company I Growth & Income Fund, Division 16
-------------------------------------------------
2006  55,058 $1.03 to $2.62  $  137,552  $  137,079      0.65%       0.98%        13.68% to 14.66%
2005  65,279   0.91 to 2.29     142,823     153,769      1.18%       0.98%         -0.01% to 0.85%
2004  77,184   0.91 to 2.27     167,042     167,906      0.95%       0.99%         9.11% to 10.05%
2003  93,726   0.83 to 2.06     186,306     162,637      0.67%       0.99%        20.88% to 21.92%
2002  93,866   0.69 to 1.69     153,634     185,496      0.68%       0.99%      -22.66% to -21.99%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

6. Financial Highlights (Continued)

               At December 31                         For the year ended December 31
     ---------------------------------- ----------------------------------------------------------
             Unit Fair Value                          Investment
     Units      Lowest to    Net Assets  Average Net    Income     Expense    total Return Lowest to
     (000s)      Highest       (000s)   Assets (000s) Ratio /(1)/ Ratio /(2)/     Highest/ (3)/
     ------- --------------- ---------- ------------- ----------  ----------  ----------------------
2006 424,261 $0.53 to $2.42  $  981,809  $1,035,644        --        0.96%          4.32% to 5.22%
2005 511,716   0.51 to 2.30   1,129,864   1,177,302        --        0.96%          1.83% to 2.71%
2004 618,736   0.50 to 2.24   1,328,628   1,351,782        --        0.98%         -0.67% to 0.19%
2003 689,182   0.51 to 2.24   1,490,473   1,197,495        --        0.98%        49.28% to 50.57%
2002 654,031   0.34 to 1.49     942,694   1,168,544        --        0.98%      -41.08% to -40.57%

VALIC Company I Small Cap Fund, Division 18
-------------------------------------------
2006 194,385 $2.88 to $3.06  $  561,593  $  601,283        --        0.97%          7.33% to 7.76%
2005 231,549   2.68 to 2.84     616,086     622,771        --        0.97%          6.26% to 6.69%
2004 262,835   2.53 to 2.66     662,328     614,333        --        0.98%        17.83% to 18.30%
2003 302,921   2.14 to 2.25     652,804     548,920        --        0.96%        35.04% to 35.57%
2002 310,040   1.59 to 1.66     494,495     588,767        --        0.96%      -24.15% to -23.84%

Templeton Global Asset Allocation Fund, Division 19 /(8)/
--------------------------------------------------------
2006      -- $   --  to $--  $       --  $  403,978        --        0.49%          7.95% to 8.13%
2005 150,266   2.64 to 2.83     398,848     387,058      3.93%       1.21%          2.57% to 2.98%
2004 145,175   2.57 to 2.74     374,152     321,788      2.96%       1.23%        14.49% to 14.95%
2003 147,399   2.25 to 2.39     334,579     256,788      2.73%       1.19%        30.67% to 31.19%
2002 128,200   1.72 to 1.82     222,713     236,355      1.96%       1.19%        -5.36% to -4.98%

VALIC Company I International Growth I Fund, Division 20
--------------------------------------------------------
2006 258,416 $2.33 to $2.47  $  605,093  $  506,825      1.83%       0.95%        25.12% to 25.62%
2005 219,896   1.86 to 1.96     408,838     390,878      1.35%       0.97%        12.57% to 13.02%
2004 246,624   1.65 to 1.74     407,359     385,156      0.60%       0.98%        14.45% to 14.91%
2003 280,453   1.45 to 1.51     407,377     351,302      1.05%       0.96%        24.17% to 24.67%
2002 288,450   1.16 to 1.21     337,197     394,594      0.98%       0.97%      -19.10% to -18.77%

VALIC Company I Core Value Fund, Division 21
--------------------------------------------
2006 126,790 $1.90 to $2.06  $  242,124  $  233,026      0.82%       0.95%        15.98% to 16.44%
2005 137,303   1.64 to 1.77     225,277     231,100      1.90%       0.96%          3.52% to 3.94%
2004 154,912   1.58 to 1.70     241,354     233,026      1.81%       0.96%        11.68% to 12.13%
2003 164,857   1.42 to 1.52     235,131     201,592      1.48%       0.96%        27.93% to 28.44%
2002 166,167   1.11 to 1.18     185,111     214,063      1.10%       0.96%      -20.38% to -20.06%

Vanguard Long-Term Investment Grade Fund, Division 22
-----------------------------------------------------
2006 116,751 $1.91 to $2.11  $  224,574  $  214,276      5.71%       0.95%          1.83% to 2.24%
2005 114,312   1.87 to 2.06     215,609     209,251      5.34%       0.95%          4.09% to 4.51%
2004 108,313   1.80 to 1.97     195,275     182,470      5.61%       0.96%          7.86% to 8.29%
2003 110,831   1.67 to 1.82     187,005     187,702      5.65%       0.95%          5.20% to 5.62%
2002 106,615   1.59 to 1.73     170,904     144,556      6.27%       0.95%        12.10% to 12.55%

Vanguard Long-Term Treasury Fund, Division 23
---------------------------------------------
2006 147,344 $1.93 to $2.09  $  286,342  $  303,205      4.95%       0.95%          0.73% to 1.13%
2005 173,758   1.92 to 2.07     333,761     317,350      4.84%       0.96%          5.55% to 5.97%
2004 162,227   1.82 to 1.95     295,240     295,301      5.03%       0.97%          6.05% to 6.48%
2003 182,935   1.71 to 1.83     315,279     341,949      4.82%       0.96%          1.65% to 2.06%
2002 199,173   1.68 to 1.80     337,458     267,603      5.22%       0.97%        15.51% to 15.98%

Vanguard Windsor II Fund, Division 24
-------------------------------------
2006 696,334 $2.62 to $2.85  $1,837,638  $1,671,001      2.33%       1.20%        16.78% to 17.25%
2005 702,946   2.25 to 2.43   1,566,299   1,483,284      2.17%       1.20%          5.68% to 6.11%
2004 644,293   2.12 to 2.29   1,372,830   1,183,729      2.11%       1.21%        16.84% to 17.31%
2003 603,232   1.82 to 1.95   1,106,274     895,011      2.37%       1.20%        28.47% to 28.98%
2002 542,194   1.42 to 1.51     773,254     836,093      2.22%       1.21%      -17.90% to -17.57%

Vanguard Wellington Fund, Division 25
-------------------------------------
2006 611,262 $2.47 to $2.73  $1,524,379  $1,384,025      3.09%       1.20%        13.51% to 13.96%
2005 586,360   2.18 to 2.40   1,284,053   1,208,911      2.97%       1.20%          5.50% to 5.92%
2004 552,256   2.06 to 2.26   1,142,920   1,017,473      3.02%       1.21%         9.79% to 10.23%
2003 505,105   1.88 to 2.05     960,010     801,343      2.98%       1.20%        19.25% to 19.73%
2002 443,418   1.58 to 1.71     706,350     702,977      3.28%       1.20%        -8.05% to -7.69%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                           For the year ended December 31
     ------------------------------------  -----------------------------------------------------
                                                         Investment
     Units   Unit Fair Value    Net Assets  Average Net    Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)   Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
     ------- -----------------  ---------- ------------- ----------  ----------  -----------------
2006      -- $  --  to   $  --  $       --  $  546,967        --        0.40%      0.70% to    1.05%
2005 438,965  0.72  to    1.36     559,314     568,259        --        0.95%      8.33% to    9.27%
2004 526,535  0.67  to    1.25     617,991     620,357        --        0.96%      8.50% to    9.44%
2003 626,301  0.62  to    1.14     684,141     608,282        --        0.94%     30.76% to   31.88%
2002 636,710  0.47  to    0.87     528,947     633,606        --        0.95%    -31.63% to  -31.04%

Putnam OTC & Emerging Growth Fund, Division 27 /(8)/
---------------------------------------------------
2006      -- $  --  to   $  --  $       --  $  188,156        --        0.41%      6.07% to    6.43%
2005 300,718  0.57  to    1.29     189,177     194,028        --        0.96%      6.20% to    7.11%
2004 362,619  0.54  to    1.21     214,218     213,954        --        0.97%      6.36% to    7.28%
2003 415,502  0.50  to    0.59     230,486     202,099        --        0.97%     33.16% to   34.31%
2002 411,134  0.38  to    0.44     170,362     204,178        --        0.98%    -33.78% to  -33.20%

Putnam Global Equity Fund, Division 28 /(8)/
-------------------------------------------
2006      -- $  --  to   $  --  $       --  $  376,020        --        0.39%      7.38% to    7.75%
2005 265,050  0.88  to    1.53     373,886     374,697      0.83%       0.94%      7.12% to    8.05%
2004 297,644  0.82  to    1.41     392,170     378,921      0.25%       0.96%     11.90% to   12.86%
2003 342,450  0.73  to    1.25     403,106     345,165      2.39%       0.95%     27.07% to   28.17%
2002 338,386  0.58  to    0.98     311,697     353,447      0.25%       0.96%    -20.31% to  -19.59%

VALIC Company I Large Cap Growth Fund, Division 30 /(8)/
-------------------------------------------------------
2006      -- $  --  to   $  --  $       --  $  324,192      0.18%       0.40%     -1.18% to   -1.02%
2005 300,698  1.12  to    1.21     336,720     362,869      0.61%       0.96%      1.13% to    1.54%
2004 372,247  1.11  to    1.20     411,133     427,053        --        0.96%      4.24% to    4.66%
2003 445,027  1.07  to    1.14     479,482     427,889      0.02%       0.94%     24.83% to   25.33%
2002 451,370  0.86  to    0.91     389,149     479,302      0.04%       0.95%    -28.84% to  -28.56%

American Century Ultra Fund, Division 31 /(8)/
---------------------------------------------
2006      -- $  --  to   $  --  $       --  $  942,108        --        0.41%     -5.34% to   -5.02%
2005 601,775  0.86  to    1.82   1,007,713   1,036,454      0.12%       0.99%      0.64% to    1.50%
2004 681,209  0.86  to    1.80   1,121,768   1,080,945        --        0.99%      9.09% to   10.03%
2003 717,627  0.79  to    1.63   1,083,216     927,828        --        0.97%     24.00% to   25.07%
2002 663,903  0.63  to    1.31     803,599     909,750      0.26%       0.98%    -24.26% to  -23.61%

Templeton Foreign Fund, Division 32 /(8)/
----------------------------------------
2006      -- $  --  to   $  --  $       --  $  676,066        --        0.39%      6.90% to    7.08%
2005 336,992  1.92  to    2.07     645,925     586,347      1.72%       0.95%      9.53% to    9.97%
2004 312,327  1.75  to    1.88     545,727     469,327      2.08%       0.97%     16.96% to   17.43%
2003 293,418  1.50  to    1.60     441,868     345,069      2.19%       0.97%     29.22% to   29.73%
2002 256,119  1.16  to    1.24     298,190     313,014      1.55%       0.98%     -9.55% to   -9.19%

VALIC Company II International Small Cap Equity Fund, Division 33
-----------------------------------------------------------------
2006 275,096 $2.07  to   $2.14  $  569,761  $  383,808      0.50%       0.71%     19.33% to   19.81%
2005 141,743  1.74  to    1.79     245,939      86,678      0.44%       0.70%     28.49% to   29.00%
2004  18,383  1.35  to    1.38      24,572      25,491      1.23%       0.64%     18.44% to   18.92%
2003  19,542  1.14  to    1.16      29,880      22,229      1.10%       0.49%     27.09% to   27.59%
2002  12,981  0.90  to    0.91      17,561      16,756      0.39%       0.41%    -18.02% to  -17.70%

VALIC Company II Small Cap Growth Fund, Division 35
---------------------------------------------------
2006  29,224 $0.90  to   $1.68  $   47,591  $   47,517        --        0.70%      8.41% to    9.62%
2005  28,855  0.83  to    1.53      42,479      41,201        --        0.70%      3.26% to    4.41%
2004  29,634  0.81  to    1.47      42,220      39,933        --        0.66%      9.27% to   10.49%
2003  32,553  0.74  to    1.33      47,451      32,390        --        0.54%     43.69% to   45.29%
2002  21,283  0.51  to    0.91      22,590      23,242        --        0.48%    -33.76% to  -33.02%

VALIC Company II Small Cap Value Fund, Division 36
--------------------------------------------------
2006  64,994 $2.47  to   $2.56  $  161,107  $  112,445      0.57%       0.70%     17.91% to   18.38%
2005  45,167  2.10  to    2.16      87,273      93,033      0.68%       0.68%      5.92% to    6.34%
2004  46,339  1.98  to    2.03      91,703      71,872      0.68%       0.68%     18.48% to   18.96%
2003  34,840  1.67  to    1.71      65,019      48,365      0.44%       0.60%     38.20% to   38.75%
2002  29,222  1.21  to    1.23      40,139      39,413      1.06%       0.61%    -13.13% to  -12.78%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                         For the year ended December 31
     ------------------------------------  --------------------------------------------------
                                            Average   Investment
     Units   Unit Fair Value    Net Assets Net Assets   Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)     (000s)   Ratio /(1)/ Ratio /(2)/  to Highest/ (3)/
     ------- -----------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company II Mid Cap Value Fund, Division 37
------------------------------------------------
2006  46,415 $1.31  to   $1.36   $ 61,039   $ 55,659       --        0.71%     14.21% to   14.66%
2005  43,155  1.15  to    1.18     49,299     46,961       --        0.71%     10.42% to   10.87%
2004  46,181  1.04  to    1.07     47,973     45,888       --        0.69%     11.84% to   12.29%
2003  47,429  0.93  to    0.95     48,029     35,597       --        0.64%     37.41% to   37.96%
2002  33,996  0.68  to    0.69     25,795     25,593       --        0.62%    -30.75% to  -30.48%

VALIC Company II Mid Cap Value Fund, Division 38
------------------------------------------------
2006 122,876 $3.35  to   $3.46   $411,742   $351,099     0.39%       0.70%     15.87% to   16.34%
2005 108,200  2.89  to    2.97    304,188    274,020     0.05%       0.70%      8.59% to    9.02%
2004  90,191  2.66  to    2.73    239,126    188,597     0.18%       0.70%     15.39% to   15.85%
2003  69,024  2.31  to    2.35    165,513    113,095     0.09%       0.65%     42.29% to   42.86%
2002  50,596  1.62  to    1.65     86,275     83,545     0.24%       0.65%    -14.60% to  -14.26%

VALIC Company II Capital Appreciation Fund, Division 39
-------------------------------------------------------
2006   9,377 $0.75  to   $1.27   $  9,438   $ 10,004     0.17%       0.64%      4.09% to    5.25%
2005  11,072  0.72  to    1.21     10,593     10,397     0.06%       0.63%      1.93% to    3.07%
2004  13,388  0.71  to    1.19     12,431     12,892     0.28%       0.55%      7.67% to    8.87%
2003  23,085  0.66  to    0.88     22,193     19,086     0.05%       0.43%     24.13% to   25.52%
2002  21,008  0.53  to    0.70     16,266     18,424       --        0.41%    -31.74% to  -30.98%

VALIC Company II Large Cap Value Fund, Division 40
--------------------------------------------------
2006 141,357 $2.11  to   $2.18   $298,102   $125,597     0.97%       0.70%     17.68% to   18.15%
2005  31,182  1.79  to    1.84     55,688     49,323     1.09%       0.70%      8.05% to    8.48%
2004  27,681  1.66  to    1.70     44,861     40,691     1.36%       0.70%     12.71% to   13.16%
2003  25,244  1.47  to    1.50     40,489     28,289     1.46%       0.62%     26.53% to   27.03%
2002  15,435  1.16  to    1.18     20,534     16,776     1.08%       0.57%    -12.65% to  -12.30%

VALIC Company II Socially Responsible Fund, Division 41
-------------------------------------------------------
2006 331,640 $1.48  to   $1.53   $490,929   $255,910     0.88%       0.71%     14.74% to   15.20%
2005 106,547  1.29  to    1.33    136,627    140,003     1.21%       0.72%      3.31% to    3.72%
2004  75,008  1.25  to    1.28     93,678     35,242     1.40%       0.69%      9.12% to    9.55%
2003   8,150  1.14  to    1.17     14,565     11,685     0.83%       0.33%     27.30% to   27.81%
2002   6,483  0.90  to    0.91      9,891     10,856     0.82%       0.30%    -23.95% to  -23.64%

VALIC Company II Money Market II Fund, Division 44
--------------------------------------------------
2006 185,594 $1.21  to   $1.25   $225,165   $134,616     4.57%       0.70%      3.81% to    4.22%
2005  69,795  1.17  to    1.20     81,819     74,487     2.71%       0.70%      1.96% to    2.37%
2004  57,593  1.15  to    1.18     65,500     70,662     0.83%       0.71%      0.08% to    0.48%
2003  61,977  1.15  to    1.17     74,195     78,751     0.63%       0.68%     -0.13% to    0.27%
2002  67,414  1.15  to    1.17     80,452     67,457     1.24%       0.67%      0.51% to    0.91%

VALIC Company I Growth Fund, Division 45 (CLOSED) /(7)/
------------------------------------------------------
2004      -- $  --  to   $  --   $     --   $  1,722       --        0.98%     -7.77% to   -7.53%
2003   4,118  0.47  to    0.47      1,929      1,490       --        0.95%     22.15% to   22.64%
2002   2,641  0.38  to    0.39      1,012      1,018       --        0.97%    -30.70% to  -30.42%

VALIC Company I Nasdaq-100(R) Index Fund, Division 46
-----------------------------------------------------
2006 160,131 $0.50  to   $0.51   $ 79,992   $ 81,388     0.08%       0.96%      5.60% to    6.02%
2005 183,978  0.47  to    0.48     87,163     86,087     0.13%       0.96%      0.24% to    0.64%
2004 205,478  0.47  to    0.48     96,495     88,901     0.58%       0.97%      8.96% to    9.39%
2003 205,651  0.43  to    0.44     89,189     53,539       --        0.96%     47.79% to   48.39%
2002  85,840  0.29  to    0.30     25,172     22,196       --        0.97%    -38.87% to  -38.63%

Janus Adviser Worldwide Fund, Division 47 /(8)/
----------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 34,840       --        0.39%      1.34% to    1.69%
2005  51,168  0.69  to    1.24     35,315     35,762     0.79%       0.96%      4.54% to    5.44%
2004  58,805  0.66  to    1.18     38,569     38,867     0.35%       0.97%      3.21% to    4.10%
2003  65,101  0.64  to    0.70     41,409     35,671     0.65%       0.96%     21.05% to   22.10%
2002  60,112  0.52  to    0.58     31,428     32,581     0.39%       0.97%    -27.08% to  -26.44%

VALIC Company II Aggressive Growth Lifestyle Fund, Division 48
--------------------------------------------------------------
2006  35,981 $1.23  to   $1.89   $ 65,628   $ 51,931       --        0.71%     12.35% to   13.60%
2005  26,756  1.10  to    1.66     41,368     37,402     1.97%       0.70%     10.28% to   11.51%
2004  23,935  0.99  to    1.49     35,659     34,093     1.13%       0.61%     11.80% to   13.05%
2003  21,229  0.89  to    1.32     33,885     25,898     0.98%       0.53%     27.49% to   28.91%
2002  15,605  0.70  to    1.02     20,691     21,130     0.70%       0.49%    -19.65% to  -18.75%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                         For the year ended December 31
     ------------------------------------  --------------------------------------------------
                                            Average   Investment
     Units   Unit Fair Value    Net Assets Net Assets   Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)     (000s)   Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
     ------- -----------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company II Conservative Growth Lifestyle Fund, Division 49
2006  52,393 $1.28  to   $1.91   $ 96,392   $ 85,239     1.00%       0.71%      9.40% to   10.62%
2005  45,831  1.17  to    1.72     72,955     67,417     1.08%       0.69%      7.12% to    8.31%
2004  40,378  1.09  to    1.59     62,528     55,910     2.02%       0.66%      9.58% to   10.80%
2003  34,144  0.99  to    1.44     55,165     43,357     2.32%       0.55%     21.58% to   22.93%
2002  26,169  0.82  to    1.17     35,814     35,475     2.11%       0.51%    -11.71% to  -10.73%

VALIC Company II Conservative Growth Lifestyle Fund, Division 50
----------------------------------------------------------------
2006  22,047 $1.27  to   $1.84   $ 39,119   $ 35,405       --        0.70%      8.05% to    9.25%
2005  20,165  1.17  to    1.68     31,560     29,879     2.84%       0.69%      4.70% to    5.87%
2004  17,680  1.12  to    1.59     28,401     28,523     2.63%       0.59%      7.55% to    8.75%
2003  15,229  1.04  to    1.46     28,956     23,412     3.17%       0.48%     15.43% to   16.72%
2002  11,160  0.90  to    1.25     19,844     19,502     1.30%       0.45%     -6.41% to   -5.37%

Vanguard LifeStrategy Growth Fund, Division 52
----------------------------------------------
2006  67,292 $1.62  to   $1.67   $109,039   $ 92,358     2.30%       1.19%     14.69% to   15.15%
2005  59,842  1.41  to    1.45     81,292     75,645     2.11%       1.18%      5.56% to    5.98%
2004  53,843  1.33  to    1.37     71,438     59,751     2.22%       1.17%     11.17% to   11.62%
2003  72,257  1.20  to    1.23     87,734     67,293     1.90%       1.01%     26.93% to   27.43%
2002  56,500  0.95  to    0.96     53,967     51,638     2.17%       1.00%    -16.88% to  -16.55%

Vanguard LifeStrategy Moderate Growth Fund, Division 53
-------------------------------------------------------
2006  77,721 $1.57  to   $1.62   $122,075   $109,946     2.86%       1.19%     11.91% to   12.35%
2005  74,704  1.40  to    1.44     98,585     93,800     2.61%       1.16%      4.38% to    4.80%
2004  66,184  1.34  to    1.38     88,307     74,552     2.76%       1.15%      9.19% to    9.63%
2003  87,905  1.23  to    1.26    109,571     85,782     2.50%       0.99%     20.88% to   21.36%
2002  66,576  1.02  to    1.04     68,579     63,609     3.06%       0.97%    -11.44% to  -11.08%

Vanguard LifeStrategy Conservative Growth Fund, Division 54
-----------------------------------------------------------
2006  30,392 $1.50  to   $1.55   $ 45,390   $ 41,738     3.31%       1.20%      9.25% to    9.69%
2005  30,511  1.37  to    1.41     38,881     39,172     2.93%       1.18%      3.16% to    3.57%
2004  27,719  1.33  to    1.36     36,593     31,182     3.06%       1.18%      6.68% to    7.11%
2003  26,983  1.25  to    1.27     33,935     26,284     2.95%       1.09%     15.13% to   15.59%
2002  18,622  1.08  to    1.10     20,319     17,451     3.85%       1.07%     -6.54% to   -6.17%

Evergreen Special Values Fund, Division 55 /(8)/
-----------------------------------------------
2006      -- $  --  to   $  --   $     --   $340,766       --        0.40%     10.02% to   10.20%
2005 155,352  1.98  to    2.04    308,806    262,766     0.90%       0.96%      9.34% to    9.77%
2004 123,345  1.81  to    1.86    222,791    174,070     0.84%       0.97%     18.85% to   19.32%
2003  94,579  1.53  to    1.56    144,741    109,322       --        0.96%     31.48% to   32.00%
2002  81,612  1.16  to    1.18     94,940     85,039       --        0.97%    -14.74% to  -14.40%

Evergreen Fundamental Large Cap Fund, Division 56 /(8)/
------------------------------------------------------
2006      -- $  --  to   $  --   $     --   $169,115     0.09%       0.40%      2.44% to    2.60%
2005 153,476  1.07  to    1.10    164,183    130,097     0.35%       0.98%      6.54% to    6.97%
2004 100,628  1.01  to    1.03    101,040     48,762     0.67%       0.98%      7.69% to    8.12%
2003  24,108  0.93  to    0.95     22,526      8,785     0.14%       0.97%     27.78% to   28.29%
2002   5,506  0.73  to    0.74      4,028      3,378     0.33%       0.96%    -17.80% to  -17.47%

Evergreen Equity Income Fund, Division 57 /(8)/
----------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 24,752     0.24%       0.39%      4.35% to    4.52%
2005  20,068  1.23  to    1.27     24,720     43,787     1.39%       0.98%      2.50% to    2.91%
2004  49,455  1.20  to    1.23     59,178     37,663     1.68%       0.98%      9.03% to    9.47%
2003  15,201  1.10  to    1.12     16,775     11,683     1.78%       0.96%     27.12% to   27.63%
2002  10,654  0.87  to    0.88      9,242      8,754     0.63%       0.97%    -19.73% to  -19.40%

VALIC Company II Core Bond Fund, Division 58
--------------------------------------------
2006  61,262 $1.09  to   $1.46   $ 86,706   $ 61,717     3.87%       0.68%      3.42% to    4.58%
2005  39,368  1.05  to    1.40     49,423     50,952     3.84%       0.65%      0.72% to    1.84%
2004  31,364  1.04  to    1.37     41,882     35,826     4.13%       0.63%      3.28% to    4.43%
2003  20,584  1.15  to    1.31     32,797     30,002     2.98%       0.50%      2.50% to    3.64%
2002  14,616  1.12  to    1.27     24,215     16,882     5.11%       0.44%      7.30% to    8.49%

VALIC Company II Strategic Bond Fund, Division 59
-------------------------------------------------
2006 121,930 $1.30  to   $1.92   $227,069   $182,636     4.17%       0.71%      6.98% to    8.17%
2005  85,455  1.21  to    1.78    147,391    119,144     4.33%       0.72%      3.38% to    4.53%
2004  55,556  1.17  to    1.70     91,514     72,372     5.75%       0.71%      9.01% to   10.23%
2003  34,694  1.28  to    1.54     59,397     39,531     6.41%       0.59%     17.72% to   19.03%
2002  15,765  1.09  to    1.30     25,871     22,407     6.85%       0.53%      5.06% to    6.23%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                         For the year ended December 31
     ------------------------------------  --------------------------------------------------
                                            Average   Investment
     Units   Unit Fair Value    Net Assets Net Assets   Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)     (000s)   Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
     ------- -----------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company II High Yield Bond Fund, Division 60
--------------------------------------------------
2006  67,764 $1.81  to   $1.87   $122,971   $ 99,728     5.56%       0.72%     11.49% to   11.94%
2005  50,480  1.63  to    1.67     82,159     76,176     5.56%       0.72%      6.44% to    6.87%
2004  44,313  1.53  to    1.57     66,980     52,793     9.01%       0.70%     15.02% to   15.48%
2003  35,032  1.33  to    1.36     53,336     35,007     9.60%       0.60%     29.01% to   29.52%
2002  12,604  1.03  to    1.05     18,177     16,063     9.96%       0.49%     -2.56% to   -2.16%

Janus Fund, Division 61 /(8)/
----------------------------
2006      -- $  --  to   $  --   $     --   $ 50,144       --        0.39%      1.31% to    1.48%
2005  81,364  0.62  to    0.63     50,544     50,825     0.07%       0.95%      2.95% to    3.36%
2004  90,682  0.60  to    0.61     54,444     54,164       --        0.96%      3.64% to    4.06%
2003  99,604  0.58  to    0.59     58,035     48,451       --        0.95%     30.40% to   30.92%
2002  87,485  0.45  to    0.45     39,064     41,287       --        0.96%    -28.28% to  -28.00%

AIM Large Cap Growth Fund, Division 62 /(8)/
-------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 19,019       --        0.40%     -0.03% to    0.13%
2005  58,454  0.32  to    0.32     17,433     16,321       --        0.94%      5.95% to    6.36%
2004  53,053  0.30  to    0.30     15,757     14,006       --        0.95%      8.21% to    8.64%
2003  46,900  0.28  to    0.28     12,981      9,818       --        0.95%     29.88% to   30.40%
2002  33,728  0.21  to    0.21      7,175      8,146       --        0.97%    -41.74% to  -41.51%

Credit Suisse Small Cap Growth Fund, Division 63 /(8)/
-----------------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 55,233       --        0.41%      5.25% to    5.42%
2005  62,555  0.81  to    0.83     50,774     53,651       --        0.96%     -4.26% to   -3.88%
2004  68,156  0.85  to    0.86     57,452     51,992       --        0.97%     10.00% to   10.44%
2003  51,941  0.77  to    0.78     40,001     23,372       --        0.95%     44.99% to   45.57%
2002  26,068  0.53  to    0.54     13,837     11,501       --        0.97%    -31.47% to  -31.20%

MSIF Trust Mid Cap Growth Portfolio, Division 64 /(8)/
-----------------------------------------------------
2006       1 $  --  to   $  --   $     --   $126,143       --        0.41%      3.38% to    3.54%
2005 141,998  0.81  to    0.83    115,617     85,448       --        0.95%     16.90% to   17.37%
2004 101,122  0.70  to    0.71     70,176     50,068       --        0.95%     20.48% to   20.97%
2003  68,365  0.58  to    0.58     39,535     24,956       --        0.95%     40.83% to   41.39%
2002  36,766  0.41  to    0.41     15,087     13,180       --        0.96%    -31.70% to  -31.42%

Evergreen Special Equity Fund, Division 65 /(8)/
-----------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 45,179       --        0.41%      4.52% to    4.69%
2005  45,946  0.98  to    1.00     43,270     41,574       --        0.95%      5.94% to    6.36%
2004  47,897  0.92  to    0.94     44,053     42,874       --        0.96%      4.61% to    5.04%
2003  45,184  0.88  to    0.89     39,838     16,735       --        0.95%     50.61% to   51.22%
2002  11,175  0.58  to    0.59      6,548      5,039       --        0.96%    -28.26% to  -27.97%

SIT Small Cap Growth Fund, Division 66 /(8)/
-------------------------------------------
2006      -- $  --  to   $  --   $     --   $135,970       --        0.41%      6.29% to    6.47%
2005 169,656  0.74  to    0.76    126,041     93,457       --        0.95%     17.35% to   17.81%
2004 133,858  0.63  to    0.64     83,848     76,239       --        0.96%      5.73% to    6.15%
2003 122,494  0.60  to    0.61     73,392     52,055       --        0.95%     33.23% to   33.77%
2002  74,745  0.45  to    0.45     33,590     26,090       --        0.96%    -26.96% to  -26.66%

SIT Mid Cap Growth Fund, Division 67 /(8)/
-----------------------------------------
2006      -- $  --  to   $  --   $     --   $ 29,303       --        0.42%      0.85% to    1.01%
2005  44,640  0.66  to    0.67     29,385     22,200       --        0.96%     14.12% to   14.58%
2004  37,107  0.58  to    0.59     21,325     18,374       --        0.97%     15.85% to   16.32%
2003  33,377  0.50  to    0.51     16,666     11,086       --        0.97%     37.13% to   37.68%
2002  17,124  0.36  to    0.37      6,230      5,294       --        0.98%    -35.29% to  -35.03%

Ariel Fund, Division 68
-----------------------
2006 263,335 $1.97  to   $2.02   $519,165   $542,024       --        0.95%      9.25% to    9.69%
2005 312,798  1.80  to    1.84    565,241    567,495     0.30%       0.95%     -0.08% to    0.32%
2004 291,623  1.81  to    1.84    523,918    384,123     0.06%       0.96%     20.75% to   21.24%
2003 200,714  1.50  to    1.51    300,555    216,517       --        0.95%     26.76% to   27.27%
2002 134,358  1.18  to    1.19    158,599    117,091       --        0.96%     -6.13% to   -5.75%

Ariel Appreciation Fund, Division 69
------------------------------------
2006 219,434 $1.76  to   $1.81   $387,982   $400,034     0.04%       0.95%      9.84% to   10.28%
2005 268,624  1.61  to    1.64    432,565    428,952     0.29%       0.96%      1.90% to    2.31%
2004 273,688  1.58  to    1.60    430,032    376,800     0.11%       0.97%     11.98% to   12.43%
2003 246,998  1.41  to    1.43    348,317    259,088       --        0.96%     29.67% to   30.19%
2002 185,582  1.09  to    1.10    201,707    166,704       --        0.96%    -11.25% to  -10.90%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                     At December 31                                   For the year ended December 31
           -----------------------------------------------  --------------------------------------------------
                                                             Average   Investment
            Units         Unit Fair Value        Net Assets Net Assets   Income     Expense    Total Return Lowest
            (000s)        Lowest to Highest        (000s)     (000s)   Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
             ---------    ---------------------  ---------- ---------- ----------  ----------  -----------------
Lou Holland Growth Fund, Division 70
------------------------------------ --   -----  ---------- ---------- ----------  ----------  ------  --  ------
2006          54,091      $0.96      to   $0.99  $   52,523  $ 53,040     0.08%       0.88%      4.19% to    4.60%
2005          35,123       0.93      to    0.94      32,586    33,411     0.00%       0.95%     -1.78% to   -1.39%
2004          35,830       0.94      to    0.96      33,602    28,027     0.31%       0.96%     10.10% to   10.54%
2003          32,200       0.86      to    0.87      27,587    16,962       --        0.96%     26.39% to   26.90%
2002          15,709       0.68      to    0.68      10,642     8,016       --        0.97%    -22.26% to  -21.95%

Dreyfus BASIC U.S. Mortgage Securities Fund, Division 71 /(8)/
-------------------------------------------------------------
2006              --      $  --      to   $  --  $       --  $ 83,491     1.80%       0.39%     -0.98% to   -0.82%
2005          68,813       1.27      to    1.30      87,314    92,323     4.06%       0.96%      2.42% to    2.83%
2004          77,962       1.24      to    1.26      95,777    98,103     4.66%       0.97%      1.78% to    2.19%
2003          83,891       1.22      to    1.23     102,283   104,241     3.85%       0.97%      2.51% to    2.92%
2002          79,578       1.19      to    1.20      94,614    55,679     4.16%       0.97%      7.79% to    8.22%

VALIC Company I Blue Chip Growth Fund, Division 72
--------------------------------------------------
2006          95,874      $0.93      to   $0.95  $   89,448  $ 70,303     0.23%       0.95%      8.36% to    8.79%
2005          66,987       0.86      to    0.88      57,625    49,913     0.15%       0.93%      4.85% to    5.28%
2004          57,056       0.82      to    0.83      48,394    41,821     0.40%       0.95%      7.85% to    8.29%
2003          47,194       0.76      to    0.77      35,897    23,195       --        0.95%     28.18% to   28.70%
2002          26,917       0.59      to    0.60      15,967    15,834       --        0.97%    -25.07% to  -24.76%

VALIC Company I Health Sciences Fund, Division 73
-------------------------------------------------
2006         153,030      $1.21      to   $1.24  $  185,880  $186,065       --        0.96%      7.38% to    7.81%
2005         158,484       1.13      to    1.15     179,167   159,035       --        0.97%     11.91% to   12.35%
2004         161,674       1.01      to    1.03     162,277   144,254       --        0.97%     14.24% to   14.70%
2003         128,392       0.88      to    0.89     113,618    81,562       --        0.96%     35.63% to   36.18%
2002          81,475       0.65      to    0.66      53,144    50,292       --        0.97%    -28.36% to  -28.07%

VALIC Company I Value Fund, Division 74
---------------------------------------
2006          56,286      $1.39      to   $1.41  $   78,054  $147,228     0.95%       0.93%     15.18% to   15.64%
2005         118,410       1.20      to    1.22     154,746    63,923     1.01%       0.78%      5.29% to    5.71%
2004           6,261       1.14      to    1.16      18,880    15,207     0.44%       0.30%     15.14% to   15.60%
2003           3,841       0.99      to    1.00      13,950    11,292     1.14%       0.22%     24.72% to   25.22%
2002           2,127       0.80      to    0.80       9,737     9,874     0.56%       0.10%    -20.37% to  -20.05%

VALIC Company I Broad Cap Value Fund, Division 75 /(6)/
------------------------------------------------------
2006          22,478      $1.15      to   $1.16  $   28,574  $ 17,489     1.56%       0.81%     15.53% to   15.99%
2005              --       1.00      to    1.00       2,492     2,418     0.18%         --       0.00% to    0.00%

VALIC Company I Large Cap Core Fund, Division 76 /(6)/
-----------------------------------------------------
2006          92,452      $1.10      to   $1.10  $  101,149  $ 79,956     1.16%       0.95%     11.38% to   11.83%
2005              --       0.99      to    0.99       2,465     2,417     0.10%         --       0.00% to    0.00%

VALIC Company I Inflation Protected Fund, Division 77 /(4)/
----------------------------------------------------------
2006          11,130      $1.01      to   $1.02  $   16,158  $ 16,374     3.33%       0.68%     -0.59% to   -0.19%
2005          11,057       1.02      to    1.02      16,390    10,892     5.42%       0.52%      1.72% to    2.13%
2004              --       1.00      to    1.00       5,002     4,998     0.15%         --       0.00% to    0.00%

VALIC Company I VALIC Ultra Fund, Division 78 /(6)/
--------------------------------------------------
2006       1,133,942      $0.93      to   $0.94  $1,057,786  $662,673     0.02%       0.94%     -4.76% to   -3.94%
2005              --       0.98      to    0.98       2,448     2,412       --          --       0.00% to    0.00%

VALIC Company I Large Capital Growth Fund, Division 79 /(4)/
-----------------------------------------------------------
2006         524,432      $1.10      to   $1.12  $  581,819  $352,220     0.38%       0.93%      5.69% to    6.60%
2005              --       1.04      to    1.05      10,590    10,032     0.19%         --       3.54% to    4.42%
2004              --       1.01      to    1.01      10,081    10,054     0.01%         --       0.00% to    0.00%

AIG SunAmerica 2010 High Watermark Fund, Division 80 /(5)/
---------------------------------------------------------
2006          25,877      $1.06      to   $1.07  $   27,502  $ 26,647     3.31%       1.05%      5.54% to    5.96%
2005          24,719       1.01      to    1.01      24,851    15,326     3.25%       0.85%      0.00% to    0.00%

AIG SunAmerica 2015 High Watermark Fund, Division 81 /(5)/
---------------------------------------------------------
2006          22,809      $1.13      to   $1.13  $   25,642  $ 22,933     3.46%       1.05%      9.17% to    9.61%
2005          18,614       1.03      to    1.03      19,186    10,516     3.23%       0.84%      0.00% to    0.00%

AIG SunAmerica 2020 High Watermark Fund, Division 82 /(5)/
---------------------------------------------------------
2006           9,426      $1.14      to   $1.15  $   10,772  $  9,246     3.64%       1.05%      9.47% to    9.91%
2005           7,051       1.04      to    1.05       7,357     3,615     3.42%       0.84%      0.00% to    0.00%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                 See Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                        For the year ended December 31
     ------------------------------------  ---------------------------------------------------
                                            Average   Investment
     Units   Unit Fair Value    Net Assets Net Assets   Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)     (000s)   Ratio /(1)/ Ratio /(2)/ to Highest/ (3)/
     ------- -----------------  ---------- ---------- ----------  ----------  ------------------
VALIC Company I Mid Cap Strategic Growth Fund, Division 83 /(4)/
---------------------------------------------------------------
2006 259,327 $1.18  to   $1.20   $307,168   $199,628     0.07%       0.91%     4.56%  to    5.46%
2005      --  1.13  to    1.14     11,422     10,396       --          --     11.45%  to   12.40%
2004      --  1.01  to    1.01     10,102     10,036     0.02%         --      0.00%  to    0.00%

VALIC Company I Small Cap Special Values Fund, Division 84 /(6)/
---------------------------------------------------------------
2006 325,757 $1.16  to   $1.16   $376,054   $222,427     0.93%       0.93%    17.96%  to   18.43%
2005      --  0.98  to    0.98      4,916      4,814     0.12%         --      0.00%  to    0.00%

VALIC Company I Small Cap Strategic Growth Fund, Division 85 /(6)/
-----------------------------------------------------------------
2006 159,122 $1.05  to   $1.06   $166,683   $106,306       --        0.93%     5.87%  to    6.29%
2005      --  1.00  to    1.00      2,490      2,424       --          --      0.00%  to    0.00%

VALIC Company I Small Cap Aggressive Growth Fund, Division 86 /(6)/
------------------------------------------------------------------
2006  48,733 $1.02  to   $1.02   $ 49,519   $ 32,409       --        0.90%     3.76%  to    4.17%
2005      --  0.98  to    0.98      2,453      2,411       --          --      0.00%  to    0.00%

VALIC Company I Global Equity Fund, Division 87 /(6)/
----------------------------------------------------
2006 354,730 $1.21  to   $1.22   $430,266   $248,458     2.17%       0.93%    20.86%  to   21.90%
2005      --  1.00  to    1.00      2,507      2,433     0.08%         --      0.00%  to    0.00%

VALIC Company I Global Strategy Fund, Division 88 /(6)/
------------------------------------------------------
2006 364,752 $1.21  to   $1.22   $442,018   $252,385     2.36%       0.94%    19.92%  to   20.40%
2005      --  1.01  to    1.01      5,070      4,882     0.09%         --      0.00%  to    0.00%

VALIC Company I Foreign Value Fund, Division 89 /(6)/
----------------------------------------------------
2006 692,139 $1.22  to   $1.23   $841,622   $442,935     1.98%       0.94%    20.97%  to   21.46%
2005      --  1.01  to    1.01      2,526      2,439     0.03%         --      0.00%  to    0.00%

--------
/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimburse- ments, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner acc- ounts through the redemption of units and expenses of the underlying fund are excluded.
/(3)/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
/(4)/ Funds commenced operations on December 17, 2004.
/(5)/ Funds commenced operations on February 18, 2005.
/(6)/ Funds commenced operations on December 5, 2005.
/(7)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.
/(8)/ Funds were closed as of May 29, 2006.

                        American Home Assurance Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                        American Home Assurance Company

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                               Table of Contents

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

                        American Home Assurance Company

                         Statements of Admitted Assets

                                Statutory Basis
                       As of December 31, 2006 and 2005
                                (000's Omitted)

 As of December 31,                                        2006        2005
 ------------------                                     ----------- -----------
 Cash and Invested Assets:

    Bonds, at amortized cost (NAIC market
      value: 2006 - $15,146,927; 2005 -
      $9,798,011)                                       $14,844,987 $ 9,663,980

    Stocks:

        Common stocks, at NAIC market value
          (Cost: 2006 - $1,602,207; 2005 -
          $1,575,109)                                     3,304,355   3,190,583
        Preferred stocks, primarily at NAIC
          market value (Cost: 2006 - $577,109;
          2005 - $539,993)                                  587,471     542,438
    Other invested assets, primarily at equity
      (Cost: 2006 - $1,171,367; 2005 -
      $2,109,071)                                         1,509,651   2,261,269
    Securities lending collateral                           203,323     295,591
    Short-term investments, at amortized cost
      (approximates NAIC market value)                      129,196      95,534
    Cash                                                    164,596      22,494
    Receivable for securities                                    --     164,069
                                                        ----------- -----------
           Total Cash and Invested Assets                20,743,579  16,235,958
                                                        ----------- -----------
 Investment income due and accrued                          203,764     234,067
 Agents' balances or uncollected premiums:
    Premiums in course of collection                        955,240     925,573
    Premiums and installments booked but
      deferred and not yet due                              371,971     355,388
    Accrued retrospective premiums                        1,606,389   1,267,421
 Amounts billed and receivable from high
   deductible policies                                       76,370     104,345
 Reinsurance recoverable on loss payments                   488,243     399,204
 Funds held by or deposited with reinsurers                  13,951      23,948
 Deposit accounting assets                                  809,537   1,336,343
 Deposit accounting assets - funds held                      94,279     432,987
 Federal and foreign income taxes recoverable
   from parent                                               63,569     794,462
 Net deferred tax assets                                    421,900     308,507
 Equities in underwriting pools and associations            858,614     577,679
 Electronic data processing equipment, less
   accumulated depreciation                                      --      93,882
 Receivable from parent, subsidiaries and
   affiliates                                             1,484,555   3,189,824
 Other admitted assets                                      179,243     178,400
                                                        ----------- -----------
           Total Admitted Assets                        $28,371,204 $26,457,988
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                Statements of Liabilities, Capital and Surplus

                                Statutory Basis
                       As of December 31, 2006 and 2005
                   (000's Omitted Except Share Information)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses      $12,754,581  $11,620,078
Unearned premium reserves                               4,518,443    4,334,485
Commissions, premium taxes, and other expenses
  payable                                                 183,640      118,273
Reinsurance payable on paid loss and loss adjustment
  expenses                                                308,091      247,937
Funds held by company under reinsurance treaties          228,878      255,848
Provision for reinsurance                                 128,824      210,152
Ceded reinsurance premiums payable, net of ceding
  commissions                                             427,505      431,565
Retroactive reinsurance reserves - assumed                 23,242       32,893
Retroactive reinsurance reserves - ceded                  (61,283)     (65,044)
Deposit accounting liabilities                            172,296      486,910
Deposit accounting liabilities - funds held               703,508    1,006,426
Securities lending payable                                203,323      295,591
Collateral deposit liability                              613,043      505,755
Payable to parent, subsidiaries and affiliates          1,547,586    1,583,699
Payable for securities                                    110,581           --
Other liabilities                                         297,093      343,769
                                                      -----------  -----------
   Total Liabilities                                   22,159,351   21,408,337
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                              25,426       25,426
Capital in excess of par value                          2,779,526    2,779,526
Unassigned surplus                                      3,357,054    2,176,592
Special surplus funds from retroactive reinsurance         49,847       68,107
                                                      -----------  -----------
   Total Capital and Surplus                            6,211,853    5,049,651
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus            $28,371,204  $26,457,988
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

            Statements of Income and Changes in Capital and Surplus

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

For the Years Ended December 31,                          2006         2005
--------------------------------                       ----------  -----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $7,700,011  $ 7,045,820
                                                       ----------  -----------
Underwriting Deductions:
   Losses incurred                                      4,606,481    5,406,410
   Loss adjustment expenses incurred                      803,517    1,098,644
   Other underwriting expenses incurred                 1,825,815    1,584,477
                                                       ----------  -----------
Total Underwriting Deductions                           7,235,813    8,089,531
                                                       ----------  -----------
Net Underwriting Income (Loss)                            464,198   (1,043,711)
                                                       ----------  -----------
Investment Income:
   Net investment income earned                           702,426      630,678
   Net realized capital gains (net of capital
     gains taxes: 2006 - $29,092; 2005 - $20,492)          61,624       38,055
                                                       ----------  -----------
Net Investment Gain                                       764,050      668,733
                                                       ----------  -----------
Net loss from agents' or premium balances
  charged-off                                             (49,762)    (145,742)
Other gain, net of dividends to policyholders              63,978       91,947
                                                       ----------  -----------
Income (Loss) After Capital Gains Taxes and
  Before Federal Income Taxes                           1,242,464     (428,773)
Federal income tax expense (benefit)                      263,263     (243,047)
                                                       ----------  -----------
       Net Income (Loss)                               $  979,201  $  (185,726)
                                                       ==========  ===========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $5,049,651  $ 3,339,340
   Adjustment to beginning surplus                         55,538     (211,984)
                                                       ----------  -----------
Capital and Surplus, as of January 1,                   5,105,189    3,127,356
                                                       ----------  -----------
Changes in Capital and Surplus:
   Net income (loss)                                      979,201     (185,726)
   Change in net unrealized capital gains (net of
     capital gains taxes: 2006 - $121,173; 2005 -
     $13,354)                                             119,660      164,444
   Change in net deferred income tax                      (13,270)     112,728
   Change in non-admitted assets                          (80,352)    (322,775)
   Change in provision for reinsurance                     81,328      166,585
   Paid in capital and surplus                                 --    2,076,780
   Cash dividends to stockholder                               --      (31,732)
   Other surplus adjustments                                1,268           --
   Foreign exchange translation                            18,829      (58,009)
                                                       ----------  -----------
       Total Changes in Capital and Surplus             1,106,664    1,922,295
                                                       ----------  -----------
Capital and Surplus, December 31,                      $6,211,853  $ 5,049,651
                                                       ==========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                            Statements of Cash Flow

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,433,712  $ 7,143,463
 Net investment income                                    787,413      604,156
 Miscellaneous income (expense)                            75,317      (53,776)
                                                      -----------  -----------
    Sub-total                                           7,296,442    7,693,843
                                                      -----------  -----------
 Benefit and loss related payments                      3,520,205    3,809,181
 Commission and other expense paid                      2,401,959    2,171,077
 Dividends paid to policyholders                            1,344          878
 Change in Federal and foreign income taxes              (438,538)      (3,783)
                                                      -----------  -----------
    Net Cash Provided from Operations                   1,811,472    1,716,490
                                                      -----------  -----------
                Cash From Investments

 Proceeds from investments sold, matured, or repaid
    Bonds                                               5,231,792    4,129,223
    Stocks                                              3,211,715    2,795,546
    Other                                               1,646,730    3,042,793
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                        10,090,237    9,967,562
                                                      -----------  -----------
 Cost of investments acquired
    Bonds                                              10,488,316    5,803,573
    Stocks                                              3,180,130    3,071,743
    Other                                                 350,752    3,630,931
                                                      -----------  -----------
    Total Cost of Investments Acquired                 14,019,198   12,506,247
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (3,928,961)  (2,538,685)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock       1,326,780      750,000
 Dividends to stockholder                                      --      (47,598)
 Intercompany receivable and payable, net                 342,735      195,946
 Net deposit on deposit-type contracts and other
   insurance                                              262,411      285,727
 Other                                                    361,327     (332,847)
                                                      -----------  -----------
    Net Cash Provided from Financing Activities         2,293,253      851,228
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments         175,764       29,033

 Cash and Short-term Investments:
    Beginning of year                                     118,028       88,995
                                                      -----------  -----------
    End of Year                                       $   293,792  $   118,028
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., a Delaware corporation.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc., an indirect wholly-owned subsidiary of AIG (formerly known as NHIG Holding Corp.). Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

     December 31,                                     2006        2005
     ------------                                  ----------  ----------
     Net Income (Loss), NY SAP                     $  979,201  $ (185,726)
     State Practices - (Deduction):
        Non-Tabular Discounting                       (21,866)    (31,431)
                                                   ----------  ----------
     Net Income (Loss), NAIC SAP                   $  957,335  $ (217,157)
                                                   ==========  ==========
     Statutory Surplus, NY SAP                     $6,211,853  $5,049,651
     State Prescribed Practices - (Charge):
        Non-Tabular Discounting                      (234,471)   (212,605)
        Regulation 20 - Other reinsurance credits    (133,123)   (208,499)
        Regulation 20 - Parental letter of credit    (383,651)   (400,458)
        EDP equipment and software                         --     (93,881)
                                                   ----------  ----------
     Total State Prescribed Practices                (751,245)   (915,443)
                                                   ----------  ----------
     Statutory Surplus, NAIC SAP                   $5,460,608  $4,134,208
                                                   ==========  ==========

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $131,697. In addition, the Superintendent has permitted the Company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2006 amounted to $251,881.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $160,750 and $165,005, respectively. Mortgage-backed securities

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

       include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 20.1%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,606,389 and $1,267,421, respectively, net of non-admitted premium balances of $55,203 and $3,084, respectively.

   For the years ended December 31, 2006 and 2005, $684,635 and $510,615 of net written premiums were subject to retrospective rating features and amounted to 8.7% and 7.4% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insurers the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,676,681 and $1,671,598, as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's tabular discount amounted to $238,180 and $184,289, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,676,681 and $1,671,598 as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's non-tabular discount amounted to $234,471 and $212,605, respectively, all of which were applied against the Company's case reserves.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, EDP equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $21,036 and $24,616, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $107,392 and $88,562, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $55,538 and ($211,984) as of December 31, 2005 and 2004, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on policyholder surplus as of January 1, 2006 and 2005 is as follows:

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2005                                       $5,049,651

Correction of Error Adjustments:
   Asset admissibility                                                 (3,482)
   Foreign translation adjustment                                     102,290
   Federal income taxes                                               (43,270)
                                                                   ----------
       Total Correction of Error Adjustments                           55,538
                                                                   ----------
Balance at January 1, 2006, as Adjusted                            $5,105,189
                                                                   ==========

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2004, as Amended                           $3,339,340

Correction of Error Adjustments:
   Asset realization                                                 (229,448)
   Revenue recognition                                                (65,075)
   Federal income taxes                                                82,539
                                                                   ----------
       Total Correction of Error Adjustments                         (211,984)
                                                                   ----------
Balance at January 1, 2005, as Adjusted                            $3,127,356
                                                                   ==========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain receivables for high deductible policies should have been non-admitted.

Foreign Translation Adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income tax expense is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2006 and 2005.

                                             2006                   2005
                                    ----------------------- ---------------------
                                     Carrying   Statutory    Carrying  Statutory
As of December 31,                    Amount    Fair Value    Amount   Fair Value
------------------                  ----------- ----------- ---------- ----------
Assets:
   Bonds                            $14,844,987 $15,146,927 $9,663,980 $9,798,011
   Common stocks                      3,304,355   3,684,898  3,190,583  3,592,207
   Preferred stocks                     587,471     588,334    542,438    541,945
   Other invested assets              1,509,651   1,509,651  2,261,269  2,261,269
   Securities lending collateral        203,323     203,323    295,591    295,591
   Cash and short-term investments      293,792     293,792    118,028    118,028
   Receivable for securities                 --          --    164,069    164,069

Liabilities:
   Securities lending payable       $   203,323 $   203,323 $  295,591 $  295,591
   Collateral deposit liability         613,043     613,043    505,755    505,755
   Payable for securities               110,581     110,581         --         --

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows: The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.


--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

The carrying value of all other financial instruments approximates fair value.

The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                                             Gross      Gross
                                                                                Amortized  Unrealized Unrealized    NAIC *
                                                                                  Cost       Gains      Losses   Market Value
                                                                               ----------- ---------- ---------- ------------
As of December 31, 2006

   U.S. governments                                                            $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments                                                         1,195,804     5,207     3,017     1,197,994
   States, territories and possessions                                           2,320,995    45,984       928     2,366,051

   Political subdivisions of states, territories and possessions                 3,319,677    79,061       796     3,397,942
   Special revenue and special assessment obligations and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    7,052,116   172,223     1,204     7,223,135
   Public utilities                                                                 45,542       186       460        45,268
   Industrial and miscellaneous                                                    579,034    10,772     4,345       585,461
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2006                                    $14,844,987  $315,261   $13,321   $15,146,927
                                                                               ===========  ========   =======   ===========
As of December 31, 2005

   U.S. governments                                                            $   339,230  $  1,331   $ 4,491   $   336,070
   All other governments                                                         1,030,463     5,491     4,015     1,031,939
   States, territories and possessions                                           1,437,180    25,194     4,641     1,457,733
   Political subdivisions of states, territories and possessions                 1,971,726    34,761     2,780     2,003,707
   Special revenue and special assessment obligation and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    4,242,687    78,602     6,193     4,315,096
   Public utilities                                                                 46,234       634       226        46,642
   Industrial and miscellaneous                                                    596,460    13,179     2,815       606,824
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2005                                    $ 9,663,980  $159,192   $25,161   $ 9,798,011
                                                                               ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $15,167,455 and $9,818,483, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The amortized cost and NAIC market values* of bonds at December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                 2006                    2005
                                       ------------------------ -----------------------
                                        Amortized     NAIC *    Amortized     NAIC *
As of December 31,                        Cost     Market Value   Cost     Market Value
------------------                     ----------- ------------ ---------- ------------
Due in one year or less                $   981,727 $   981,280  $  957,757  $  954,751
Due after one year through five years      780,263     782,785     855,048     857,130
Due after five years through ten years  10,452,785  10,679,977   6,253,720   6,338,300
Due after ten years                      2,474,294   2,542,135   1,435,025   1,482,825
Mortgaged-backed securities                155,918     160,750     162,430     165,005
                                       ----------- -----------  ----------  ----------
   Total Bonds                         $14,844,987 $15,146,927  $9,663,980  $9,798,011
                                       =========== ===========  ==========  ==========

During 2006 and 2005, proceeds from the sales of the Company's bonds amounted to $4,370,165 and $3,278,300, respectively. During 2006 and 2005, the Company realized gross gains of $6,407 and $31,404, and gross losses of $21,502 and $17,304, respectively, related to these sales.

During 2006 and 2005, proceeds from the sales of the Company's equity investments amounted to $3,151,915 and $2,703,032, respectively. Gross gains of $222,465 and $132,690 and gross losses of $105,248 and $91,050 were realized on those sales in 2006 and 2005, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The cost or amortized cost and NAIC market values* of the Company's common and preferred stocks as of December 31, 2006 and 2005 are set forth in the table below:

                                           December 31, 2006
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  610,842 $1,517,992  $60,010   $2,068,824 $2,068,824
   Non-affiliated           991,365    266,605   22,439    1,235,531  1,235,531
                         ---------- ----------  -------   ---------- ----------
       Total             $1,602,207 $1,784,597  $82,449   $3,304,355 $3,304,355
                         ---------- ----------  -------   ---------- ----------
Preferred Stocks:

   Affiliated            $       -- $       --  $    --   $       -- $       --
   Non-affiliated           577,109     11,225       --      588,334    587,471
                         ---------- ----------  -------   ---------- ----------
       Total             $  577,109 $   11,225  $    --   $  588,334 $  587,471
                         ========== ==========  =======   ========== ==========

                                           December 31, 2005
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  602,396 $1,521,619  $ 68,346  $2,055,669 $2,055,669
   Non-affiliated           972,712    198,989    36,787   1,134,914  1,134,914
                         ---------- ----------  --------  ---------- ----------
       Total             $1,575,108 $1,720,608  $105,133  $3,190,583 $3,190,583
                         ========== ==========  ========  ========== ==========
Preferred Stocks:

   Affiliated            $       -- $       --  $     --  $       -- $       --
   Non-affiliated           539,993     10,710     8,758     541,945    542,438
                         ---------- ----------  --------  ---------- ----------
       Total             $  539,993 $   10,710  $  8,758  $  541,945 $  542,438
                         ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $0 and $(572), respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                            12 Months          Greater than
                                                             or Less             12 Months              Total
                                                      --------------------- ------------------- ---------------------
                                                        Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses    Value     Losses     Value      Losses
-------------------------                             ---------- ---------- -------- ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $  101,082  $   767   $ 73,937  $ 1,804   $  175,019  $  2,571
   All Other Governments                                 683,798    1,753     57,405    1,264      741,203     3,017
   States, territories and possessions                   135,854      161     64,833      767      200,687       928
   Political subdivisions of states, territories and
     possessions                                          80,117      277     35,991      519      116,108       796
   Special revenue                                       289,115      808     39,210      396      328,325     1,204
   Public utilities                                        1,236       14     18,342      446       19,578       460
   Industrial and miscellaneous                           68,790      458    108,020    3,887      176,810     4,345
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         1,359,992    4,238    397,738    9,083    1,757,730    13,321
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $1,549,754  $33,802   $680,990  $61,968   $2,230,744  $ 95,770
                                                      ==========  =======   ========  =======   ==========  ========
As of December 31, 2005:

   U. S. Governments                                  $  263,575  $ 3,780   $ 14,643  $   711   $  278,218  $  4,491
   All Other Governments                                 831,441    3,520     19,830      495      851,271     4,015
   States, territories and possessions                   368,996    3,419     51,889    1,222      420,885     4,641
   Political subdivisions of states, territories and
     possessions                                         380,044    2,347     23,929      433      403,973     2,780
   Special revenue                                       549,541    4,212     72,215    1,981      621,756     6,193
   Public utilities                                       16,300      188      1,661       38       17,961       226
   Industrial and miscellaneous                          115,026    2,247     14,784      568      129,810     2,815
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         2,524,923   19,713    198,951    5,448    2,723,874    25,161
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          421,479   31,543    215,755   73,590      637,234   105,133
   Preferred Stock                                       276,755    6,666     40,807    2,092      317,562     8,758
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          698,234   38,209    256,562   75,682      954,796   113,891
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $3,223,157  $57,922   $455,513  $81,130   $3,678,670  $139,052
                                                      ==========  =======   ========  =======   ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

     a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

     b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     c. In the opinion of Company's management, it is probable that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $17,934 and $972, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $776 and $2,542, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

   For the Years Ended December 31,                              2006   2005
   --------------------------------                             ------ ------
   Grshm Global Investment Fund ll K4                           $2,559 $   --
   Morgan Stanley III                                               --  1,684
   Items less than $1.0 million                                  1,051     11
                                                                ------ ------
      Total                                                     $3,610 $1,695
                                                                ====== ======

As of December 31, 2006 and 2005, securities with a market value of $199,380 and $289,449, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,565,608 and $2,270,251 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represented the Company's entire investment in life settlements and were

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

accounted for as collateral loans in accordance with SSAP No. 21, entitled Other Admitted Assets. The admitted value of the loans were not in excess of the cost (including capitalization of interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans was at least equal to the outstanding amount of such loans. On June 29, 2006, the Company entered into a transaction that was not objected to by the Insurance Department of the State of New York which resulted in the satisfaction of the loans. As of December 31, 2006, the Company has no collateralized loans.

During 2006 and 2005, included in Net Investment Income Earned were investment expenses of $7,329 and $7,139, respectively, and interest expense of $98,741 and $77,243, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                       2006          2005
                                                   ------------  -----------
   Reserves for Losses and LAE, Beginning of Year  $ 11,620,078  $ 9,357,799

   Adjustments for prior period corrections                  --     (165,738)
   Incurred losses and LAE related to:
      Current accident year                           5,343,020    5,111,414
      Prior accident years                               66,978    1,393,640
                                                   ------------  -----------
          Total Incurred Losses and LAE               5,409,998    6,505,054
                                                   ------------  -----------
   Paid losses and LAE related to:
      Current accident year                          (1,265,788)  (1,284,778)
      Prior accident years                           (3,009,707)  (2,792,259)
                                                   ------------  -----------
          Total Paid Losses and LAE                  (4,275,495)  (4,077,037)
                                                   ------------  -----------
   Reserves for Losses and LAE, as of December 31, $ 12,754,581  $11,620,078
                                                   ============  ===========

During 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $66,978 and $1,393,640, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005 (see
Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,524 and $188,050, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly known as
     Birmingham Fire Insurance Company of
     Pennsylvania)                                     19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   American International Underwriters Overseas,
     Limited                                              --       67.0%
   New Hampshire Insurance Company (NHIC)              23481       12.0%
   National Union                                      19445       11.0%
   American Home Assurance Company (AHAC)              19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premiums and funds withheld, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premiums and funds withheld are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $858,614 and $581,410, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $778,277 $622,815
   Unearned premium reserves                                337,926  284,060
   Funds held                                                17,712   15,740

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $32,575 and $25,858, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

                                                                Date   Policyholder   Invested   Estimated Policyholder
Guaranteed Company                                             Issued  Obligations     Assets      Loss      Surplus
------------------                                            -------- ------------ ------------ --------- ------------
AIG Hawaii Insurance Company, Inc.                            11/05/97 $     95,738 $    162,307    $--    $    69,612
American International Insurance Company                      11/05/97      335,804      785,981     --        357,830
AIG Mexico Seguros Interamericana, S.A. de C.V.               12/15/97       93,868       87,395     --         78,395
American International Insurance Company of California,
  Inc.                                                        12/15/97      144,248       56,694     --         22,827
American International Insurance Company of New Jersey        12/15/97      109,426       55,929     --         29,210
AIG Advantage Insurance Company(formerly Minnesota
  Ins. Co.)                                                   12/15/97       34,592       52,177     --         21,703
Landmark Insurance Company, Limited                         * 03/02/98      423,761      521,339     --        114,836
AIG Europe S.A.                                               03/02/98    2,278,448    1,211,630     --      1,363,948
AIG Edison Life Insurance Company                             09/15/98   20,854,923   21,353,910     --      1,348,668
AIG SunAmerica Life Assurance Company                   (+) * 01/04/99    4,239,331    4,576,100     --        797,911
First SunAmerica Life Insurance Company                     * 01/04/99    4,547,648    4,914,123     --        397,499
SunAmerica Life Insurance Company                       (+) * 01/04/99   35,545,269   46,184,379     --      4,557,590
AIG Europe (Netherlands) N.V.                                 11/01/02      606,697      151,940     --        167,456
American General Life Insurance Company                 (+)   03/03/03   23,712,805   26,595,082     --      2,575,981
American General Life and Accident Insurance Company          03/03/03    7,644,336    8,687,269     --        563,418
The United States Life Insurance Company of the City of
  NY                                                          03/03/03    3,374,806    3,972,505     --        426,210
The Variable Annuity Life Insurance Company             (+)   03/03/03   29,499,828   34,152,961     --      3,726,128
AIG Czech Republic Posjistovna, A.S.                          03/03/03       16,701       24,897     --         23,910
Lloyds Syndicate 1414                                         12/15/04      944,323      864,322     --        108,634
                                                                       ------------ ------------    ---    -----------
   Total Guarantees                                                    $134,502,552 $154,410,940    $--    $16,751,766
                                                                       ============ ============    ===    ===========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
*  The guaranteed company is also backed by a support agreement issued by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


D. Investments in Affiliates

   As of December 31, 2006 and 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2006       2006       2006
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   69,612  $  9,783
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     401,018    69,103
    American International Realty
      Corporation                    31.47%    29,581      44,044    18,696
    Eastgreen, Inc.                  13.42%    12,804      14,222       287
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445       2,816   (18,531)
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     9,463       2,442     1,425
    American International Life
      Assurance Company              22.48%    70,387     157,619     1,090
    American International
      Insurance Company              25.00%    25,000      89,457    13,559
    AIG Claim Service, Inc.          50.00%    48,962      46,675   (12,204)
    Transatlantic Holdings, Inc.     33.34%    34,055   1,048,323   (86,094)
    21st Century Insurance Group     16.65%   240,668     192,596    16,041
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $610,842  $2,068,824  $ 13,155
                                             ========  ==========  ========

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2005       2005       2005
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   59,829  $ (2,590)
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     331,915    63,241
    American International Realty
      Corporation                    31.47%    29,581      25,348    (1,932)
    Eastgreen, Inc.                  13.42%    12,804      13,935       355
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445      21,347         4
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     1,017       1,017        --
    American International Life
      Assurance Company              22.48%    70,387     156,529    20,123
    American International
      Insurance Company              25.00%    25,000      75,898     4,380
    AIG Claim Service, Inc.          50.00%    48,963      58,879     2,350
    Transatlantic Holdings, Inc.     33.34%    34,055   1,134,417    90,652
    21st Century Insurance Group     16.65%   240,667     176,555    28,153
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $602,396  $2,055,669  $204,736
                                             ========  ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The Company has ownership interests in certain affiliated real estate holding companies.

   The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,032,694 and $912,569, respectively.

E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluded reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005.

                                           Assets Received      Assets Transferred
                                            by the Company        by the Company
                                        ---------------------- ---------------------
Date of      Explanation of    Name of  Statement              Statement
Transaction   Transaction     Affiliate   Value    Description   Value   Description
----------- ----------------- --------- ---------- ----------- --------- -----------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash        $--        n/a
06/29/2006  Loan Satisfaction    AIRCO  $  239,966    Cash        $--        n/a

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2006 and 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                          2006     2005
   --------------------------------                        -------- --------
   AIG Technology, Inc.                                    $ 24,562 $ 26,700
   AIG Global Investment Corp.                                6,047    4,565
   AIG Domestic Claims, Inc.                                117,231  110,589
                                                           -------- --------
      Total                                                $147,840 $141,854
                                                           ======== ========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $100,915 and $73,379, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2006 and 2005 amounted to $63,569 and $794,462, respectively.

   During 2005, the Company sold $191,606 of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436. There were no premium receivable sales in 2006.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

    As of December 31,                                    2006       2005
    ------------------                                 ---------- ----------
    AIG (see Note 11)                                  $       -- $1,326,780
    Balances with pool member companies                 1,434,952  1,768,006
    Balances with less than 0.5% of admitted assets        49,603     95,038
                                                       ---------- ----------
    Receivable from Parent, Subsidiaries and
      Affiliates                                       $1,484,555 $3,189,824
                                                       ========== ==========
    Balances with pool member companies                $1,449,305 $1,549,731
    Balances with less than 0.5% of admitted assets        98,281     33,968
                                                       ---------- ----------
    Payable to Parent, Subsidiaries and Affiliates     $1,547,586 $1,583,699
                                                       ========== ==========

Note 6 - Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended
December 31,                            2006                     2005
-------------------            ----------------------- -----------------------
                                 Written     Earned      Written      Earned
                               ----------- ----------- ----------- -----------
Direct premiums                $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
Reinsurance premiums
  assumed:
   Affiliates                   11,336,822  11,001,341  11,104,687  11,235,985
   Non-affiliates                   48,750     243,681      23,903    (176,461)
                               ----------- ----------- ----------- -----------
       Gross Premiums           18,900,079  18,425,282  17,651,509  17,278,785
                               ----------- ----------- ----------- -----------
Reinsurance premiums
  ceded:
   Affiliates                    9,833,954   9,534,749   9,252,497   9,022,390
   Non-affiliates                1,182,156   1,190,522   1,247,759   1,210,575
                               ----------- ----------- ----------- -----------
       Net Premiums            $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
                               =========== =========== =========== ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance    Ceded Reinsurance            Net
                   --------------------- --------------------- ---------------------
                    Unearned              Unearned              Unearned
                    Premium   Commission  Premium   Commission  Premium    Commission
                    Reserves    Equity    Reserves    Equity    Reserves     Equity
                   ---------- ---------- ---------- ---------- ----------  ----------
December 31, 2006
   Affiliates      $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates      11,551     1,399     496,499    54,641    (484,948)   (53,242)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
                   ==========  ========  ==========  ========  ==========   ========
December 31, 2005
   Affiliates      $5,444,204  $663,323  $3,544,901  $413,904  $1,899,303   $249,419
   Non-affiliates       6,481       790     504,864    58,948    (498,383)   (58,158)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,450,685  $664,113  $4,049,765  $472,852  $1,400,920   $191,261
                   ==========  ========  ==========  ========  ==========   ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned     Paid    Reserves for
                                            Premium   Losses and  Losses and
                                            Reserves     LAE         LAE
                                           ---------- ---------- ------------
  December 31, 2006
     Affiliates                            $3,844,106  $ 82,387  $14,899,524
     Non-Affiliates                           496,499   405,856    2,873,315
                                           ----------  --------  -----------
     Total                                 $4,340,605  $488,243  $17,772,839
                                           ==========  ========  ===========
  December 31, 2005
     Affiliates                            $3,544,901  $ 91,985  $14,577,562
     Non-Affiliates                           504,864   307,219    3,542,634
                                           ----------  --------  -----------
     Total                                 $4,049,765  $399,204  $18,120,196
                                           ==========  ========  ===========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------                                              -------- -----------
  Affiliates:
     National Union Pool Companies                           --   $15,644,476
     American International Reinsurance Co. Ltd              --     1,623,719
     American International Insurance Company             32220       438,594
     American International Underwriters Overseas,
       Ltd.                                                  --       412,665
     Transatlantic Reinsurance Company                    19453       270,098
     AIG Global Trade and Political Risk Insurance
       Co.                                                10651       103,009
     United Guaranty Insurance Company                    11715        63,190
     Lexington Insurance Company                          19437        50,273
     American International Life Assurance Co. NY
       (US)                                               60607        22,165
     Hartford Steam Boiler Inspection and Insurance
       Co.                                                11452        12,701
     National Union Fire Ins Company of Vermont              --         5,487
     Ascot Syndicate Lloyds 1414                             --         3,600
     Starr Excess Liability Insurance Company, Ltd.       10932         3,115
     Universal Insurance Company Limited                     --         1,121
     Other                                                   --        14,847
                                                                  -----------
         Total Affiliates                                          18,669,060
                                                                  -----------
     Munich Re Group                                         --       240,118
     Lloyd's                                                 --       274,819
     Swiss Re Group                                          --       324,144
                                                                  -----------
         Total Non Affiliates                                         839,081
                                                                  -----------
  Total Affiliates and Non Affiliates                             $19,508,141
                                                                  ===========

During 2006 and 2005, the Company reported in its statements of income $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and $(1,710), respectively, less losses incurred of $12,318 and $41,431 respectively, as a result of commutations with the following reinsurers:

       Company                                             2006    2005
       -------                                            ------- -------
       Trenwick America                                   $ 8,280 $    --
       Alea Group                                           2,432      --
       SCOR Reinsurance Company                                --  42,442
       Other reinsurers below $1 million                    1,606     699
                                                          ------- -------
       Total                                              $12,318 $43,141
                                                          ======= =======

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $78,472 and $141,589, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $30,849 and $65,282, respectively.

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves                                $ 216,347  $453,727
       Adjustments - prior year(s)                      (171,243)  (33,563)
       Adjustments - current year                         (2,455)    8,416
                                                       ---------  --------
       Balance as of December 31, 2006                    42,649   428,580
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)                                      12,212   355,120
       Current year                                        7,195    12,177
                                                       ---------  --------
       Total Recovered as of December 31, 2006            19,407   367,297
                                                       ---------  --------
       Carried Reserves as of December 31, 2006        $  23,242  $ 61,283
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves                                $ 201,597  $276,437
       Adjustments - prior year(s)                      (180,000)  (18,869)
       Adjustments - current year                            (15)    4,538
                                                       ---------  --------
       Total Paid as of December 31, 2006              $  21,582  $262,106
                                                       =========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


                                                         Assumed   Ceded
                                                         ------- --------
      Special Surplus from Retroactive Reinsurance:
         Initial surplus gain or loss realized             $--   $ 47,559
         Adjustments - prior year(s)                        --     20,548
         Adjustments - current year                         --    (18,260)
                                                           ---   --------
         Balance as of December 31, 2006                   $--   $ 49,847
                                                           ===   ========

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2006, is set forth in the table below:

     Reinsurer                                              Assumed  Ceded
     ---------                                              ------- -------
        American International Reins. Co.                   $    -- $45,664
        PEG Reinsurance Co.                                      --   8,830
        Lyndon Property Ins. Company                             --   1,780
        American International Specialty Lines
          Insurance Company                                  17,247      --
        Commerce and Industry Insurance Company of
          Canada                                              5,930      --
        All other reinsurers below $1.0 million                  65   5,009
                                                            ------- -------
            Total                                           $23,242 $61,283
                                                            ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2006:
   Direct                         $       --  $ 77,954    $     --  $       --
   Assumed                                --    94,342      94,279          --
   Ceded                             809,537        --          --     703,508
                                  ----------  --------    --------  ----------
   Total                          $  809,537  $172,296    $ 94,279  $  703,508
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2005:
   Direct                         $       --  $ 56,768    $     --  $       --
   Assumed                                --   430,142     432,987      91,467
   Ceded                           1,336,343        --          --     914,959
                                  ----------  --------    --------  ----------
   Total                          $1,336,343  $486,910    $432,987  $1,006,426
                                  ==========  ========    ========  ==========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                         2006                    2005
                                ----------------------  ----------------------
                                 Deposit      Deposit    Deposit      Deposit
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $1,336,343  $  486,910  $1,638,716  $  465,475
   Deposit activity, including
     loss recoveries              (654,672)   (343,610)   (446,464)    (11,942)
   Interest income or expense,
     net of amortization of
     margin                        113,438      28,996      90,901      33,377
   Non-admitted asset portion       14,428          --      53,190          --
                                ----------  ----------  ----------  ----------
Balance as of December 31       $  809,537  $  172,296  $1,336,343  $  486,910
                                ==========  ==========  ==========  ==========

                                         2006                    2005
                                ----------------------  ----------------------
                                Funds Held  Funds Held  Funds Held  Funds Held
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $  432,987  $1,006,426  $  424,685  $1,089,396
   Contributions                        --      60,915       1,425          --
   Withdrawals                    (355,065)   (422,715)    (15,788)   (154,798)
   Interest                         16,357      58,882      22,665      71,828
                                ----------  ----------  ----------  ----------
Balance as of December 31       $   94,279  $  703,508  $  432,987  $1,006,426
                                ==========  ==========  ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $630,370 and $1,192,231, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $406,719 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting in losses of $3,737.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $97,009, funds held on deposit accounting - $332,073, deposit accounting liability - $314,735 and funds held on deposit accounting liability - $82,054.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2006 and 2005 are as follows:

   As of December 31,                                    2006        2005
   ------------------                                 ----------  ----------
   Gross deferred tax assets                          $1,236,352  $1,252,733
   Gross deferred tax liabilities                       (267,583)   (149,521)
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes                      (546,869)   (794,705)
                                                      ----------  ----------
   Net Admitted Deferred Tax Assets                   $  421,900  $  308,507
                                                      ==========  ==========
   Change in Deferred Tax Assets Non-admitted         $  247,836  $ (299,271)
                                                      ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

     For the Years Ended December 31,                     2006      2005
     --------------------------------                   -------- ---------
     Income tax expense (benefit) on net underwriting
       and net investment income                        $261,144 $(252,358)
     Federal income tax adjustment - prior year            2,119     9,311
                                                        -------- ---------
     Current Income Tax Expense (Benefit)               $263,263 $(243,047)
                                                        ======== =========
     Income Tax on Realized Capital Gains               $ 29,092 $  20,492
                                                        ======== =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, and changes in deferred income taxes for 2006 is set forth in the table below:

As of December 31,                                                          2006        2005       Change
------------------                                                       ----------  ----------  ---------
Deferred Tax Assets

   Loss reserve discount                                                 $  476,856  $  499,838  $ (22,982)
   Non-admitted assets                                                      160,128     206,602    (46,474)
   Unearned premium reserve                                                 316,291     303,414     12,877
   Partnership adjustments                                                   33,192          --     33,192
   Pension adjustments                                                           --       7,328     (7,328)
   Reserves                                                                 183,902      75,662    108,240
   Other temporary difference                                                65,983      54,878     11,105
   Deferred tax remediation - adjustments to December 31, 2005 surplus           --     105,011   (105,011)
                                                                         ----------  ----------  ---------
       Gross Deferred Tax Assets                                          1,236,352   1,252,733    (16,381)
   Non-admitted deferred tax assets                                        (546,869)   (689,694)   142,825
   Non-admitted deferred tax - adjustments to December 31, 2005 surplus          --    (105,011)   105,011
                                                                         ----------  ----------  ---------
       Admitted Deferred Tax Assets                                         689,483     458,028    231,455
                                                                         ----------  ----------  ---------
Deferred Tax Liabilities
   Unrealized capital gains                                                (236,490)   (115,317)  (121,173)
   Partnership adjustments                                                       --      (4,047)     4,047
   Other temporary differences                                              (31,093)    (30,157)      (936)
                                                                         ----------  ----------  ---------
   Gross Deferred Tax Liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
       Net Admitted Deferred Tax Assets                                  $  421,900  $  308,507  $ 113,393
                                                                         ==========  ==========  =========
   Gross deferred tax assets                                              1,236,352   1,252,733    (16,381)
   Gross deferred tax liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
   Net Deferred Tax Assets                                               $  968,769  $1,103,212   (134,443)
                                                                         ==========  ==========
   Income tax effect of unrealized capital (gains) / losses                                        121,173
                                                                                                 ---------
   Change in Net Deferred Income Taxes                                                           $ (13,270)
                                                                                                 =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                                           Amount    Tax Effect
                                                                         ----------  ----------
Income before Federal income taxes                                       $1,271,556  $ 445,045
Book to tax adjustments:
   Tax exempt income and dividends received deduction, net of proration    (455,068)  (159,274)
   Intercompany dividends                                                   (21,938)    (7,678)
   Meals and entertainment                                                    1,543        540
   Non-deductible penalties                                                   2,410        844
   Change in non-admitted assets                                            132,784     46,474
   Federal income tax adjustment - prior year                                    --     (6,222)
   Foreign tax credits                                                           --    (14,104)
                                                                         ----------  ---------
   Total Book to Tax Adjustments                                           (340,269)  (139,420)
                                                                         ----------  ---------
Federal taxable income                                                   $  931,287  $ 305,625
                                                                         ==========  =========

Current Federal income tax expense                                                   $ 263,263
Income tax on net realized capital gains                                                29,092
Change in deferred income taxes                                                         13,270
                                                                                     ---------
Total Federal income tax benefit                                                     $ 305,625
                                                                                     =========

The amount of Federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                    Current year                   $222,388
                    First preceding year           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $372,256 during 2006 and ($43,213) during 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan was $9,000 and $6,500 for the years ended December 31, 2006 and 2005, respectively.

B. Stock Option and Deferred Compensation Plans

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

   Post-retirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $282 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

   As of December 31,                          2006              2005
   ------------------                    ----------------  ----------------
   Discount rate                               6.00%             5.50%
   Rate of compensation increase
     (average)                                 4.25%             4.25%
   Measurement date                      December 31, 2006 December 31, 2005
   Medical cost trend rate                      N/A               N/A

C. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by each item below is as follows:

                                                    2006         2005
                                                -----------  -----------
       Unrealized gains                         $ 2,013,671  $ 1,725,717
       Non-admitted asset values                $(1,448,058) $(1,378,106)
       Provision for reinsurance                $  (128,824) $  (210,152)

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Dividend Restrictions

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2006, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2006) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2006, the maximum dividend payment, which may be made without prior approval during 2007, is approximately $621,185.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                             Asbestos Losses     Environmental Losses
                                         ----------------------  ------------------
                                            2006        2005       2006       2005
                                         ----------  ----------  --------   --------
Direct :
Loss and LAE reserves, beginning of year $1,087,625  $  693,044  $288,676   $256,889
   Incurred losses and LAE                  159,878     489,955   (75,819)    63,051
   Calendar year paid losses and LAE       (149,366)    (95,374)  (34,473)   (31,264)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $1,098,137  $1,087,625  $178,384   $288,676
                                         ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of year $   97,399  $   90,162  $  6,561   $  6,626
   Incurred losses and LAE                   14,332      14,722    (1,462)       830
   Calendar year paid losses and LAE        (14,387)     (7,485)     (151)      (895)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $   97,344  $   97,399  $  4,948   $  6,561
                                         ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of year $  518,246  $  348,261  $134,977   $142,025
   Incurred losses and LAE                   83,696     209,273   (22,324)    16,410
   Calendar year paid losses and LAE        (68,837)    (39,288)  (20,443)   (23,458)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $  533,105  $  518,246  $ 92,210   $134,977
                                         ==========  ==========  ========   ========

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $38.5 million and $34.8 million, respectively.

   At January 1, 2007, the minimum annual aggregate rental commitments are as follows:

          2007                                               $ 40,630
          2008                                                 40,143
          2009                                                 37,875
          2010                                                 37,367
          2011                                                 35,585
          Thereafter                                          253,990
                                                             --------
          Total minimum lease payments                       $445,590
                                                             ========

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales-leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $781,163 and included unrecorded loss contingencies of $758,100.

   As part of its private equity portfolio investment the Company may be called upon for an additional capital investment of up to $640,408, as of December 31, 2006. The Company expects only a small portion of this

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   portfolio will be called during 2007.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                     2006       2005
   ------------------                                  ---------  ---------
   Gross of reinsurance                                $ 448,183  $ 448,183
   Ceded reinsurance                                    (386,704)  (386,704)
                                                       ---------  ---------
      Net of Reinsurance                               $  61,479  $  61,479
                                                       =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,833,600 and $3,700,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims amounted to $332,913 and $397,395, respectively, of which $19,716 and $16,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Guaranty funds receivable or on deposit            $  18,220  $  20,098
    Loss funds on deposit                                 92,573     71,016
    Outstanding loss drafts - suspense accounts          489,807    509,571
    Accrued recoverables                                   4,691      6,780
    Other                                                  3,176     17,681
    Allowance for doubtful accounts                     (429,224)  (446,746)
                                                       ---------  ---------
       Total Other Admitted Assets                     $ 179,243  $ 178,400
                                                       =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006 the Company's liability for insolvency assessments amounted to $31,000 with a related asset for premium tax credits of $18,200. Of the amount accrued, the Company expects to pay approximately $12,800 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,100 of premium tax offset credits and the associated liability in years two through five. The remaining $6,100 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $429,224 and $446,746, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

  Other Liabilities                                         2006      2005
  -----------------                                       --------  --------
  Other liabilites, includes suspense accounts, expense
    account balances and certain accruals                 $107,092  $175,986
  Accrued retrospective premiums                            77,001    50,624
  Accounts payable                                          23,744    23,160
  Deferred commission earnings                              10,039    37,787
  Service carrier liabilty                                   2,336     5,919
  Retroactive reinsurance payable                          (14,859)  (12,171)
  Amounts withheld or retained by company for account of
    others                                                  28,058    31,331
  Policyholder funds on deposit                             11,572    12,578
  Loss clearing                                             12,166    13,610
  Liability for pension and severance pay                    2,705     4,945
  Remmittances and items not allocated                      37,240        --
                                                          --------  --------
  Total Other Liabilities                                 $297,094  $343,769
                                                          ========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 14 - SUBSEQUENT EVENTS

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.16% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.84% of the outstanding shares of 21st Century, including 16.65% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30th, 2007, the Company paid a dividend of $500,000 to its parent, AIG Commercial Insurance Group, Inc.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              CONTRACT FORM UIT-981

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

     (i) Audited Financial Statements - The Variable Annuity Life Insurance Company
          Report of Independent Registered Public Accounting Firm
          Consolidated Balance Sheets
          Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
          Notes to Consolidated Financial Statements

     (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company - Separate Account A
          Report of Independent Registered Public Accounting Firm
          Consolidated Balance Sheets
          Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
          Notes to Consolidated Financial Statements

     (iii) The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for the two years then ended.

(b) Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (3)

2.   Not Applicable.

3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (1)

4.   Form of Individual Annuity Contract (Form UIT-981). (1)

5.   Form of Application for Annuity Contract (Form UIT-981). (2)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable
     Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of
     Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990. (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance
     Company as amended through August 3, 2006. (7)

7.   Not Applicable.

8(a). General Guarantee Agreement between The Variable Annuity Life Insurance
     Company and American Home Assurance Company. (4)

8(b). Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (Filed herewith)

9.(a). Opinion and consent of counsel for Depositor. (5)

9.(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
     American Home Assurance Company. (5)

10.  Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11.  Not Applicable.

12.  Not Applicable.

13.  Calculation of standard and nonstandard performance information. (1)

14(a). Powers of Attorney - The Variable Annuity Life Insurance Company. (8)

14(b). Powers of Attorney - American Home Assurance Company. (6 and 8)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which form requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (2)

----------
(1) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

(2) Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 1998, accession number 0000950129-98-001760.

(3) Incorporated by reference to Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003, accession number 0000950129-003-002383.

(4) Incorporated by reference to Post-Effective Amendment No. 37 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, accession number 0000354912-05-000049.

(5) Incorporated by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, accession number 0000950129-05-010059.

(6) Incorporated by reference to Post-Effective Amendment No. 40 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 27, 2006, accession number 0001193125-06-040162.

(7) Incorporated by reference to Initial Form N-4 Registration Statement (File No. 333-137942/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, accession number 0001193125-06-206012.

(8) Incorporated by reference to Post-Effective Amendment No. 41 to Form N-4 Registration Statement (File No. 002-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2006, accession number 0000950129-06-004645.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL
BUSINESS ADDRESS         POSITIONS AND OFFICES HELD WITH DEPOSITOR
Officer                  Title
-------------------      -----------------------------------------
Jay S. Wintrob*          Director
Bruce R. Abrams          Director, President and Chief Executive Officer
Randall W. Epright**     Executive Vice President & Chief Information Officer
Sharla A. Jackson***     Director, Executive Vice President - Operations
Michael J. Perry         Executive Vice President - National Sales
Christopher J. Swift     Director
Jay G. Wilkinson         Executive Vice President - Group Management
Michael J. Akers         Director, Senior Vice President & Chief Actuary
Leslie K. Bates          Senior Vice President
Michael T. Buchanan      Senior Vice President - Business Development
Lillian Caliman          Senior Vice President & Divisional Chief Information Officer
Evelyn Curran            Senior Vice President - Product Development
David H. den Boer        Senior Vice President & Chief Compliance Officer
Terry B. Festervand      Senior Vice President & Treasurer
N. Scott Gillis**        Director, Senior Vice President & Principal Financial Officer
Glenn Harris             Senior Vice President - Group Management
Kathleen M. McCutcheon   Director and Senior Vice President - Human Resources
Thomas G. Norwood        Senior Vice President - Broker/Dealer Operations
Kellie Richter           Senior Vice President - Marketing Strategy
Brenda Simmons           Senior Vice President
Robert E. Steele***      Senior Vice President - Specialty Products
Richard L. Bailey        Vice President - Group Actuarial
Kurt W. Bernlohr         Vice President - Annuity Products
William B. Bartelloni    Vice President
Mary C. Birmingham       Vice President - Client Contribution Services
Gregory Stephen Broer    Vice President - Actuarial
Richard A. Combs         Vice President - Actuarial
Bruce Corcoran           Vice President
Neil J. Davidson         Vice President - Actuarial
Robin F. Farris          Vice President
Darlene Flagg            Vice President - Case Development
Mark D. Foster           Vice President - VFA Compensation
Daniel Fritz             Vice President - Actuarial

Marc Gamsin*             Vice President
David W. Hilbig          Vice President - Education Services & Marketing Communications
Eric B. Holmes           Vice President
Michael R. Hood          Vice President
Jeffrey M. Hughes        Vice President
Stephen M. Hughes        Vice President - Marketing
Paul Jackson             Vice President
Joanne M. Jarvis         Vice President - Sales Planning & Reporting
Dave Jorgensen           Vice President and Controller
Joan M. Keller           Vice President - Client Service Processing
Ted G. Kennedy           Vice President - Government Relations
Calvin King              Vice President - North Houston CCC
Gary J. Kleinman****     Vice President
Pirie McIndoe            Vice President
Joseph P. McKernan       Vice President - Information Technology
Lou McNeal               Vice President
Kevin S. Nazworth        Vice President
Greg Outcalt*            Vice President
Rembert R. Owen, Jr.     Vice President & Assistant Secretary
Phillip W. Schraub       Vice President
Richard W. Scott****     Vice President & Chief Investment Officer
Cynthia S. Seeman        Vice President
James P. Steele***       Vice President - Specialty Products
Katherine Stoner         Vice President and Secretary
Richard Turner           Vice President - Retirement Services Tax
Krien Verberkmoes        Vice President - Sales Compliance
Darla G. Wilton          Vice President - National Sales
William Fish             Investment Officer
Roger E. Hahn            Investment Officer
Craig R. Mitchell        Investment Officer
Alan Nussenblatt         Investment Officer
Sam Tillinghast          Investment Officer
W. Larry Mask            Real Estate Investment Officer & Assistant Secretary
Daniel R. Cricks         Tax Officer
Kortney S. Farmer        Assistant Secretary
Tracey E. Harris         Assistant Secretary
Debra L. Herzog          Assistant Secretary
Paula G. Payne           Assistant Secretary
Connie E. Pritchett***   Assistant Secretary
Frederick J. Sdao        Assistant Secretary
John Fleming             Assistant Treasurer
Paul Hoepfl              Assistant Treasurer
Robert C. Bauman         Administrative Officer
Joyce Bilski             Administrative Officer
Kara R. Boling           Administrative Officer
Fred Caldwell            Administrative Officer
Debbie G. Fewell         Administrative Officer
Tom Goodwin              Administrative Officer
Carolyn Gutierrez        Administrative Officer
Ted D. Hennis            Administrative Officer
Kathleen Janos           Administrative Officer
Richard D. Jackson       Administrative Officer
Joella McPherson         Administrative Officer
Michael M. Mead          Administrative Officer
Steven Mueller           Administrative Officer

Linda Pinney             Administrative Officer
Sheryl Reed              Administrative Officer
Carolyn Roller           Administrative Officer
Diana Smirl              Administrative Officer
Kathryn T. Smith         Administrative Officer
Thomas M. Ward           Administrative Officer

*    1 SunAmerica Center, Los Angeles, California 90067-6022

**   21650 Oxnard Ave., Woodland Hills, California 91367

***  205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-07-003026, filed March 1, 2007 and incorporated herein by reference. The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 30, 2007, a date within 90 days prior to the date of filing, there were 1,423 individual qualified contract owners and 14 individual non-qualified contract owners and zero (0) group contract owners of the qualified or non-qualified contracts offered by the UIT-981 prospectus.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL    POSITION AND OFFICES WITH UNDERWRITER AMERICAN
 BUSINESS ADDRESS               GENERAL DISTRIBUTORS, INC.
-------------------   -----------------------------------------------
Evelyn Curran         Director, Chief Executive Officer and President
David H. den Boer     Director, Senior Vice President and Secretary
Katherine Stoner      Director and Assistant Secretary
Thomas G. Norwood     Executive Vice President
Krien VerBerkmoes     Chief Compliance Officer
John Reiner           Chief Financial Officer and Treasurer
Terry B. Festervand   Assistant Treasurer
Paul Hoepfl           Assistant Treasurer
Kathleen Janos        Assistant Treasurer
Daniel R. Cricks      Tax Officer
Kortney S. Farmer     Assistant Secretary
Debra L. Herzog       Assistant Secretary
Paula G. Payne        Assistant Secretary

(c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

     The Variable Annuity Life Insurance Company
     Attn: Operations Administration
     2929 Allen Parkway
     Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c.   Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement

Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

     (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

     (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 1st day of May, 2007.

                                        THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY SEPARATE ACCOUNT A
                                        (Registrant)

                                        BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant
                                            and itself)


                                        BY: /s/ KATHERINE STONER
                                            ------------------------------------
                                            Katherine Stoner
                                            Vice President, Associate General
                                            Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                               Title                            Date
---------                               -----                            ----


*                                       Director                         May 1, 2007
-------------------------------------
Jay S. Wintrob


*                                       Director and Chief               May 1, 2007
-------------------------------------   Executive Officer
Bruce R. Abrams


*                                       Director                         May 1, 2007
-------------------------------------
Michael J. Akers


*                                       Director and Principal           May 1, 2007
-------------------------------------   Financial Officer
N. Scott Gillis


*                                       Director and Chief Operating     May 1, 2007
-------------------------------------   Officer
Sharla A. Jackson


*                                       Director                         May 1, 2007
-------------------------------------
Kathleen M. McCutcheon


*                                       Director                         May 1, 2007
-------------------------------------
Christopher J. Swift


/s/ DAVID S. JORGENSEN                  Vice President and Controller    May 1, 2007
-------------------------------------   (Principal Accounting Officer)
David S. Jorgensen


* /s/ KATHERINE STONER                  Attorney-In-Fact                 May 1, 2007
-------------------------------------
Katherine Stoner

                                   SIGNATURES

     American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 1st day of May, 2007.

                                        AMERICAN HOME ASSURANCE COMPANY


                                        BY: /s/ ROBERT S. SCHIMEK
                                            ------------------------------------
                                            ROBERT S. SCHIMEK
                                            SENIOR VICE PRESIDENT AND TREASURER

     The amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                   Date
---------                               -----                   ----


*                                       Director and Chairman   May 1, 2007
-------------------------------------
KRISTIAN P. MOOR


*                                       Director and President  May 1, 2007
-------------------------------------
JOHN Q. DOYLE


/s/ ROBERT S. SCHIMEK                   Director, Senior Vice   May 1, 2007
-------------------------------------   President, Treasurer
ROBERT S. SCHIMEK                       and Comptroller


*                                       Director                May 1, 2007
-------------------------------------
M. BERNARD AIDINOFF


*                                       Director                May 1, 2007
-------------------------------------
CHARLES H. DANGELO


*                                       Director                May 1, 2007
-------------------------------------
NEIL A. FAULKNER


*                                       Director                May 1, 2007
-------------------------------------
DAVID N. FIELDS


*                                       Director                May 1, 2007
-------------------------------------
KENNETH V. HARKINS


*                                       Director                May 1, 2007
-------------------------------------
DAVID L. HERZOG


*                                       Director                May 1, 2007
-------------------------------------
ROBERT E. LEWIS


*                                       Director                May 1, 2007
-------------------------------------
WIN J. NEUGER


*                                       Director                May 1, 2007
-------------------------------------
NICHOLAS TYLER


*                                       Director                May 1, 2007
-------------------------------------
NICHOLAS C. WALSH


* /s/ ROBERT S. SCHIMEK                 Attorney-In-Fact        May 1, 2007
-------------------------------------
ROBERT S. SCHIMEK

                                Index of Exhibits

Exhibit No.

8(b) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006

10.  Consent of Independent Registered Public Accounting Firm